UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-1027

Name of Registrant: Vanguard World Funds

Address of Registrant:

P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Heidi Stam, Esquire

P.O. Box 876

Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2008– February 28, 2009

Item 1: Reports to Shareholders

Vanguard U.S. Growth Fund Semiannual Report

February 28, 2009

>	Vanguard U.S. Growth Fund’s Investor Shares returned about –39% for the fiscal half-year ended February 28, 2009.
>	Despite its disappointing performance, the fund modestly outperformed both its benchmark and the average large-capitalization growth fund.
>	During one of the worst six-month periods on record for U.S. stocks, the fund posted negative results in all ten sectors of the market.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Advisors’ Report	6
Fund Profile	9
Performance Summary	10
Financial Statements	11
About Your Fund’s Expenses	22
Trustees Approve Advisory Agreements	24
Glossary	26

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Your Fund’s Total Returns

Six Months Ended February 28, 2009

Total Returns
Vanguard U.S. Growth Fund
Investor Shares	-38.87%
Admiral™ Shares	-38.83
Russell 1000 Growth Index	-39.90
Average Large-Cap Growth Fund	-40.13

Average Large-Cap Growth Fund: Derived from data provided by Lipper Inc.

Admiral Shares are a lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Your Fund’s Performance at a Glance
August 31, 2008, Through February 28, 2009
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard U.S. Growth Fund
Investor Shares	$17.89	$10.83	$0.116	$0.000
Admiral Shares	46.37	28.02	0.376	0.000

1

President’s Letter

Dear Shareholder,

U.S. stocks fell across the board during the fiscal half-year ended February 28, 2009. Vanguard U.S. Growth Fund’s Investor Shares and Admiral Shares returned about –39% for the period. Despite negative returns, the fund performed slightly better than both its benchmark—the Russell 1000 Growth Index—and the average large-cap growth fund.

Like most mutual funds, the U.S. Growth Fund’s performance over the six-month period left much to be desired. On a relative basis, however, the fund’s recent performance marks a positive change from its struggles over the past few years.

Stocks fell steeply and broadly amid credit woes and slow growth

Stocks began the fiscal half-year inauspiciously and continued to decline as tight credit maintained its grip on business and major economies slipped into recession. Neither landmark programs to bolster financial institutions nor the $787 billion economic stimulus package signed into law in February served to boost investor confidence, which was already badly shaken after the U.S. stock market suffered its second-worst calendar-year performance ever.

2

For the six months ended February 28, U.S. equities overall returned about –42%. International stocks returned about –45%; emerging markets, which had boomed in recent years, were hit especially hard. The declines across the globe were notable for their speed, breadth, and extraordinary magnitude. Volatility also increased dramatically, to levels not seen since the 1930s. For example, the period encompassed not only four of the worst but also two of the best U.S. trading days since 1928 (based on percentage losses and gains).

Investors sought refuge in low-yield, but liquid, Treasuries

In the wake of the September collapse of Lehman Brothers, a leading Wall Street investment bank, credit markets deteriorated globally—a painful reminder of how intertwined markets have become and of how important trust is to keep them functioning. Lacking confidence, investors continued to seek the relative safety and liquidity of U.S. Treasury securities, driving prices up and yields down—even briefly into negative territory for the shortest-term securities. This flight to quality led corporate bonds to experience two of their worst months ever in terms of real returns, in September and October.

Market Barometer
			Total Returns
		Periods Ended February 28, 2009
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	-42.25%	-43.62%	-6.38%
Russell 2000 Index (Small-caps)	-46.91	-42.38	-6.68
Dow Jones Wilshire 5000 Index (Entire market)	-42.27	-43.15	-6.04
MSCI All Country World Index ex USA (International)	-45.36	-51.27	-1.65

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	1.88%	2.06%	4.00%
Barclays Capital Municipal Bond Index	0.05	5.18	3.13
Citigroup Three-Month U.S. Treasury Bill Index	0.42	1.31	3.07

CPI
Consumer Price Index	-3.15%	0.24%	2.65%

3

After several aggressive actions by the Federal Reserve Board and the Treasury—including lowering the target for the federal funds rate to a range of 0% to 0.25%—signs of a thaw began to emerge. January and February, for example, were the most active months for the issuance of investment-grade corporate bonds since 1995. Against this backdrop, the broad taxable bond market returned almost 2% for the six months, while tax-exempt bonds were about flat.

Losses in all sectors led to disappointing results

The six-month period covered in this report included some of the most trying times in the history of the U.S. economy, as the financial crisis intensified, housing prices continued to tumble, and job losses became widespread. Given the constant stream of bad news, investors fled to less-risky investments, causing the stock market to hit record lows.

The downward spiral affected all corners of the market, and the U.S. Growth Fund posted negative results in all ten sectors for the six months. The fund’s biggest losses came from some of the period’s weakest performers, including information technology, energy, and financials.

Information technology stocks—which accounted for about 28% of the portfolio’s holdings at the close of the period—weighed most heavily on the fund’s performance. The fund held many of the sector’s highest-profile companies, including Apple (–47%), Hewlett-Packard

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Average Large-Cap
	Shares	Shares	Growth Fund
U.S. Growth Fund	0.50%	0.31%	1.34%

The fund expense ratios shown are from the prospectus dated December 29, 2008, and represent estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended February 28, 2009, the annualized expense ratios were 0.46% for the Investor Shares and 0.29% for the Admiral Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2008.

4

(–38%), and Microsoft (–40%). These companies saw their stocks plummet as the global economic downturn restrained sales of PCs and other technologies.

The fund’s energy stocks, which were hit hard as oil prices tumbled, were another weak spot, subtracting over 6 percentage points from the fund’s total return. The fund also suffered sizable losses in the health care and financial sectors.

The six-month period was virtually devoid of bright spots; however, the fund did hold one stock in the consumer discretionary area that contributed a positive return. Apollo Group, an educational services company, posted a 14% return for the period.

A reminder for investors: Keep an eye on the future

The six months ended February 28, 2009 was a very difficult time for the U.S. stock market. As the recession deepened, it affected all areas of the market. There was no place to hide. U.S. Growth Fund, like most equity investments, was hit hard.

During these periods of extreme disruption, investors’ first impulse is often to react to the market’s ups and downs. However, we urge shareholders to consider carefully before making any rash changes to their portfolios based solely on the daily fluctuations of the stock market. Although the market’s volatility can be jarring, it’s important not to let short-term extremes blind us to the long-term case for equities. The stock market’s recent declines are an unavoidable trade-off for their potential to produce superior returns in the long term.

We encourage investors to build a carefully constructed portfolio that contains an appropriate mix of stocks, bonds, and money market funds for your long-term goals. A well-balanced portfolio can provide you with some protection from extreme market swings, while also giving you an opportunity for long-term growth.

With its low expense ratio and mandate to identify superior investments in growth-oriented stocks, we believe that the U.S. Growth Fund can be an excellent addition to such a well-balanced, long-term investment portfolio.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

March 11, 2009

5

Advisors’ Report

For the six months ended February 28, 2009, Vanguard U.S. Growth Fund returned about –39%. Your fund is managed by two advisors, a strategy that enhances the fund’s diversification by providing exposure to distinct, yet complementary, investment approaches.

The table below presents the advisors, the percentage and amount of fund assets that each manages, and brief descriptions of their investment strategies. Each advisor has also prepared a discussion of the investment environment during the fiscal half-year and of how the portfolio’s positioning reflects this assessment. These reports were prepared on March 12, 2009.

AllianceBernstein L.P.

Portfolio Managers:

James G. Reilly, Executive Vice President

P. Scott Wallace, CFA, Senior Vice President

For the half-year ended February 28, 2009, U.S. equities declined sharply, as an increasingly negative economic outlook and rising fears about the health of the global financial system weighed on investor sentiment. While the growth style that we pursue held up better than the broad market over this period, these stocks still declined meaningfully as investors’ short-term risk aversion overwhelmed their appreciation of such companies’ superior fundamentals. In our view, these investments still represent extraordinary opportunities today.

Vanguard U.S. Growth Fund Investment Advisors

	Fund Assets Managed
Investment Advisor	%	$ Million	Investment Strategy
AllianceBernstein L.P.	66	1,892	Uses a fundamentally based, research-driven approach
			to large-capitalization growth investing. The advisor
			seeks to build a diversified portfolio of successful,
			well-managed companies with sustainable competitive
			advantages and superior prospects for growth not fully
			reflected in relative valuation.
William Blair & Company,	31	873	Uses a fundamental investment approach in pursuit of
L.L.C.			superior long-term investment results from growth-
			oriented companies with leadership positions and
			strong market presence.
Cash Investments	3	74	These short-term reserves are invested by Vanguard in
			equity index products to simulate investment in stocks.
			Each advisor may also maintain a modest cash
			position.

6

Valuations for equities and nongovernment bonds hit historic lows as evidence mounted that the global economy was entering a severe slowdown. While the near-term economic outlook is grim, we expect unprecedented global monetary and fiscal stimuli to help power a recovery. Across the capital markets, very weak periods have historically been followed by strong recoveries. The upturns have tended to occur suddenly, before there’s solid evidence of an economic rebound. Indeed, stock markets have typically recovered months before recessions have ended.

Health care was the primary contributor to relative performance during the six-month period, while information technology was the primary detractor. As our defensive holdings outperformed, we began to rotate into companies that appear poised to rebound strongly in an eventual economic recovery. However, we are still maintaining an appropriate balance of “stable investments” to guard the portfolio from potential near-term risks.

History has shown the difficulty of defining stock-market troughs in real time. It has also illustrated that the most reliable investment strategy during turbulent periods is to maintain exposure to companies that have the financial resources to survive and are solidly positioned to capture extraordinary upside opportunities in an eventual recovery. As we see evidence that the economic environment is improving, we anticipate shifting the portfolio to more cyclical holdings. However, for the short term we have emphasized stability, with health care remaining our largest overweighting, while maintaining some exposure to what we see as extraordinary potential upside.

William Blair & Company, L.L.C.

Portfolio Manager:

John F. Jostrand, CFA, Principal

Throughout the past six months, equity markets have been extremely challenging, with severe declines and high levels of volatility. In the first half of the period, markets fell substantially as Lehman Brothers collapsed and the global financial crisis deepened. As a result, investors became more risk-averse and flocked to traditional defensive groups such as consumer staples and heath care, at the expense of crippled financials and more cyclical sectors such as energy and industrials. However, after the November low, investors chased laggards and low-quality stocks in anticipation of a recovery.

In 2009, the equity markets have fallen near November 2008 lows amid uncertainty about the direction of the global economies, the impact of the stimulus plans, and the continued deterioration of economic results.

7

The portfolio declined during this time, but in general during the market turmoil, our quality growth process helped us to identify companies with strong balance sheets, market leadership, and competitive sustainable business models. Relative results also benefited from stock selection in the industrials and consumer discretionary sectors.

The portfolio was weakened by stock selection in consumer staples and technology. In addition, late in the fourth quarter of 2008, heavily sold or low-quality stocks rallied, which detracted from the portfolio’s performance given our quality focus.

The outlook for the global equity markets remains unclear. We believe U.S. economic conditions will continue to deteriorate further in the first half of 2009, followed by some improvement in the second half as a result of the aggressive and unprecedented levels of the global stimulus programs. We expect these proactive global monetary and fiscal actions to gradually stem and eventually help reverse the global slowdown. However, our expectations for growth in the United States remain at subdued levels.

In this difficult market environment, we remain committed to our quality growth investment philosophy. We believe companies with these characteristics will be rewarded for their leadership, strong management teams, pristine balance sheets, attractive cash flow, and ability to self-finance. In fact, in this slower-growth environment, these companies should gain further ground by taking market share from weaker peers that stumble or fail.

While it is difficult to say whether market lows have been reached yet and whether a recovery is imminent, we believe that a substantial portion of the bad news has been priced in. Many of the quality growth names in which we invest are now at very attractive valuation levels, providing a significant investment opportunity.

8

U.S. Growth Fund

Fund Profile

As of February 28, 2009

Share Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VWUSX	VWUAX
Expense Ratio[1]	0.50%	0.31%
30-Day SEC Yield	0.85%	1.06%

Portfolio Characteristics
		Russell
		1000	Dow
		Growth	Wilshire
	Fund	Index	5000 Index
Number of Stocks	70	640	4,524
Median Market Cap	$41.9B	$25.6B	$20.9B
Price/Earnings Ratio	13.6x	11.7x	12.4x
Price/Book Ratio	2.5x	2.4x	1.5x
Return on Equity	24.2%	24.0%	20.8%
Earnings Growth Rate	32.2%	23.3%	17.6%
Dividend Yield	1.5%	2.2%	3.1%
Foreign Holdings	2.8%	0.0%	0.0%
Turnover Rate
(Annualized)	91%	—	—
Short-Term Reserves	1.9%	—	—

Sector Diversification (% of equity exposure)
		Russell
		1000	Dow
		Growth	Wilshire
	Fund	Index	5000 Index
Consumer
Discretionary	8.3%	9.7%	9.0%
Consumer Staples	13.6	14.2	11.7
Energy	8.2	8.5	13.0
Financials	5.4	3.0	12.3
Health Care	24.4	16.1	15.3
Industrials	7.5	11.8	9.9
Information
Technology	27.6	30.0	17.1
Materials	4.8	4.0	3.4
Telecommunication
Services	0.1	0.8	3.7
Utilities	0.1	1.9	4.6

Volatility Measures
	Russell 1000	Dow Wilshire
	Growth Index	5000 Index
R-Squared	0.96	0.89
Beta	0.95	0.91

These measures show the degree and timing of the fund’s fluctuations compared with the index over the past 36 months.

Ten Largest Holdings (% of total net assets)

Google Inc.	Internet Software &
	Services	5.8%
Hewlett-Packard Co.	Computer
	Hardware	4.7
Gilead Sciences, Inc.	Biotechnology	4.6
Apple Inc.	Computer
	Hardware	4.2
QUALCOMM Inc.	Communications
	Equipment	4.0
Genentech, Inc.	Biotechnology	3.7
Cisco Systems, Inc.	Communications
	Equipment	3.5
Wal-Mart Stores, Inc.	Hypermarkets &
	Super Centers	3.1
McDonald’s Corp.	Restaurants	3.1
Schlumberger Ltd.	Oil & Gas
	Equipment &
	Services	3.0
Top Ten		39.7%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated December 29, 2008, and represent estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended February 28, 2009, the annualized expense ratios were 0.46% for the Investor Shares and 0.29% for the Admiral Shares.

9

U.S. Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): August 31, 1998, Through February 28, 2009

Average Annual Total Returns: Periods Ended December 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Investor Shares	1/6/1959	-37.82%	-3.68%	-7.72%
Admiral Shares	8/13/2001	-37.69	-3.46	-5.35[1]
1 Return since inception.

Vanguard fund total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

See Financial Highlights for dividend and capital gains information.

10

U.S. Growth Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

Market
Value•
Shares	($000)
Common Stocks (96.0%)[1]
Consumer Discretionary (7.9%)
McDonald’s Corp.	1,659,490	86,708
*	Kohl’s Corp.	1,559,091	54,786
The Walt Disney Co.	1,912,100	32,066
Omnicom Group Inc.	797,130	19,155
Lowe’s Cos., Inc.	919,760	14,569
*	Apollo Group, Inc. Class A	119,280	8,648
NIKE, Inc. Class B	184,910	7,679
223,611
Consumer Staples (13.1%)
Wal-Mart Stores, Inc.	1,790,350	88,157
PepsiCo, Inc.	943,400	45,415
Colgate-Palmolive Co.	703,200	42,318
Costco Wholesale Corp.	969,300	41,040
The Coca-Cola Co.	791,850	32,347
The Procter & Gamble Co.	659,720	31,779
Philip Morris
International Inc.	715,500	23,948
Campbell Soup Co.	667,250	17,862
CVS Caremark Corp.	689,040	17,736
General Mills, Inc.	303,900	15,949
Molson Coors Brewing Co.
Class B	433,200	15,262
371,813
Energy (7.8%)
Schlumberger Ltd.	2,231,170	84,918
Apache Corp.	793,750	46,903
EOG Resources, Inc.	925,790	46,327
XTO Energy, Inc.	683,400	21,636
*	Cameron
International Corp.	787,940	15,191
*	National Oilwell Varco Inc.	241,700	6,461
221,436
Exchange-Traded Fund (0.0%)
2	Vanguard Growth ETF	3,100	108

Financials (5.0%)
CME Group, Inc.	209,210	38,160

			Market
			Value•
		Shares	($000)
	The Goldman
	Sachs Group, Inc.	412,400	37,561
	JPMorgan Chase & Co.	1,156,000	26,414
	Charles Schwab Corp.	1,670,185	21,228
	Franklin Resources Corp.	418,600	19,172
			142,535
Health Care (23.7%)
	Biotechnology (11.2%)
*	Gilead Sciences, Inc.	2,929,360	131,235
*	Genentech, Inc.	1,221,630	104,510
*	Celgene Corp.	1,829,860	81,850

	Health Care Equipment & Supplies (3.9%)
	Baxter International, Inc.	895,600	45,595
	Becton, Dickinson & Co.	399,210	24,707
*	St. Jude Medical, Inc.	613,280	20,336
	Alcon, Inc.	236,640	19,490

	Health Care Providers & Services (1.8%)
*	Medco Health
	Solutions, Inc.	981,800	39,841
	UnitedHealth Group Inc.	634,600	12,470

	Life Science Tools & Services (0.7%)
*	Thermo Fisher
	Scientific, Inc.	556,720	20,187

	Pharmaceuticals (6.1%)
	Teva Pharmaceutical
	Industries Ltd.
	Sponsored ADR	1,777,060	79,221
	Abbott Laboratories	1,617,000	76,549
	Allergan, Inc.	452,135	17,516
			673,507
Industrials (7.1%)
	Danaher Corp.	666,915	33,853
	Emerson Electric Co.	1,235,870	33,059
	Roper Industries Inc.	551,190	22,792
	Lockheed Martin Corp.	324,300	20,466
^	Fastenal Co.	662,540	19,956

11

U.S. Growth Fund

			Market
			Value•
		Shares	($000)
*	Jacobs Engineering
	Group Inc.	489,500	16,516
	J.B. Hunt Transport
	Services, Inc.	659,710	13,445
	Precision Castparts Corp.	238,100	13,198
	Honeywell International Inc.	408,300	10,955
	Expeditors International of
	Washington, Inc.	360,320	9,927
	Fluor Corp.	132,500	4,406
	Cummins Inc.	160,100	3,330
			201,903
Information Technology (26.8%)
	Communications Equipment (7.5%)
	QUALCOMM Inc.	3,381,395	113,040
*	Cisco Systems, Inc.	6,818,473	99,345

	Computers & Peripherals (9.4%)
	Hewlett-Packard Co.	4,619,800	134,113
*	Apple Inc.	1,347,706	120,364
*	NetApp, Inc.	997,000	13,400

	Electronic Equipment & Instruments (0.4%)
*	FLIR Systems, Inc.	534,399	10,907

	Internet Software & Services (5.8%)
*	Google Inc.	488,585	165,137

	Semiconductors & Semiconductor
	Equipment (0.5%)
	Intel Corp.	1,093,110	13,926

	Software (3.2%)
	Microsoft Corp.	4,062,595	65,611
*	salesforce.com, inc.	309,670	8,671
*	Activision Blizzard, Inc.	851,125	8,537
*	Adobe Systems, Inc.	466,939	7,798
			760,849
Materials (4.6%)
	Monsanto Co.	1,101,675	84,025
	Praxair, Inc.	424,140	24,070
	Ecolab, Inc.	428,320	13,612
	Air Products &
	Chemicals, Inc.	209,330	9,681
			131,388
Total Common Stocks
(Cost $3,870,512)			2,727,150

			Market
			Value•
		Shares	($000)
Temporary Cash Investments (4.8%)[1]
Money Market Fund (4.2%)
3,4	Vanguard Market
	Liquidity Fund,
	0.663%	117,394,994	117,395

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.6%)
5	Federal Home Loan
	Mortgage Corp.
6	0.597%, 8/24/09	18,000	17,944
Total Temporary Cash Investments
(Cost $135,343)			135,339
Total Investments (100.8%)
(Cost $4,005,855)			2,862,489
Other Assets and Liabilities (-0.8%)
Other Assets			26,958
Liabilities[4]			(50,062)
			(23,104)
Net Assets (100%)			2,839,385

12

U.S. Growth Fund

At February 28, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	10,577,287
Overdistributed Net Investment Income	(13,391)
Accumulated Net Realized Losses	(6,570,530)
Unrealized Appreciation (Depreciation)
Investment Securities	(1,143,366)
Futures Contracts	(10,615)
Net Assets	2,839,385

Investor Shares—Net Assets
Applicable to 201,855,144 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,185,178
Net Asset Value Per Share—
Investor Shares	$10.83

Admiral Shares—Net Assets
Applicable to 23,351,494 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	654,207
Net Asset Value Per Share—
Admiral Shares	$28.02

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $7,530,000.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 98.6% and 2.2%, respectively, of net assets.

2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $7,750,000 of collateral received for securities on loan.
5	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

6 Securities with a value of $17,944,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.

13

U.S. Growth Fund

Statement of Operations

Six Months Ended
February 28, 2009
($000)
Investment Income
Income
Dividends[1]	21,774
Interest[1]	1,846
Security Lending	131
Total Income	23,751
Expenses
Investment Advisory Fees—Note B
Basic Fee	2,859
Performance Adjustment	(691)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	3,918
Management and Administrative—Admiral Shares	526
Marketing and Distribution—Investor Shares	404
Marketing and Distribution—Admiral Shares	117
Custodian Fees	30
Shareholders’ Reports—Investor Shares	33
Shareholders’ Reports—Admiral Shares	10
Trustees’ Fees and Expenses	3
Total Expenses	7,209
Expenses Paid Indirectly	(130)
Net Expenses	7,079
Net Investment Income	16,672
Realized Net Gain (Loss)
Investment Securities Sold[1]	(364,708)
Futures Contracts	(69,365)
Realized Net Gain (Loss)	(434,073)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(1,409,524)
Futures Contracts	(3,902)
Change in Unrealized Appreciation (Depreciation)	(1,413,426)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,830,827)

1 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $1,000, $1,698,000, and $0, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

14

U.S. Growth Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	16,672	27,319
Realized Net Gain (Loss)	(434,073)	138,171
Change in Unrealized Appreciation (Depreciation)	(1,413,426)	(551,756)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,830,827)	(386,266)
Distributions
Net Investment Income
Investor Shares	(23,339)	(25,051)
Admiral Shares	(8,835)	(11,166)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(32,174)	(36,217)
Capital Share Transactions
Investor Shares	(25,766)	(351,798)
Admiral Shares	(24,658)	(106,170)
Net Increase (Decrease) from Capital Share Transactions	(50,424)	(457,968)
Total Increase (Decrease)	(1,913,425)	(880,451)
Net Assets
Beginning of Period	4,752,810	5,633,261
End of Period[1]	2,839,385	4,752,810
1	Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($13,391,000) and $2,111,000.

See accompanying Notes, which are an integral part of the Financial Statements.

15

U.S. Growth Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$17.89	$19.44	$17.06	$16.77	$14.39	$14.00
Investment Operations
Net Investment Income	.061	.089	.113	.059	.040[1]	.028
Net Realized and Unrealized Gain
(Loss) on Investments	(7.005)	(1.523)	2.354	.266	2.385	.409
Total from Investment Operations	(6.944)	(1.434)	2.467	.325	2.425	.437
Distributions
Dividends from Net Investment Income	(.116)	(.116)	(.087)	(.035)	(.045)	(.047)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.116)	(.116)	(.087)	(.035)	(.045)	(.047)
Net Asset Value, End of Period	$10.83	$17.89	$19.44	$17.06	$16.77	$14.39

Total Return[2]	-38.87%	-7.44%	14.50%	1.93%	16.86%	3.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,185	$3,637	$4,308	$4,530	$4,848	$5,503
Ratio of Total Expenses to
Average Net Assets[3]	0.46%[4]	0.43%	0.50%	0.58%	0.55%	0.53%
Ratio of Net Investment Income to
Average Net Assets	0.93%[4]	0.47%	0.60%	0.34%	0.30%[1]	0.19%
Portfolio Turnover Rate	91%[4]	107%	51%	48%	38%	71%

1 Net investment income per share and the ratio of net investment income to average net assets include $.017 and 0.11%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2	Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Includes performance-based investment advisory fee increases (decreases) of (0.04%), (0.03%), (0.01%), 0.02%, (0.02%), and (0.03%).

4 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

16

U.S. Growth Fund

Financial Highlights

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$46.37	$50.42	$44.24	$43.47	$37.29	$36.28
Investment Operations
Net Investment Income	.186	.325	.416	.271	.226[1]	.147
Net Realized and Unrealized Gain (Loss)
on Investments	(18.160)	(3.950)	6.107	.677	6.163	1.052
Total from Investment Operations	(17.974)	(3.625)	6.523	.948	6.389	1.199
Distributions
Dividends from Net Investment Income	(.376)	(.425)	(.343)	(.178)	(.209)	(.189)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.376)	(.425)	(.343)	(.178)	(.209)	(.189)
Net Asset Value, End of Period	$28.02	$46.37	$50.42	$44.24	$43.47	$37.29

Total Return	-38.83%	-7.28%	14.80%	2.16%	17.16%	3.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$654	$1,116	$1,325	$1,262	$1,012	$824
Ratio of Total Expenses to
Average Net Assets[2]	0.29%[3]	0.24%	0.27%	0.34%	0.32%	0.32%
Ratio of Net Investment Income to
Average Net Assets	1.10%[3]	0.66%	0.83%	0.58%	0.53%[1]	0.40%
Portfolio Turnover Rate	91%[3]	107%	51%	48%	38%	71%

1 Net investment income per share and the ratio of net investment income to average net assets include $.045 and 0.11%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2	Includes performance-based investment advisory fee increases (decreases) of (0.04%), (0.03%), (0.01%), 0.02%, (0.02%), and (0.03%).
3	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

17

U.S. Growth Fund

Notes to Financial Statements

Vanguard U.S. Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2005–2008), and for the period ended February 28, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4.	Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

18

U.S. Growth Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. AllianceBernstein L.P. and William Blair & Company, L.L.C., each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee for AllianceBernstein L.P. is subject to quarterly adjustments based on performance for the preceding three years relative to the Russell 1000 Growth Index. The basic fee for William Blair & Company, L.L.C., is subject to quarterly adjustments based on performance since June 1, 2004, relative to the Russell 1000 Growth Index.

The Vanguard Group manages the cash reserves of the portfolio on an at-cost basis.

For the six months ended February 28, 2009, the aggregate investment advisory fee represented an effective annual basic rate of 0.17% of the fund’s average net assets before a decrease of $691,000 (0.04%) based on performance.

C. The Vanguard Group furnishes at cost corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2009, the fund had contributed capital of $821,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 0.33% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

D. The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended February 28, 2009, these arrangements reduced the fund’s expenses by $130,000 (an annual rate of 0.01% of average net assets).

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

19

U.S. Growth Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2008, the fund had available realized losses of $6,142,272,000 to offset future net capital gains of $2,582,798,000 through August 31, 2010, $2,548,333,000 through August 31, 2011, $887,490,000 through August 31, 2012, and $123,651,000 through August 31, 2013. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At February 28, 2009, the cost of investment securities for tax purposes was $4,005,855,000. Net unrealized depreciation of investment securities for tax purposes was $1,143,366,000, consisting of unrealized gains of $34,336,000 on securities that had risen in value since their purchase and $1,177,702,000 in unrealized losses on securities that had fallen in value since their purchase.

At February 28, 2009, the aggregate settlement value of open futures contracts expiring through June 2009 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
S&P 500 Index (March Expiration)	159	29,184	(5,882)
S&P Mid-Cap 400 Index (March Expiration)	97	21,772	(2,999)
E-mini S&P 500 Index (March Expiration)	351	12,885	(1,527)
S&P 500 Index (June Expiration)	34	6,214	(151)
E-mini S&P Mid-Cap 400 Index (March Expiration)	60	2,693	(56)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. During the six months ended February 28, 2009, the fund purchased $1,533,937,000 of investment securities and sold $1,584,479,000 of investment securities other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2009		August 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	212,554	15,946	488,406	26,158
Issued in Lieu of Cash Distributions	22,922	1,941	24,561	1,226
Redeemed	(261,242)	(19,328)	(864,765)	(45,681)
Net Increase (Decrease)—Investor Shares	(25,766)	(1,441)	(351,798)	(18,297)
Admiral Shares
Issued	65,446	1,969	207,633	4,245
Issued in Lieu of Cash Distributions	8,303	272	10,509	203
Redeemed	(98,407)	(2,949)	(324,312)	(6,673)
Net Increase (Decrease)—Admiral Shares	(24,658)	(708)	(106,170)	(2,225)

20

U.S. Growth Fund

H. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of February 28, 2009, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	2,844,545	(10,615)
Level 2—Other significant observable inputs	17,944	—
Level 3—Significant unobservable inputs	—	—
Total	2,862,489	(10,615)

21

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

22

Six Months Ended February 28, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
U.S. Growth Fund	8/31/2008	2/28/2009	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$611.31	$1.84
Admiral Shares	1,000.00	611.70	1.16
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,022.51	$2.31
Admiral Shares	1,000.00	1,023.36	1.45

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.46% for Investor Shares and 0.29% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

23

Trustees Approve Advisory Agreements

The board of trustees of Vanguard U.S. Growth Fund has renewed the fund’s investment advisory agreements with AllianceBernstein L.P. and William Blair & Company, L.L.C. The board determined that the retention of these advisors was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the agreements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the fund’s investment management over both the short and long term and took into account the organizational depth and stability of each firm. The board noted the following:

AllianceBernstein. Founded in 1971, AllianceBernstein is a leading global investment management firm. The investment team at AllianceBernstein seeks out companies likely to increase earnings faster and/or sustain them longer than consensus estimates. The team defines growth broadly, beyond growth forecasts, to be flexible across sectors and company life cycles. The team looks to internal research to identify and evaluate the most attractive investment opportunities, believing that rigorous, insightful analysis is essential to successful long-term performance. AllianceBernstein has managed a portion of the fund since 2001.

William Blair & Co. William Blair is an independently owned, full-service investment firm founded in 1935. The firm has advised a portion of the fund since 2004. William Blair uses an investment process that relies on thorough, in-depth fundamental analysis. Based on this process, the advisor invests in companies that it believes are of high quality and that have sustainable, above-average growth. In selecting stocks, the advisor considers each company’s leadership position within the market it serves, the quality of the products or services it provides, its return on equity, its accounting policies, and the quality of the management team.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory agreements.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of a relevant benchmark and peer group. The board concluded that the advisors have carried out the fund’s investment strategy in a disciplined fashion and that the results remain competitive. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was far below the average expense ratio charged by funds in its peer group. The board noted that the fund’s advisory fees were also well below the peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section, which also includes information about the advisory fee rate. The board did not consider the profitability of AllianceBernstein or William Blair in determining whether to approve the advisory fees, because both firms are independent of Vanguard, and the advisory fees are the result of arm’s-length negotiations.

24

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedules. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board will consider whether to renew the advisory agreements again after a one-year period.

25

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

26

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

27

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 157 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Chairman of the Board and Interested Trustee	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
Occupation(s) During the Past Five Years: Chairman
John J. Brennan[1]	and Chief Executive Officer of Rohm and Haas Co.
Born 1954. Trustee Since May 1987. Chairman of	(chemicals); President of Rohm and Haas Co.
the Board. Principal Occupation(s) During the Past Five	(2006–2008); Board Member of American Chemistry
Years: Chairman of the Board and Director/Trustee of	Council; Director of Tyco International, Ltd. (diversified
The Vanguard Group, Inc., and of each of the investment	manufacturing and services) and Hewlett-Packard Co.
companies served by The Vanguard Group; Chief	(electronic computer manufacturing); Trustee of The
Executive Officer and President of The Vanguard Group	Conference Board.
and of each of the investment companies served by The
Vanguard Group (1996–2008).
Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Independent Trustees	Occupation(s) During the Past Five Years: President of
the University of Pennsylvania; Christopher H. Browne
Distinguished Professor of Political Science in the School
Charles D. Ellis	of Arts and Sciences with Secondary Appointments
Born 1937. Trustee Since January 2001. Principal	at the Annenberg School for Communication and the
Occupation(s) During the Past Five Years: Applecore	Graduate School of Education of the University of
Partners (pro bono ventures in education); Senior	Pennsylvania; Director of Carnegie Corporation of
Advisor to Greenwich Associates (international business	New York, Schuylkill River Development Corporation,
strategy consulting); Successor Trustee of Yale University;	and Greater Philadelphia Chamber of Commerce;
Overseer of the Stern School of Business at New York	Trustee of the National Constitution Center.
University; Trustee of the Whitehead Institute for
Biomedical Research.
JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Emerson U. Fullwood	Occupation(s) During the Past Five Years: Retired
Born 1948. Trustee Since January 2008. Principal	Corporate Vice President, Chief Global Diversity Officer,
Occupation(s) During the Past Five Years: Retired	and Member of the Executive Committee of Johnson &
Executive Chief Staff and Marketing Officer for North	Johnson (pharmaceuticals/consumer products); Vice
America and Corporate Vice President of Xerox	President and Chief Information Officer (1997–2005)
Corporation (photocopiers and printers); Director of	of Johnson & Johnson; Director of the University
SPX Corporation (multi-industry manufacturing), the	Medical Center at Princeton and Women’s Research
United Way of Rochester, the Boy Scouts of America,	and Education Institute.
Amerigroup Corporation (direct health and medical
insurance carriers), and Monroe Community College
Foundation.

André F. Perold	F. William McNabb III[1]
Born 1952. Trustee Since December 2004. Principal	Born 1957. Chief Executive Officer Since August 2008.
Occupation(s) During the Past Five Years: George Gund	President Since March 2008. Principal Occupation(s)
Professor of Finance and Banking, Senior Associate	During the Past Five Years: Director of The Vanguard
Dean, and Director of Faculty Recruiting, Harvard	Group, Inc., since 2008; Chief Executive Officer and
Business School; Director and Chairman of UNX, Inc.	President of The Vanguard Group and of each of the
(equities trading firm); Chair of the Investment	investment companies served by The Vanguard Group
Committee of HighVista Strategies LLC (private	since 2008; Director of Vanguard Marketing Corporation;
investment firm).	Managing Director of The Vanguard Group (1995–2008).

Alfred M. Rankin, Jr.	Heidi Stam[1]
Born 1941. Trustee Since January 1993. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: Chairman,	Occupation(s) During the Past Five Years: Managing
President, Chief Executive Officer, and Director of	Director of The Vanguard Group, Inc., since 2006;
NACCO Industries, Inc. (forklift trucks/housewares/	General Counsel of The Vanguard Group since 2005;
lignite); Director of Goodrich Corporation (industrial	Secretary of The Vanguard Group and of each of the
products/aircraft systems and services).	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Vanguard Marketing Corporation since 2005; Principal
J. Lawrence Wilson	of The Vanguard Group (1997–2006).
Born 1936. Trustee Since April 1985. Principal
Occupation(s) During the Past Five Years: Retired
Chairman and Chief Executive Officer of Rohm and	Vanguard Senior Management Team
Haas Co. (chemicals); Director of Cummins Inc. (diesel
engines) and AmerisourceBergen Corp. (pharmaceutical
distribution); Trustee of Vanderbilt University and of	R. Gregory Barton	Michael S. Miller
Culver Educational Foundation.	Mortimer J. Buckley	James M. Norris
	Kathleen C. Gubanich	Glenn W. Reed
	Paul A. Heller	George U. Sauter
Executive Officers

Founder
Thomas J. Higgins[1]
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five	John C. Bogle
Years: Principal of The Vanguard Group, Inc.; Chief	Chairman and Chief Executive Officer, 1974–1996
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008).

Kathryn J. Hyatt[1]
Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal of
The Vanguard Group, Inc.; Treasurer of each of the
investment companies served by The Vanguard
Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
(1988–2008).

1 These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	CFA® is a trademark owned by CFA Institute.

Direct Investor Account Services > 800-662-2739	The funds or securities referred to herein are not
sponsored, endorsed, or promoted by MSCI, and MSCI
Institutional Investor Services > 800-523-1036	bears no liability with respect to any such funds or
securities. For any such funds or securities, the
Text Telephone for People	prospectus or the Statement of Additional Information
With Hearing Impairment > 800-952-3335	contains a more detailed description of the limited
relationship MSCI has with The Vanguard Group and
any related funds.
This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by	Russell is a trademark of The Frank Russell Company.
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
and searching for “proxy voting guidelines,” or by calling
Vanguard at 800-662-2739. The guidelines are also
available from the SEC’s website, www.sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the	© 2009 The Vanguard Group, Inc.
Public Reference Section, Securities and Exchange	All rights reserved.
Commission, Washington, DC 20549-0102.	Vanguard Marketing Corporation, Distributor.

Q232 042009

Vanguard

Vanguard International Growth Fund Semiannual Report

February 28, 2009

>	Vanguard International Growth Fund returned about –45% for the fiscal half-year ended February 28, 2009.
>	The fund’s disappointing performance was in line with that of its benchmark index and the average return of its peer funds.
>	The financial woes of developed markets trickled down to emerging markets as commodity prices plunged and demand for exports declined.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Advisors’	7
Fund Profile	12
Performance	14
Financial	15
About Your Fund’s	28
Trustees Approve Advisory	30
Glossary	32

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Your Fund’s Total Returns

Six Months Ended February 28, 2009

Total Returns
Vanguard International Growth Fund
Investor Shares	-44.84%
Admiral™ Shares	-44.79
MSCI EAFE Index	-44.58
Average International Fund	-44.54

Average International Fund: Derived from data provided by Lipper Inc.

Admiral Shares are a lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Your Fund’s Performance at a Glance
August 31, 2008, Through February 28, 2009
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard International Growth Fund
Investor Shares	$20.43	$10.06	$0.562	$0.903
Admiral Shares	65.09	31.99	1.909	2.870

1

President’s Letter

Dear Shareholder,

Vanguard International Growth Fund returned about –45% for the six months ended February 28, 2009, as the credit market crisis that began in the United States spread to international markets, slowing trade and hampering economic growth.

Weakness spread across sectors and regions. Developed markets in Europe and Asia were hit hardest, while emerging markets, which in recent years enjoyed robust growth, contracted as commodity prices shrank, exports fell, and investors sought out less risky investments.

The fund’s disappointing return was in line with both the average return for its peer funds and the return of its market benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, which—unlike your fund—does not include emerging markets.

Stocks fell steeply and broadly amid credit woes and slow growth

Stocks began the fiscal half-year inauspiciously and continued to decline as tight credit maintained its grip and major economies slipped into recession. Neither landmark programs to bolster financial institutions nor the $787 billion economic stimulus package signed into law in February served to boost investor confidence, which was already badly shaken after the U.S. stock market suffered its second-worst calendar-year performance ever.

2

For the six months ended February 28, U.S. equities overall returned about –42%. International stocks returned about –45%; emerging markets, which had boomed in recent years, were hit especially hard. The declines across the globe were notable for their speed, breadth, and extraordinary magnitude. Volatility also increased dramatically, to levels not seen since the 1930s. For example, the period encompassed not only four of the worst but also two of the best U.S. trading days since 1928 (based on percentage losses and gains).

Investors sought refuge in low-yield, but liquid, Treasuries

In the wake of the September collapse of Lehman Brothers, a leading Wall Street investment bank, credit markets deteriorated globally—a painful reminder of how intertwined markets have become and of how important trust is to keep them functioning. Lacking confidence, investors continued to seek the relative safety and liquidity of U.S. Treasury securities, driving prices up and yields down, and briefly sending very short-term yields into negative territory. This flight to quality led corporate bonds to experience two of their worst months ever in terms of real returns, in September and October.

After several aggressive actions by the Federal Reserve Board and the Treasury—including lowering the target for the federal funds rate to a range of 0% to 0.25%—signs of a thaw began to emerge. January and February, for example, were the most active months for the issuance

Market Barometer
			Total Returns
		Periods Ended February 28, 2009
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	-42.25%	-43.62%	-6.38%
Russell 2000 Index (Small-caps)	-46.91	-42.38	-6.68
Dow Jones Wilshire 5000 Index (Entire market)	-42.27	-43.15	-6.04
MSCI All Country World Index ex USA (International)	-45.36	-51.27	-1.65

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	1.88%	2.06%	4.00%
Barclays Capital Municipal Bond Index	0.05	5.18	3.13
Citigroup Three-Month U.S. Treasury Bill Index	0.42	1.31	3.07

CPI
Consumer Price Index	-3.15%	0.24%	2.65%

3

of investment-grade corporate bonds since 1995. Against this backdrop, the broad taxable bond market returned almost 2% for the six-month period, while tax-exempt bonds were about flat.

Crisis in U.S. financial markets spread to stocks worldwide

During the fiscal half-year, fears of a global recession stemming from the credit crisis in the United States reverberated throughout global stock markets.

Vanguard International Growth Fund, which seeks stocks with above-average growth potential, plunged by double digits as financial stocks crumbled, commodity prices fell, and emerging markets experienced a slowdown in demand for exports.

Not surprisingly, battered financial stocks and the industrial and consumer discretionary sectors, which are keenly sensitive to the rhythms of the business cycle, did the most damage. Relative to its benchmark index, the fund benefited from its underweighted stake in financials and its limited exposure to large banks embroiled in the global credit turmoil. The fund’s investments in a South Korean shipbuilding company and a luxury German automaker hurt its relative returns in the industrial and consumer discretionary groups, respectively.

On a regional basis, the International Growth Fund’s stocks in the developed markets of Europe, its largest allocation by region, dragged down the fund’s total return by about 29 percentage points. The

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Average International
	Shares	Shares	Fund
International Growth Fund	0.54%	0.35%	1.44%

The fund expense ratios shown are from the prospectus dated December 29, 2008, and represent estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended February 28, 2009, the annualized expense ratios were 0.53% for the Investor Shares and 0.33% for the Admiral Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2008.

4

fund’s holdings in the United Kingdom, Germany, and Switzerland suffered the most as the materials, industrial, and financial sectors in those countries were pummeled.

Developed markets in Asia, the fund’s second largest concentration of stocks by region, reduced the fund’s total return by 9 percentage points. Japan, which accounts for about half of the fund’s stocks in the region, was hurt by the poor performance of its information technology and industrial sectors. In addition, the fund advisors’ decision not to invest in Japanese utilities deprived the fund of the only sector to post a positive return in the region.

In recent years, the fund has tended to earn higher returns in the sizzling emerging market economies than in the world’s developed markets. That was not the case during the fiscal half-year. Emerging markets fell hard in the period as U.S. investors sought safer, more predictable investments closer to home. Declining commodity prices (mainly in energy and materials) and continuing troubles for financial companies produced double-digit negative returns in all sectors of the world’s emerging markets, led by companies in Russia, South Korea, and Brazil. The fund’s relatively modest stake in emerging markets reduced the overall return by about 5 percentage points.

Long-term strategy keeps international stocks in perspective

Despite years of strong returns, international markets faced challenging headwinds during the fiscal half-year.

Although such volatility may be jarring for some investors, it’s important not to let these short-term extremes blind us to the long-term case for equities in general, and international stocks in particular. The stock market’s occasionally frightening declines are an unavoidable tradeoff for its potential to produce superior returns in the long term. International stocks are subject to this same tradeoff. Over time, however, the combination of U.S. and international stocks can help moderate a portfolio’s volatility.

At Vanguard, we counsel investors to maintain a diversified portfolio consisting of international and U.S. stock funds as well as bond and money market funds that fit their goals, time horizon, and risk tolerance. Even well-diversified portfolios have struggled recently, of course, but we believe that broad diversification among and within asset classes is the right long-term policy to help you weather

5

the occasional storm while putting you in a position to benefit from a return to better times.

The International Growth Fund can play an important role in such a portfolio by offering investors broad exposure to growth stocks in markets around the world.

Thank you for investing in Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

March 11, 2009

6

Advisor’s Report

For the fiscal half-year ended February 28, 2009, Vanguard International Growth Fund returned about –45%.This performance reflects the combined efforts of your fund’s three independent advisors. The use of more than one advisor provides exposure to distinct, yet complementary, investment approaches, enhancing the fund’s diversification. The advisors, the percentage of fund assets each manages, and brief descriptions of their investment strategies are presented in the table below. The advisors have also prepared a discussion of the investment environment that existed during the fiscal half-year and of how the portfolio’s positioning reflects this assessment. These comments were prepared on March 17, 2009.

Vanguard International Growth Fund Investment Advisors

	Fund Assets Managed
Investment Advisor	%	$ Million	Investment Strategy
Schroder Investment	48	4,239	Equity analysts in 11 countries and an international
Management North America Inc.			team of global sector and regional specialists help to
			identify reasonably priced companies with strong
			growth prospects and a sustainable competitive
			advantage.
Baillie Gifford Overseas Ltd.	41	3,659	The advisor seeks stocks that can generate
			above-average growth in earnings and cash flow,
			producing a bottom-up, stock-driven approach to
			country and asset allocation. An in-depth view on each
			company is measured against the consensus view,
			leading to discrepancies and potential opportunities to
			add value.
M&G Investment Management	7	596	The advisor constructs a portfolio using a long-term,
Limited			bottom-up investment approach focusing on identifying
			underappreciated companies—particularly those with
			scarce assets—with the ability to deliver high returns
			and growth potential.
Cash Investments	4	345	These short-term reserves are invested by Vanguard in
			equity index products to simulate investment in stocks.
			Each advisor may also maintain a modest cash
			position.

7

Schroder Investment Management North America Inc.

Portfolio Managers: Virginie Maisonneuve, CFA

Head of Global and International Equities

Matthew Dobbs

Head of Global Small Companies

International equity markets suffered sharp falls in the six-month period, as investors grew increasingly concerned about the extent of the economic downturn and the difficulty governments around the world have encountered in dealing with the structural adjustments created by the financial crisis. Currencies were also volatile, with the yen appreciating by about 10% versus the U.S. dollar, and the British pound declining by more than 20% versus the dollar.

Global macroeconomic data deteriorated sharply during the period as evidenced by the steep drop in the Organization for Economic Co-operation and Development’s (OECD) composite leading indicators, now below the 1974 level. Industrial production and manufacturing fell substantially, while savings rates and unemployment crept up. Global markets are feeling the pain as Western economies’ excessive leverage, built up in the past decade, unravels, and as Western governments partially assume this leverage from financial institutions and consumers. Most governments have put measures in place to help cushion the impact of the adjustment and to get banks lending again. Most efforts so far have been relatively unsuccessful, as asset prices have not yet reached a clearing level, and banks are reluctant to lend because of the difficulty in assessing the potential risks of other banks and customers.

Most Asian economies, on the other hand, have shown relative resiliance, as the backlash of the Asian crisis in the late 1990s discouraged the development of the excesses seen in the Western world. Furthermore, in the case of China, the government has put in place a stimulus package focusing on domestic demand and infrastructure, which we believe will help counterbalance weaker export growth. Japan, like the West, is also suffering, as its export sector is hampered by a strong currency, and its domestic sector is hurt by anemic growth and little room for interest rate cuts.

Turning to equity markets, banking shares plummeted in the period, vindicating our decision earlier in 2008 to reduce our exposure to the sector. We have been wary of Western European banks and, instead, preferred Asian financials, with holdings such as ICBC, China Overseas Land and Investment, and Swire Pacific. This has worked in our favor. The portfolio also benefited from some of our holdings in technology (Square Enix, Sage), health care (Teva Pharmaceutical, Roche), and consumer discretionary (Denway Motor, Nestle). Our exposure to companies that we believe have the potential for strong medium-term growth, including oil

8

services group SBM Offshore and industrial holding Mitsubishi Corp., weakened returns.

From a regional standpoint, the portfolio benefited from our exposure to the United Kingdom, emerging markets, and Asia, excluding Japan. In Japan, the single biggest detractor for the period, we had difficulty finding attractively priced, quality growth companies in which to invest. This problem was compounded by the strong yen. Toward the end of the period, however, our small Japanese exposure began to aid results, as the Japanese economy weakened further.

Looking forward, we believe the global structural adjustment provides strong buying opportunities, resulting from very depressed investor sentiment and attractive valuations for quality franchises with appealing medium-term growth prospects. The operating environment for most companies will remain challenging in 2009, and possibly 2010. While declining demand and lower capacity utilization will add to pricing pressure, lower input costs (including oil and raw materials) should help.

Throughout the portfolio, we remain focused on quality growth companies with competitive advantages, trading at reasonable valuations. We believe companies such as Tesco, Nestle, and Unilever are likely to have better access to capital and more experienced management teams than many of their competitors. We also continue to look for businesses that are linked to strong secular trends, including demographic shifts, global climate change, and infrastructure spending, especially in emerging markets. These trends are likely to provide us with opportunities in every market sector, potentially reducing overall risk in the portfolio.

Baillie Gifford Overseas Ltd.

Portfolio Manager:

James K. Anderson, Chief Investment Officer and Head of Global Equities

This six-month period saw an unprecedented collapse in confidence in the banking system, and a growing fear of the consequences for the wider economy. It is not surprising that bank stocks were the worst performers, or that more defensive companies in the food and health care sectors held up a little better. But there was really no place to hide. All markets shared in the carnage.

Confidence is at a low ebb, and further company collapses in the banking and automobile industries seem distinctly possible. Global markets reacted unfavorably to the U.S. government’s stimulus package, and American monetary policy seems to have encountered unexpected blockages.

There are some rays of sunshine, however. Many of these are in China, where monetary and survey data have been encouraging. The robust

9

performance of the A-share market this year may herald higher Chinese consumer confidence. The Chinese government’s reluctance to run a deficit means it will not solve the world’s financial crisis on its own, but the Chinese economy is likely to continue to grow. Meanwhile, Western consumers are still spending, led by German car buyers.

The core of the optimists’ case is that much of the economic pain so far stems from a massive inventory correction precipitated by the collapse of Lehman Brothers. The optimists’ case is also based on the perception that consumer demand, while lower, has avoided a collapse, which implies that industry may revive somewhat when inventories fall far enough. Consumers are likely to keep on spending, albeit cautiously, because they are benefiting from lower fuel and mortgage costs and considerable retail discounting. Government policy has been disappointing so far, but is likely to have an effect eventually.

While the deleveraging process will take a long time, there are signs that savings rates have already risen. As long as growth eventually reappears, albeit at a low level, a good case can be made for buying equities at current prices.

We have not made any significant changes to the portfolio’s strategy. It remains tilted toward industrial growth in the developing world and away from banking and personal consumption in the West. We reduced our low exposure to banks even further in October, and increased our exposure to businesses that are likely to be more resilient if the downturn drags on. Even so, the portfolio remains fundamentally optimistic. We are determined to recoup our losses. It would be a mistake to run for cover at this stage in the crisis. When more normal conditions return, we believe that the excellent companies in our portfolio will be seen to be significantly undervalued.

M&G Investment Management Limited

Portfolio Managers:

Graham E. French, Portfolio Manager Greg Aldridge, Portfolio Manager

Global equities came under considerable pressure during the six months ended February 28 as the turmoil that has plagued financial markets since the onset of the credit crunch in 2007 spread to the real economy. The high degree of risk aversion among investors prompted a shift toward the relative security of companies and sectors perceived to be more defensive.

In this environment, our substantial holdings in consumer staples businesses such as Kerry Group, Unilever, and Groupe Danone performed relatively well, as demand for their broad range of products remained resilient around the world in the face of the global economic slowdown. Two of the fund’s recently established holdings also made strong

10

contributions to performance. U.K.-based Intertek, which provides quality and safety testing to companies across a range of markets and sectors, is benefiting from a trend toward outsourcing and an increase in quality and environmental regulations. Meanwhile, our holding in French-based advertising agency Publicis proved beneficial in spite of a challenging outlook for the industry. We believe the company is well positioned for the future after investing heavily in digital technology and strengthening its positions in emerging markets.

By contrast, our holdings in companies more exposed to the economic cycle or to slowing consumer discretionary spending were among the portfolio’s main detractors for the period. They included Canadian nickel and coal producer Sherritt International and Canadian diamond miner and retailer Harry Winston, which were hurt by declines in commodities markets. International car distribution business Inchcape suffered as households constrained spending in the current economic environment, while Austrian building materials producer Wienerberger suffered from the slowdown in construction markets. The fund’s relatively low exposure to financials proved beneficial overall, although individual holdings in companies such as Dutch financial group ING and French bank Société Générale had a negative impact.

During this volatile period in the market, portfolio activity was limited principally to building positions in SAP and Intertek. In terms of ongoing portfolio strategy, we will continue to focus on a broad range of businesses, from both cyclical and non-cyclical areas, whose scarce assets differentiate them from competitors and should enable them to generate healthy returns and grow over the long term. We believe this approach will enable the fund to ride out periods of volatility such as the one currently affecting financial markets and will thereby provide superior returns for investors in the long run.

11

International Growth Fund

Fund Profile

As of February 28, 2009

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VWIGX	VWILX
Expense Ratio[1]	0.54%	0.35%

Portfolio Characteristics
			MSCI AC
		MSCI	World
		EAFE	Index
	Fund	Index	ex USA
Number of Stocks	168	985	1,814
Median Market Cap	$24.7B	$21.7B	$19.3B
Price/Earnings Ratio	9.2x	9.9x	9.7x
Price/Book Ratio	1.4x	1.1x	1.2x
Return on Equity	22.0%	18.4%	19.0%
Earnings Growth Rate	25.5%	20.9%	22.0%
Dividend Yield	4.1%	5.8%	5.4%
Turnover Rate
(Annualized)	49%	—	—
Short-Term Reserves	0.8%	—	—

Sector Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		EAFE	Index
	Fund	Index	ex USA
Consumer
Discretionary	12.7%	10.4%	8.8%
Consumer Staples	14.6	10.9	9.4
Energy	10.4	9.4	11.8
Financials	15.8	19.9	20.8
Health Care	7.7	9.8	7.9
Industrials	10.7	11.5	10.3
Information
Technology	10.0	5.2	6.3
Materials	8.6	8.1	10.0
Telecommunication
Services	7.3	7.2	8.1
Utilities	2.2	7.6	6.6

Volatility Measures
	MSCI	MSCI AC
	EAFE	World Index
	Index	ex USA
R-Squared	0.97	0.97
Beta	1.05	0.99

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)

Tesco PLC	Food Retail	2.9%
SAP AG	Application
	Software	2.4
Petroleo Brasileiro SA	Integrated Oil &
	Gas	2.1
Teva Pharmaceutical	Pharmaceuticals
Industries Ltd. Sponsored
ADR		2.0
Canon, Inc.	Office Electronics	1.9
Vodafone Group PLC	Wireless
	Telecommunication
	Services	1.9
Nestle SA (Registered)	Packaged Foods &
	Meats	1.8
Swire Pacific Ltd.	Real Estate
A Shares	Management &
	Development	1.8
L’Oreal SA	Personal Products	1.7
Unilever	Packaged Foods &
	Meats	1.6
Top Ten		20.1%

The holdings listed exclude any temporary cash investments and equity index products.

Allocation by Region (% of equity exposure)

1 The expense ratios shown are from the prospectus dated December 29, 2008, and represent estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended February 28, 2009, the annualized expense ratios were 0.53% for the Investor Shares and 0.33% for the Admiral Shares.

12

International Growth Fund

Market Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		EAFE	Index
	Fund[1]	Index	ex USA
Europe
United Kingdom	17.2%	20.9%	15.7%
Switzerland	9.4	8.1	6.1
France	8.2	10.5	7.9
Germany	7.5	7.9	5.9
Spain	2.9	4.2	3.2
Netherlands	2.8	2.4	1.8
Sweden	2.4	2.1	1.6
Denmark	2.0	0.9	0.7
Italy	1.1	3.4	2.5
Other	1.2	4.1	3.0
Subtotal	54.7	64.5	48.4
Pacific
Japan	15.0%	25.7%	19.2%
Hong Kong	5.2	2.4	1.8
Australia	3.4	6.2	4.7
Singapore	1.3	1.1	0.8
Other	0.0	0.1	0.1
Subtotal	24.9	35.5	26.6
Emerging Markets
China	6.5%	0.0%	3.4%
Brazil	5.6	0.0	2.7
Israel	2.3	0.0	0.7
South Korea	1.0	0.0	2.2
Other	3.6	0.0	9.2
Subtotal	19.0	0.0	18.2
North America
Canada	1.4%	0.0%	6.8%

1 Market percentages exclude currency contracts held by the fund.

13

International Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): August 31, 1998, Through February 28, 2009

Average Annual Total Returns: Periods Ended December 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Investor Shares	9/30/1981	-44.94%	1.93%	1.31%
Admiral Shares	8/13/2001	-44.83	2.13	2.50[1]
1 Return since inception.

Vanguard fund total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. They also do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.

See Financial Highlights for dividend and capital gains information.

14

International Growth Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (95.3%)[1]
Australia (3.0%)
Woolworths Ltd.	5,583,900	92,786
Woodside Petroleum Ltd.	2,777,000	63,203
Brambles Ltd.	9,423,900	27,536
James Hardie
Industries NV	11,978,469	24,990
Orica Ltd.	2,572,519	21,532
Foster’s Group Ltd.	5,759,000	20,162
Amcor Ltd.	3,900,000	10,817
Sims Metal
Management Ltd.	655,000	7,092
		268,118
Austria (0.1%)
Wienerberger AG	860,000	6,926

Belgium (0.1%)
^ Barco NV	315,000	5,198

Brazil (5.6%)
Petroleo Brasileiro SA
Series A ADR	7,733,400	173,073
Redecard SA	7,639,970	79,550
Banco Itau Holding
Financeira SA ADR	7,811,250	71,707
Unibanco-Uniao de
Bancos Brasileiros SA	8,544,500	45,163
Companhia Vale do Rio
Doce Sponsored ADR	3,641,900	40,607
Companhia Vale do Rio
Doce Pfd. Class A	2,627,000	29,539
BM&F BOVESPA SA	11,085,000	27,905
Petroleo Brasileiro SA Pfd.	1,350,000	15,129
Banco do Brasil SA	1,085,000	6,234
Votorantim Celulose
e Papel SA Pfd.	700,000	3,398
		492,305
Canada (1.4%)
Niko Resources Ltd.	1,893,000	71,378
Cameco Corp.	3,456,000	50,772

				Market
				Value•
			Shares	($000)
		Sherritt International Corp.	1,750,000	2,806
		Harry Winston
		Diamond Corp.	545,714	1,381
2		Harry Winston
		Diamond Corp.
		Private Placement	166,286	400
				126,737
China (6.5%)
		China Mobile
		(Hong Kong) Ltd.	11,372,500	98,806
		China Unicom Ltd.	101,798,000	90,714
		Ctrip.com
		International Ltd. ADR	2,949,700	58,994
	^	Ping An Insurance
		(Group) Co. of
		China Ltd.	12,445,000	58,712
	^	Industrial and
		Commercial Bank of
		China Ltd. Class H	113,314,000	45,638
		Denway Motors Ltd.	142,814,000	42,274
		China Resources
		Enterprise Ltd.	30,046,000	42,112
		CNOOC Ltd.	44,035,000	37,854
	^	China Overseas Land
		& Investment Ltd.	26,436,800	34,528
	^	Dongfang Electrical
		Corp Ltd.	9,689,000	17,472
*,^		Baidu.com, Inc.	115,400	17,116
	^	China
		Construction Bank	33,423,000	16,754
		Chaoda Modern
		Agriculture Holdings Ltd.	17,750,719	10,144
				571,118
Denmark (2.0%)
*		Vestas Wind Systems A/S	1,485,736	64,695
		Novo Nordisk A/S B Shares	1,135,200	55,277
	^	Novozymes A/S	634,400	46,824
		AP Moller-Maersk A/S
		B Shares	2,250	10,555
				177,351

15

International Growth Fund

			Market
			Value•
		Shares	($000)
France (7.6%)
	L’Oreal SA	2,346,995	150,976
	Groupe Danone	2,781,000	131,976
	Total SA	2,562,000	120,367
	Essilor International SA	2,480,400	85,604
	Gaz de France	1,771,000	55,928
	AXA	5,225,000	47,627
^	Pinault-Printemps-
	Redoute SA	605,000	35,852
^	European Aeronautic
	Defence and Space Co.	1,150,000	16,697
^	Publicis Groupe SA	700,000	16,203
	Societe Generale Class A	300,000	9,299
			670,529
Germany (7.0%)
	SAP AG	6,526,500	208,802
	E.On AG	4,167,000	106,528
	Bayerische Motoren
	Werke AG	2,233,000	55,193
	Siemens AG	1,062,000	53,290
	Adidas AG	1,816,910	52,392
^	Porsche AG	994,400	40,586
	ThyssenKrupp AG	2,283,000	40,114
	Celesio AG	1,522,800	31,406
*,^	Q-Cells AG	986,500	16,021
	Symrise AG	1,200,000	10,979
			615,311
Hong Kong (5.1%)
	Swire Pacific Ltd.
	A Shares	26,126,000	160,482
	Esprit Holdings Ltd.	20,577,400	110,818
	Shangri-La Asia Ltd.	65,320,000	69,611
^	Hong Kong Exchanges
	& Clearing Ltd.	6,214,500	49,149
	Sun Hung Kai
	Properties Ltd.	4,366,000	33,864
^	Li & Fung Ltd.	10,292,000	22,303
	Techtronic
	Industries Co., Ltd.	20,499,943	7,357
			453,584
India (0.8%)
*	Bharti Airtel Ltd.	5,001,500	61,513
	Reliance Capital Ltd.	1,454,500	9,856
			71,369
Ireland (0.2%)
	Kerry Group PLC A Shares	825,000	17,529

Israel (2.3%)
	Teva Pharmaceutical
	Industries Ltd.
	Sponsored ADR	3,901,100	173,911
	Makhteshim-Agan
	Industries Ltd.	8,259,683	26,854
			200,765

		Market
		Value•
	Shares	($000)
Italy (1.0%)
Intesa Sanpaolo SpA	34,829,662	84,773

Japan (13.8%)
Canon, Inc.	6,650,600	167,842
Toyota Motor Corp.	3,200,100	102,498
SMC Corp.	1,055,800	95,768
Honda Motor Co., Ltd.	3,895,000	93,140
Nintendo Co.	321,300	91,731
Mitsui Sumitomo
Insurance Group
Holdings, Inc.	3,434,100	81,207
Nippon Telegraph and
Telephone Corp.	1,691,000	72,306
Mitsubishi Corp.	4,692,000	58,375
Central Japan Railway Co.	9,192	55,843
Sumitomo Mitsui
Financial Group, Inc.	1,455,100	46,128
Mitsubishi UFJ
Financial Group	9,726,400	43,940
Hoya Corp.	2,310,700	41,876
^ Rakuten, Inc.	78,252	40,266
Yamada Denki Co., Ltd.	1,023,570	37,135
Japan Tobacco, Inc.	12,639	30,147
Rohm Co., Ltd.	589,500	28,156
Sekisui Chemical Co.	6,349,000	27,025
Uni-Charm Corp.	352,000	22,996
Kyocera Corp.	347,900	20,431
Square Enix Co., Ltd.	1,043,800	18,511
Astellas Pharma Inc.	520,000	17,255
Trend Micro Inc.	695,000	15,674
Yamaha Motor Co., Ltd.	1,425,000	12,140
		1,220,390
Luxembourg (0.7%)
ArcelorMittal
(Amsterdam Shares)	2,914,500	55,862
Reinet Investments SA	442,983	4,055
		59,917
Mexico (0.9%)
America Movil SA de
CV Series L ADR	2,396,500	61,063
Wal-Mart de Mexico SA	8,200,000	15,285
Consorcio ARA SA de CV	18,000,000	4,432
		80,780
Netherlands (2.7%)
Unilever NV	6,554,000	125,582
SBM Offshore NV	5,225,000	68,356
Heineken Holding NV	1,471,074	33,894
TNT NV	640,000	9,163
ING Groep NV	800,000	3,616
		240,611
Norway (0.1%)
StatoilHydro ASA	779,000	12,933

16

International Growth Fund

		Market
		Value•
	Shares	($000)
Russia (0.7%)
OAO
Gazprom-Sponsored ADR	4,851,000	62,288

Singapore (1.3%)
Jardine Matheson
Holdings Ltd.	3,663,200	63,116
Singapore Exchange Ltd.	6,541,000	18,856
* Jardine Matheson
Holdings Ltd.
(U.S. Shares)	853,200	14,547
DBS Group Holdings Ltd.	1,950,000	9,739
^ Keppel Land Ltd.	9,529,000	7,880
		114,138
South Africa (0.3%)
Impala Platinum
Holdings Ltd.	1,778,600	20,782
MTN Group Ltd.	1,100,000	9,315
		30,097
South Korea (1.0%)
Samsung
Electronics Co., Ltd.	154,000	47,365
Samsung Fire & Marine
Insurance Co.	186,900	18,963
Shinsegae Co., Ltd.	51,800	13,460
Hankook Tire Co. Ltd.	1,200,000	9,746
		89,534
Spain (2.6%)
^ Industria de Diseno
Textil SA	2,217,885	83,198
Repsol YPF SA	3,673,000	56,101
Telefonica SA	2,627,000	48,348
Banco Santander SA	7,045,750	43,042
		230,689
Sweden (2.4%)
Atlas Copco AB A Shares	15,095,533	104,141
^ Sandvik AB	10,514,363	56,107
Telefonaktiebolaget LM
Ericsson AB Class B	2,200,000	17,819
Svenska Handelsbanken
AB A Shares	1,471,406	17,611
^ Oriflame Cosmetics SA	575,000	13,723
		209,401
Switzerland (9.3%)
Nestle SA (Registered)	4,920,000	160,837
Roche Holdings AG	1,254,684	142,429
Syngenta AG	629,100	134,487
Novartis AG (Registered)	3,429,500	125,120
* UBS AG	8,367,391	78,352
Credit Suisse Group
(Registered)	2,705,000	65,829
Geberit AG	494,180	44,266
* Compagnie Financiere
Richemont SA	3,236,100	42,739

			Market
			Value•
		Shares	($000)
	Adecco SA (Registered)	505,797	15,405
	Holcim Ltd. (Registered)	350,000	11,595
			821,059
	Taiwan (0.6%)
	Taiwan Semiconductor
	Manufacturing Co., Ltd.	36,937,826	46,658
	Compal Electronics Inc.	17,487,000	9,958
			56,616
	Turkey (0.3%)
	* Turkiye Garanti
	Bankasi A.S.	20,354,000	24,818

	United Kingdom (15.9%)
	Tesco PLC	53,976,300	255,977
	Vodafone Group PLC	92,864,324	164,544
	BG Group PLC	9,504,900	135,867
	British American
	Tobacco PLC	4,363,464	111,532
	BHP Billiton PLC	5,536,700	86,289
	Admiral Group PLC	6,266,000	76,217
	Rio Tinto PLC	2,733,000	71,875
	Standard Chartered PLC	7,532,300	70,986
	Rexam PLC	17,185,000	63,932
	* WPP Plc	11,253,039	58,382
	Rolls-Royce Group PLC	13,797,616	56,440
	The Sage Group PLC	16,990,000	41,165
	Capita Group PLC	3,551,612	33,514
	Meggitt PLC	14,917,500	26,560
	Bunzl PLC	2,828,500	23,347
	Unilever PLC	1,000,000	19,318
	GlaxoSmithKline PLC	1,250,000	18,959
	Morrison
	Supermarkets PLC	5,020,000	18,439
	Ultra Electronics
	Holdings PLC	1,010,000	15,852
	Intertek Testing
	Services PLC	1,300,000	15,312
	HSBC Holdings PLC	1,761,577	12,252
	Victrex PLC	1,618,557	11,069
	* Signet Jewelers Ltd.	1,356,000	10,330
	Lloyds Banking Group PLC	10,109,000	8,298
	Inchcape PLC	4,250,000	2,697
			1,409,153
	Total Common Stocks
	(Cost $13,484,633)		8,424,037
	Temporary Cash Investments (7.1%)[1]
	Money Market Fund (6.2%)
3,4	Vanguard Market
	Liquidity Fund,
	0.663%	552,939,892	552,940

17

International Growth Fund

		Face	Market
		Amount	Value•
		($000)	($000)
U.S. Agency Obligations (0.9%)
5	Federal Home Loan
	Mortgage Corp.
	1.206%, 4/30/09	15,000	14,991
5	Federal National
	Mortgage Assn.
6	1.357%, 3/31/09	50,000	49,989
6	0.597%, 8/26/09	12,000	11,962
Total Temporary Cash Investments
(Cost $629,819)			629,882
Total Investments (102.4%)
(Cost $14,114,452)			9,053,919
Other Assets and Liabilities (-2.4%)
Other Assets			92,274
Liabilities[4]			(307,600)
			(215,326)
Net Assets (100%)			8,838,593

At February 28, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	16,269,903
Overdistributed Net Investment Income	(6,697)
Accumulated Net Realized Losses	(2,317,883)
Unrealized Appreciation (Depreciation)
Investment Securities	(5,060,533)
Futures Contracts	(28,578)
Foreign Currencies and
Forward Currency Contracts	(17,619)
Net Assets	8,838,593

Investor Shares—Net Assets
Applicable to 631,823,071 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	6,356,679
Net Asset Value Per Share—
Investor Shares	$10.06

Admiral Shares—Net Assets
Applicable to 77,580,447 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,481,914
Net Asset Value Per Share—
Admiral Shares	$31.99

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $202,178,000.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.2% and 3.2%, respectively, of net assets.

2	Restricted security represents 0% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Includes $212,826,000 of collateral received for securities on loan.
5	The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
6	Securities with a value of $45,954,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.

18

International Growth Fund

Statement of Operations

Six Months Ended
February 28, 2009
($000)
Investment Income
Income
Dividends[1,2]	166,901
Interest[2]	4,868
Security Lending	2,395
Total Income	174,164
Expenses
Investment Advisory Fees—Note B
Basic Fee	7,177
Performance Adjustment	983
The Vanguard Group—Note C
Management and Administrative—Investor Shares	11,911
Management and Administrative—Admiral Shares	1,771
Marketing and Distribution—Investor Shares	1,486
Marketing and Distribution—Admiral Shares	569
Custodian Fees	2,110
Shareholders’ Reports—Investor Shares	112
Shareholders’ Reports—Admiral Shares	13
Trustees’ Fees and Expenses	10
Total Expenses	26,142
Expenses Paid Indirectly	(165)
Net Expenses	25,977
Net Investment Income	148,187
Realized Net Gain (Loss)
Investment Securities Sold[2]	(2,152,238)
Futures Contracts	(161,133)
Foreign Currencies and Forward Currency Contracts	22,796
Realized Net Gain (Loss)	(2,290,575)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(5,231,417)
Futures Contracts	3,039
Foreign Currencies and Forward Currency Contracts	(38,155)
Change in Unrealized Appreciation (Depreciation)	(5,266,533)
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,408,921)

1 Dividends are net of foreign withholding taxes of $8,384,000.

2	Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $0, $3,954,000, and ($55,653,000), respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

19

International Growth Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	148,187	402,143
Realized Net Gain (Loss)	(2,290,575)	1,164,232
Change in Unrealized Appreciation (Depreciation)	(5,266,533)	(4,104,988)
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,408,921)	(2,538,613)
Distributions
Net Investment Income
Investor Shares	(320,391)	(273,198)
Admiral Shares	(134,624)	(119,608)
Realized Capital Gain[1]
Investor Shares	(514,799)	(1,145,568)
Admiral Shares	(202,398)	(456,714)
Total Distributions	(1,172,212)	(1,995,088)
Capital Share Transactions
Investor Shares	502,274	1,975,823
Admiral Shares	103,566	1,092,739
Net Increase (Decrease) from Capital Share Transactions	605,840	3,068,562
Total Increase (Decrease)	(7,975,293)	(1,465,139)
Net Assets
Beginning of Period	16,813,886	18,279,025
End of Period[2]	8,838,593	16,813,886

1Includes fiscal 2009 and 2008 short-term gain distributions totaling $0 and $364,747,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($6,697,000) and $303,101,000.

See accompanying Notes, which are an integral part of the Financial Statements.

20

International Growth Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$20.43	$26.13	$23.97	$19.83	$16.33	$14.01
Investment Operations
Net Investment Income	.197[4]	.473	.594	.541	.341	.270
Net Realized and Unrealized Gain (Loss)
on Investments	(9.102)	(3.431)	4.132	4.284	3.474	2.26
Total from Investment Operations	(8.905)	(2.958)	4.726	4.825	3.815	2.53
Distributions
Dividends from Net Investment Income	(.562)	(.528)	(.530)	(.370)	(.315)	(.210)
Distributions from Realized Capital Gains	(.903)	(2.214)	(2.036)	(.315)	—	—
Total Distributions	(1.465)	(2.742)	(2.566)	(.685)	(.315)	(.210)
Net Asset Value, End of Period	$10.06	$20.43	$26.13	$23.97	$19.83	$16.33

Total Return[1]	-44.84%	-12.83%	20.87%	24.79%	23.54%	18.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,357	$11,969	$13,219	$10,466	$8,182	$6,797
Ratio of Total Expenses to
Average Net Assets[2]	0.53%[3]	0.47%	0.51%	0.55%	0.60%	0.63%
Ratio of Net Investment Income to
Average Net Assets	2.12%[3,4]	2.07%	2.47%	2.52%	1.89%	1.69%
Portfolio Turnover Rate	49%[3]	55%	41%	45%	48%	45%

1 Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months or the account service fee that may be applicable to certain accounts with balances below $10,000.

2	Includes performance-based investment advisory fee increases (decreases) of 0.02%, 0.02%, 0.01%, (0.01%), (0.01%), and 0.00%.

3 Annualized.

4 Net investment income per share and the ratio of net investment income to average net assets include $0.061 and 0.49%, respectively, resulting from income accrued in connection with a spinoff in October 2008 by Reinet Investments SA of British American Tobacco PLC.

See accompanying Notes, which are an integral part of the Financial Statements.

21

International Growth Fund

Financial Highlights

Admiral Shares
	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$65.09	$83.26	$76.36	$63.15	$51.96	$44.57
Investment Operations
Net Investment Income	.662[4]	1.649	2.051	1.861	1.222	.930
Net Realized and Unrealized Gain (Loss)
on Investments	(28.983)	(10.929)	13.159	13.639	11.063	7.210
Total from Investment Operations	(28.321)	(9.280)	15.210	15.500	12.285	8.140
Distributions
Dividends from Net Investment Income	(1.909)	(1.845)	(1.832)	(1.288)	(1.095)	(.750)
Distributions from Realized Capital Gains	(2.870)	(7.045)	(6.478)	(1.002)	—	—
Total Distributions	(4.779)	(8.890)	(8.310)	(2.290)	(1.095)	(.750)
Net Asset Value, End of Period	$31.99	$65.09	$83.26	$76.36	$63.15	$51.96

Total Return[1]	-44.79%	-12.67%	21.11%	25.03%	23.84%	18.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,482	$4,845	$5,060	$3,506	$2,181	$1,262
Ratio of Total Expenses to
Average Net Assets[2]	0.33%[3]	0.28%	0.31%	0.35%	0.40%	0.45%
Ratio of Net Investment Income to
Average Net Assets	2.32%[3,4]	2.26%	2.67%	2.72%	2.07%	1.86%
Portfolio Turnover Rate	49%[3]	55%	41%	45%	48%	45%

1	Total returns do not reflect the 2% fee assessed on redemptions of shares purchased on or after June 27, 2003, and held for less than two months.
2	Includes performance-based investment advisory fee increases (decreases) of 0.02%, 0.02%, 0.01%, (0.01%), (0.01%), and 0.00%.
3	Annualized.
4

Net investment income per share and the ratio of net investment income to average net assets include $0.193 and 0.49%, respectively, resulting from income accrued in connection with a spinoff in October 2008 by Reinet Investments SA of British American Tobacco PLC.

See accompanying Notes, which are an integral part of the Financial Statements.

22

International Growth Fund

Notes to Financial Statements

Vanguard International Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of United States corporations. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the European and Pacific stock markets while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund may also enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with the fund’s use of

23

International Growth Fund

these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the fund under the contracts.

Futures and forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2005–2008), and for the period ended February 28, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. Schroder Investment Management North America Inc., Baillie Gifford Overseas Ltd., and M&G Investment Management Ltd. each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Schroder Investment Management North America Inc. and Baillie Gifford Overseas Ltd. are subject to quarterly adjustments based on performance for the preceding three years relative to the Morgan Stanley Capital International Europe, Australasia, Far East Index. The basic fee of M&G Investment Management Ltd. is subject to quarterly adjustments based on the fund’s performance since February 29, 2008, relative to the MSCI All Country World Index ex USA.

The Vanguard Group manages the cash reserves of the fund on an at-cost basis.

For the six months ended February 28, 2009, the aggregate investment advisory fee represented an effective annual basic rate of 0.13% of the fund’s average net assets before an increase of $983,000 (0.02%) based on performance.

24

International Growth Fund

C. The Vanguard Group furnishes at cost corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2009, the fund had contributed capital of $2,557,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 1.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

D. The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2009, these arrangements reduced the fund’s management and administrative expenses by $162,000 and custodian fees by $3,000. The total expense reduction represented an effective annual rate of 0.00% of average net assets.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

During the six months ended February 28, 2009, the fund realized net foreign currency losses of $2,970,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income.

At February 28, 2009, the cost of investment securities for tax purposes was $14,114,452,000. Net unrealized depreciation of investment securities for tax purposes was $5,060,533,000, consisting of unrealized gains of $321,959,000 on securities that had risen in value since their purchase and $5,382,492,000 in unrealized losses on securities that had fallen in value since their purchase.

At February 28, 2009, the aggregate settlement value of open futures contracts expiring in March 2009 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
Dow Jones EURO STOXX 50 Index	5,380	134,949	(17,461)
Topix Index	1,199	93,315	(2,658)
FTSE 100 Index	1,631	88,515	(7,134)
S&P ASX 200 Index	530	28,069	(1,325)

25

International Growth Fund

At February 28, 2009, the fund had open forward currency contracts to receive and deliver currencies as follows:

					Unrealized
					Appreciation
			Contract Amount (000)		(Depreciation)
Contract Settlement Date		Receive		Deliver	($000)
3/25/09	EUR	107,434	USD	144,700	(8,318)
3/18/09	JPY	9,062,510	USD	95,477	(2,731)
3/25/09	GBP	63,164	USD	94,124	(4,038)
3/25/09	AUD	44,369	USD	29,696	(1,399)
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

The fund had net unrealized foreign currency losses of $1,133,000 resulting from the translation of other assets and liabilities at February 28, 2009.

F. During the six months ended February 28, 2009, the fund purchased $2,755,232,000 of investment securities and sold $3,086,098,000 of investment securities other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2009		August 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	840,442	63,543	2,869,056	117,748
Issued in Lieu of Cash Distributions	819,474	67,224	1,393,855	58,443
Redeemed[1]	(1,157,642)	(84,767)	(2,287,088)	(96,226)
Net Increase (Decrease)—Investor Shares	502,274	46,000	1,975,823	79,965
Admiral Shares
Issued	356,453	8,389	1,350,456	17,226
Issued in Lieu of Cash Distributions	312,461	8,068	534,007	7,037
Redeemed[1]	(565,348)	(13,312)	(791,724)	(10,598)
Net Increase (Decrease)—Admiral Shares	103,566	3,145	1,092,739	13,665
1 Net of redemption fees of $529,000 and $1,294,000 (fund totals).

26

International Growth Fund

H. The fund had invested in a company that was considered to be an affiliated company of the fund because the fund owned more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of this company were as follows:

			Current Period Transactions
	Aug. 31, 2008		Proceeds from		Feb. 28, 2009
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
SBM Offshore NV	177,698	4,251	33,856	—	NA1

1 At February 28, 2009, the security was still held but the issuer was no longer an affiliated company of the fund.

NA—Not applicable.

I. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of February 28, 2009, based on the inputs used to value them:

			Forward
	Investments	Futures	Currency
	in Securities	Contracts	Contracts
Valuation Inputs	($000)	($000)	($000)
Level 1—Quoted prices	1,516,932	(28,578)	(16,486)
Level 2—Other significant observable inputs	7,536,587	—	—
Level 3—Significant unobservable inputs	400	—	—
Total	9,053,919	(28,578)	(16,486)

The following table summarizes changes in investments valued based on Level 3 inputs during the six months ended February 28, 2009:

Investments
in Securities
Amount valued based on Level 3 Inputs	($000)
Balance as of August 31, 2008	3,095
Change in Unrealized Appreciation (Depreciation)	(2,695)
Balance as of February 28, 2009	400

27

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the 2% fee on redemptions of shares held for less than two months, nor do they include the account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a ”sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

29

Six Months Ended February 28, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
International Growth Fund	8/31/2008	2/28/2009	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$551.59	$2.04
Admiral Shares	1,000.00	552.12	1.27

Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,022.17	$2.66
Admiral Shares	1,000.00	1,023.16	1.66

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.53% for the Investor Shares and 0.33% for the Admiral Shares. The dollar amounts shown as ”Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

30

Trustees Approve Advisory Agreements

The board of trustees of Vanguard International Growth Fund has renewed the fund’s investment advisory agreements with Schroder Investment Management North America Inc. (Schroder Inc.), Baillie Gifford Overseas Ltd., and M&G Investment Management Limited, as well as the sub-advisory agreement with Schroder Investment Management North America Limited (Schroder Limited). The board determined that the retention of these advisors was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the agreements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the fund’s investment management over both the short and long term and took into account the organizational depth and stability of each firm. The board noted the following:

Schroder Investment Management North America Inc. Schroder Inc. is a subsidiary of Schroders plc., a firm founded more than 200 years ago, with investment management experience dating back to 1926. The firm has provided investment advisory services to the fund since its inception in 1981. The advisor employs a sound process, selecting attractive growth stocks from developed and emerging markets outside the United States. Stocks are chosen using a bottom-up approach supported by Schroder’s worldwide network of analysts, economists, and strategists.

Baillie Gifford Overseas Ltd. Baillie Gifford is among the largest independently owned investment management firms in the United Kingdom. Baillie Gifford Overseas is a unit of Baillie Gifford & Co., founded in 1908. The firm has advised a portion of the International Growth Fund since 2003. Baillie Gifford employs a sound process, building a diversified portfolio of high-quality non-U.S. growth stocks from developed and emerging markets. Stocks are selected using fundamental research conducted by the firm’s Edinburgh-based analysts.

M&G Investment Management Limited. M&G, founded in 1931, is based in London, England, and specializes in managing equity and fixed income portfolios for both institutional and retail clients worldwide. The firm has advised a portion of the fund since 2008. The advisor employs a sound process, building a diversified portfolio of high-quality non-U.S. growth stocks from developed and emerging markets. The advisor’s global equity team—made up of the portfolio managers, Greg Aldridge and Graham French, and eight other portfolio manager/analysts—conducts intensive fundamental analysis of companies, including regular company visits.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory agreements.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of a relevant benchmark and peer group. The board concluded that the advisors have carried out the fund’s investment strategy in disciplined fashion, and that the performance results have allowed the fund to remain competitive versus its benchmark and the average return of peer funds. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

30

Cost

The board concluded that the fund’s expense ratio was far below the average expense ratio charged by funds in its peer group. The board noted that the fund’s advisory fees were also well below the peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section, which also includes information about the advisory fee rate. The board did not consider profitability of Schroder Inc., Baillie Gifford, or M&G in determining whether to approve the advisory fees, because each firm is independent of Vanguard, and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedules. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board will consider whether to renew the advisory agreements again after a one-year period.

31

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

32

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

33

This page intentionally left blank.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 157 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Chairman of the Board and Interested Trustee	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
Occupation(s) During the Past Five Years: Chairman
John J. Brennan[1]	and Chief Executive Officer of Rohm and Haas Co.
Born 1954. Trustee Since May 1987. Chairman of	(chemicals); President of Rohm and Haas Co.
the Board. Principal Occupation(s) During the Past Five	(2006–2008); Board Member of American Chemistry
Years: Chairman of the Board and Director/Trustee of	Council; Director of Tyco International, Ltd. (diversified
The Vanguard Group, Inc., and of each of the investment	manufacturing and services) and Hewlett-Packard Co.
companies served by The Vanguard Group; Chief	(electronic computer manufacturing); Trustee of The
Executive Officer and President of The Vanguard Group	Conference Board.
and of each of the investment companies served by The
Vanguard Group (1996–2008).
Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Independent Trustees	Occupation(s) During the Past Five Years: President of
the University of Pennsylvania; Christopher H. Browne
Distinguished Professor of Political Science in the School
Charles D. Ellis	of Arts and Sciences with Secondary Appointments
Born 1937. Trustee Since January 2001. Principal	at the Annenberg School for Communication and the
Occupation(s) During the Past Five Years: Applecore	Graduate School of Education of the University of
Partners (pro bono ventures in education); Senior	Pennsylvania; Director of Carnegie Corporation of
Advisor to Greenwich Associates (international business	New York, Schuylkill River Development Corporation,
strategy consulting); Successor Trustee of Yale University;	and Greater Philadelphia Chamber of Commerce;
Overseer of the Stern School of Business at New York	Trustee of the National Constitution Center.
University; Trustee of the Whitehead Institute for
Biomedical Research.
JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Emerson U. Fullwood	Occupation(s) During the Past Five Years: Retired
Born 1948. Trustee Since January 2008. Principal	Corporate Vice President, Chief Global Diversity Officer,
Occupation(s) During the Past Five Years: Retired	and Member of the Executive Committee of Johnson &
Executive Chief Staff and Marketing Officer for North	Johnson (pharmaceuticals/consumer products); Vice
America and Corporate Vice President of Xerox	President and Chief Information Officer (1997–2005)
Corporation (photocopiers and printers); Director of	of Johnson & Johnson; Director of the University
SPX Corporation (multi-industry manufacturing), the	Medical Center at Princeton and Women’s Research
United Way of Rochester, the Boy Scouts of America,	and Education Institute.
Amerigroup Corporation (direct health and medical
insurance carriers), and Monroe Community College
Foundation.

André F. Perold	F. William McNabb III[1]
Born 1952. Trustee Since December 2004. Principal	Born 1957. Chief Executive Officer Since August 2008.
Occupation(s) During the Past Five Years: George Gund	President Since March 2008. Principal Occupation(s)
Professor of Finance and Banking, Senior Associate	During the Past Five Years: Director of The Vanguard
Dean, and Director of Faculty Recruiting, Harvard	Group, Inc., since 2008; Chief Executive Officer and
Business School; Director and Chairman of UNX, Inc.	President of The Vanguard Group and of each of the
(equities trading firm); Chair of the Investment	investment companies served by The Vanguard Group
Committee of HighVista Strategies LLC (private	since 2008; Director of Vanguard Marketing Corporation;
investment firm).	Managing Director of The Vanguard Group (1995–2008).

Alfred M. Rankin, Jr.	Heidi Stam[1]
Born 1941. Trustee Since January 1993. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: Chairman,	Occupation(s) During the Past Five Years: Managing
President, Chief Executive Officer, and Director of	Director of The Vanguard Group, Inc., since 2006;
NACCO Industries, Inc. (forklift trucks/housewares/	General Counsel of The Vanguard Group since 2005;
lignite); Director of Goodrich Corporation (industrial	Secretary of The Vanguard Group and of each of the
products/aircraft systems and services).	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Vanguard Marketing Corporation since 2005; Principal
J. Lawrence Wilson	of The Vanguard Group (1997–2006).
Born 1936. Trustee Since April 1985. Principal
Occupation(s) During the Past Five Years: Retired
Chairman and Chief Executive Officer of Rohm and	Vanguard Senior Management Team
Haas Co. (chemicals); Director of Cummins Inc. (diesel
engines) and AmerisourceBergen Corp. (pharmaceutical
distribution); Trustee of Vanderbilt University and of	R. Gregory Barton	Michael S. Miller
Culver Educational Foundation.	Mortimer J. Buckley	James M. Norris
	Kathleen C. Gubanich	Glenn W. Reed
	Paul A. Heller	George U. Sauter
Executive Officers

Founder
Thomas J. Higgins[1]
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five	John C. Bogle
Years: Principal of The Vanguard Group, Inc.; Chief	Chairman and Chief Executive Officer, 1974–1996
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008).

Kathryn J. Hyatt[1]
Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal of
The Vanguard Group, Inc.; Treasurer of each of the
investment companies served by The Vanguard
Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
(1988–2008).

1 These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	CFA® is a trademark owned by CFA Institute.

Direct Investor Account Services > 800-662-2739
The funds or securities referred to herein are not
Institutional Investor Services > 800-523-1036	sponsored, endorsed, or promoted by MSCI, and MSCI
bears no liability with respect to any such funds or
Text Telephone for People	securities. For any such funds or securities, the
With Hearing Impairment > 800-952-3335	prospectus or the Statement of Additional Information
contains a more detailed description of the limited
This material may be used in conjunction	relationship MSCI has with The Vanguard Group and
with the offering of shares of any Vanguard	any related funds.
fund only if preceded or accompanied by
the fund’s current prospectus.	Russell is a trademark of The Frank Russell Company.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
and searching for “proxy voting guidelines,” or by calling
Vanguard at 800-662-2739. The guidelines are also
available from the SEC’s website, www.sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the	© 2009 The Vanguard Group, Inc.
Public Reference Section, Securities and Exchange	All rights reserved.
Commission, Washington, DC 20549-0102.	Vanguard Marketing Corporation, Distributor.

Q812 042009

Vanguard

Vanguard FTSE Social Index Fund Semiannual Report

February 28, 2009

>	During the fiscal half-year ended February 28, 2009, Vanguard FTSE Social Index Fund returned about –47%.
>	The fund’s performance closely tracked that of its target benchmark, but lagged the average return for large-capitalization growth funds.
>	Large stakes in financials, information technology, and health care weighed heavily on the fund’s return.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Fund Profile	6
Performance Summary	7
Financial Statements	8
About Your Fund’s Expenses	19
Glossary	21

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended February 28, 2009
	Ticker	Total
	Symbol	Returns
Vanguard FTSE Social Index Fund
Investor Shares	VFTSX	–46.64%
Institutional Shares[1]	VFTNX	–46.59
FTSE Good US Select Index		–46.65
Average Large-Cap Growth Fund[2]		–40.13

Your Fund’s Performance at a Glance
August 31, 2008–February 28, 2009
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
FTSE Social Index Fund
Investor Shares	$7.76	$4.04	$0.118	$0.000
Institutional Shares	7.77	4.04	0.129	0.000

1 This class of shares carries lower expenses and is available for a minimum initial investment of $5 million.

2 Derived from data provided by Lipper Inc.

President’s Letter

Dear Shareholder,

U.S. stocks were down across the board during the six months ended February 28, 2009. Vanguard FTSE Social Index Fund returned about –47% for the period, staying on track with its target benchmark, the FTSE4Good US Select Index. However, the fund lagged behind the average return of large-cap growth funds and the return of the broad U.S. stock market.

Stocks fell steeply and broadly amid credit woes and slow growth

Stocks began the fiscal half-year inauspiciously and continued to decline as tight credit maintained its grip on business and major economies slipped into recession. Neither landmark programs to bolster financial institutions nor the $787 billion economic stimulus package signed into law in February served to boost investor confidence, which was already badly shaken after the U.S. stock market suffered its second-worst calendar-year performance ever.

For the six months ended February 28, U.S. equities overall returned about –42%. International stocks returned about –45%; emerging markets, which had boomed in recent years, were hit especially hard. The declines across the globe were notable for their speed, breadth, and magnitude. Volatility also increased dramatically, to levels not seen since the 1930s. For example, the period encompassed not only four of the worst but also two of the best U.S. trading days since 1928 (based on percentage losses and gains).

Investors sought refuge in low-yield, but liquid, Treasuries

In the wake of the September collapse of Lehman Brothers, a leading Wall Street investment bank, credit markets deteriorated globally—a painful reminder of how intertwined markets have become and of how important trust is to keep them functioning. Lacking confidence, investors continued to seek the relative safety and liquidity of U.S. Treasury securities, driving prices up and yields down—even briefly into negative territory for very short-term Treasury securities. This flight to quality led corporate bonds to experience two of their worst months ever in terms of real returns, in September and October.

After several aggressive actions by the Federal Reserve Board and the Treasury—including lowering the target for the federal funds rate to a range of 0% to 0.25%—signs of a thaw began to emerge. January and February, for example, were the most active months for the issuance of investment-grade corporate bonds since 1995. Against this backdrop, the broad taxable bond market returned almost 2% for the six-month period, while tax-exempt bonds were about flat.

Market Barometer
			Total Returns
	Periods Ended February 28, 2009
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	–42.25%	–43.62%	–6.38%
Russell 2000 Index (Small-caps)	–46.91	–42.38	–6.68
Dow Jones Wilshire 5000 Index (Entire market)	–42.27	–43.15	–6.04
MSCI All Country World Index ex USA (International)	–45.36	–51.27	–1.65

Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	1.88%	2.06%	4.00%
Barclays Capital Municipal Bond Index	0.05	5.18	3.13
Citigroup 3-Month Treasury Bill Index	0.42	1.31	3.07

CPI
Consumer Price Index	–3.15%	0.24%	2.65%

1 Annualized.

The fund’s tendencies worked against it in a brutal market

During the six-month period covered in this report, the downward trend for stocks affected all corners of the market. The FTSE Social Index Fund was down about –47% for the period, and posted negative returns in all ten sectors.

Given the fund’s socially conscious mandate—which favors companies that work to protect the environment, maintain fair hiring and promotion practices for women and minorities, and institute safe and healthy workplace policies—the fund is typically heavily weighted in the financial, information technology, consumer discretionary, and health care sectors. These areas of the market usually consist of more companies that meet the social and environmental screening criteria established by FTSE, the fund’s index provider. Over the six-month period, stocks in these sectors were some of the market’s weakest performers.

Continued trouble in the financial sector—which accounted for about 28% of the portfolio’s holdings on average during the period—took the biggest toll on the fund. In September 2008, the financial crisis intensified when several big banks failed, creating a ripple effect throughout the financial industry. Together, the fund’s financial holdings subtracted more than 20 percentage points from its total return.

Information technology stocks also weighed heavily on fund performance. Technology companies—including computer, software,

Expense Ratios[1]
Your Fund Compared With Its Peer Group
			Average
	Investor	Institutional	Large-Cap
	Shares	Shares	Growth Fund
FTSE Social Index Fund	0.31%	0.18%	1.34%

1 The fund expense ratios shown are from the prospectuses dated December 29, 2008 and represent estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended February 28, 2009, the annualized expense ratios were 0.29% for Investor Shares and 0.16% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2008.

and semiconductor companies—saw their stocks plummet as the global economic downturn led to slower sales of PCs and other tech products.

Although it was hard to identify the bright spots during the period, the fund did hold a few stocks that contributed positive results. In the consumer discretionary sector, for example, educational services companies and a handful of retailers finished up for the period.

During troubling times, stay focused on the future

The six months ended February 28, 2009, represented a chaotic time for the U.S. stock market. As the recession deepened, it affected all areas of the market, leaving investors with nowhere to hide.

During times like these, investors’ first impulse is often to want to do something—anything—to stop the pain. However, we urge shareholders to take a deep breath before making rash changes to their portfolios. Although the market’s volatility can be jarring, it’s important not to let short-term extremes blind us to the long-term case for equities. The stock market’s occasionally steep declines are an unavoidable tradeoff for its potential to produce superior returns in the long term.

To manage this risk, while maintaining exposure to stocks, we encourage investors to build a carefully constructed portfolio that contains an appropriate mix of stocks, bonds, and money market funds consistent with their long-term goals and tolerance for ups and downs in the portfolio’s value. A well-balanced portfolio can provide you with some protection from extreme market swings while also giving you an opportunity for long-term growth.

We believe that the FTSE Social Index Fund can be an excellent addition to a well-balanced, long-term investment portfolio. The fund provides investors with the opportunity to own a low-cost portfolio made up of companies that pass the index provider’s stringent social and environmental screens.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

March 12, 2009

FTSE Social Index Fund

Fund Profile

As of February 28, 2009

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	301	304	4,524
Median Market Cap	$14.6B	$14.6B	$20.9B
Price/Earnings Ratio	13.4x	13.4x	12.4x
Price/Book Ratio	1.5x	1.5x	1.5x
Yield[3]		2.2%	3.1%
Investor Shares	1.8%
Institutional Shares	2.0%
Return on Equity	20.0%	19.9%	20.8%
Earnings Growth Rate	21.2%	21.1%	17.6%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	41%[4]	—	—
Expense Ratio[5]		—	—
Investor Shares	0.31%
Institutional Shares	0.18%
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	13.0%	13.0%	9.0%
Consumer Staples	7.6	7.6	11.7
Energy	3.7	3.7	13.0
Financials	22.9	22.9	12.3
Health Care	19.2	19.2	15.3
Industrials	4.0	4.0	9.9
Information Technology	26.4	26.2	17.1
Materials	0.8	0.8	3.4
Telecommunication
Services	1.5	1.5	3.7
Utilities	0.9	1.1	4.6

Volatility Measures[6]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.96
Beta	1.00	1.10

Ten Largest Holdings[7] (% of total net assets)

JPMorgan Chase & Co.	diversified financial
	services	4.1%
Google Inc.	internet software
	and services	3.9
Apple Inc.	computer hardware	3.8
Intel Corp.	semiconductors	3.4
McDonald’s Corp.	restaurants	2.8
QUALCOMM Inc.	communications
	equipment	2.7
Amgen Inc.	biotechnology	2.5
Gilead Sciences, Inc.	biotechnology	2.0
CVS Caremark Corp.	drug retail	1.8
Medtronic, Inc.	health care
	equipment	1.6
Top Ten		28.6%

Investment Focus

1 FTSE4Good US Select Index.

2 Dow Jones Wilshire 5000 Index.

3 30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.

4 Annualized.

5 The expense ratios shown are from the prospectuses dated December 29, 2008 and represent estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended February 28, 2009, the annualized expense ratios were 0.29% for Investor Shares and 0.16% for Institutional Shares.

6 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

7 The holdings listed exclude any temporary cash investments and equity index products.

FTSE Social Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 31, 2000–February 28, 2009

Average Annual Total Returns: Periods ended December 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Since
	Inception Date	One Year	Five Years	Inception
Investor Shares[3]	5/31/2000	–42.39%	–6.43%	–6.64%
Institutional Shares	1/14/2003	–42.33	–6.30	–2.08

1 Six months ended February 28, 2009.

2 Calvert Social Index through December 16, 2005; FTSE4Good US Select Index thereafter.

3 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights tables for dividend and capital gains information.

FTSE Social Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (13.0%)
	McDonald’s Corp.	147,318	7,697
	Lowe’s Cos., Inc.	193,341	3,063
	Target Corp.	99,771	2,825
*	Amazon.com, Inc.	42,195	2,734
	Best Buy Co., Inc.	54,378	1,567
*	Apollo Group, Inc. Class A	20,854	1,512
	Staples, Inc.	93,437	1,490
*	Kohl’s Corp.	40,230	1,414
	TJX Cos., Inc.	55,477	1,235
	Carnival Corp.	61,710	1,207
	H & R Block, Inc.	44,701	854
*	AutoZone Inc.	5,776	822
	The Gap, Inc.	70,541	761
*	Bed Bath & Beyond, Inc.	34,193	728
*	Coach, Inc.	43,230	604
	Genuine Parts Co.	20,913	589
*	GameStop Corp. Class A	21,595	581
	Ross Stores, Inc.	17,315	511
*	Dollar Tree, Inc.	11,874	461
	Macy’s Inc.	55,566	437
	Nordstrom, Inc.	28,657	386
	Limited Brands, Inc.	44,990	346
	PetSmart, Inc.	16,673	334
	Harley-Davidson, Inc.	30,745	311
	Pulte Homes, Inc.	33,698	309
*	Career Education Corp.	11,717	289
	Scripps Networks Interactive	12,380	246
*	Mohawk Industries, Inc.	9,010	204
	American Eagle
	Outfitters, Inc.	19,894	194
	Foot Locker, Inc.	21,177	176
	Hillenbrand Inc.	8,484	142
	RadioShack Corp.	17,026	125
	Royal Caribbean
	Cruises, Ltd.	20,791	125
	Lennar Corp. Class A	17,540	117
	KB Home	12,238	109

			Market
			Value•
		Shares	($000)
*	Chico’s FAS, Inc.	23,979	109
	Gannett Co., Inc.	29,622	96
	Weight Watchers
	International, Inc.	5,238	95
	Wyndham Worldwide Corp.	24,582	91
	WABCO Holdings Inc.	8,913	90
	New York Times Co. Class A	19,713	81
*	Lamar Advertising Co.
	Class A	10,391	72
*	Liberty Media Corp.–
	Capital Series A	12,593	65
*	Ascent Media Corp.	2,001	47
*	Office Depot, Inc.	37,457	39
*	Ticketmaster
	Entertainment Inc.	7,680	38
*	HSN, Inc.	7,880	34
*	Interval Leisure Group, Inc.	7,980	32
	E.W. Scripps Co. Class A	3,893	4
			35,398
Consumer Staples (7.6%)
	CVS Caremark Corp.	188,946	4,864
	Walgreen Co.	131,691	3,142
	Costco Wholesale Corp.	57,054	2,416
	General Mills, Inc.	44,367	2,329
	Sysco Corp.	79,718	1,714
	Kellogg Co.	37,519	1,460
	Safeway, Inc.	56,720	1,049
	The Hershey Co.	22,140	746
	McCormick & Co., Inc.	15,514	486
*	Dr. Pepper
	Snapple Group, Inc.	33,370	469
	Hormel Foods Corp.	13,288	423
*	Dean Foods Co.	20,304	415
	The Estee Lauder Cos. Inc.
	Class A	15,634	354
	Alberto-Culver Co.	12,737	282
	Whole Foods Market, Inc.	18,102	220
	PepsiAmericas, Inc.	12,459	207
			20,576

FTSE Social Index Fund

			Market
			Value•
		Shares	($000)
Energy (3.6%)
	Apache Corp.	43,925	2,595
	Devon Energy Corp.	58,569	2,558
	Spectra Energy Corp.	81,150	1,055
	Williams Cos., Inc.	76,042	859
	Peabody Energy Corp.	35,096	831
*	Ultra Petroleum Corp.	20,008	703
	CONSOL Energy, Inc.	24,130	657
*	Newfield Exploration Co.	17,421	337
	Pioneer Natural
	Resources Co.	15,914	232
	Teekay Shipping Corp.	7,389	117
			9,944
Financials (22.9%)
	JPMorgan Chase & Co.	493,475	11,276
	Bank of America Corp.	837,110	3,307
	U.S. Bancorp	230,215	3,294
	The Travelers Cos., Inc.	77,222	2,792
	MetLife, Inc.	104,865	1,936
	Charles Schwab Corp.	152,304	1,936
	American Express Co.	154,429	1,862
	The Chubb Corp.	46,980	1,834
	Northern Trust Corp.	29,454	1,636
	CME Group, Inc.	8,836	1,612
	Ace Ltd.	43,926	1,604
	PNC Financial
	Services Group	56,190	1,536
	State Street Corp.	57,061	1,442
	BB&T Corp.	72,902	1,176
	Franklin Resources Corp.	23,208	1,063
	Progressive Corp. of Ohio	89,484	1,035
	AFLAC Inc.	61,459	1,030
	Simon Property
	Group, Inc. REIT	30,551	1,011
	Prudential Financial, Inc.	55,947	918
	People’s United Financial Inc.	45,713	796
	T. Rowe Price Group Inc.	34,282	780
	Hudson City Bancorp, Inc.	68,842	714
	HCP, Inc. REIT	33,422	611
	NYSE Euronext	34,831	588
	Plum Creek
	Timber Co. Inc. REIT	22,002	577
	Moody’s Corp.	31,552	566
	SunTrust Banks, Inc.	46,759	562
	M & T Bank Corp.	14,523	531
	Willis Group Holdings Ltd.	22,045	483
	KeyCorp	65,432	459
	Ameriprise Financial, Inc.	28,475	454
	New York Community
	Bancorp, Inc.	45,480	448
	W.R. Berkley Corp.	21,464	447
	Unum Group	43,798	446
	PartnerRe Ltd.	7,198	445
	Cincinnati Financial Corp.	21,505	442
*	Intercontinental Exchange Inc.	7,230	410

			Market
			Value•
		Shares	($000)
	RenaissanceRe Holdings Ltd.	8,194	369
	Discover Financial Services	63,349	363
	Commerce Bancshares, Inc.	10,014	348
*	Markel Corp.	1,297	345
*	Leucadia National Corp.	23,552	345
	Assurant, Inc.	15,506	316
	Regions Financial Corp.	91,872	314
	Brown & Brown, Inc.	18,576	313
	Kimco Realty Corp. REIT	35,185	311
	Lincoln National Corp.	33,851	291
*	SLM Corp.	61,684	284
	First American Corp.	12,217	283
	Old Republic
	International Corp.	30,542	277
	The Principal
	Financial Group, Inc.	34,579	276
	White Mountains
	Insurance Group Inc.	1,375	272
	Host Hotels &
	Resorts Inc. REIT	69,267	256
	Regency Centers Corp. REIT	9,207	248
	The Hartford Financial
	Services Group Inc.	39,834	243
	Associated Banc-Corp.	16,558	239
	Legg Mason Inc.	18,477	237
	Liberty Property Trust REIT	12,900	236
	First Horizon National Corp.	25,524	234
*	The St. Joe Co.	12,061	222
	SEI Investments Co.	18,688	221
	TCF Financial Corp.	17,099	210
	City National Corp.	6,438	206
	ProLogis REIT	35,097	203
	Valley National Bancorp	17,716	202
	Federated Investors, Inc.	10,266	194
	Marshall & Ilsley Corp.	35,307	162
	AMB Property Corp. REIT	13,404	160
	XL Capital Ltd. Class A	45,095	149
	Synovus Financial Corp.	42,411	148
	Fulton Financial Corp.	23,576	147
	Zions Bancorp	14,376	135
	Duke Realty Corp. REIT	19,122	132
	CIT Group Inc.	51,185	125
	The Macerich Co. REIT	10,384	119
*	MBIA, Inc.	37,227	102
	Janus Capital Group Inc.	21,487	95
	Popular, Inc.	38,415	86
	Erie Indemnity Co. Class A	2,876	86
*	Tri-Continental Corp.	8,800	75
	Huntington Bancshares Inc.	49,836	73
	Genworth Financial Inc.	58,911	71
	Unitrin, Inc.	6,472	70
*	E*TRADE Financial Corp.	73,147	58
	Forest City Enterprise
	Class A	11,137	56
	Wesco Financial Corp.	201	49

FTSE Social Index Fund

			Market
			Value•
		Shares	($000)
*	Forestar Real Estate
	Group, Inc.	4,848	36
	Protective Life Corp.	9,514	36
	Allied Capital Corp.	24,867	27
	iStar Financial Inc. REIT	16,264	23
	Ambac Financial Group, Inc.	34,269	20
	Student Loan Corp.	494	19
	Colonial BancGroup, Inc.	28,099	13
	The PMI Group Inc.	9,714	5
			62,194
Health Care (19.2%)
*	Amgen Inc.	139,810	6,841
*	Gilead Sciences, Inc.	120,372	5,393
	Medtronic, Inc.	148,400	4,391
	UnitedHealth Group Inc.	159,575	3,136
*	Celgene Corp.	60,126	2,689
*	Medco Health Solutions, Inc.	65,822	2,671
*	WellPoint Inc.	67,579	2,292
*	Genzyme Corp.	35,740	2,178
	Covidien Ltd.	66,326	2,100
*	Biogen Idec Inc.	38,638	1,779
*	Express Scripts Inc.	32,598	1,640
	Allergan, Inc.	40,628	1,574
	Cardinal Health, Inc.	47,061	1,527
*	St. Jude Medical, Inc.	45,465	1,508
*	Boston Scientific Corp.	197,043	1,383
	Stryker Corp.	40,038	1,348
	Alcon, Inc.	11,774	970
	Quest Diagnostics, Inc.	19,269	883
	AmerisourceBergen Corp.	20,936	665
*	DaVita, Inc.	13,779	646
*	Cephalon, Inc.	8,983	589
	CIGNA Corp.	35,771	564
*	Humana Inc.	22,007	521
*	Mylan Inc.	39,963	497
*	Hospira, Inc.	21,019	488
*	Waters Corp.	12,991	457
*	Henry Schein, Inc.	11,801	433
*	Millipore Corp.	7,358	405
	Omnicare, Inc.	15,600	404
*	Watson Pharmaceuticals, Inc.	13,714	388
	Beckman Coulter, Inc.	8,210	368
*	Patterson Companies, Inc.	15,932	288
*	King Pharmaceuticals, Inc.	32,277	237
	Universal Health
	Services Class B	6,142	226
*	Coventry Health Care Inc.	19,237	222
*	Sepracor Inc.	14,168	212
*	Health Net Inc.	14,072	186
*	Kinetic Concepts, Inc.	6,945	151
			52,250
Industrials (4.0%)
	Norfolk Southern Corp.	48,953	1,553
	Deere & Co.	56,394	1,550
	PACCAR, Inc.	48,252	1,210

			Market
			Value•
		Shares	($000)
	Republic Services, Inc.
	Class A	50,004	995
	C.H. Robinson
	Worldwide Inc.	22,382	926
	W.W. Grainger, Inc.	10,117	669
	Fastenal Co.	20,016	603
	Southwest Airlines Co.	97,060	572
*	Jacobs Engineering
	Group Inc.	16,194	546
	Pitney Bowes, Inc.	27,359	528
*	Iron Mountain, Inc.	26,562	494
	Equifax, Inc.	16,638	358
	Cintas Corp.	15,190	308
	Manpower Inc.	10,194	284
	J.B. Hunt Transport
	Services, Inc.	12,361	252
*	Terex Corp.	13,059	116
			10,964
Information Technology (26.4%)
*	Google Inc.	31,180	10,539
*	Apple Inc.	116,530	10,407
	Intel Corp.	734,646	9,359
	QUALCOMM Inc.	216,914	7,251
	Automatic Data
	Processing, Inc.	67,201	2,295
*	Dell Inc.	258,901	2,208
	MasterCard, Inc. Class A	13,011	2,056
	Applied Materials, Inc.	178,883	1,648
*	Symantec Corp.	110,432	1,527
*	eBay Inc.	126,579	1,376
*	Adobe Systems, Inc.	70,261	1,173
	Paychex, Inc.	48,014	1,059
	Western Union Co.	94,543	1,055
*	Juniper Networks, Inc.	69,797	992
*	Broadcom Corp.	58,966	970
*	Intuit, Inc.	42,410	967
	CA, Inc.	51,143	867
*	BMC Software, Inc.	24,794	735
*	Cognizant Technology
	Solutions Corp.	38,098	701
*	Fiserv, Inc.	21,187	691
	Xilinx, Inc.	36,360	643
	Linear Technology Corp.	29,014	633
*	Check Point Software
	Technologies Ltd.	28,203	620
*	NVIDIA Corp.	73,410	608
	Altera Corp.	39,586	607
	Tyco Electronics Ltd.	62,426	592
*	NetApp, Inc.	43,562	586
*	McAfee Inc.	19,946	558
*	VeriSign, Inc.	25,693	497
*	Citrix Systems, Inc.	23,976	493
*	Marvell Technology Group Ltd.	60,544	455
	Microchip Technology, Inc.	23,999	450
*	Akamai Technologies, Inc.	22,104	400

10

FTSE Social Index Fund

			Market
			Value•
		Shares	($000)
	KLA-Tencor Corp.	22,262	384
*	Autodesk, Inc.	29,563	375
*	Teradata Corp.	23,237	359
*	Synopsys, Inc.	19,063	355
	National Semiconductor Corp.	30,132	328
	Total System Services, Inc.	26,005	327
	Lender Processing
	Services, Inc.	12,483	327
*	Micron Technology, Inc.	100,796	325
*	LAM Research Corp.	16,572	324
	Broadridge Financial
	Solutions LLC	18,450	295
	Seagate Technology	63,543	273
*	SanDisk Corp.	29,667	264
*	Arrow Electronics, Inc.	15,713	261
*	IAC/InterActiveCorp	16,501	246
*	LSI Corp.	84,645	245
*	Flextronics International Ltd.	106,435	219
*	Metavante Technologies	12,080	203
	Diebold, Inc.	8,919	197
*	Compuware Corp.	32,055	189
*	DST Systems, Inc.	6,375	188
*	Advanced Micro
	Devices, Inc.	82,066	179
*	Novellus Systems, Inc.	13,298	170
*	Cadence Design
	Systems, Inc.	35,155	148
	Jabil Circuit, Inc.	28,496	118
*	Convergys Corp.	16,585	107
*	Teradyne, Inc.	23,027	95
*	EchoStar Corp.	5,740	94
*	JDS Uniphase Corp.	29,187	81
			71,694
Materials (0.8%)
	Vulcan Materials Co.	14,479	600
	Sigma-Aldrich Corp.	16,612	593
	Southern Copper Corp.
	(U.S. Shares)	34,505	473
*	Pactiv Corp.	17,192	272
	Sealed Air Corp.	20,750	231
			2,169
Telecommunication Services (1.5%)
*	Sprint Nextel Corp.	366,667	1,206
	Embarq Corp.	18,826	658
	Millicom International
	Cellular SA	14,281	562
*	Crown Castle
	International Corp.	28,607	502
	CenturyTel, Inc.	13,215	348

		Market
		Value•
	Shares	($000)
Frontier
Communications Corp.	41,033	296
* NII Holdings Inc.	21,854	280
Telephone & Data
Systems, Inc.	6,873	203
		4,055
Utilities (0.9%)
Questar Corp.	22,892	660
* NRG Energy, Inc.	30,749	581
EQT Corp.	17,000	523
Pepco Holdings, Inc.	28,580	428
TECO Energy, Inc.	28,024	269
		2,461
Total Common Stocks
(Cost $471,640)		271,705
Other Assets and Liabilities (0.1%)
Other Assets		2,472
Liabilities		(2,243)
		229
Net Assets (100%)		271,934

At February 28, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	551,152
Overdistributed Net Investment Income	(318)
Accumulated Net Realized Losses	(78,965)
Unrealized Appreciation (Depreciation)	(199,935)
Net Assets	271,934

Investor Shares—Net Assets
Applicable to 49,076,453 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	198,264
Net Asset Value Per Share—
Investor Shares	$4.04

Institutional Shares—Net Assets
Applicable to 18,232,304 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	73,670
Net Asset Value Per Share—
Institutional Shares	$4.04

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

11

FTSE Social Index Fund

Statement of Operations

Six Months Ended
February 28, 2009
($000)
Investment Income
Income
Dividends	3,847
Interest[1]	3
Security Lending	58
Total Income	3,908
Expenses
The Vanguard Group—Note B
Investment Advisory Services	47
Management and Administrative—Investor Shares	274
Management and Administrative—Institutional Shares	37
Marketing and Distribution—Investor Shares	52
Marketing and Distribution—Institutional Shares	19
Custodian Fees	21
Auditing Fees	1
Shareholders’ Reports—Investor Shares	2
Shareholders’ Reports—Institutional Shares	2
Total Expenses	455
Net Investment Income	3,453
Realized Net Gain (Loss) on Investment Securities Sold	(70,393)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(179,069)
Net Increase (Decrease) in Net Assets Resulting from Operations	(246,009)

1 Interest income from an affiliated company of the fund was $3,000.

See accompanying Notes, which are an integral part of the Financial Statements.

12

FTSE Social Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,453	8,845
Realized Net Gain (Loss)	(70,393)	(6,921)
Change in Unrealized Appreciation (Depreciation)	(179,069)	(99,890)
Net Increase (Decrease) in Net Assets Resulting from Operations	(246,009)	(97,966)
Distributions
Net Investment Income
Investor Shares	(5,643)	(7,812)
Institutional Shares	(2,622)	(2,061)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
Total Distributions	(8,265)	(9,873)
Capital Share Transactions
Investor Shares	(12,164)	(60,224)
Institutional Shares	4,384	51,023
Net Increase (Decrease) from Capital Share Transactions	(7,780)	(9,201)
Total Increase (Decrease)	(262,054)	(117,040)
Net Assets
Beginning of Period	533,988	651,028
End of Period[1]	271,934	533,988

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($318,000) and $4,494,000.

See accompanying Notes, which are an integral part of the Financial Statements.

13

FTSE Social Index Fund

Financial Highlights

Investor Shares
	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.76	$9.30	$8.51	$8.03	$7.40	$6.87
Investment Operations
Net Investment Income	.050	.125	.130	.110	.130	.080
Net Realized and Unrealized Gain (Loss)
on Investments	(3.652)	(1.525)	.780	.470	.620	.520
Total from Investment Operations	(3.602)	(1.400)	.910	.580	.750	.600
Distributions
Dividends from Net Investment Income	(.118)	(.140)	(.120)	(.100)	(.120)	(.070)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.118)	(.140)	(.120)	(.100)	(.120)	(.070)
Net Asset Value, End of Period	$4.04	$7.76	$9.30	$8.51	$8.03	$7.40

Total Return[1]	–46.64%	–15.26%	10.70%	7.25%	10.16%	8.75%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$198	$395	$540	$405	$361	$274
Ratio of Total Expenses to
Average Net Assets	0.29%[2]	0.24%	0.24%	0.25%	0.25%	0.25%
Ratio of Net Investment Income to
Average Net Assets	1.86%[2]	1.48%	1.48%	1.41%	1.74%	1.17%
Portfolio Turnover Rate	41%[2]	41%	20%	51%[3]	12%	8%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Annualized.

3 Includes activity related to a change in the fund’s target index.

See accompanying Notes, which are an integral part of the Financial Statements.

14

FTSE Social Index Fund

Financial Highlights

Institutional Shares
	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$7.77	$9.32	$8.52	$8.04	$7.41	$6.88
Investment Operations
Net Investment Income	.054	.137	.152	.120	.138	.084
Net Realized and Unrealized Gain (Loss)
on Investments	(3.655)	(1.535)	.780	.470	.620	.522
Total from Investment Operations	(3.601)	(1.398)	.932	.590	.758	.606
Distributions
Dividends from Net Investment Income	(.129)	(.152)	(.132)	(.110)	(.128)	(.076)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.129)	(.152)	(.132)	(.110)	(.128)	(.076)
Net Asset Value, End of Period	$4.04	$7.77	$9.32	$8.52	$8.04	$7.41

Total Return	–46.59%	–15.22%	10.95%	7.37%	10.26%	8.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$74	$139	$111	$87	$27	$13
Ratio of Total Expenses to
Average Net Assets	0.16%[1]	0.11%	0.11%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.99%[1]	1.61%	1.61%	1.54%	1.83%	1.30%
Portfolio Turnover Rate	41%[1]	41%	20%	51%[2]	12%	8%

1 Annualized.

2 Includes activity related to a change in the fund’s target index.

See accompanying Notes, which are an integral part of the Financial Statements.

15

FTSE Social Index Fund

Notes to Financial Statements

Vanguard FTSE Social Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2005–2008) and for the period ended February 28, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

16

FTSE Social Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2009, the fund had contributed capital of $81,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 0.03% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2008, the fund had available realized losses of $4,064,000 to offset future net capital gains of $79,000 through August 31, 2012, $985,000 through August 21, 2013, $367,000 through August 31, 2014, $2,136,000 through August 31, 2016, and $497,000 through August 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At February 28, 2009, the cost of investment securities for tax purposes was $471,640,000. Net unrealized depreciation of investment securities for tax purposes was $199,935,000, consisting of unrealized gains of $9,877,000 on securities that had risen in value since their purchase and $209,812,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended February 28, 2009, the fund purchased $78,360,000 of investment securities and sold $89,931,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2009		August 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	36,040	6,922	89,674	10,639
Issued in Lieu of Cash Distributions	5,331	1,125	7,393	821
Redeemed	(53,535)	(9,818)	(157,291)	(18,620)
Net Increase (Decrease)—Investor Shares	(12,164)	(1,771)	(60,224)	(7,160)
Institutional Shares
Issued	19,973	3,635	75,608	8,817
Issued in Lieu of Cash Distributions	2,022	427	1,715	190
Redeemed	(17,611)	(3,754)	(26,300)	(3,027)
Net Increase (Decrease)—Institutional Shares	4,384	308	51,023	5,980

17

FTSE Social Index Fund

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2009, 100% of the fund’s investments were valued based on Level 1 inputs.

18

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended February 28, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
FTSE Social Index Fund	8/31/2008	2/28/2009	Period[1]
Based on Actual Fund Return
Investor Shares	$1,000.00	$533.58	$1.10
Institutional Shares	1,000.00	534.10	0.61
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.36	$1.45
Institutional Shares	1,000.00	1,024.00	0.80

1 The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.29% for Investor Shares and 0.16% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

19

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

20

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

21

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

22

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 157 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Chairman of the Board and Interested Trustee	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
Occupation(s) During the Past Five Years: Chairman
John J. Brennan[1]	and Chief Executive Officer of Rohm and Haas Co.
Born 1954. Trustee Since May 1987. Chairman of	(chemicals); President of Rohm and Haas Co.
the Board. Principal Occupation(s) During the Past Five	(2006–2008); Board Member of American Chemistry
Years: Chairman of the Board and Director/Trustee of	Council; Director of Tyco International, Ltd. (diversified
The Vanguard Group, Inc., and of each of the investment	manufacturing and services) and Hewlett-Packard Co.
companies served by The Vanguard Group; Chief	(electronic computer manufacturing); Trustee of The
Executive Officer and President of The Vanguard Group	Conference Board.
and of each of the investment companies served by The
Vanguard Group (1996–2008).
Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Independent Trustees	Occupation(s) During the Past Five Years: President of
the University of Pennsylvania; Christopher H. Browne
Distinguished Professor of Political Science in the School
Charles D. Ellis	of Arts and Sciences with Secondary Appointments
Born 1937. Trustee Since January 2001. Principal	at the Annenberg School for Communication and the
Occupation(s) During the Past Five Years: Applecore	Graduate School of Education of the University of
Partners (pro bono ventures in education); Senior	Pennsylvania; Director of Carnegie Corporation of
Advisor to Greenwich Associates (international business	New York, Schuylkill River Development Corporation,
strategy consulting); Successor Trustee of Yale University;	and Greater Philadelphia Chamber of Commerce;
Overseer of the Stern School of Business at New York	Trustee of the National Constitution Center.
University; Trustee of the Whitehead Institute for
Biomedical Research.
JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Emerson U. Fullwood	Occupation(s) During the Past Five Years: Retired
Born 1948. Trustee Since January 2008. Principal	Corporate Vice President, Chief Global Diversity Officer,
Occupation(s) During the Past Five Years: Retired	and Member of the Executive Committee of Johnson &
Executive Chief Staff and Marketing Officer for North	Johnson (pharmaceuticals/consumer products); Vice
America and Corporate Vice President of Xerox	President and Chief Information Officer (1997–2005)
Corporation (photocopiers and printers); Director of	of Johnson & Johnson; Director of the University
SPX Corporation (multi-industry manufacturing), the	Medical Center at Princeton and Women’s Research
United Way of Rochester, the Boy Scouts of America,	and Education Institute.
Amerigroup Corporation (direct health and medical
insurance carriers), and Monroe Community College
Foundation.

André F. Perold	F. William McNabb III[1]
Born 1952. Trustee Since December 2004. Principal	Born 1957. Chief Executive Officer Since August 2008.
Occupation(s) During the Past Five Years: George Gund	President Since March 2008. Principal Occupation(s)
Professor of Finance and Banking, Senior Associate	During the Past Five Years: Director of The Vanguard
Dean, and Director of Faculty Recruiting, Harvard	Group, Inc., since 2008; Chief Executive Officer and
Business School; Director and Chairman of UNX, Inc.	President of The Vanguard Group and of each of the
(equities trading firm); Chair of the Investment	investment companies served by The Vanguard Group
Committee of HighVista Strategies LLC (private	since 2008; Director of Vanguard Marketing Corporation;
investment firm).	Managing Director of The Vanguard Group (1995–2008).

Alfred M. Rankin, Jr.	Heidi Stam[1]
Born 1941. Trustee Since January 1993. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: Chairman,	Occupation(s) During the Past Five Years: Managing
President, Chief Executive Officer, and Director of	Director of The Vanguard Group, Inc., since 2006;
NACCO Industries, Inc. (forklift trucks/housewares/	General Counsel of The Vanguard Group since 2005;
lignite); Director of Goodrich Corporation (industrial	Secretary of The Vanguard Group and of each of the
products/aircraft systems and services).	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Vanguard Marketing Corporation since 2005; Principal
J. Lawrence Wilson	of The Vanguard Group (1997–2006).
Born 1936. Trustee Since April 1985. Principal
Occupation(s) During the Past Five Years: Retired
Chairman and Chief Executive Officer of Rohm and	Vanguard Senior Management Team
Haas Co. (chemicals); Director of Cummins Inc. (diesel
engines) and AmerisourceBergen Corp. (pharmaceutical
distribution); Trustee of Vanderbilt University and of	R. Gregory Barton	Michael S. Miller
Culver Educational Foundation.	Mortimer J. Buckley	James M. Norris
	Kathleen C. Gubanich	Glenn W. Reed
	Paul A. Heller	George U. Sauter
Executive Officers

Founder
Thomas J. Higgins[1]
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five	John C. Bogle
Years: Principal of The Vanguard Group, Inc.; Chief	Chairman and Chief Executive Officer, 1974–1996
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008).

Kathryn J. Hyatt[1]
Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal of
The Vanguard Group, Inc.; Treasurer of each of the
investment companies served by The Vanguard
Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
(1988–2008).

1 These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036	You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
Text Telephone for People	and searching for “proxy voting guidelines,” or by
With Hearing Impairment > 800-952-3335	calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
This material may be used in conjunction	fund voted the proxies for securities it owned during
with the offering of shares of any Vanguard	the 12 months ended June 30. To get the report, visit
fund only if preceded or accompanied by	either www.vanguard.com or www.sec.gov.
the fund’s current prospectus.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
“FTSE®” and “FTSE4Good™” are trademarks jointly	To find out more about this public service, call the SEC
owned by the London Stock Exchange plc and	at 202-551-8090. Information about your fund is also
The Financial Times Limited and are used by FTSE	available on the SEC’s website, and you can receive
International Limited under license. The FTSE4Good	copies of this information, for a fee, by sending a
US Select Index is calculated by FTSE International	request in either of two ways: via e-mail addressed to
Limited. FTSE International Limited does not sponsor,	publicinfo@sec.gov or via regular mail addressed to the
endorse, or promote the fund; is not in any way	Public Reference Section, Securities and Exchange
connected to it; and does not accept any liability	Commission, Washington, DC 20549-0102.
in relation to its issue, operation, and trading.

The funds or securities referred to herein are not
sponsored, endorsed, or promoted by MSCI, and MSCI
bears no liability with respect to any such funds or
securities. For any such funds or securities, the
prospectus or the Statement of Additional Information
contains a more detailed description of the limited
relationship MSCI has with The Vanguard Group and
any related funds.
© 2009 The Vanguard Group, Inc.
Russell is a trademark of The Frank Russell Company.	All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q2132 042009

>  As credit market turmoil intensified and economic growth slowed, the broad U.S. stock market had a dismal return of about –42% for the six months ended February 28.

>  Declines were steep and broad across all market sectors, producing returns for the Vanguard U.S. Sector Index Funds that ranged from about –27% for consumer staples stocks to about –59% for financials.

>  Relative to the broad market, the performance of the U.S. Sector Index Funds was evenly divided: Five funds returned less and five returned more than the market.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Consumer Discretionary Index Fund	7
Consumer Staples Index Fund	16
Energy Index Fund	24
Financials Index Fund	32
Health Care Index Fund	42
Industrials Index Fund	51
Information Technology Index Fund	60
Materials Index Fund	69
Telecommunication Services Index Fund	77
Utilities Index Fund	84
About Your Fund’s Expenses	91
Glossary	93

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended February 28, 2009

Admiral™ Shares[1] and ETF Shares[2]
	Ticker	Total
	Symbol	Returns
Vanguard Consumer
Discretionary Index Fund	VCDAX	–43.22%
Vanguard Consumer
Discretionary ETF	VCR
Market Price		–43.23
Net Asset Value		–43.24
MSCI® US IMI/Consumer Discretionary		–43.27

Vanguard Consumer Staples
Index Fund	VCSAX	–26.71%
Vanguard Consumer Staples ETF	VDC
Market Price		–26.71
Net Asset Value		–26.70
MSCI US IMI/Consumer Staples		–26.56

Vanguard Energy Index Fund	VENAX	–46.20%
Vanguard Energy ETF	VDE
Market Price		–46.08
Net Asset Value		–46.19
MSCI US IMI/Energy		–43.01

Vanguard Financials Index Fund	VFAIX	–58.71%
Vanguard Financials ETF	VFH
Market Price		–58.61
Net Asset Value		–58.70
MSCI US IMI/Financials		–58.78

Vanguard Health Care Index Fund	VHCIX	–29.66%
Vanguard Health Care ETF	VHT
Market Price		–29.64
Net Asset Value		–29.65
MSCI US IMI/Health Care		–29.61

Vanguard Industrials Index Fund	VINAX	–51.99%
Vanguard Industrials ETF	VIS
Market Price		–51.96
Net Asset Value		–51.99
MSCI US IMI/Industrials		–51.97

	Ticker	Total
	Symbol	Returns
Vanguard Information
Technology Index Fund	VITAX	–40.23%
Vanguard Information
Technology ETF	VGT
Market Price		–40.14
Net Asset Value		–40.23
MSCI US IMI/Information Technology		–40.21

Vanguard Materials Index Fund	VMIAX	–52.79%
Vanguard Materials ETF	VAW
Market Price		–52.74
Net Asset Value		–52.77
MSCI US IMI/Materials		–52.86

Vanguard Telecommunication
Services Index Fund	VTCAX	–32.25%
Vanguard Telecommunication
Services ETF	VOX
Market Price		–32.08
Net Asset Value		–32.25
MSCI US IMI/Telecommunication Services		–27.67

Vanguard Utilities Index Fund	VUIAX	–31.41%
Vanguard Utilities ETF	VPU
Market Price		–31.45
Net Asset Value		–31.39
MSCI US IMI/Utilities		–31.35

MSCI US IMI/2500		–42.37%

1  A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2  Vanguard ETF™ Shares are traded on the NYSE Arca exchange and are available only through brokers. The table shows the ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

Note: MSCI US IMI/2500 is the Morgan Stanley Capital International US Investable Market 2500 Index.

1

1

President’s Letter

Dear Shareholder,

The broad bear market retreat that began late in 2007 continued in the six months ended February 28, punctuated by intermittent and short-lived rallies. Good news was hard to find. Conditions in the credit markets deteriorated further at the start of the period, and global economies stalled, dimming companies’ growth prospects and sapping investors’ confidence.

All of the ten Vanguard U.S. Sector Index Funds posted steep losses, with wide-ranging returns that reflected the disparate nature of the business activities conducted in each sector. Five funds with relatively less exposure to the contracting economy were ahead of the broad market’s return of about –42%, and five fell behind.

The hallmark of a successful index fund is to closely track the performance of its target index. Your fund’s advisor—Vanguard Quantitative Equity Group—accomplished this, during a period of historically high equity volatility, in all sectors except energy and telecommunication services. As we have noted in previous letters, these two sectors are impacted by regulations that limited the percentage of fund assets that can be invested in any single stock, sometimes precluding the advisor from fully replicating the composition of the target index. When the performance of a dominant stock (such as ExxonMobil or AT&T) diverges notably from the returns of other stocks in a target index, it can be difficult for the corresponding (and less concentrated) sector fund to track the index’s return.

Stocks fell steeply and broadly amid credit woes and slow growth

Stocks began the fiscal half-year inauspiciously and continued to decline as tight credit maintained its grip on business and major economies slipped into recession. Neither landmark programs to bolster financial institutions nor the $787 billion economic stimulus package signed into law in February served to boost investor confidence, which was already badly shaken after the U.S. stock market suffered its second-worst calendar-year performance ever.

For the six months ended February 28, U.S. equities overall returned about –42%. International stocks returned about –45%; emerging markets, which had boomed in recent years, were hit especially hard. The declines across the globe were notable for their speed, breadth, and extraordinary magnitude. Volatility also increased dramatically, to levels not seen since the 1930s. For example, the period encompassed not only four of the worst but also two of the best U.S. trading days since 1928 (based on percentage losses and gains).

Market Barometer
	Total Returns
	Periods Ended February 28, 2009
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	–42.25%	–43.62%	–6.38%
Russell 2000 Index (Small-caps)	–46.91	–42.38	–6.68
Dow Jones Wilshire 5000 Index (Entire market)	–42.27	–43.15	–6.04
MSCI All Country World Index ex USA (International)	–45.36	–51.27	–1.65

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad taxable market)	1.88%	2.06%	4.00%
Barclays Capital Municipal Bond Index	0.05	5.18	3.13
Citigroup 3-Month Treasury Bill Index	0.42	1.31	3.07

CPI
Consumer Price Index	–3.15%	0.24%	2.65%

1 Annualized.

2

Investors sought refuge in low-yield, but liquid, Treasuries

In the wake of the September collapse of Lehman Brothers, a leading Wall Street investment bank, credit markets deteriorated globally—a painful reminder of how intertwined markets have become and of how important trust is to keep them functioning. Lacking confidence, investors continued to seek the relative safety and liquidity of U.S. Treasury securities, driving prices up and yields down—even briefly, driving the shortest-term yields into negative territory. This flight to quality led corporate bonds to experience two of their worst months ever in terms of real returns, in September and October.

After several aggressive actions by the Federal Reserve Board and the Treasury—including lowering the target for the federal funds rate to a range of 0% to 0.25%—signs of a thaw began to emerge. January and February, for example, were the most active months for the issuance of investment-grade corporate bonds since 1995. Against this backdrop, the broad taxable bond market returned almost 2% for the six-month period, while tax-exempt bonds were about flat.

No relief for stocks from financial and economic woes

Conventional wisdom holds that, during periods of economic stress, companies that meet everyday household needs are likely to be more resilient. This was evident in the five U.S. Sector Index Funds that performed better than the overall market: Consumer Staples, Health Care, Information Technology, Utilities, and Telecommunication Services. Even so, during the past six months, relative resiliency simply meant somewhat more modest losses.

The two strongest performers in the bear market were the Consumer Staples Index Fund (–26.71%) and the Health Care Index Fund (–29.66%). (Please note: In this discussion, returns refer to the Admiral Shares of the respective funds; ETF returns are detailed in the tables.) To be sure, companies in both sectors struggled. However, cost-conscious consumers favored discount retailing giants such as Wal-Mart Stores, while some health care service providers, biotechnology firms, and large pharmaceutical companies also held up relatively well.

Many technology companies suffered from weak retail and commercial demand, especially from major customers in the troubled financial services arena. Still, the Information Technology Index Fund (–40.23%) kept a step ahead of the market, thanks to the index’s sizable weightings in some of the companies that were more successful in riding out the storm.

The Utilities Index Fund (–31.41%) and the Telecommunication Services Index Fund (–32.25%) invest in two of the smallest sectors of the market. The companies in these sectors tend to be recession-resistant because they provide essentials such as electricity, natural gas, telephone service, and wireless communications. The telecom sector is dominated by AT&T and Verizon Communications; together, they represented more than three-quarters of the target index, on average, during the half-year, and a significant—but smaller—slice of the less-concentrated Telecommunication Services Index Fund.

In contrast, the funds that invest in financials, as well as commodity-oriented and more economically sensitive companies, lagged the broad market. Not surprisingly, the poorest performer was the Financials Index Fund (–58.71%). Despite unprecedented rescue programs, the beleaguered financial sector continued to grapple with troubled assets, tight credit, and bank failures. The Materials Index Fund (–52.79%) and the Energy Index Fund (–46.20%) declined in tandem with the dramatic turnaround in the prices of oil and other commodities, which had soared to record highs until midsummer 2008.

With holdings that are typically more susceptible to business cycles, the Industrials Index Fund (–51.99%) and the Consumer Discretionary Index Fund (–43.22%) also trailed the overall market. A wide range of companies representing the nuts and bolts of the U.S. economy—including airlines, construction and engineering firms, machinery manufacturers, and railroads—were hit hard by the economic slump. Also affected were the stocks of companies that compete for consumers’ recreational and leisure spending dollars, including hotels, cruise lines, movie and other entertainment enterprises, publishers, and specialty retailers.

Diversification and balance are still the way to go

For more than a year, global financial markets have been reeling from an unnerving confluence of events—including record-high and then steeply falling commodity prices, credit market gridlock, and the slide into recession of major economies. This was reflected in varying degrees in the six-month returns of the U.S. Sector Index Funds. Portfolios that were balanced and diversified across asset classes tended to suffer much less, and our experience suggests that these time-tested fundamentals—plus low costs—can help put investors in a better position to benefit from the eventual recovery in financial markets.

Vanguard’s U.S. Sector Index Funds can be valuable tools, helping investors to round out a balanced and diversified portfolio. Vanguard Quantitative Equity Group has developed and continually refined sophisticated indexing strategies, distinguishing itself as a global leader in index fund management. Across both bull and bear markets, indexing offers many advantages, including simplicity, diversification, tax efficiency, and low costs that help investors keep more of a fund’s return.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

March 13, 2009

3

Your Fund’s Performance at a Glance
August 31, 2008–February 28, 2009

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Consumer Discretionary Index Fund
Admiral Shares	$25.03	$13.88	$0.395	$0.000
ETF Shares	48.38	26.78	0.786	0.000
Consumer Staples Index Fund
Admiral Shares	$34.06	$24.46	$0.569	$0.000
ETF Shares	69.04	49.57	1.173	0.000
Energy Index Fund
Admiral Shares	$54.66	$28.91	$0.563	$0.000
ETF Shares	109.54	57.86	1.183	0.000
Financials Index Fund
Admiral Shares	$20.38	$8.21	$0.364	$0.000
ETF Shares	40.66	16.38	0.731	0.000
Health Care Index Fund
Admiral Shares	$28.68	$19.85	$0.364	$0.000
ETF Shares	57.36	39.68	0.754	0.000
Industrials Index Fund
Admiral Shares	$34.20	$16.00	$0.557	$0.000
ETF Shares	66.65	31.15	1.111	0.000
Information Technology Index Fund
Admiral Shares	$27.28	$16.16	$0.156	$0.000
ETF Shares	53.32	31.56	0.326	0.000
Materials Index Fund
Admiral Shares	$42.85	$19.55	$0.796	$0.000
ETF Shares	84.27	38.38	1.599	0.000
Telecommunication Services Index Fund
Admiral Shares	$31.58	$20.76	$0.673	$0.000
ETF Shares	62.05	40.74	1.373	0.000
Utilities Index Fund
Admiral Shares	$39.26	$26.41	$0.632	$0.000
ETF Shares	78.22	52.62	1.271	0.000

4

ETF Premium/Discount Record

The extent to which the funds’ ETF Shares have traded at a premium or a discount to net asset value (NAV) since inception. Market prices for ETF Shares, and for exchange-traded funds in general, can deviate from the NAV of the underlying securities.

			Market Price
			Above or Equal to		Market Price Below
			Net Asset Value		Net Asset Value
	Basis Point	Number	Percentage of	Number	Percentage of
	Differential[1]	of Days	Total Days	of Days	Total Days
February 29, 2004–February 28, 2009
Consumer Discretionary ETF	0–24.9	637	50.55%	565	44.84%
	25–49.9	35	2.78	9	0.71
	50–74.9	3	0.24	2	0.16
	75–100.0	2	0.16	0	0.00
	>100.0	2	0.16	5	0.40
	Total	679	53.89%	581	46.11%
February 29, 2004–February 28, 2009
Consumer Staples ETF	0–24.9	658	52.22%	570	45.24%
	25–49.9	18	1.43	8	0.63
	50–74.9	1	0.08	1	0.08
	75–100.0	0	0.00	2	0.16
	>100.0	2	0.16	0	0.00
	Total	679	53.89%	581	46.11%
September 23, 2004[2]–February 28, 2009
Energy ETF	0–24.9	558	49.95%	521	46.64%
	25–49.9	22	1.97	8	0.72
	50–74.9	2	0.18	2	0.18
	75–100.0	1	0.09	2	0.18
	>100.0	1	0.09	0	0.00
	Total	584	52.28%	533	47.72%
February 29, 2004–February 28, 2009
Financials ETF	0–24.9	679	53.88%	482	38.25%
	25–49.9	56	4.44	15	1.19
	50–74.9	5	0.40	4	0.32
	75–100.0	5	0.40	3	0.24
	> 100.0	5	0.40	6	0.48
	Total	750	59.52%	510	40.48%
February 29, 2004–February 28, 2009
Health Care ETF	0–24.9	724	57.46%	513	40.71%
	25–49.9	12	0.95	6	0.48
	50–74.9	1	0.08	1	0.08
	75–100.0	0	0.00	0	0.00
	>100.0	3	0.24	0	0.00
	Total	740	58.73%	520	41.27%
September 23, 2004[2]–February 28, 2009
Industrials ETF	0–24.9	549	49.15%	512	45.83%
	25–49.9	37	3.31	8	0.72
	50–74.9	2	0.18	0	0.00
	75–100.0	4	0.36	1	0.09
	>100.0	2	0.18	2	0.18
	Total	594	53.18%	523	46.82%

1 One basis point equals 1/100 of a percentage point. 2 Inception.

5

5

ETF Premium/Discount Record (continued)

			Market Price
			Above or Equal to		Market Price Below
			Net Asset Value		Net Asset Value
	Basis Point	Number	Percentage of	Number	Percentage of
	Differential[1]	of Days	Total Days	of Days	Total Days
February 29, 2004–February 28, 2009
Information Technology ETF	0–24.9	682	54.12%	517	41.02%
	25–49.9	20	1.59	16	1.27
	50–74.9	6	0.48	4	0.32
	75–100.0	0	0.00	2	0.16
	>100.0	6	0.48	7	0.56
	Total	714	56.67%	546	43.33%
February 29, 2004–February 28, 2009
Materials ETF	0–24.9	584	46.34%	648	51.43%
	25–49.9	6	0.48	9	0.71
	50–74.9	2	0.16	7	0.56
	75–100.0	0	0.00	1	0.08
	>100.0	3	0.24	0	0.00
	Total	595	47.22%	665	52.78%
September 23, 2004[2]–February 28, 2009
Telecommunication Services ETF	0–24.9	495	44.31%	534	47.80%
	25–49.9	43	3.85	17	1.52
	50–74.9	1	0.09	7	0.63
	75–100.0	4	0.36	3	0.27
	>100.0	6	0.54	7	0.63
	Total	549	49.15%	568	50.85%
February 29, 2004–February 28, 2009
Utilities ETF	0–24.9	614	48.72%	623	49.45%
	25–49.9	7	0.56	10	0.79
	50–74.9	0	0.00	0	0.00
	75–100.0	2	0.16	0	0.00
	>100.0	1	0.08	3	0.24
	Total	624	49.52%	636	50.48%

1 One basis point equals 1/100 of a percentage point.

2 Inception.

6

Consumer Discretionary Index Fund

Fund Profile

As of February 28, 2009

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	390	390	2,474
Median Market Cap	$9.7B	$9.7B	$21.7B
Price/Earnings Ratio	20.3x	20.2x	12.1x
Price/Book Ratio	1.4x	1.4x	1.5x
Yield[3]		2.1%	3.1%
Admiral Shares	2.1%
ETF Shares	2.1%
Return on Equity	18.0%	17.9%	21.0%
Earnings Growth Rate	13.2%	13.1%	17.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	4%	—	—
Expense Ratio[5]		—	—
Admiral Shares	0.28%
ETF Shares	0.25%
Short-Term Reserves	0.1%	—	—

Volatility Measures[6]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.84
Beta	1.00	1.10

Industry Diversification (% of equity exposure)

Advertising	1.5%
Apparel Retail	5.5
Apparel, Accessories & Luxury Goods	2.5
Auto Parts & Equipment	1.8
Automotive Retail	2.6
Broadcasting & Cable TV	1.0
Cable & Satellite	9.8
Casinos & Gaming	1.5
Computer & Electronics Retail	2.2
Department Stores	3.1
Education Services	3.6
Footwear	2.6
General Merchandise Stores	4.1
Home Improvement Retail	8.9
Homebuilding	1.7
Homefurnishing Retail	1.2
Hotels, Resorts & Cruise Lines	2.5
Housewares & Specialties	1.0
Internet Retail	4.3
Leisure Products	1.4
Movies & Entertainment	11.7
Publishing	1.9
Restaurants	14.0
Specialized Consumer Services	1.9
Specialty Stores	3.0
Other Consumer Discretionary	4.7

Ten Largest Holdings[7] (% of total net assets)

McDonald’s Corp.	8.1%
Home Depot, Inc.	5.0
Comcast Corp.	4.9
The Walt Disney Co.	4.1
Time Warner, Inc.	3.8
Lowe’s Cos., Inc.	3.2
Amazon.com, Inc.	3.1
Target Corp.	2.8
NIKE, Inc. Class B	2.2
News Corp.	1.8
Top Ten	39.0%

1  MSCI US IMI/Consumer Discretionary.

2  MSCI US IMI/2500.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.

4  Annualized.

5  The expense ratios shown are from the prospectuses dated December 29, 2008, and represent estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended February 28, 2009, the annualized expense ratios were 0.26% for the Admiral Shares and 0.23% for the ETF Shares.

6  For an explanation of R-squared, beta, and other terms used here, see the Glossary.

7  The holdings listed exclude any temporary cash investments and equity index products.

7

7

Consumer Discretionary Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): January 26, 2004–February 28, 2009

Average Annual Total Returns: Periods Ended December 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

			Since
	Inception Date	One Year	Inception
ETF Shares	1/26/2004
Market Price		–37.94%	–7.57%
Net Asset Value		–38.00	–7.58
Admiral Shares[2]	7/14/2005	–38.01	–13.04

1  Six months ended February 28, 2009.

2  Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year. Note: See Financial Highlights tables for dividend and capital gains information.

8

Consumer Discretionary Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)
Auto Components (2.0%)
	Johnson Controls, Inc.	47,164	537
	BorgWarner, Inc.	9,161	158
	Gentex Corp.	11,205	90
	Autoliv, Inc.	5,673	84
*	The Goodyear Tire &
	Rubber Co.	18,069	80
	WABCO Holdings Inc.	4,631	47
*	Exide Technologies	6,014	20
	Cooper Tire & Rubber Co.	4,272	19
*	Fuel Systems Solutions, Inc.	965	19
	Superior Industries
	International, Inc.	1,841	19
*	TRW Automotive
	Holdings Corp.	4,420	11
*	Drew Industries, Inc.	1,568	10
*	Raser Technologies, Inc.	2,589	9
*	Tenneco Automotive, Inc.	3,745	5
	ArvinMeritor, Inc.	5,582	3
	American Axle &
	Manufacturing Holdings, Inc.	3,663	3
*	Lear Corp.	5,249	3
*	Dana Holding Corp.	8,512	3
	Modine Manufacturing Co.	2,435	3
*	Visteon Corp.	10,441	1
			1,124
Automobiles (1.1%)
*	Ford Motor Co.	156,226	312
	Harley-Davidson, Inc.	18,554	187
	General Motors Corp.	38,693	87
	Thor Industries, Inc.	2,860	31
	Winnebago Industries, Inc.	2,221	9
			626
Distributors (0.9%)
	Genuine Parts Co.	12,762	359
*	LKQ Corp.	9,987	135
*	Core-Mark Holding Co., Inc.	744	13
			507
Diversified Consumer Services (5.5%)
*	Apollo Group, Inc. Class A	10,697	775
	H & R Block, Inc.	26,841	513
*	ITT Educational Services, Inc.	3,058	347

	DeVry, Inc.	5,070	263
	Strayer Education, Inc.	1,126	191
*	Career Education Corp.	7,063	174
*	Corinthian Colleges, Inc.	6,732	133
	Matthews International Corp.	2,439	85
	Hillenbrand Inc.	4,931	83
*	Brink’s Home
	Security Holdings, Inc.	3,533	74
	Service Corp. International	20,301	69
*	Coinstar, Inc.	2,241	59
*	Capella Education Co.	986	55
	Weight Watchers
	International, Inc.	2,793	50
*	American Public
	Education, Inc.	1,343	50
	Regis Corp.	3,263	41
	Sotheby’s	5,372	36
*	Steiner Leisure Ltd.	1,234	31
*	Pre-Paid Legal Services, Inc.	689	22
*	Universal Technical
	Institute Inc.	1,680	18
	Jackson Hewitt Tax
	Service Inc.	2,251	17
	Stewart Enterprises, Inc.
	Class A	6,498	15
*	K12 Inc.	776	13
*	Lincoln Educational Services	539	8
			3,122
Hotels, Restaurants & Leisure (18.3%)
	McDonald’s Corp.	88,468	4,622
	Yum! Brands, Inc.	36,968	972
	Carnival Corp.	34,688	678
*	Starbucks Corp.	58,206	533
	Tim Hortons, Inc.	14,438	341
	Marriott International, Inc.
	Class A	22,198	314
	Darden Restaurants Inc.	10,455	284
	International Game
	Technology	23,413	206
	Starwood Hotels &
	Resorts Worldwide, Inc.	14,723	171
	Burger King Holdings Inc.	7,472	161
	Wendy’s/Arby’s Group, Inc.	31,489	143
*	Penn National Gaming, Inc.	5,736	109
*	Wynn Resorts Ltd.	4,861	102
*	Panera Bread Co.	2,293	101
	Brinker International, Inc.	8,007	88
*	Jack in the Box Inc.	4,474	87
*	Bally Technologies Inc.	3,893	72
*	WMS Industries, Inc.	3,955	72
*	Chipotle Mexican Grill, Inc.
	Class B	1,394	70
	Choice Hotels
	International, Inc.	2,716	67
	Royal Caribbean Cruises, Ltd.	10,961	66
*	Chipotle Mexican Grill, Inc.	1,146	63
*	Scientific Games Corp.	5,501	58
*	Las Vegas Sands Corp.	24,604	56
	Wyndham Worldwide Corp.	14,019	52

Bob Evans Farms, Inc.		2,467	46
International Speedway Corp.		2,216	43
*	CEC Entertainment Inc.	1,783	42
*	Sonic Corp.	4,510	41
*	Buffalo Wild Wings Inc.	1,288	40
*	Vail Resorts Inc.	2,104	40
Cracker Barrel Old
Country Store Inc.		1,763	39
*	The Cheesecake Factory Inc.	4,835	39
*	Papa John’s International, Inc.	1,737	38
*	P.F. Chang’s China Bistro, Inc.	1,862	37
*	Pinnacle Entertainment, Inc.	4,829	36
*	Texas Roadhouse, Inc.	4,197	34
*,^	MGM Mirage, Inc.	7,606	27
	CKE Restaurants Inc.	3,737	26
*	Peet’s Coffee & Tea Inc.	1,065	23
*	Life Time Fitness, Inc.	2,666	23
*	Domino’s Pizza, Inc.	3,289	22
	Churchill Downs, Inc.	740	22
*	Gaylord Entertainment Co.	3,257	21
	Ameristar Casinos, Inc.	2,029	20
	Boyd Gaming Corp.	4,485	19
*	California Pizza Kitchen, Inc.	1,769	18
*	Red Robin Gourmet
	Burgers, Inc.	1,280	18
*	BJ’s Restaurants Inc.	1,366	17
	Orient-Express Hotel Ltd.	4,095	16
	Speedway Motorsports, Inc.	1,191	14
	The Marcus Corp.	1,705	14
*	Steak n Shake Co.	2,076	13
*	Interval Leisure Group, Inc.	3,088	12
*	Denny’s Corp.	7,563	12
*	Shuffle Master, Inc.	3,982	12
	Ambassadors Group, Inc.	1,299	10
	DineEquity, Inc.	1,272	9
*	AFC Enterprises, Inc.	1,961	8
*	Krispy Kreme Doughnuts, Inc.	4,446	6
*	Monarch Casino & Resort, Inc.	760	6
	Landry’s Restaurants, Inc.	953	5
*	Morgans Hotel Group	2,114	5
*	Ruby Tuesday, Inc.	4,054	5
*	Isle of Capri Casinos, Inc.	1,418	4
	O’Charley’s Inc.	1,771	4
	Dover Downs Gaming &
	Entertainment, Inc.	1,243	3
*	MTR Gaming Group Inc.	1,722	2
*	Town Sports International
	Holdings, Inc.	845	2
			10,381
Household Durables (4.6%)
	Fortune Brands, Inc.	11,822	281
	D. R. Horton, Inc.	22,476	190
*	Toll Brothers, Inc.	10,640	169
	Pulte Homes, Inc.	17,257	158
	Garmin Ltd.	8,992	154
	The Stanley Works	5,579	149
	Leggett & Platt, Inc.	12,678	145
	Whirlpool Corp.	5,871	131
	Newell Rubbermaid, Inc.	21,855	123

	Black & Decker Corp.	4,731	112
*	NVR, Inc.	322	107
	Snap-On Inc.	4,526	107
*	Mohawk Industries, Inc.	4,590	104
	MDC Holdings, Inc.	2,926	74

9

Consumer Discretionary Index Fund

			Market
			Value•
		Shares	($000)
	Tupperware Brands Corp.	4,904	70
	Lennar Corp. Class A	10,218	68
*	Jarden Corp.	6,078	62
	Centex Corp.	9,754	61
	KB Home	6,022	54
	Ryland Group, Inc.	3,346	47
	Harman International
	Industries, Inc.	4,338	46
	Tempur-Pedic
	International Inc.	5,585	34
*	Helen of Troy Ltd.	2,220	22
*	Meritage Corp.	2,219	22
	National Presto Industries, Inc.	348	21
	Ethan Allen Interiors, Inc.	2,174	21
*	Universal Electronics, Inc.	1,053	16
	American Greetings Corp.
	Class A	3,606	13
*	Blyth, Inc.	517	11
*	iRobot Corp.	1,315	10
*	Standard Pacific Corp.	9,895	9
	CSS Industries, Inc.	505	7
	M/I Homes, Inc.	960	6
	Furniture Brands
	International Inc.	3,749	5
	La-Z-Boy Inc.	4,201	4
*	Hovnanian Enterprises Inc.
	Class A	4,150	4
*	Sealy Corp.	3,520	3
	Brookfield Homes Corp.	794	2
*	Champion Enterprises, Inc.	6,121	2
*	Beazer Homes USA, Inc.	2,903	1
			2,625
Internet & Catalog Retail (4.5%)
*	Amazon.com, Inc.	27,202	1,762
*	Priceline.com, Inc.	3,058	260
*	Liberty Media Corp.–
	Interactive Series A	44,506	144
*	Netflix.com, Inc.	3,842	139
*	Expedia, Inc.	15,436	123
	NutriSystem, Inc.	2,181	28
*	PetMed Express, Inc.	1,823	25
*	Blue Nile Inc.	1,006	24
*	Ticketmaster
	Entertainment Inc.	3,080	15
*	HSN, Inc.	3,088	13
*	Stamps.com Inc.	1,212	10
*	Overstock.com, Inc.	1,211	10
*	Shutterfly, Inc.	1,193	10

*	Orbitz Worldwide, Inc.	2,819	7
*	Gaiam, Inc.	1,277	4
*	1-800-FLOWERS.COM, Inc.	2,185	3
			2,577
Leisure Equipment & Products (1.5%)
	Mattel, Inc.	28,428	337
	Hasbro, Inc.	10,009	229
	Eastman Kodak Co.	22,738	72
	Pool Corp.	3,768	50
	Polaris Industries, Inc.	2,552	47
	Callaway Golf Co.	4,843	33
*	JAKKS Pacific, Inc.	2,049	26
	Brunswick Corp.	6,966	21
*	Smith & Wesson
	Holding Corp.	3,185	12
*	RC2 Corp.	1,230	6
*	Leapfrog Enterprises, Inc.	2,778	4
	Marine Products Corp.	1,004	4
			841
Media (26.0%)
	The Walt Disney Co.	139,580	2,341
	Time Warner, Inc.	284,449	2,170
	Comcast Corp. Class A	124,213	1,622
	Comcast Corp. Special
	Class A	95,444	1,160
*	DIRECTV Group, Inc.	41,638	830
	News Corp., Class A	144,070	801
*	Liberty Media Corp.	39,153	678
*	Viacom Inc. Class B	42,225	650
	Omnicom Group Inc.	24,643	592
	The McGraw-Hill Cos., Inc.	25,046	494
*	Time Warner Cable, Inc.	14,229	259
	Cablevision Systems
	NY Group Class A	18,425	239
	News Corp., Class B	34,630	217
	CBS Corp.	46,590	199
*	DISH Network Corp.	16,688	188
	Washington Post Co.
	Class B	481	173
*	Discovery
	Communications Inc.
	Class A	10,568	164
*	Discovery
	Communications Inc.
	Class C	11,092	163
*	Liberty Global, Inc. Class A	11,778	145
*	Interpublic Group of
	Cos., Inc.	37,582	143
	Scripps Networks Interactive	6,999	139
*	Liberty Global, Inc. Series C	11,184	133
	John Wiley & Sons Class A	3,505	110
	Virgin Media Inc.	22,008	105
*	DreamWorks
	Animation SKG, Inc.	5,400	104
*	Marvel Entertainment, Inc.	4,017	104
	Interactive Data Corp.	2,965	67
	Regal Entertainment Group
	Class A	6,156	63
	Gannett Co., Inc.	18,009	58

*	Lions Gate
	Entertainment Corp.	9,236	47
	New York Times Co.
	Class A	10,685	44
*	Liberty Media Corp.–
	Capital Series A	8,560	44
*	Sirius XM Radio Inc.	264,935	42
*	Lamar Advertising Co.
	Class A	5,672	39
	Meredith Corp.	2,834	36
	National CineMedia Inc.	3,289	36
*	Morningstar, Inc.	1,278	36
	Scholastic Corp.	2,562	28
	Arbitron Inc.	2,041	26
*	Ascent Media Corp.	1,020	24
*	Live Nation, Inc.	5,730	20
	Cinemark Holdings Inc.	2,579	20
	Harte-Hanks, Inc.	3,256	18
	World Wrestling
	Entertainment, Inc.	1,771	17
*	Mediacom
	Communications Corp.	3,256	13
*	RCN Corp.	2,935	13
*	CTC Media, Inc.	3,653	13
*	CKX, Inc.	3,511	12
*	Dolan Media Co.	1,891	11
*	Clear Channel Outdoor
	Holdings, Inc. Class A	3,278	11
*	Cox Radio, Inc.	1,818	10
*	Knology, Inc.	2,363	9
	Belo Corp. Class A	7,171	6
	Fisher Communications, Inc.	575	6
*	Warner Music Group Corp.	3,081	5
*	Valassis Communications, Inc.	3,836	5
	Sinclair Broadcast Group, Inc.	4,060	5
*	Martha Stewart Living
	Omnimedia, Inc.	1,989	4
	Hearst-Argyle Television Inc.	2,071	4
	Journal Communications, Inc.	3,016	3
	E.W. Scripps Co. Class A	2,449	3
*	RHI Entertainment, Inc.	929	3
	Media General, Inc. Class A	1,630	3
	Entercom
	Communications Corp.	2,427	3
	The McClatchy Co. Class A	4,573	2
*	Entravision
	Communications Corp.	5,208	2
*	Crown Media Holdings, Inc.	1,099	2
*	Lin TV Corp.	2,221	1
	Lee Enterprises, Inc.	3,164	1
*	Charter
	Communications, Inc.	30,897	1
			14,739
Multiline Retail (7.2%)
	Target Corp.	56,705	1,604
*	Kohl’s Corp.	22,983	808
	Family Dollar Stores, Inc.	10,464	287
*	Dollar Tree, Inc.	7,106	276
	Macy’s Inc.	33,160	261

	J.C. Penney Co., Inc.
	(Holding Co.)	16,634	255
*,^	Sears Holdings Corp.	5,480	201
	Nordstrom, Inc.	12,750	172
*	Big Lots Inc.	6,441	100
*	99 Cents Only Stores	3,831	32
	Fred’s, Inc.	3,033	28
*	Saks Inc.	10,909	26
	Dillard’s Inc.	4,854	17
*	Retail Ventures, Inc.	2,195	4
			4,071
Specialty Retail (23.2%)
	Home Depot, Inc.	134,817	2,816
	Lowe’s Cos., Inc.	116,215	1,841
	Staples, Inc.	56,379	899
	Best Buy Co., Inc.	27,820	802
	TJX Cos., Inc.	33,073	737
*	AutoZone Inc.	3,217	458
*	Bed Bath & Beyond, Inc.	20,538	437
	The Gap, Inc.	39,963	431
	Sherwin-Williams Co.	7,869	362
*	O’Reilly Automotive, Inc.	10,144	338
*	GameStop Corp. Class A	12,350	332
	Ross Stores, Inc.	10,476	309
	Advance Auto Parts, Inc.	7,544	289
	PetSmart, Inc.	10,039	201
	Tiffany & Co.	9,932	189
	Limited Brands, Inc.	24,154	186
*	CarMax, Inc.	17,380	164
*	Urban Outfitters, Inc.	9,233	154
	Abercrombie & Fitch Co.	6,858	151
	American Eagle
	Outfitters, Inc.	14,612	143
*	Aeropostale, Inc.	5,280	122
*	AutoNation, Inc.	10,455	104
	Foot Locker, Inc.	12,220	102
*	Rent-A-Center, Inc.	5,266	92
*	Dick’s Sporting Goods, Inc.	6,747	83
	Aaron Rents, Inc.	3,378	81
*	Tractor Supply Co.	2,588	81
	RadioShack Corp.	9,822	72
	Guess ?, Inc.	4,479	72
*	Chico’s FAS, Inc.	13,881	63
	Williams-Sonoma, Inc.	7,055	62
*	The Gymboree Corp.	2,276	59
	Barnes & Noble, Inc.	3,023	54

Consumer Discretionary Index Fund

			Market
			Value•
		Shares	($000)
*	Collective Brands, Inc.	5,027	52
*	J. Crew Group, Inc.	3,965	45
	The Buckle, Inc.	1,817	43
	Men’s Wearhouse, Inc.	3,851	41
*	The Dress Barn, Inc.	3,859	38
*	The Children’s Place
	Retail Stores, Inc.	1,977	36
*	Jos. A. Bank Clothiers, Inc.	1,442	33
	Cato Corp. Class A	2,206	32
*	Hibbett Sports Inc.	2,260	32
*	Hot Topic, Inc.	3,487	31
	Monro Muffler Brake, Inc.	1,310	31
*	AnnTaylor Stores Corp.	4,411	29
*	Cabela’s Inc.	3,341	28
*	Sally Beauty Co. Inc.	6,556	25
	OfficeMax, Inc.	6,058	23
*	Jo-Ann Stores, Inc.	1,915	23
*	Office Depot, Inc.	21,631	23
	Stage Stores, Inc.	3,034	22
	Genesco, Inc.	1,491	21
	Group 1 Automotive, Inc.	1,832	20
	Penske Automotive Group Inc.	3,456	20
*	The Wet Seal, Inc. Class A	7,003	17
	Finish Line, Inc.	3,791	16
*	Citi Trends Inc.	1,136	14
	The Pep Boys
	(Manny, Moe & Jack)	4,036	13
*	hhgregg, Inc.	1,194	12
*	Zumiez Inc.	1,518	12
	Brown Shoe Co., Inc.	3,158	11
	Christopher & Banks Corp.	2,833	11
*	Conn’s, Inc.	879	11
	bebe stores, inc.	2,065	11
*	Ulta Salon, Cosmetics &
	Fragrance, Inc.	1,803	10
*	DSW Inc. Class A	1,105	10
	Big 5 Sporting Goods Corp.	1,735	9
*	Charlotte Russe Holding Inc.	1,681	9
*	Coldwater Creek Inc.	4,928	8
*	Pacific Sunwear of
	California, Inc.	5,845	8
	Systemax Inc.	856	8
*	Blockbuster Inc. Class A	7,866	8
*	Lumber Liquidators, Inc.	808	8
	Asbury Automotive
	Group, Inc.	2,492	7
*	Charming Shoppes, Inc.	8,888	6
	Talbots Inc.	2,074	5
*	New York & Co., Inc.	2,012	4
*	Blockbuster Inc. Class B	6,121	4
*	Build-A-Bear-Workshop, Inc.	1,080	4
*	Zale Corp.	2,822	4
	Sonic Automotive, Inc.	2,339	3
*	Borders Group, Inc.	4,831	3
*	Tween Brands, Inc.	1,988	2
*	Stein Mart, Inc.	1,889	2

*	Pier 1 Imports Inc.	6,882	1
			13,185
Textiles, Apparel & Luxury Goods (5.1%)
	NIKE, Inc. Class B	29,531	1,226
*	Coach, Inc.	26,564	371
	VF Corp.	6,990	363
	Polo Ralph Lauren Corp.	4,453	154
*	The Warnaco Group, Inc.	3,638	79
*	Carter’s, Inc.	4,436	72
	Phillips-Van Heusen Corp.	4,053	67
	Wolverine World Wide, Inc.	3,874	59
*	Hanesbrands Inc.	7,412	52
*	Fossil, Inc.	3,728	47
*	Timberland Co.	3,707	42
*	Deckers Outdoor Corp.	976	40
*	Iconix Brand Group Inc.	4,125	33
*	Under Armour, Inc.	2,314	33
	Columbia Sportswear Co.	1,103	30
	UniFirst Corp.	1,077	26
	K-Swiss, Inc.	2,110	21
	Liz Claiborne, Inc.	7,529	21
*	Steven Madden, Ltd.	1,224	20
	Jones Apparel Group, Inc.	6,557	18
*	True Religion Apparel, Inc.	1,707	17
*	Lululemon Athletica, Inc.	2,978	17
*	Skechers U.S.A., Inc.	2,635	17
	Weyco Group, Inc.	596	13
*	Quiksilver, Inc.	10,102	13
*	Volcom, Inc.	1,200	10
	Movado Group, Inc.	1,444	8
*	Crocs, Inc.	6,112	8
	Kenneth Cole
	Productions, Inc.	719	5
	Oxford Industries, Inc.	1,040	5
*	American Apparel, Inc.	2,553	4
*	Unifi, Inc.	3,934	2
			2,893
Total Common Stocks
(Cost $131,479)			56,691
Temporary Cash Investment (0.4%)
1,2	Vanguard Market
	Liquidity Fund, 0.663%
	(Cost $212)	211,693	212
Total Investments (100.3%)
(Cost $131,691)			56,903
Other Assets and Liabilities (–0.3%)
Other Assets			432
Liabilities[2]			(602)
			(170)
Net Assets (100%)			56,733

At February 28, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	141,763
Undistributed Net Investment Income	115
Accumulated Net Realized Losses	(10,357)
Unrealized Appreciation (Depreciation)	(74,788)
Net Assets	56,733

Admiral Shares—Net Assets
Applicable to 30,702 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	426
Net Asset Value Per Share—
Admiral Shares	$13.88

ETF Shares—Net Assets
Applicable to 2,102,208 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	56,307
Net Asset Value Per Share—
ETF Shares	$26.78

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. The total value of securities on loan is $119,000.

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2  Includes $128,000 of collateral received for securities on loan.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Consumer Discretionary Index Fund

Statement of Operations

Six Months Ended
February 28, 2009
($000)
Investment Income
Income
Dividends	1,202
Interest[1]	1
Security Lending	142
Total Income	1,345
Expenses
The Vanguard Group—Note B
Investment Advisory Services	23
Management and Administrative—
Admiral Shares	1
Management and Administrative—
ETF Shares	76
Marketing and Distribution—
Admiral Shares	—
Marketing and Distribution—
ETF Shares	26
Custodian Fees	10
Auditing Fees	1
Shareholders’ Reports—Admiral Shares	—
Shareholders’ Reports—ETF Shares	13
Total Expenses	150
Net Investment Income	1,195
Realized Net Gain (Loss) on
Investment Securities Sold	(58,336)
Change in Unrealized Appreciation
(Depreciation) of Investment Securities	(38,781)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(95,922)

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,195	1,962
Realized Net Gain (Loss)	(58,336)	2,340
Change in Unrealized Appreciation (Depreciation)	(38,781)	(33,599)
Net Increase (Decrease) in Net Assets Resulting from Operations	(95,922)	(29,297)
Distributions
Net Investment Income
Admiral Shares	(11)	(4)
ETF Shares	(2,360)	(1,197)
Realized Capital Gain
Admiral Shares	—	—
ETF Shares	—	—
Total Distributions	(2,371)	(1,201)
Capital Share Transactions
Admiral Shares	38	(123)
ETF Shares	(102,218)	172,810
Net Increase (Decrease) from Capital Share Transactions	(102,180)	172,687
Total Increase (Decrease)	(200,473)	142,189
Net Assets
Beginning of Period	257,206	115,017
End of Period[2]	56,733	257,206

1  Interest income from an affiliated company of the fund was $1,000.

2  Net Assets—End of Period includes undistributed net investment income of $115,000 and $1,291,000. See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Discretionary Index Fund

Financial Highlights

Admiral Shares

	Six Months				July 14,
	Ended				2005[1] to
For a Share Outstanding	February 28,	Year Ended August 31,			Aug. 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$25.03	$31.02	$27.03	$27.75	$28.29
Investment Operations
Net Investment Income	.174[2]	.285[2]	.217	.245[2]	.160[2]
Net Realized and Unrealized Gain (Loss)
on Investments	(10.929)	(6.075)	4.015	(.808)	(.700)
Total from Investment Operations	(10.755)	(5.790)	4.232	(.563)	(.540)
Distributions
Dividends from Net Investment Income	(.395)	(.200)	(.242)	(.157)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.395)	(.200)	(.242)	(.157)	—
Net Asset Value, End of Period	$13.88	$25.03	$31.02	$27.03	$27.75

Total Return[3]	–43.22%	–18.74%	15.64%	–2.03%	–1.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$0.4	$0.7	$1.0	$0.6	$0.1
Ratio of Total Expenses to
Average Net Assets	0.26%[4]	0.25%	0.27%	0.28%	0.28%[4]
Ratio of Net Investment Income to
Average Net Assets	1.79%[4]	1.11%	0.84%	0.89%	0.67%[4]
Portfolio Turnover Rate[5]	4%[4]	12%	8%	10%	13%

ETF Shares

	Six Months					Jan. 26,
	Ended					2004[1] to
For a Share Outstanding	February 28,	Year Ended August 31,				Aug. 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$48.38	$60.02	$52.28	$53.65	$46.99	$50.09
Investment Operations
Net Investment Income	.343[2]	.592[2]	.450	.494[2]	.350[2]	.200
Net Realized and Unrealized Gain (Loss)
on Investments	(21.157)	(11.772)	7.760	(1.556)	6.660	(3.300)
Total from Investment Operations	(20.814)	(11.180)	8.210	(1.062)	7.010	(3.100)
Distributions
Dividends from Net Investment Income	(.786)	(.460)	(.470)	(.308)	(.350)	—
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.786)	(.460)	(.470)	(.308)	(.350)	—
Net Asset Value, End of Period	$26.78	$48.38	$60.02	$52.28	$53.65	$46.99

Total Return	–43.24%	–18.70%	15.69%	–1.99%	14.91%	–6.19%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$56	$257	$114	$47	$32	$19
Ratio of Total Expenses to
Average Net Assets	0.23%[4]	0.20%	0.22%	0.25%	0.26%	0.28%[4]
Ratio of Net Investment Income to
Average Net Assets	1.82%[4]	1.16%	0.89%	0.92%	0.69%	0.68%[4]
Portfolio Turnover Rate[5]	4%[4]	12%	8%	10%	13%	11%

1 Inception.

2  Calculated based on average shares outstanding.

3  Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year.

4  Annualized.

5  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units. See accompanying Notes, which are an integral part of the Financial Statements.

13

Consumer Discretionary Index Fund

Notes to Financial Statements

Vanguard Consumer Discretionary Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Admiral Shares and ETF Shares. Admiral Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’ s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2005–2008) and for the period ended February 28, 2009, and has concluded that no provision for federal income tax is required in the fund’ s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2009, the fund had contributed capital of $24,000 to Vanguard (included in Other Assets), representing 0.04% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Consumer Discretionary Index Fund

During the six months ended February 28, 2009, the fund realized $54,302,000 of net capital losses resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such losses are not taxable losses to the fund, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2008, the fund had available realized losses of $6,213,000 to offset future net capital gains of $36,000 through August 31, 2013, $86,000 through August 31, 2014, $178,000 through August 31, 2015, $1,527,000 through August 31, 2016, and $4,386,000 through August 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At February 28, 2009, the cost of investment securities for tax purposes was $131,691,000. Net unrealized depreciation of investment securities for tax purposes was $74,788,000, consisting of unrealized gains of $105,000 on securities that had risen in value since their purchase and $74,893,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended February 28, 2009, the fund purchased $51,645,000 of investment securities and sold $155,045,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2009		August 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	100	6	414	16
Issued in Lieu of Cash Distributions	10	1	4	—
Redeemed[1]	(72)	(4)	(541)	(19)
Net Increase (Decrease)—Admiral Shares	38	3	(123)	(3)
ETF Shares
Issued	48,922	1,200	252,012	5,002
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(151,140)	(4,400)	(79,202)	(1,600)
Net Increase (Decrease)—ETF Shares	(102,218)	(3,200)	172,810	3,402

1  Net of redemption fees for fiscal 2009 and 2008 of $0 and $7,000, respectively (fund totals).

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2009, 100% of the fund’s investments were valued based on Level 1 inputs.

15

Consumer Staples Index Fund

Fund Profile

As of February 28, 2009

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	105	105	2,474
Median Market Cap	$33.5B	$70.6B	$21.7B
Price/Earnings Ratio	12.8x	12.7x	12.1x
Price/Book Ratio	2.3x	2.6x	1.5x
Yield[3]		3.5%	3.1%
Admiral Shares	3.2%
ETF Shares	3.2%
Return on Equity	23.0%	24.1%	21.0%
Earnings Growth Rate	9.5%	9.6%	17.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	27%	—	—
Expense Ratio[5]		—	—
Admiral Shares	0.28%
ETF Shares	0.25%
Short-Term Reserves	0.2%	—	—

Volatility Measures[6]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.74
Beta	1.00	0.62

Industry Diversification (% of equity exposure)

Agricultural Products	2.9%
Drug Retail	6.9
Food Distributors	2.0
Food Retail	4.3
Household Products	21.3
Hypermarkets & Supercenters	13.5
Packaged Foods & Meats	16.7
Personal Products	3.0
Soft Drinks	16.1
Tobacco	11.8
Other Consumer Staples	1.5

Ten Largest Holdings[7] (% of total net assets)

The Procter & Gamble Co.	13.8%
Wal-Mart Stores, Inc.	11.0
The Coca-Cola Co.	7.5
PepsiCo, Inc.	6.5
Philip Morris International Inc.	5.7
CVS Caremark Corp.	4.1
Kraft Foods Inc.	3.7
Altria Group, Inc.	3.6
Colgate-Palmolive Co.	3.4
Walgreen Co.	2.7
Top Ten	62.0%

1  MSCI US IMI/Consumer Staples.

2  MSCI US IMI/2500.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.

4  Annualized.

5  The expense ratios shown are from the prospectuses dated December 29, 2008, and represent estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended February 28, 2009, the annualized expense ratios were 0.27% for the Admiral Shares and 0.24% for the ETF Shares.

6  For an explanation of R-squared, beta, and other terms used here, see the Glossary.

7  The holdings listed exclude any temporary cash investments and equity index products.

Consumer Staples Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): January 26, 2004–February 28, 2009

Average Annual Total Returns: Periods Ended December 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

			Since
	Inception Date	One Year	Inception
ETF Shares	1/26/2004
Market Price		–16.76%	4.39%
Net Asset Value		–16.95	4.36
Admiral Shares[2]	1/30/2004	–17.00	4.43

1  Six months ended February 28, 2009.

2  Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year. Note: See Financial Highlights tables for dividend and capital gains information.

17

Consumer Staples Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)
Beverages (17.6%)
	The Coca-Cola Co.	924,954	37,784
	PepsiCo, Inc.	688,200	33,130
	Molson Coors Brewing Co.
	Class B	80,733	2,844
*	Dr. Pepper
	Snapple Group, Inc.	174,426	2,451
	Coca-Cola Enterprises, Inc.	205,921	2,364
	Brown-Forman Corp.
	Class B	47,628	2,047
*	Hansen Natural Corp.	56,608	1,884
	The Pepsi Bottling
	Group, Inc.	101,111	1,871
*	Constellation Brands, Inc.
	Class A	140,219	1,830
	PepsiAmericas, Inc.	61,618	1,023
	Coca-Cola Bottling Co.	16,858	738
*	Boston Beer Co., Inc.
	Class A	22,619	542
*	National Beverage Corp.	64,691	529
*	Central European
	Distribution Corp.	51,660	345
			89,382
Food & Staples Retailing (26.6%)
	Wal-Mart Stores, Inc.	1,129,499	55,616
	CVS Caremark Corp.	811,682	20,893
	Walgreen Co.	568,758	13,570
	Costco Wholesale Corp.	246,480	10,436
	Sysco Corp.	353,480	7,600
	The Kroger Co.	360,663	7,455
	Safeway, Inc.	259,885	4,808
	SUPERVALU Inc.	157,794	2,463
	Whole Foods Market, Inc.	128,644	1,563
*	BJ's Wholesale Club, Inc.	50,257	1,502
	Casey's General Stores, Inc.	50,883	1,013
	Ruddick Corp.	42,098	913
*	United Natural Foods, Inc.	51,565	767
	Nash-Finch Co.	20,612	718
	Weis Markets, Inc.	25,198	699
*	Winn-Dixie Stores, Inc.	70,938	686
	Village Super Market Inc.
	Class A	23,123	605

*	The Pantry, Inc.	38,562	596
Spartan Stores, Inc.		37,706	577
PriceSmart, Inc.		33,011	552
Ingles Markets, Inc.		38,739	526
*	Rite Aid Corp.	1,727,543	484
The Andersons, Inc.		37,161	459
*	The Great Atlantic &
Pacific Tea Co., Inc.		108,253	441
			134,942
Food Products (19.6%)
	Kraft Foods Inc.	824,195	18,775
	General Mills, Inc.	191,137	10,031
	Archer-Daniels-Midland Co.	334,381	8,915
	Kellogg Co.	157,864	6,144
	H.J. Heinz Co.	184,475	6,027
	ConAgra Foods, Inc.	284,348	4,288
	Campbell Soup Co.	138,124	3,698
	Bunge Ltd.	77,759	3,645
	Sara Lee Corp.	451,577	3,482
	The Hershey Co.	102,546	3,455
	J.M. Smucker Co.	76,760	2,849
	McCormick & Co., Inc.	82,102	2,574
*	Ralcorp Holdings, Inc.	40,407	2,449
*	Dean Foods Co.	115,060	2,353
	Tyson Foods, Inc.	228,297	1,925
	Hormel Foods Corp.	60,363	1,921
	Flowers Foods, Inc.	67,310	1,502
	Del Monte Foods Co.	185,481	1,326
	Corn Products
	International, Inc.	58,646	1,183
	Lancaster Colony Corp.	27,947	1,087
*	TreeHouse Foods Inc.	38,741	1,034
*, ^	Green Mountain
	Coffee Roasters, Inc.	26,509	990
	Lance, Inc.	42,421	925
*	Smithfield Foods, Inc.	115,681	908
	Sanderson Farms, Inc.	25,848	893
	J & J Snack Foods Corp.	27,859	879
	Diamond Foods, Inc.	37,178	797
	Tootsie Roll Industries, Inc.	34,895	747
*	Hain Celestial Group, Inc.	52,550	740
*	Smart Balance Inc.	121,675	713
*	Darling International, Inc.	145,086	628
	Cal-Maine Foods, Inc.	26,194	584
	Farmer Brothers, Inc.	31,430	540
	B&G Foods Inc.	141,147	536
	Alico, Inc.	15,912	413
*	Chiquita Brands
	International, Inc.	63,407	312
			99,268
Household Products (21.3%)
	The Procter & Gamble Co.	1,447,270	69,715
	Colgate-Palmolive Co.	287,391	17,295
	Kimberly-Clark Corp.	236,446	11,139
	The Clorox Co.	84,967	4,129
	Church & Dwight, Inc.	46,357	2,268
*	Energizer Holdings, Inc.	41,077	1,733
	WD-40 Co.	30,781	757
*	Central Garden & Pet Co.

	Class A	93,023	695
*	Central Garden and Pet Co.	45,190	332
			108,063
Personal Products (3.0%)
	Avon Products, Inc.	254,689	4,480
	The Estee Lauder Cos. Inc.
	Class A	75,127	1,702
	Alberto-Culver Co.	70,372	1,558
*	Chattem, Inc.	16,956	1,076
*	NBTY, Inc.	68,448	1,018
^	Mannatech, Inc.	258,484	902
	Nu Skin Enterprises, Inc.	88,846	835
	Herbalife Ltd.	54,028	737
*	Bare Escentuals, Inc.	152,748	483
*, ^	USANA Health
	Sciences, Inc.	23,143	464
*	American Oriental
	Bioengineering, Inc.	122,884	453
*	Prestige Brands
	Holdings Inc.	77,370	423
	Inter Parfums, Inc.	77,482	423
*	Elizabeth Arden, Inc.	60,878	337
*	Revlon, Inc.	88,805	276
			15,167
Tobacco (11.8%)
	Philip Morris
	International Inc.	865,608	28,972
	Altria Group, Inc.	1,174,501	18,134
	Lorillard, Inc.	104,351	6,098
	Reynolds American Inc.	109,695	3,684
*	Alliance One
	International, Inc.	266,226	921
	Universal Corp. (VA)	31,188	896
	Vector Group Ltd.	67,336	836
			59,541
Total Common Stocks
(Cost $672,858)			506,363
Temporary Cash Investment (0.4%)
1,2	Vanguard Market
	Liquidity Fund, 0.663%
	(Cost $2,201)	2,200,716	2,201
Total Investments (100.3%)
(Cost $675,059)			508,564
Other Assets and Liabilities (–0.3%)
Other Assets			1,882
Liabilities[2]			(3,590)
			(1,708)
Net Assets (100%)			506,856

Consumer Staples Index Fund

At February 28, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	682,424
Undistributed Net Investment Income	1,229
Accumulated Net Realized Losses	(10,302)
Unrealized Appreciation (Depreciation)	(166,495)
Net Assets	506,856

Admiral Shares—Net Assets
Applicable to 862,712 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	21,098
Net Asset Value Per Share—
Admiral Shares	$24.46

ETF Shares—Net Assets
Applicable to 9,800,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	485,758
Net Asset Value Per Share—
ETF Shares	$49.57

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,039,000.

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2  Includes $1,144,000 of collateral received for securities on loan.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Consumer Staples Index Fund

Statement of Operations

Six Months Ended
February 28, 2009
($000)
Investment Income
Income
Dividends	7,807
Interest[1]	10
Security Lending	120
Total Income	7,937
Expenses
The Vanguard Group—Note B
Investment Advisory Services	42
Management and Administrative—
Admiral Shares	22
Management and Administrative—
ETF Shares	477
Marketing and Distribution—
Admiral Shares	2
Marketing and Distribution—
ETF Shares	79
Custodian Fees	13
Auditing Fees	1
Shareholders’ Reports—Admiral Shares	—
Shareholders’ Reports—ETF Shares	24
Total Expenses	660
Net Investment Income	7,277
Realized Net Gain (Loss)
on Investment Securities Sold	6,462
Change in Unrealized Appreciation
(Depreciation) of Investment Securities	(177,479)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(163,740)

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	7,277	8,312
Realized Net Gain (Loss)	6,462	21,737
Change in Unrealized Appreciation (Depreciation)	(177,479)	(19,968)
Net Increase (Decrease) in Net Assets Resulting from Operations	(163,740)	10,081
Distributions
Net Investment Income
Admiral Shares	(425)	(184)
ETF Shares	(11,495)	(6,259)
Realized Capital Gain
Admiral Shares	—	—
ETF Shares	—	—
Total Distributions	(11,920)	(6,443)
Capital Share Transactions
Admiral Shares	9,423	9,079
ETF Shares	137,026	204,450
Net Increase (Decrease) from Capital Share Transactions	146,449	213,529
Total Increase (Decrease)	(29,211)	217,167
Net Assets
Beginning of Period	536,067	318,900
End of Period[2]	506,856	536,067

1  Interest income from an affiliated company of the fund was $10,000.

2  Net Assets—End of Period includes undistributed net investment income of $1,229,000 and $5,872,000. See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Staples Index Fund

Financial Highlights

Admiral Shares

	Six Months					Jan. 30,
	Ended					2004[1] to
For a Share Outstanding	February 28,	Year Ended August 31,				Aug. 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$34.06	$33.22	$30.56	$27.64	$25.82	$25.00
Investment Operations
Net Investment Income	.366[2]	.634[2]	.662	.547[2]	.427[2]	.240
Net Realized and Unrealized
Gain (Loss)on Investments	(9.397)	.766	2.460	2.716	1.952	.580
Total from Investment Operations	(9.031)	1.400	3.122	3.263	2.379	.820
Distributions
Dividends from Net Investment Income	(.569)	(.560)	(.462)	(.343)	(.440)	—
Distributions from Realized Capital Gains	—	—	—	—	(.119)	—
Total Distributions	(.569)	(.560)	(.462)	(.343)	(.559)	—
Net Asset Value, End of Period	$24.46	$34.06	$33.22	$30.56	$27.64	$25.82

Total Return[3]	–26.71%	4.15%	10.30%	11.92%	9.29%	3.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21	$18	$9	$6	$4	$1
Ratio of Total Expenses to
Average Net Assets	0.27%[4]	0.25%	0.26%	0.28%	0.28%	0.28%[4]
Ratio of Net Investment Income
to Average Net Assets	2.61%[4]	1.88%	2.16%	1.90%	1.69%	1.51%[4]
Portfolio Turnover Rate[5]	27%[4]	13%	12%	14%	7%	20%

ETF Shares

	Six Months					Jan. 26,
	Ended					2004[1] to
For a Share Outstanding	February 28,	Year Ended August 31,				Aug. 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$69.04	$67.35	$61.94	$56.03	$52.28	$50.84
Investment Operations
Net Investment Income	.769[2]	1.327[2]	1.370	1.090[2]	.950[2]	.470
Net Realized and Unrealized
Gain (Loss)on Investments	(19.066)	1.522	5.000	5.523	3.894	.970
Total from Investment Operations	(18.297)	2.849	6.370	6.613	4.844	1.440
Distributions
Dividends from Net Investment Income	(1.173)	(1.159)	(.960)	(.703)	(.853)	—
Distributions from Realized Capital Gains	—	—	—	—	(.241)	—
Total Distributions	(1.173)	(1.159)	(.960)	(.703)	(1.094)	—
Net Asset Value, End of Period	$49.57	$69.04	$67.35	$61.94	$56.03	$52.28

Total Return	–26.70%	4.18%	10.38%	11.91%	9.33%	2.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$486	$518	$310	$211	$73	$21
Ratio of Total Expenses to
Average Net Assets	0.24%[4]	0.20%	0.22%	0.25%	0.26%	0.28%[4]
Ratio of Net Investment Income
to Average Net Assets	2.64%[4]	1.93%	2.20%	1.93%	1.71%	1.51%[4]
Portfolio Turnover Rate[5]	27%[4]	13%	12%	14%	7%	20%

1 Inception.

2  Calculated based on average shares outstanding.

3  Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year.

4  Annualized.

5  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units. See accompanying Notes, which are an integral part of the Financial Statements.

21

Consumer Staples Index Fund

Notes to Financial Statements

Vanguard Consumer Staples Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Admiral Shares and ETF Shares. Admiral Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2005–2008) and for the period ended February 28, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2009, the fund had contributed capital of $150,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 0.06% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2009, the fund realized $10,223,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Consumer Staples Index Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2008, the fund had available realized losses of $6,539,000 to offset future net capital gains of $276,000 through August 31, 2014, $773,000 through August 31, 2015, $2,261,000 through August 31, 2016, and $3,229,000 through August 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At February 28, 2009, the cost of investment securities for tax purposes was $675,059,000. Net unrealized depreciation of investment securities for tax purposes was $166,495,000, consisting of unrealized gains of $1,306,000 on securities that had risen in value since their purchase and $167,801,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended February 28, 2009, the fund purchased $317,040,000 of investment securities and sold $175,467,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2009		August 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	13,030	454	12,663	371
Issued in Lieu of Cash Distributions	400	14	172	5
Redeemed[1]	(4,007)	(142)	(3,756)	(113)
Net Increase (Decrease)—Admiral Shares	9,423	326	9,079	263
ETF Shares
Issued	237,596	4,000	327,325	4,700
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(100,570)	(1,700)	(122,875)	(1,800)
Net Increase (Decrease)—ETF Shares	137,026	2,300	204,450	2,900
1 Net of redemption fees of $39,000 and $35,000, respectively (fund totals).

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2009, 100% of the fund’s investments were valued based on Level 1 inputs.

23

Energy Index Fund

Fund Profile

As of February 28, 2009

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	165	165	2,474
Median Market Cap	$42.6B	$57.6B	$21.7B
Price/Earnings Ratio	9.5x	8.7x	12.1x
Price/Book Ratio	1.2x	1.4x	1.5x
Yield[3]		2.4%	3.1%
Admiral Shares	2.0%
ETF Shares	2.1%
Return on Equity	28.0%	29.9%	21.0%
Earnings Growth Rate	35.3%	34.3%	17.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	34%	—	—
Expense Ratio[5]		—	—
Admiral Shares	0.28%
ETF Shares	0.25%
Short-Term Reserves	0.0%	—	—

Volatility Measures[6]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.47
Beta	1.04	1.01

Industry Diversification (% of equity exposure)

Coal & Consumable Fuels	2.6%
Integrated Oil & Gas	51.5
Oil & Gas Drilling	5.6
Oil & Gas Equipment & Services	15.0
Oil & Gas Exploration & Production	19.2
Oil & Gas Refining & Marketing	3.0
Oil & Gas Storage & Transportation	3.1

Ten Largest Holdings[7] (% of total net assets)

ExxonMobil Corp.	19.4%
Chevron Corp.	15.6
ConocoPhillips Co.	8.0
Schlumberger Ltd.	4.5
Occidental Petroleum Corp.	4.3
Apache Corp.	2.0
Transocean Ltd.	2.0
Devon Energy Corp.	1.9
XTO Energy, Inc.	1.8
Marathon Oil Corp.	1.7
Top Ten	61.2%

1  MSCI US IMI/Energy.

2  MSCI US IMI/2500.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.

4  Annualized.

5  The expense ratios shown are from the prospectuses dated December 29, 2008, and represent estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended February 28, 2009, the annualized expense ratios were 0.27% for the Admiral Shares and 0.24% for the ETF Shares.

6  For an explanation of R-squared, beta, and other terms used here, see the Glossary.

7  The holdings listed exclude any temporary cash investments and equity index products.

Energy Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 23, 2004–February 28, 2009

Average Annual Total Returns: Periods Ended December 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

			Since
	Inception Date	One Year	Inception
ETF Shares	9/23/2004
Market Price		–39.29%	9.02%
Net Asset Value		–39.31	9.03
Admiral Shares[2]	10/7/2004	–39.34	7.66

1  Six months ended February 28, 2009.

2  Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year.

Note: See Financial Highlights tables for dividend and capital gains information.

25

Energy Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Energy Equipment & Services (20.6%)
	Oil & Gas Drilling (5.6%)
*	Transocean Ltd.	197,086	11,780
	Noble Corp.	178,437	4,388
	Diamond Offshore
	Drilling, Inc.	47,656	2,985
	ENSCO International, Inc.	100,461	2,469
*	Pride International, Inc.	129,238	2,228
*	Nabors Industries, Inc.	202,649	1,968
	Helmerich & Payne, Inc.	82,200	1,945
	Rowan Cos., Inc.	98,335	1,191
	Patterson-UTI Energy, Inc.	135,391	1,163
*	Unit Corp.	45,276	968
*	Atwood Oceanics, Inc.	58,213	889
*	Bronco Drilling Co., Inc.	104,584	425
*	Pioneer Drilling Co.	105,564	405
*	Parker Drilling Co.	218,298	349
*	Hercules Offshore, Inc.	139,525	201

	Oil & Gas Equipment & Services (15.0%)
	Schlumberger Ltd.	711,459	27,078
	Halliburton Co.	548,897	8,953
*	National Oilwell Varco Inc.	266,703	7,129
	Baker Hughes Inc.	198,237	5,810
*	Weatherford
	International Ltd.	445,503	4,754
	Smith International, Inc.	148,950	3,199
*	Cameron International Corp.	152,180	2,934
*	FMC Technologies Inc.	94,359	2,500
	BJ Services Co.	216,238	2,091
*	Oceaneering
	International, Inc.	48,393	1,537
	Core Laboratories N.V.	19,931	1,503
*	Dresser Rand Group, Inc.	70,582	1,483
	Tidewater Inc.	41,336	1,460
*	IHS Inc. Class A	34,748	1,415
*	SEACOR Holdings Inc.	18,799	1,126
*	Exterran Holdings, Inc.	58,150	1,053

*	Superior Energy
Services, Inc.		79,714	1,051
*	Dril-Quip, Inc.	39,042	821
CARBO Ceramics Inc.		23,563	819
*	Bristow Group, Inc.	40,041	811
*	Oil States International, Inc.	54,054	720
*	NATCO Group Inc.	36,432	648
Lufkin Industries, Inc.		18,955	623
*	Tesco Corp.	80,356	616
*	Gulfmark Offshore, Inc.	28,772	601
*	Global Industries Ltd.	186,695	590
*	Hornbeck Offshore
Services, Inc.		44,718	586
*	Cal Dive International, Inc.	111,137	561
*	Willbros Group, Inc.	71,930	516
*	Newpark Resources, Inc.	172,697	513
*	T-3 Energy Services, Inc.	44,186	487
*	Matrix Service Co.	66,739	465
*	Key Energy Services, Inc.	172,869	462
*	PHI Inc. Non-Voting Shares	51,955	453
*	TETRA Technologies, Inc.	135,786	388
	RPC Inc.	66,365	387
*, ^	Trico Marine Services, Inc.	118,295	387
	Gulf Island Fabrication, Inc.	41,310	366
*	Helix Energy Solutions
	Group, Inc.	116,116	361
*	Dawson Geophysical Co.	28,586	349
*	Basic Energy Services Inc.	50,308	317
*	OYO Geospace Corp.	27,311	307
*	Superior Well Services, Inc.	52,645	303
*, ^	SulphCo, Inc.	382,027	290
*	Complete Production
	Services, Inc.	90,133	275
*	ION Geophysical Corp.	197,222	211
*	Allis-Chalmers Energy Inc.	93,682	183
			122,846
Oil, Gas & Consumable Fuels (79.4%)
	Coal & Consumable Fuels (2.6%)
	Peabody Energy Corp.	179,801	4,256
	CONSOL Energy, Inc.	123,216	3,358
	Arch Coal, Inc.	112,742	1,567
*	Alpha Natural
	Resources, Inc.	66,093	1,216
	Walter Industries, Inc.	60,902	1,106
	Massey Energy Co.	85,117	983
	Foundation Coal
	Holdings, Inc.	56,831	914
*	USEC Inc.	150,020	755
*	James River Coal Co.	50,126	551
*	International Coal
	Group, Inc.	246,713	402
*	Patriot Coal Corp.	108,450	396

	Integrated Oil & Gas (51.5%)
	ExxonMobil Corp.	1,709,838	116,098
	Chevron Corp.	1,532,791	93,056
	ConocoPhillips Co.	1,284,393	47,972
	Occidental Petroleum Corp.	491,532	25,496
	Marathon Oil Corp.	438,132	10,195

	Hess Corp.	183,518	10,036
	Murphy Oil Corp.	118,026	4,935

	Oil & Gas Exploration & Production (19.2%)
	Apache Corp.	205,012	12,114
	Devon Energy Corp.	256,867	11,217
	XTO Energy, Inc.	337,076	10,672
	Anadarko Petroleum Corp.	289,878	10,131
	EOG Resources, Inc.	153,530	7,683
*	Southwestern Energy Co.	219,968	6,328
	Chesapeake Energy Corp.	351,907	5,504
	Noble Energy, Inc.	112,057	5,103
	Range Resources Corp.	103,848	3,694
*	Ultra Petroleum Corp.	102,073	3,587
*	Petrohawk Energy Corp.	183,164	3,117
*	Denbury Resources, Inc.	188,896	2,433
*	Newfield Exploration Co.	102,011	1,972
*	Plains Exploration &
	Production Co.	87,476	1,674
	Cabot Oil & Gas Corp.	78,852	1,606
*	EXCO Resources, Inc.	156,422	1,425
	Pioneer Natural
	Resources Co.	94,363	1,377
	Cimarex Energy Co.	65,744	1,292
*	Comstock Resources, Inc.	36,955	1,125
*	Concho Resources, Inc.	55,264	1,103
*	Forest Oil Corp.	71,495	1,014
*	Encore Acquisition Co.	49,942	1,003
*	Whiting Petroleum Corp.	41,833	975
*	Mariner Energy Inc.	93,437	864
*	Continental Resources, Inc.	52,939	841
	St. Mary Land &
	Exploration Co.	59,725	811
*	Bill Barrett Corp.	41,740	807
*	Arena Resources, Inc.	37,469	803
*	Quicksilver Resources, Inc.	132,789	797
*	SandRidge Energy, Inc.	117,086	791
*	CNX Gas Corp.	32,378	706
*	Contango Oil & Gas Co.	18,553	676
*	Vaalco Energy, Inc.	107,052	610
*	Goodrich Petroleum Corp.	30,061	596
	Atlas America, Inc.	56,277	566
	Penn Virginia Corp.	40,567	562
*	Veneco Inc.	172,907	529
*	Carrizo Oil & Gas, Inc.	45,194	481
*	Rosetta Resources, Inc.	90,313	460
*, ^	GeoGlobal Resources Inc.	413,386	434
*	Oilsands Quest, Inc.	555,117	433
	W&T Offshore, Inc.	52,986	427
*	GMX Resources Inc.	24,388	421
*	BPZ Energy, Inc.	117,671	405
	Berry Petroleum Class A	60,273	401
	APCO Argentina Inc.	23,461	375
*	Approach Resources Inc.	55,612	374
*	Clayton Williams
	Energy, Inc.	14,858	372
*	Petroleum
	Development Corp.	28,895	350
*	PetroQuest Energy, Inc.	104,656	339

*	McMoRan Exploration Co.	69,558	319
*	TXCO Resources Inc.	207,405	317
*	Gulfport Energy Corp.	138,280	308
*	Harvest Natural
	Resources, Inc.	93,000	293
*	Swift Energy Co.	40,215	289
*	ATP Oil & Gas Corp.	76,719	268
*	Parallel Petroleum Corp.	204,347	247
*, ^	Delta Petroleum Corp.	109,302	225
*	Brigham Exploration Co.	145,002	193
*	Stone Energy Corp.	47,477	188

Energy Index Fund

			Market
			Value•
		Shares	($000)
*	Rex Energy Corp.	102,067	150
*	Warren Resources Inc.	177,146	115
*	Energy Partners, Ltd.	165,917	45

	Oil & Gas Refining & Marketing (3.0%)
	Valero Energy Corp.	329,165	6,379
	Sunoco, Inc.	81,834	2,737
	Tesoro Corp.	113,685	1,678
	Frontier Oil Corp.	100,845	1,377
	Holly Corp.	47,573	1,109
	World Fuel Services Corp.	30,205	876
	Western Refining, Inc.	66,765	758
*	CVR Energy, Inc.	128,581	607
	Delek US Holdings, Inc.	88,088	599
	Alon USA Energy, Inc.	50,920	558
*	Rentech, Inc.	825,407	503
*	Clean Energy Fuels Corp.	83,221	473
*	Aventine Renewable
	Energy Holdings, Inc.	870,861	192

	Oil & Gas Storage & Transportation (3.1%)
	Spectra Energy Corp.	393,680	5,118
	Williams Cos., Inc.	372,515	4,209
	El Paso Corp.	483,003	3,260
*	Kinder Morgan
	Management, LLC	53,241	2,221
	Southern Union Co.	104,540	1,402
	Overseas Shipholding
	Group Inc.	27,984	720
*	Enbridge Energy
	Management LLC	25,885	709
*	General Maritime Corp.	75,415	694
	Crosstex Energy, Inc.	166,561	373
			474,181
Total Common Stocks
(Cost $874,003)			597,027
Temporary Cash Investment (0.1%)
1,2	Vanguard Market
	Liquidity Fund, 0.663%
	(Cost $569)	568,802	569
Total Investments (100.1%)
(Cost $874,572)			597,596
Other Assets and Liabilities (–0.1%)
Other Assets			7,694
Liabilities[2]			(8,132)
			(438)
Net Assets (100%)			597,158

At February 28, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	915,970
Undistributed Net Investment Income	2,211
Accumulated Net Realized Losses	(44,047)
Unrealized Appreciation (Depreciation)	(276,976)
Net Assets	597,158

Admiral Shares—Net Assets
Applicable to 2,597,098 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	75,088
Net Asset Value Per Share—
Admiral Shares	$28.91

ETF Shares—Net Assets
Applicable to 9,022,459 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	522,070
Net Asset Value Per Share—
ETF Shares	$57.86

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. The total value of securities on loan is $422,000.

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2  Includes $569,000 of collateral received for securities on loan.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Energy Index Fund

Statement of Operations

Six Months Ended
February 28, 2009
($000)
Investment Income
Income
Dividends	6,570
Interest[1]	4
Security Lending	55
Total Income	6,629
Expenses
The Vanguard Group—Note B
Investment Advisory Services	52
Management and Administrative—
Admiral Shares	94
Management and Administrative—
ETF Shares	484
Marketing and Distribution—
Admiral Shares	16
Marketing and Distribution—
ETF Shares	111
Custodian Fees	7
Auditing Fees	1
Shareholders’ Reports—Admiral Shares	1
Shareholders’ Reports—ETF Shares	39
Total Expenses	805
Net Investment Income	5,824
Realized Net Gain (Loss)
on Investment Securities Sold	(4,977)
Change in Unrealized Appreciation
(Depreciation) of Investment Securities	(457,289)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(456,442)

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,824	9,456
Realized Net Gain (Loss)	(4,977)	52,425
Change in Unrealized Appreciation (Depreciation)	(457,289)	11,906
Net Increase (Decrease) in Net Assets Resulting from Operations	(456,442)	73,787
Distributions
Net Investment Income
Admiral Shares	(1,381)	(1,147)
ETF Shares	(9,252)	(6,303)
Realized Capital Gain
Admiral Shares	—	—
ETF Shares	—	—
Total Distributions	(10,633)	(7,450)
Capital Share Transactions
Admiral Shares	(5,494)	24,896
ETF Shares	76,610	130,701
Net Increase (Decrease) from Capital Share Transactions	71,116	155,597
Total Increase (Decrease)	(395,959)	221,934
Net Assets
Beginning of Period	993,117	771,183
End of Period[2]	597,158	993,117

1  Interest income from an affiliated company of the fund was $4,000.

2  Net Assets—End of Period includes undistributed net investment income of $2,211,000 and $7,020,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Energy Index Fund

Financial Highlights

Admiral Shares

	Six Months				Oct. 7,
	Ended				2004[1] to
For a Share Outstanding	February 28,	Year Ended August 31,			Aug. 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$54.66	$50.36	$40.36	$36.29	$25.98
Investment Operations
Net Investment Income	.299	.504	.501[2]	.460[2]	.588[2,3]
Net Realized and Unrealized Gain (Loss)
on Investments	(25.486)	4.246	9.944	3.960	9.833
Total from Investment Operations	(25.187)	4.750	10.445	4.420	10.421
Distributions
Dividends from Net Investment Income	(.563)	(.450)	(.445)	(.350)	(.111)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.563)	(.450)	(.445)	(.350)	(.111)
Net Asset Value, End of Period	$28.91	$54.66	$50.36	$40.36	$36.29

Total Return[4]	–46.20%	9.42%	26.03%	12.27%	40.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$75	$148	$115	$83	$60
Ratio of Total Expenses to
Average Net Assets	0.27%[5]	0.25%	0.26%	0.28%	0.28%[5]
Ratio of Net Investment Income to
Average Net Assets	1.72%[5]	0.99%	1.16%	1.20%	1.95%[3,5]
Portfolio Turnover Rate[6]	34%[5]	11%	15%	21%	16%

ETF Shares

	Six Months				Sept. 23,
	Ended				2004[1] to
For a Share Outstanding	February 28,	Year Ended August 31,			Aug. 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$109.54	$100.92	$80.90	$72.72	$49.24
Investment Operations
Net Investment Income	.618	1.059	1.080[2]	.966[2]	1.169[2,7]
Net Realized and Unrealized Gain (Loss)
on Investments	(51.115)	8.501	19.869	7.915	22.527
Total from Investment Operations	(50.497)	9.560	20.949	8.881	23.696
Distributions
Dividends from Net Investment Income	(1.183)	(.940)	(.929)	(.701)	(.216)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.183)	(.940)	(.929)	(.701)	(.216)
Net Asset Value, End of Period	$57.86	$109.54	$100.92	$80.90	$72.72

Total Return	–46.19%	9.47%	26.09%	12.31%	48.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$522	$845	$656	$340	$182
Ratio of Total Expenses to
Average Net Assets	0.24%[5]	0.20%	0.22%	0.25%	0.26%[5]
Ratio of Net Investment Income to
Average Net Assets	1.75%[5]	1.04%	1.20%	1.23%	1.97%[7,5]
Portfolio Turnover Rate[6]	34%[5]	11%	15%	21%	16%

1 Inception.

2  Calculated based on average shares outstanding.

3  Net investment income per share and the ratio of net investment income to average net assets include $.163 and 0.52%, respectively, resulting from a cash payment received in connection with the merger of Chevron Corp. and Unocal Corp. in August 2005.

4  Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year.

5  Annualized.

6  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

7  Net investment income per share and the ratio of net investment income to average net assets include $.324 and 0.52%, respectively, resulting from a cash payment received in connection with the merger of Chevron Corp. and Unocal Corp. in August 2005.

See accompanying Notes, which are an integral part of the Financial Statements.

29

Energy Index Fund

Notes to Financial Statements

Vanguard Energy Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Admiral Shares and ETF Shares. Admiral Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2005–2008) and for the period ended February 28, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2009, the fund had contributed capital of $176,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 0.07% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Energy Index Fund

During the six months ended February 28, 2009, the fund realized $25,955,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2008, the fund had available realized losses of $12,978,000 to offset future net capital gains of $5,000 through August 31, 2013, $789,000 through August 31, 2014, $461,000 through August 31, 2015, $1,694,000 through August 31, 2016, and $10,029,000 through August 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At February 28, 2009, the cost of investment securities for tax purposes was $874,572,000. Net unrealized depreciation of investment securities for tax purposes was $276,976,000, consisting of unrealized gains of $1,787,000 on securities that had risen in value since their purchase and $278,763,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended February 28, 2009, the fund purchased $283,547,000 of investment securities and sold $209,884,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2009		August 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	21,411	609	58,522	1,041
Issued in Lieu of Cash Distributions	1,181	36	1,022	18
Redeemed[1]	(28,086)	(757)	(34,648)	(630)
Net Increase (Decrease)—Admiral Shares	(5,494)	(112)	24,896	429
ETF Shares
Issued	163,268	2,308	261,143	2,311
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(86,658)	(1,000)	(130,442)	(1,100)
Net Increase (Decrease)—ETF Shares	76,610	1,308	130,701	1,211

1 Net of redemption fees for fiscal 2009 and 2008 of $187,000 and $241,000, respectively (fund totals).

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2009, 100% of the fund’s investments were valued based on Level 1 inputs.

31

Financials Index Fund

Fund Profile

As of February 28, 2009

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	508	508	2,474
Median Market Cap	$9.3B	$9.3B	$21.7B
Price/Earnings Ratio	14.6x	14.6x	12.1x
Price/Book Ratio	0.8x	0.8x	1.5x
Yield[3]		4.9%	3.1%
Admiral Shares	4.6%
ETF Shares	4.7%
Return on Equity	14.4%	14.4%	21.0%
Earnings Growth Rate	4.9%	4.9%	17.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	14%	—	—
Expense Ratio[5]		—	—
Admiral Shares	0.28%
ETF Shares	0.25%
Short-Term Reserves	0.0%	—	—

Volatility Measures[6]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.71
Beta	1.00	1.29

Industry Diversification (% of equity exposure)

Asset Management & Custody Banks	9.2%
Consumer Finance	2.7
Diversified Banks	8.4
Diversified REITs	1.0
Insurance Brokers	2.9
Investment Banking & Brokerage	9.0
Life & Health Insurance	4.6
Mortgage REITs	1.4
Multiline Insurance	1.9
Office REITs	1.9
Other Diversified Financial Services	13.2
Property & Casualty Insurance	14.9
Regional Banks	10.2
Reinsurance	2.5
Residential REITs	1.9
Retail REITs	2.7
Specialized Finance	3.1
Specialized REITs	4.2
Thrifts & Mortgage Finance	3.0
Other Financials	1.3

Ten Largest Holdings[7] (% of total net assets)

JPMorgan Chase & Co.	9.5%
Wells Fargo & Co.	5.3
The Goldman Sachs Group, Inc.	4.0
Berkshire Hathaway Inc. Class B	3.1
Bank of New York Mellon Corp.	2.8
Bank of America Corp.	2.8
U.S. Bancorp	2.8
The Travelers Cos., Inc.	2.4
Morgan Stanley	2.1
MetLife, Inc.	1.6
Top Ten	36.4%

1  MSCI US IMI/Financials.

2  MSCI US IMI/2500.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.

4  Annualized.

5  The expense ratios shown are from the prospectuses dated December 29, 2008, and represent estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended February 28, 2009, the annualized expense ratios were 0.26% for the Admiral Shares and 0.23% for the ETF Shares.

6  For an explanation of R-squared, beta, and other terms used here, see the Glossary.

7  The holdings listed exclude any temporary cash investments and equity index products.

Financials Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): January 26, 2004–February 28, 2009

Average Annual Total Returns: Periods Ended December 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

			Since
	Inception Date	One Year	Inception
ETF Shares	1/26/2004
Market Price		–48.88%	–10.49%
Net Asset Value		–49.09	–10.53
Admiral Shares[2]	2/4/2004	–49.12	–10.30

1 Six months ended February 28, 2009.

2 Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year. Note:

See Financial Highlights tables for dividend and capital gains information.

33

Financials Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Capital Markets (18.2%)
	The Goldman
	Sachs Group, Inc.	123,267	11,227
	Bank of New York
	Mellon Corp.	355,517	7,882
	Morgan Stanley	295,751	5,779
	Charles Schwab Corp.	304,140	3,866
	Northern Trust Corp.	62,193	3,455
	State Street Corp.	133,725	3,379
	Franklin Resources Corp.	50,433	2,310
	T. Rowe Price Group Inc.	76,016	1,729
	Invesco, Ltd.	119,145	1,362
	Ameriprise Financial, Inc.	67,376	1,074
*	TD Ameritrade
	Holding Corp.	73,551	873
	Eaton Vance Corp.	34,009	588
	Legg Mason Inc.	43,417	557
	Federated Investors, Inc.	28,204	532
	SEI Investments Co.	41,557	492
*	Knight Capital Group, Inc.
	Class A	26,687	469
*	Affiliated Managers
	Group, Inc.	12,693	457
	Raymond James
	Financial, Inc.	29,719	415
	Waddell & Reed
	Financial, Inc.	25,284	357
	Greenhill & Co., Inc.	5,437	351
	Jefferies Group, Inc.	35,255	349
*	Investment Technology
	Group, Inc.	13,568	264
*	Stifel Financial Corp.	6,664	220
	Janus Capital Group Inc.	49,549	218
	Apollo Investment Corp.	43,790	181
*	MF Global Ltd.	32,035	139
*	thinkorswim Group, Inc.	17,386	137
*	E*TRADE Financial Corp.	165,862	133
*	KBW Inc.	9,247	131
*	Piper Jaffray Cos., Inc.	5,920	130
	optionsXpress Holdings Inc.	12,997	128
	SWS Group, Inc.	8,136	110

Ares Capital Corp.	30,291	109
* Riskmetrics Group Inc.	9,332	103
* LaBranche & Co. Inc.	17,525	101
American Capital Ltd.	64,048	86
Prospect Energy Corp.	9,094	74
BlackRock Kelso
Capital Corp.	16,808	63
Allied Capital Corp.	55,596	59
Westwood Holdings
Group, Inc.	1,639	58
Capital Southwest Corp.	869	57
MVC Capital, Inc.	7,052	56
* TradeStation Group, Inc.	9,563	51
GFI Group Inc.	22,173	50
Gamco Investors Inc.
Class A	1,670	48
Hercules Technology
Growth Capital, Inc.	10,225	44
Cohen & Steers, Inc.	4,658	42
NGP Capital Resources Co.	6,759	41
BGC Partners, Inc.	13,375	23
Calamos Asset
Management, Inc.	6,330	22
* Penson Worldwide, Inc.	4,322	21
* FBR Capital Markets Corp.	8,542	18
* FCStone Group, Inc.	7,979	13
* Thomas Weisel Partners
Group, Inc.	2,645	8
		50,441
Commercial Banks (18.5%)
Wells Fargo & Co.	1,223,096	14,800
U.S. Bancorp	543,246	7,774
PNC Financial
Services Group	132,491	3,622
BB&T Corp.	170,876	2,756
SunTrust Banks, Inc.	104,290	1,255
KeyCorp	153,480	1,076
M & T Bank Corp.	22,222	813
Regions Financial Corp.	215,489	737
Cullen/Frost Bankers, Inc.	16,505	710
Comerica, Inc.	46,724	701
Commerce Bancshares, Inc.	19,946	693
First Horizon National Corp.	63,762	585
Associated Banc-Corp.	37,556	543
Bank of Hawaii Corp.	14,832	475
Valley National Bancorp	39,735	454
TCF Financial Corp.	36,592	449
BancorpSouth, Inc.	22,988	428
City National Corp.	12,626	405
FirstMerit Corp.	25,102	369
Westamerica Bancorporation	9,001	359
Fifth Third Bancorp	161,107	340
UMB Financial Corp.	8,880	337
Fulton Financial Corp.	54,103	337
Marshall & Ilsley Corp.	72,350	331
Prosperity Bancshares, Inc.	12,863	328
Zions Bancorp	33,555	314
Synovus Financial Corp.	86,998	303
Glacier Bancorp, Inc.	18,589	286

*	Signature Bank	10,818	271
	Trustmark Corp.	15,074	268
	Old National Bancorp	20,539	240
	Susquehanna
	Bancshares, Inc.	26,665	234
	BOK Financial Corp.	7,303	220
	Whitney Holdings Corp.	19,786	219
	First Financial
	Bankshares, Inc.	4,818	207
	Hancock Holding Co.	7,280	207
	IBERIABANK Corp.	4,585	198
	United Bankshares, Inc.	12,729	196
	First Commonwealth
	Financial Corp.	23,210	190
	Wilmington Trust Corp.	20,818	187
	NBT Bancorp, Inc.	9,462	186
	Popular, Inc.	82,612	186
	Community Bank
	System, Inc.	10,034	172
	F.N.B. Corp.	27,107	170
	International
	Bancshares Corp.	16,985	170
	Park National Corp.	3,498	169
	S & T Bancorp, Inc.	7,276	165
*	SVB Financial Group	10,053	164
	National Penn
	Bancshares Inc.	22,131	164
	Umpqua Holdings Corp.	18,600	158
	Huntington Bancshares Inc.	107,637	157
	First Citizens BancShares
	Class A	1,399	150
	East West Bancorp, Inc.	19,646	140
	CVB Financial Corp.	19,288	135
	MB Financial, Inc.	10,329	134
	City Holding Co.	5,037	132
	Chemical Financial Corp.	6,649	127
	Cathay General Bancorp	13,011	127
	Sterling Bancshares, Inc.	22,867	125
	WesBanco, Inc.	6,980	124
	PrivateBancorp, Inc.	9,401	117
	First Midwest Bancorp, Inc.	14,981	113
	CapitalSource Inc. REIT	59,846	112
	PacWest Bancorp	8,123	111
*	Investors Bancorp, Inc.	15,352	110
	Community Trust
	Bancorp Inc.	4,154	108
	First BanCorp Puerto Rico	24,251	101
	First Financial Corp. (IN)	3,045	99
	Pacific Capital Bancorp	13,513	98
*	Pinnacle Financial
	Partners, Inc.	4,743	94
	Wintrust Financial Corp.	7,303	91
	Simmons First National Corp.	3,518	90
*	Texas Capital Bancshares, Inc.	9,173	89
	StellarOne Corp.	7,060	88
	TowneBank	6,348	85
	S.Y. Bancorp, Inc.	3,576	84
	Harleysville National Corp.	12,524	84
	Tompkins Trustco, Inc.	2,082	83

Bank of the Ozarks, Inc.	3,899	81
Suffolk Bancorp	2,973	77
First Financial Bancorp	9,835	76
First Source Corp.	4,163	74
Arrow Financial Corp.	3,135	74
Home Bancshares Inc.	3,997	73
SCBT Financial Corp.	3,565	71
Independent Bank Corp. (MA)	4,739	70

Financials Index Fund

			Market
			Value•
		Shares	($000)
	Renasant Corp.	6,259	67
	Univest Corp. of Pennsylvania	3,346	67
	BancFirst Corp.	1,873	65
	Boston Private Financial
	Holdings, Inc.	18,673	65
	First Merchants Corp.	6,377	64
	Washington Trust
	Bancorp, Inc.	4,497	64
	Northfield Bancorp, Inc.	6,379	64
	Webster Financial Corp.	16,258	63
	Provident Bankshares Corp.	10,305	61
	Southside Bancshares, Inc.	3,509	61
	Lakeland Financial Corp.	3,397	59
	First Busey Corp.	8,270	58
	UCBH Holdings, Inc.	34,644	55
	TriCo Bancshares	4,138	55
	Sandy Spring Bancorp, Inc.	5,032	54
	Republic Bancorp, Inc.
	Class A	2,794	52
	Union Bankshares Corp.	4,010	50
	Sterling Bancorp	5,353	47
	Columbia Banking
	System, Inc.	5,664	44
	Southwest Bancorp, Inc.	4,328	42
	United Community
	Banks, Inc.	11,758	41
	Heartland Financial USA, Inc.	3,591	41
	Capital City Bank Group, Inc.	3,270	40
	Central Pacific Financial Co.	8,969	36
*	Western Alliance Bancorp	6,961	35
	First Community
	Bancshares, Inc.	2,908	34
	Great Southern Bancorp, Inc.	2,653	31
	Mainsource Financial
	Group, Inc.	5,254	29
	The South Financial
	Group, Inc.	22,825	29
	Greene County Bancshares	3,910	28
	CoBiz Inc.	5,768	27
	Colonial BancGroup, Inc.	59,635	27
	Wilshire Bancorp Inc.	5,441	26
*	Guaranty Bancorp	16,552	26
*	Citizens Banking Corp.	33,232	25
*	Virginia Commerce
	Bancorp, Inc.	6,234	25
	Old Second Bancorp, Inc.	3,816	23
	Sterling Financial Corp.	15,874	22
^	Frontier Financial Corp.	13,408	21
	Capitol Bancorp Ltd.	4,442	19
	Nara Bancorp, Inc.	7,136	19
	Seacoast Banking Corp.
	of Florida	4,413	17
	Hanmi Financial Corp.	11,957	14
	Oriental Financial Group Inc.	6,940	12
	Banner Corp.	3,406	10
	Independent Bank Corp. (MI)	6,354	8

	Amcore Financial, Inc.	6,588	7
	Taylor Capital Group, Inc.	1,804	7
	City Bank Lynnwood (WA)	4,186	7
	Cascade Bancorp	6,926	6
	First State Bancorporation	6,151	6
	West Coast Bancorp	4,616	6
	Integra Bank Corp.	5,951	6
			51,492
Consumer Finance (2.7%)
	American Express Co.	323,135	3,897
	Capital One Financial Corp.	121,335	1,462
	Discover Financial Services	133,893	767
*	SLM Corp.	145,095	667
*	AmeriCredit Corp.	36,232	140
	Cash America
	International Inc.	8,984	129
*	First Cash Financial
	Services, Inc.	8,122	111
*	EZCORP, Inc.	10,737	110
*	World Acceptance Corp.	4,521	66
*	Credit Acceptance Corp.	3,265	62
	Student Loan Corp.	1,267	48
*	Dollar Financial Corp.	7,595	46
	Nelnet, Inc.	8,951	46
*	The First Marblehead Corp.	19,887	19
	Advance America,
	Cash Advance Centers, Inc.	13,291	14
*	CompuCredit Corp.	4,386	9
*	Cardtronics Inc.	4,162	6
	Advanta Corp. Class B	9,949	5
	Advanta Corp. Class A	2,519	1
			7,605
Diversified Financial Services (16.7%)
	JPMorgan Chase & Co.	1,155,586	26,405
	Bank of America Corp.	1,978,932	7,817
	CME Group, Inc.	18,619	3,396
	Citigroup Inc.	1,686,987	2,530
	Moody's Corp.	63,096	1,133
*	Intercontinental
	Exchange Inc.	17,943	1,019
*	Nasdaq Stock Market Inc.	43,435	908
*	Leucadia National Corp.	57,846	846
	NYSE Euronext	41,268	697
*	MSCI, Inc.-Class A Shares	22,431	353
	CIT Group Inc.	112,481	276
*	Interactive Brokers
	Group, Inc.	13,000	183
*	PHH Corp.	16,917	163
	Financial Federal Corp.	7,500	142
*	PICO Holdings, Inc.	5,248	115
*	Portfolio Recovery
	Associates, Inc.	4,722	107
*	MarketAxess Holdings, Inc.	9,171	72
	Compass Diversified Trust	6,850	60
	Life Partners Holdings	2,295	39
*	Asset Acceptance
	Capital Corp.	4,678	16
*	NewStar Financial, Inc.	11,271	15
			46,292

Insurance (26.8%)
*	Berkshire Hathaway Inc.
	Class B	3,365	8,628
	The Travelers Cos., Inc.	180,953	6,541
	MetLife, Inc.	245,763	4,537
	The Chubb Corp.	110,089	4,298
	Ace Ltd.	103,261	3,770
	Aon Corp.	75,138	2,873
	Marsh & McLennan
	Cos., Inc.	159,239	2,855
	The Allstate Corp.	157,606	2,653
	AFLAC Inc.	144,244	2,418
	Progressive Corp. of Ohio	199,113	2,304
	Prudential Financial, Inc.	130,607	2,143
	Loews Corp.	101,704	2,019
	Everest Re Group, Ltd.	19,076	1,242
	Willis Group Holdings Ltd.	51,484	1,127
	PartnerRe Ltd.	17,054	1,056
	Unum Group	102,459	1,043
	Fidelity National
	Financial, Inc. Class A	62,349	1,033
	Cincinnati Financial Corp.	47,869	983
	W.R. Berkley Corp.	44,918	935
	Axis Capital Holdings Ltd.	41,548	930
	RenaissanceRe
	Holdings Ltd.	18,071	814
	HCC Insurance
	Holdings, Inc.	35,591	781
*	Markel Corp.	2,910	774
	Assurant, Inc.	36,317	741
*	Arch Capital Group Ltd.	13,060	705
	Lincoln National Corp.	79,719	685
	The Principal Financial
	Group, Inc.	80,371	642
	Brown & Brown, Inc.	37,086	626
	Old Republic
	International Corp.	67,992	617
	Reinsurance Group
	of America, Inc.	22,338	608
	The Hartford Financial
	Services Group Inc.	93,535	571
	First American Corp.	24,432	566
	The Hanover Insurance
	Group Inc.	15,830	557
	Torchmark Corp.	26,254	541
	Aspen Insurance
	Holdings Ltd.	23,874	520
	White Mountains
	Insurance Group Inc.	2,409	477
*	ProAssurance Corp.	9,849	471
	Allied World Assurance
	Holdings, Ltd.	12,168	467
	Arthur J. Gallagher & Co.	29,281	465
*	Alleghany Corp.	1,683	442
	Platinum Underwriters
	Holdings, Ltd.	14,687	412
	IPC Holdings Ltd.	14,403	366
	American Financial
	Group, Inc.	23,201	361

	Montpelier Re Holdings Ltd.	26,923	342
	XL Capital Ltd. Class A	102,451	339
	Endurance Specialty
	Holdings Ltd.	14,942	334
	American International
	Group, Inc.	750,785	315
	Erie Indemnity Co. Class A	10,427	313
	Odyssey Re Holdings Corp.	6,449	300
	R.L.I. Corp.	5,629	276
	StanCorp Financial
	Group, Inc.	15,160	273
*	Argo Group
	International Holdings	9,513	269
	Zenith National
	Insurance Corp.	11,607	255
	Transatlantic Holdings, Inc.	8,223	247
	Max Re Capital Ltd.	14,147	233
	Tower Group, Inc.	11,292	230
	Mercury General Corp.	8,484	229
*	Navigators Group, Inc.	4,132	216
	Selective Insurance Group	16,443	198
*	MBIA, Inc.	62,819	172
	Genworth Financial Inc.	134,223	162
	Unitrin, Inc.	14,714	159
	Infinity Property &
	Casualty Corp.	4,357	155
*	Hilltop Holdings Inc.	14,000	152
	Employers Holdings, Inc.	15,178	146
	Delphi Financial Group, Inc.	12,722	138
	Safety Insurance Group, Inc.	4,304	135
	Harleysville Group, Inc.	4,446	132

Financials Index Fund

			Market
			Value•
		Shares	($000)
	American Physicians
	Capital, Inc.	2,697	114
	United Fire & Casualty Co.	6,692	113
*	Enstar Group Ltd.	2,457	113
*	FPIC Insurance Group, Inc.	2,545	94
	Assured Guaranty Ltd.	21,244	94
	Horace Mann
	Educators Corp.	12,050	93
*	Greenlight Capital Re. Ltd.	6,095	88
*	Amerisafe Inc.	5,828	84
*	eHealth, Inc.	6,648	84
	National Western Life
	Insurance Co. Class A	799	81
	OneBeacon Insurance
	Group Ltd.	7,286	81
	Flagstone Reinsurance
	Holdings Ltd.	10,609	79
*	CNA Surety Corp.	5,424	79
*	Citizens, Inc.	12,071	78
	Stewart Information
	Services Corp.	5,326	78
	Protective Life Corp.	20,464	77
	State Auto Financial Corp.	4,244	71
	Amtrust Financial
	Services Inc.	8,448	71
*	Conseco, Inc.	57,742	70
*	Seabright Insurance
	Holdings, Inc.	6,359	62
	American Equity Investment
	Life Holding Co.	14,999	58
	Donegal Group Inc. Class A	3,749	53
	Ambac Financial Group, Inc.	84,031	50
*	United America
	Indemnity, Ltd.	5,685	48
	Presidential Life Corp.	7,037	46
	Baldwin & Lyons, Inc.
	Class B	2,400	41
	EMC Insurance Group, Inc.	1,905	38
	Kansas City Life
	Insurance Co.	1,430	34
	National Financial
	Partners Corp.	11,803	29
	National Interstate Corp.	1,740	29
*	Crawford & Co. Class B	3,436	27
*	Crawford & Co.	3,897	20
	The Phoenix Cos., Inc.	34,340	16
*	First Acceptance Corp.	5,555	14
	FBL Financial Group, Inc.
	Class A	4,531	14
			74,538
Real Estate Investment Trusts (13.6%)
	Annaly Capital
	Management Inc. REIT	167,418	2,327
	Simon Property Group, Inc.
	REIT	69,940	2,315
	Public Storage, Inc. REIT	39,530	2,193

Equity Residential REIT	84,172	1,481
Vornado Realty Trust REIT	43,782	1,433
HCP, Inc. REIT	78,163	1,428
Boston Properties, Inc. REIT	37,345	1,385
Plum Creek Timber Co. Inc.
REIT	51,593	1,353
Avalonbay Communities, Inc.
REIT	24,751	1,050
Health Care Inc. REIT	33,754	1,039
Ventas, Inc. REIT	44,365	957
Federal Realty
Investment Trust REIT	18,283	752
Kimco Realty Corp. REIT	74,158	656
Rayonier Inc. REIT	24,418	649
Digital Realty Trust, Inc. REIT	21,355	638
Nationwide Health
Properties, Inc. REIT	30,757	623
Regency Centers Corp.
REIT	21,702	585
Host Hotels & Resorts Inc.
REIT	153,143	567
Realty Income Corp. REIT	32,264	566
Liberty Property Trust REIT	30,435	556
ProLogis REIT	81,826	474
Essex Property Trust, Inc.
REIT	8,346	454
Senior Housing
Properties Trust REIT	35,548	449
Corporate Office
Properties Trust, Inc. REIT	15,931	398
Alexandria Real Estate
Equities, Inc. REIT	9,956	398
Highwood Properties, Inc.
REIT	19,764	373
MFA Mortgage
Investments, Inc. REIT	63,946	367
UDR, Inc. REIT	45,744	362
AMB Property Corp. REIT	30,375	362
National Retail Properties
REIT	24,315	349
Mack-Cali Realty Corp. REIT	20,390	348
Hospitality Properties Trust
REIT	29,269	334
Omega Healthcare
Investors, Inc. REIT	25,363	333
Duke Realty Corp. REIT	45,579	314
Camden Property Trust REIT	16,487	310
BRE Properties Inc. Class A
REIT	15,800	299
Potlatch Corp. REIT	12,263	279
Washington REIT	15,988	274
Tanger Factory Outlet
Centers, Inc. REIT	9,864	272
Weingarten Realty Investors
REIT	23,822	269
The Macerich Co. REIT	23,344	267
Home Properties, Inc. REIT	9,911	263
Healthcare Realty Trust Inc.
REIT	18,094	262

Hatteras Financial Corp. REIT	10,898	260
Taubman Co. REIT	16,538	259
Equity Lifestyle
Properties, Inc. REIT	7,249	242
HRPT Properties Trust REIT	70,522	228
Douglas Emmett, Inc. REIT	30,069	226
American Campus
Communities, Inc. REIT	13,109	224
Mid-America Apartment
Communities, Inc. REIT	8,627	223
Redwood Trust, Inc. REIT	15,750	213
BioMed Realty Trust, Inc.
REIT	24,670	210
SL Green Realty Corp. REIT	18,045	210
Franklin Street
Properties Corp. REIT	18,510	196
EastGroup Properties, Inc.
REIT	7,829	192
Kilroy Realty Corp. REIT	10,109	188
National Health Investors
REIT	7,796	186
Anworth Mortgage
Asset Corp. REIT	30,804	186
Capstead Mortgage Corp.
REIT	17,768	178
Apartment Investment &
Management Co. Class A
REIT	31,714	166
Investors Real Estate Trust
REIT	18,014	165
PS Business Parks, Inc. REIT	4,765	164
DCT Industrial Trust Inc. REIT	53,514	156
Extra Space Storage Inc.
REIT	24,491	154
Entertainment
Properties Trust REIT	10,234	153
Chimera Investment Corp.
REIT	49,817	149
Sovran Self Storage, Inc.
REIT	6,857	145
Inland Real Estate Corp.
REIT	18,414	144
Equity One, Inc. REIT	12,818	143
Post Properties, Inc. REIT	13,648	132
Brandywine Realty Trust REIT	27,326	129
Saul Centers, Inc. REIT	4,420	114
Developers Diversified
Realty Corp. REIT	37,300	110
Universal Health Realty
Income REIT	3,486	109
LTC Properties, Inc. REIT	6,046	103
Acadia Realty Trust REIT	9,829	99
Getty Realty Holding Corp.
REIT	5,742	96
Cousins Properties, Inc. REIT	12,631	90
Alexander's, Inc. REIT	627	88
DiamondRock Hospitality Co.
REIT	28,421	88
Medical Properties Trust Inc.

REIT	24,140	84
Lexington Realty Trust REIT	22,617	73
LaSalle Hotel Properties REIT	12,620	67
Cedar Shopping Centers, Inc.
REIT	13,953	66
Urstadt Biddle Properties
Class A REIT	5,266	64
First Potomac REIT	8,506	62
CBL & Associates
Properties, Inc. REIT	19,558	61
DuPont Fabros
Technology Inc. REIT	11,160	59
iStar Financial Inc. REIT	41,006	57
Parkway Properties Inc. REIT	4,836	56
Colonial Properties Trust REIT	14,005	53
American Capital
Agency Corp. REIT	3,248	52
Sun Communities, Inc. REIT	5,207	46
General Growth
Properties Inc. REIT	74,957	44
NorthStar Realty
Finance Corp. REIT	19,277	39
U-Store-It Trust REIT	15,412	39
Pennsylvania REIT	12,409	38
Kite Realty Group Trust REIT	10,292	35
Sunstone Hotel
Investors, Inc. REIT	15,766	35
Education Realty Trust, Inc.
REIT	9,059	33
Ashford Hospitality Trust
REIT	31,894	32
Winthrop Realty Trust REIT	4,139	31
First Industrial Realty Trust
REIT	13,861	31
Ramco-Gershenson
Properties Trust REIT	5,785	30

Financials Index Fund

			Market
			Value•
		Shares	($000)
	Hersha Hospitality Trust REIT	15,044	27
	CapLease, Inc. REIT	13,276	26
	Strategic Hotels and
	Resorts, Inc. REIT	23,432	19
	Anthracite Capital Inc. REIT	23,136	19
*	Maguire Properties, Inc.
	REIT	12,054	18
	Glimcher Realty Trust REIT	11,991	17
	FelCor Lodging Trust, Inc.
	REIT	19,613	16
	RAIT Financial Trust REIT	18,634	16
	Urstadt Biddle Properties
	REIT	1,000	13
	Gramercy Capital Corp. REIT	13,515	10
	Capital Trust Class A REIT	4,301	7
*	Friedman, Billings,
	Ramsey Group, Inc. REIT	46,759	7
	Newcastle Investment Corp.
	REIT	16,675	5
	Arbor Realty Trust, Inc. REIT	6,050	3
*	Jer Investors Trust Inc. REIT	1,378	3
			37,874
Real Estate Management & Development (0.5%)
*	The St. Joe Co.	28,632	527
	Jones Lang LaSalle Inc.	10,741	214
*	CB Richard Ellis Group, Inc.	67,497	195
	Forest City Enterprise
	Class A	19,611	98
*	Forestar Real Estate
	Group, Inc.	11,185	84
*	Tejon Ranch Co.	4,000	84
	Consolidated-Tomoka
	Land Co.	1,658	37
*	Avatar Holding, Inc.	1,700	28
	Grubb & Ellis Co.	13,439	8
			1,275
Thrifts & Mortgage Finance (3.0%)
	People's United
	Financial Inc.	107,694	1,875
	Hudson City Bancorp, Inc.	145,186	1,506
	New York Community
	Bancorp, Inc.	101,342	998
	First Niagara Financial
	Group, Inc.	34,721	403
	TFS Financial Corp.	33,660	393
	NewAlliance
	Bancshares, Inc.	29,837	341
	Washington Federal Inc.	27,361	312
	Capitol Federal Financial	6,887	255
	Astoria Financial Corp.	25,168	180
	Brookline Bancorp, Inc.	18,017	158
	Provident Financial
	Services Inc.	16,704	156
	TrustCo Bank NY	23,640	143
	Fannie Mae	331,098	139
	Bank Mutual Corp.	14,342	121

*	Ocwen Financial Corp.	11,636	106
	Provident New York
	Bancorp, Inc.	11,179	96
	Northwest Bancorp, Inc.	6,114	93
*	Beneficial Mutual
	Bancorp, Inc.	10,183	92
	MGIC Investment Corp.	38,467	88
	Freddie Mac	200,384	84
	Westfield Financial, Inc.	8,739	82
	Berkshire Hills Bancorp, Inc.	3,574	75
	Dime Community
	Bancshares	7,436	73
	Danvers Bancorp, Inc.	5,634	72
	Kearny Financial Corp.	6,651	66
	Abington Community
	Bancorp Inc.	7,637	55
	BankFinancial Corp.	6,218	54
*	Oritani Financial Corp.	4,414	48
	Radian Group, Inc.	24,645	47
	ViewPoint Financial Group	3,510	47
	WSFS Financial Corp.	1,874	41
	Flushing Financial Corp.	5,742	35
	Roma Financial Corp.	2,962	33
	Clifton Savings Bancorp, Inc.	3,363	32
	United Financial Bancorp, Inc.	2,492	32
*	Meridian Interstate
	Bancorp, Inc.	3,268	24
	First Financial Holdings, Inc.	3,456	20
	The PMI Group Inc.	25,752	13
*	Flagstar Bancorp, Inc.	14,469	11
*	Guaranty Financial
	Group, Inc.	19,851	9
*	Waterstone Financial, Inc.	2,903	7
	Anchor Bancorp
	Wisconsin Inc.	5,339	4
	Corus Bankshares Inc.	9,780	1
*	First Federal Financial Corp.	4,340	1
			8,421
Total Common Stocks
(Cost $854,077)			277,938
Temporary Cash Investment (0.0%)
1,2	Vanguard Market
	Liquidity Fund, 0.663%
	(Cost $13)	12,802	13
Total Investments (100.0%)
(Cost $854,090)			277,951
Other Assets and Liabilities (0.0%)
Other Assets			2,807
Liabilities[2]			(2,912)
			(105)
Net Assets (100%)			277,846

At February 28, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	907,873
Undistributed Net Investment Income	209
Accumulated Net Realized Losses	(54,097)
Unrealized Appreciation (Depreciation)	(576,139)
Net Assets	277,846

Admiral Shares—Net Assets
Applicable to 4,466,921 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	36,683
Net Asset Value Per Share—
Admiral Shares	$8.21

ETF Shares—Net Assets
Applicable to 14,719,008 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	241,163
Net Asset Value Per Share—
ETF Shares	$16.38

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. The total value of securities on loan is $10,000.

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2  Includes $13,000 of collateral received for securities on loan. REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Financials Index Fund

Statement of Operations

Six Months Ended
February 28, 2009
($000)
Investment Income
Income
Dividends	9,391
Interest[1]	65
Security Lending	176
Total Income	9,632
Expenses
The Vanguard Group—Note B
Investment Advisory Services	45
Management and Administrative—
Admiral Shares	53
Management and Administrative—
ETF Shares	316
Marketing and Distribution—
Admiral Shares	10
Marketing and Distribution—
ETF Shares	84
Custodian Fees	31
Shareholders’ Reports—Admiral Shares	1
Shareholders’ Reports—ETF Shares	27
Total Expenses	567
Net Investment Income	9,065
Realized Net Gain (Loss) on
Investment Securities Sold	(64,836)
Change in Unrealized Appreciation
(Depreciation) of Investment Securities	(381,021)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(436,792)

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	9,065	15,734
Realized Net Gain (Loss)	(64,836)	(5,892)
Change in Unrealized Appreciation (Depreciation)	(381,021)	(183,247)
Net Increase (Decrease) in Net Assets Resulting from Operations	(436,792)	(173,405)
Distributions
Net Investment Income
Admiral Shares	(1,536)	(1,097)
ETF Shares	(11,221)	(12,437)
Realized Capital Gain
Admiral Shares	—	—
ETF Shares	—	—
Total Distributions	(12,757)	(13,534)
Capital Share Transactions
Admiral Shares	8,081	78,669
ETF Shares	(13,398)	540,089
Net Increase (Decrease) from Capital Share Transactions	(5,317)	618,758
Total Increase (Decrease)	(454,866)	431,819
Net Assets
Beginning of Period	732,712	300,893
End of Period[2]	277,846	732,712

1  Interest income from an affiliated company of the fund was $3,000.

2  Net Assets—End of Period includes undistributed net investment income of $209,000 and $3,901,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Financials Index Fund

Financial Highlights

Admiral Shares

	Six Months					Feb. 4,
	Ended					2004[1] to
For a Share Outstanding	February 28,	Year Ended August 31,				Aug. 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$20.38	$30.10	$29.86	$26.36	$25.35	$24.90
Investment Operations
Net Investment Income	.263	.700[2]	.770[2]	.716[2]	.660[2]	.310
Net Realized and Unrealized Gain (Loss)
on Investments[3]	(12.069)	(9.699)	.145	3.392	1.086	.140
Total from Investment Operations	(11.806)	(8.999)	.915	4.108	1.746	.450
Distributions
Dividends from Net Investment Income	(.364)	(.721)	(.675)	(.608)	(.736)	—
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.364)	(.721)	(.675)	(.608)	(.736)	—
Net Asset Value, End of Period	$8.21	$20.38	$30.10	$29.86	$26.36	$25.35

Total Return[4]	–58.71%	–30.36%	2.95%	15.76%	6.88%	1.81%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$37	$81	$19	$8	$3	$1
Ratio of Total Expenses to
Average Net Assets	0.26%[5]	0.25%	0.26%	0.28%	0.28%	0.28%[5]
Ratio of Net Investment Income to
Average Net Assets	4.08%[5]	3.06%	2.37%	2.49%	2.59%	2.38%[5]
Portfolio Turnover Rate[6]	14%[5]	10%	12%	6%	6%	9%

ETF Shares

	Six Months					Jan. 26,
	Ended					2004[1] to
For a Share Outstanding	February 28,	Year Ended August 31,				Aug. 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$40.66	$60.04	$59.57	$52.57	$50.57	$50.51
Investment Operations
Net Investment Income	.526	1.449[2]	1.557[2]	1.430[2]	1.316[2]	.700
Net Realized and Unrealized Gain (Loss)
on Investments[7]	(24.075)	(19.368)	.282	6.800	2.160	(.640)
Total from Investment Operations	(23.549)	(17.919)	1.839	8.230	3.476	.060
Distributions
Dividends from Net Investment Income	(.731)	(1.461)	(1.369)	(1.230)	(1.476)	—
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.731)	(1.461)	(1.369)	(1.230)	(1.476)	—
Net Asset Value, End of Period	$16.38	$40.66	$60.04	$59.57	$52.57	$50.57

Total Return	–58.70%	–30.30%	2.97%	15.82%	6.85%	0.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$241	$651	$282	$125	$53	$20
Ratio of Total Expenses to
Average Net Assets	0.23%[5]	0.20%	0.22%	0.25%	0.26%	0.28%[5]
Ratio of Net Investment Income to
Average Net Assets	4.11%[5]	3.11%	2.41%	2.52%	2.61%	2.38%[5]
Portfolio Turnover Rate[6]	14%[5]	10%	12%	6%	6%	9%

1 Inception.

2  Calculated based on average shares outstanding.

3  Includes increases from redemption fees of $.01, $.00, $.00, $.01, $.00, and $.00.

4  Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year.

5  Annualized.

6  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

7  Includes increases from redemption fees of $.02, $.01, $.01, $.01, $.00, and $.00. See accompanying Notes, which are an integral part of the Financial Statements.

39

Financials Index Fund

Notes to Financial Statements

Vanguard Financials Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Admiral Shares and ETF Shares. Admiral Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2005–2008) and for the period ended February 28, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2009, the fund had contributed capital of $91,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 0.04% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Financials Index Fund

During the six months ended February 28, 2009, the fund realized $24,659,000 of net capital losses resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such losses are not taxable losses to the fund, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2008, the fund had available realized losses of $9,066,000 to offset future net capital gains of $85,000 through August 31, 2014, $11,000 through August 31, 2015, $1,312,000 through August 31, 2016, and $7,658,000 through August 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At February 28, 2009, the cost of investment securities for tax purposes was $854,090,000. Net unrealized depreciation of investment securities for tax purposes was $576,139,000, consisting of unrealized gains of $125,000 on securities that had risen in value since their purchase and $576,264,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended February 28, 2009, the fund purchased $205,911,000 of investment securities and sold $212,121,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2009		August 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	23,320	1,618	96,727	4,152
Issued in Lieu of Cash Distributions	1,436	98	889	39
Redeemed[1]	(16,675)	(1,244)	(18,947)	(817)
Net Increase (Decrease)—Admiral Shares	8,081	472	78,669	3,374
ETF Shares
Issued	165,197	5,703	592,724	12,516
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(178,595)	(7,000)	(52,635)	(1,200)
Net Increase (Decrease)—ETF Shares	(13,398)	(1,297)	540,089	11,316

1 Net of redemption fees for fiscal 2009 and 2008 of $285,000 and $200,000, respectively (fund totals).

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2009, 100% of the fund’s investments were valued based on Level 1 inputs.

Health Care Index Fund

Fund Profile

As of February 28, 2009

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	291	291	2,474
Median Market Cap	$33.4B	$33.4B	$21.7B
Price/Earnings Ratio	13.8x	13.8x	12.1x
Price/Book Ratio	2.3x	2.3x	1.5x
Yield[3]		2.5%	3.1%
Admiral Shares	2.2%
ETF Shares	2.2%
Return on Equity	20.5%	20.6%	21.0%
Earnings Growth Rate	13.7%	13.7%	17.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	6%	—	—
Expense Ratio[5]		—	—
Admiral Shares	0.28%
ETF Shares	0.25%
Short-Term Reserves	0.0%	—	—

Volatility Measures[6]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.68
Beta	1.00	0.74

Industry Diversification (% of equity exposure)

Biotechnology	18.8%
Health Care Distributors	3.0
Health Care Equipment	15.7
Health Care Facilities	1.0
Health Care Services	5.3
Health Care Supplies	1.0
Life Sciences Tools & Services	4.0
Managed Health Care	5.7
Pharmaceuticals	44.8
Other Health Care	0.7

Ten Largest Holdings[7] (% of total net assets)

Johnson & Johnson	11.6%
Pfizer Inc.	6.9
Abbott Laboratories	6.1
Wyeth	4.5
Amgen Inc.	4.3
Merck & Co., Inc.	4.3
Gilead Sciences, Inc.	3.4
Genentech, Inc.	3.4
Bristol-Myers Squibb Co.	3.0
Medtronic, Inc.	2.8
Top Ten	50.3%

1  MSCI US IMI/Health Care.

2  MSCI US IMI/2500.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.

4  Annualized.

5  The expense ratios shown are from the prospectuses dated December 29, 2008, and represent estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended February 28, 2009, the annualized expense ratios were 0.27% for the Admiral Shares and 0.24% for the ETF Shares.

6  For an explanation of R-squared, beta, and other terms used here, see the Glossary.

7  The holdings listed exclude any temporary cash investments and equity index products.

Health Care Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): January 26, 2004–February 28, 2009

Average Annual Total Returns: Periods Ended December 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

			Since
	Inception Date	One Year	Inception
ETF Shares	1/26/2004
Market Price		–23.33%	–1.05%
Net Asset Value		–23.50	–1.07
Admiral Shares[2]	2/5/2004	–23.53	–1.13

1  Six months ended February 28, 2009.

2  Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year.

Note: See Financial Highlights tables for dividend and capital gains information.

43

Health Care Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)
Biotechnology (18.8%)
*	Amgen Inc.	515,590	25,228
*	Gilead Sciences, Inc.	442,942	19,844
*	Genentech, Inc.	230,280	19,700
*	Celgene Corp.	222,974	9,974
*	Genzyme Corp.	131,733	8,026
*	Biogen Idec Inc.	142,031	6,539
*	Vertex Pharmaceuticals, Inc.	78,412	2,370
*	Cephalon, Inc.	33,389	2,190
*	Myriad Genetics, Inc.	22,636	1,785
*	Alexion Pharmaceuticals, Inc.	36,127	1,236
*	OSI Pharmaceuticals, Inc.	27,952	953
*	Onyx Pharmaceuticals, Inc.	27,213	816
*	United Therapeutics Corp.	11,393	765
*	Amylin Pharmaceuticals, Inc.	66,443	607
*	Isis Pharmaceuticals, Inc.	46,309	595
*	BioMarin Pharmaceutical Inc.	48,238	579
*	CV Therapeutics, Inc.	29,529	472
*	Alkermes, Inc.	45,909	463
*	Regeneron
	Pharmaceuticals, Inc.	29,953	427
*	Cubist Pharmaceuticals, Inc.	27,402	389
*	Acorda Therapeutics Inc.	17,070	375
	PDL BioPharma Inc.	57,973	340
*	Theravance, Inc.	22,737	317
	Martek Biosciences Corp.	15,937	298
*	Alnylam Pharmaceuticals Inc.	16,053	296
*	Seattle Genetics, Inc.	33,134	266
*	InterMune Inc.	16,894	254
*	Celera Corp.	38,598	248
*	Medarex, Inc.	58,767	230
*	Abraxis BioScience	3,893	228
*	Cougar Biotechnology Inc.	8,038	201
*	Geron Corp.	42,000	193
*	Cepheid, Inc.	27,716	185
*	Allos Therapeutics Inc.	27,297	154
*	Arena Pharmaceuticals, Inc.	35,578	148
*	Halozyme Therapeutics Inc.	33,111	147
*	Ligand Pharmaceuticals Inc.
	Class B	51,731	140
*	Momenta

Pharmaceuticals, Inc.		14,596	140
*	Osiris Therapeutics, Inc.	7,764	139
*	Dendreon Corp.	45,345	138
*	Genomic Health, Inc.	6,843	135
*	Emergent BioSolutions Inc.	6,640	128
*	Human Genome
Sciences, Inc.		62,328	118
*	Savient Pharmaceuticals Inc.	25,993	112
*	NPS Pharmaceuticals Inc.	23,066	105
*	Incyte Corp.	41,720	96
*	Nabi Biopharmaceuticals	25,125	95
*	Rigel Pharmaceuticals, Inc.	17,507	92
*	Progenics
Pharmaceuticals, Inc.		13,001	84
*	Zymogenetics, Inc.	19,910	83
*	Pharmasset, Inc.	8,425	80
*	Facet Biotech Corp.	11,517	75
*	Array BioPharma Inc.	21,809	68
*	GTx, Inc.	7,269	68
*	Affymax Inc.	5,171	68
*,^	MannKind Corp.	28,968	63
*	Neurocrine Biosciences, Inc.	18,805	62
*	Sangamo BioSciences, Inc.	17,060	61
*	Opko Health, Inc.	39,096	44
*	Idenix Pharmaceuticals Inc.	10,990	41
*	Lexicon Pharmaceuticals Inc.	36,531	34
*	Orexigen Therapeutics Inc.	8,321	33
*	XOMA Ltd.	64,051	33
*	Amicus Therapeutics, Inc.	3,836	31
*	Senomyx, Inc.	14,981	28
			109,232
Health Care Equipment & Supplies (16.6%)
	Medtronic, Inc.	549,099	16,248
	Baxter International, Inc.	301,667	15,358
	Covidien Ltd.	245,056	7,761
	Becton, Dickinson & Co.	118,407	7,328
*	St. Jude Medical, Inc.	167,517	5,555
	Stryker Corp.	137,380	4,626
*	Boston Scientific Corp.	656,064	4,606
	C.R. Bard, Inc.	48,284	3,875
*	Zimmer Holdings, Inc.	109,427	3,832
*	Varian Medical Systems, Inc.	60,568	1,848
*	Hospira, Inc.	77,477	1,797
*	Intuitive Surgical, Inc.	19,085	1,736
	DENTSPLY International Inc.	68,517	1,584
*	Edwards Lifesciences Corp.	26,995	1,501
*	Hologic, Inc.	124,251	1,407
	Beckman Coulter, Inc.	30,527	1,369
*	ResMed Inc.	36,725	1,354
*	Gen-Probe Inc.	26,270	1,066
	Teleflex Inc.	19,245	914
*	IDEXX Laboratories, Inc.	28,839	868
*	Inverness Medical
	Innovations, Inc.	35,881	806
*	Immucor Inc.	34,016	763
	STERIS Corp.	28,628	660
*	Haemonetics Corp.	12,355	659
*	Thoratec Corp.	27,305	624
*	Masimo Corp.	23,471	587

*	Kinetic Concepts, Inc.	26,357	574
*	Nuvasive, Inc.	17,352	492
	West Pharmaceutical
	Services, Inc.	15,724	483
	Cooper Cos., Inc.	21,924	482
	Meridian Bioscience Inc.	19,476	391
*	American Medical Systems
	Holdings, Inc.	35,260	365
*	Volcano Corp.	19,178	287
	Hill-Rom Holdings, Inc.	28,844	283
*	Wright Medical Group, Inc.	18,285	267
*	Integra LifeSciences Holdings	10,007	261
	Invacare Corp.	14,379	231
*	Greatbatch, Inc.	10,977	214
*	ICU Medical, Inc.	6,224	196
*	Align Technology, Inc.	27,602	189
*	CONMED Corp.	13,876	189
	Analogic Corp.	6,506	184
*	Cyberonics, Inc.	13,267	178
*	Abaxis, Inc.	10,560	165
*	ev3 Inc.	28,034	165
*	Conceptus, Inc.	14,588	164
*	Quidel Corp.	14,303	158
*	SonoSite, Inc.	8,183	151
*	Neogen Corp.	6,778	144
*	Merit Medical Systems, Inc.	12,660	141
*	Zoll Medical Corp.	10,071	138
*	AngioDynamics, Inc.	11,277	134
*	SurModics, Inc.	7,534	132
*	VNUS Medical
	Technologies, Inc.	6,624	126
*	Orthofix International N.V.	7,419	118
*	Sirona Dental Systems Inc.	9,318	104
*	ABIOMED, Inc.	14,935	102
*	Natus Medical Inc.	12,680	99
*	Kensey Nash Corp.	5,099	97
*	Accuray Inc.	20,211	94
*	Symmetry Medical Inc.	17,224	92
*	IRIS International, Inc.	8,985	85
*	CryoLife Inc.	12,962	65
*	Palomar Medical
	Technologies, Inc.	8,578	63
*	RTI Biologics, Inc.	22,113	62
*	OraSure Technologies, Inc.	22,769	58
*	Insulet Corp.	8,419	52
*	Stereotaxis Inc.	13,653	43
*	TomoTherapy, Inc.	15,558	38
*	Cynosure Inc.	4,674	26
*	Hansen Medical Inc.	6,107	24
			96,838
Health Care Providers & Services (15.0%)
	UnitedHealth Group Inc.	587,591	11,546
*	Medco Health
	Solutions, Inc.	242,202	9,829
*	WellPoint Inc.	247,662	8,401
	Cardinal Health, Inc.	174,991	5,678
	McKesson Corp.	133,051	5,458
	Aetna Inc.	224,254	5,353
*	Express Scripts Inc.	102,390	5,150

	Quest Diagnostics, Inc.	80,911	3,708
*	Laboratory Corp. of
	America Holdings	52,442	2,885
	AmerisourceBergen Corp.	75,876	2,410
*	DaVita, Inc.	50,500	2,369
	CIGNA Corp.	132,135	2,082
*	Humana Inc.	82,056	1,942
*	Henry Schein, Inc.	43,511	1,596

Health Care Index Fund

			Market
			Value•
		Shares	($000)
	Omnicare, Inc.	57,310	1,486
*	VCA Antech, Inc.	41,001	852
	Universal Health Services
	Class B	22,923	844
*	Coventry Health Care Inc.	71,757	827
*	Patterson Companies, Inc.	44,341	801
*	Lincare Holdings, Inc.	35,700	752
*	Community Health
	Systems, Inc.	45,289	741
	Owens & Minor, Inc.	20,074	677
*	Health Net Inc.	50,332	664
*	MEDNAX, Inc.	22,085	654
*	Magellan Health
	Services, Inc.	19,672	652
*	AMERIGROUP Corp.	25,763	638
*	LifePoint Hospitals, Inc.	24,526	516
*	Psychiatric Solutions, Inc.	26,942	456
*	PSS World Medical, Inc.	30,178	436
	Chemed Corp.	10,787	429
*,^	Amedisys Inc.	13,039	427
*	Centene Corp.	20,983	356
*	Catalyst Health
	Solutions, Inc.	16,841	355
*	HMS Holdings Corp.	11,496	349
*	HealthSouth Corp.	42,655	335
*	Tenet Healthcare Corp.	232,658	258
*	Health Management
	Associates Class A	117,706	253
*	PharMerica Corp.	14,725	247
*	AmSurg Corp.	15,400	241
*	Gentiva Health Services, Inc.	13,150	228
	Landauer, Inc.	4,503	225
*	Kindred Healthcare, Inc.	15,094	217
*	Hanger Orthopedic Group, Inc.	14,882	198
*	Healthspring, Inc.	24,152	196
*	WellCare Health Plans Inc.	20,267	183
*	Sun Healthcare Group Inc.	18,907	169
*	Odyssey Healthcare, Inc.	15,917	165
*	inVentiv Health, Inc.	15,987	162
*	LHC Group Inc.	7,641	152
*	Res-Care, Inc.	12,058	148
*	Healthways, Inc.	16,128	147
*	Genoptix, Inc.	4,422	134
*	MWI Veterinary Supply Inc.	5,314	134
*	Bio-Reference
	Laboratories, Inc.	5,771	134
*	Universal American Corp.	19,717	132
*	Emergency Medical
	Services LP Class A	4,313	132
	National Healthcare Corp.	3,130	130
*	RehabCare Group, Inc.	8,788	129
*	Molina Healthcare Inc.	6,592	124
*	AMN Healthcare
	Services, Inc.	16,642	108
*	Cross Country
	Healthcare, Inc.	14,422	107

*	Alliance HealthCare
	Services Inc.	12,390	102
*	IPC The Hospitalist Co.	6,284	101
*	Triple-S Management Corp.	7,866	91
*	Air Methods Corp.	5,321	89
*	Skilled Healthcare Group Inc.	9,382	79
*	CorVel Corp.	4,050	76
*	Assisted Living Concepts Inc.	25,285	75
*	Emeritus Corp.	10,472	70
*	MedCath Corp.	7,961	64
	Brookdale Senior Living Inc.	17,416	64
*	Almost Family Inc.	2,967	60
	Ensign Group Inc.	4,037	53
*	Nighthawk Radiology
	Holdings, Inc.	9,718	26
*	Chindex International, Inc.	5,495	23
*	Virtual Radiologic Corp.	3,585	22
*	Sunrise Senior Living, Inc.	22,085	15
			87,117
Health Care Technology (0.7%)
*	Cerner Corp.	33,435	1,224
	IMS Health, Inc.	88,422	1,107
*	HLTH Corp.	47,030	514
*	Phase Forward Inc.	19,847	275
	Allscripts Healthcare
	Solutions, Inc.	27,613	240
*	AthenaHealth Inc.	8,677	221
*	MedAssets, Inc.	14,436	213
*	Eclipsys Corp.	23,516	187
	Computer Programs and
	Systems, Inc.	4,481	120
*	Omnicell, Inc.	14,881	107
*	Vital Images, Inc.	7,226	71
			4,279
Life Sciences Tools & Services (4.0%)
*	Thermo Fisher Scientific, Inc.	204,557	7,417
*	Life Technologies Corp.	84,393	2,460
*	Illumina, Inc.	60,302	1,889
*	Waters Corp.	48,099	1,694
*	Millipore Corp.	26,856	1,479
	Pharmaceutical Product
	Development, Inc.	52,035	1,248
*	Covance, Inc.	30,632	1,163
	Techne Corp.	17,525	856
*	Charles River
	Laboratories, Inc.	33,018	819
	PerkinElmer, Inc.	57,907	746
*	Bio-Rad Laboratories, Inc.
	Class A	9,086	506
*	Dionex Corp.	8,858	415
*	Sequenom, Inc.	28,084	411
*	Varian, Inc.	14,263	323
*	Luminex Corp.	18,889	314
*	PAREXEL International Corp.	26,645	244
*	AMAG Pharmaceuticals, Inc.	8,294	224
*	Exelixis, Inc.	50,989	220
*	Medivation Inc.	12,432	207
*	Nektar Therapeutics	44,943	202
*	Kendle International Inc.	6,397	120

*	Bruker BioSciences Corp.	27,674	117
*	Albany Molecular
Research, Inc.		11,807	102
*	eResearch Technology, Inc.	19,669	95
*	Affymetrix, Inc.	33,585	72
*	Enzo Biochem, Inc.	16,145	59
*	Clinical Data, Inc.	5,638	47
*	Cambrex Corp.	14,280	31
*	Life Sciences Research, Inc.	4,908	25
			23,505
Pharmaceuticals (44.8%)
Johnson & Johnson		1,349,862	67,493
Pfizer Inc.		3,281,137	40,391
Abbott Laboratories		755,145	35,748
	Wyeth	647,749	26,441
	Merck & Co., Inc.	1,028,469	24,889
	Bristol-Myers Squibb Co.	963,315	17,735
	Eli Lilly & Co.	497,986	14,631
	Schering-Plough Corp.	791,400	13,762
	Allergan, Inc.	147,901	5,730
*	Forest Laboratories, Inc.	146,580	3,143
*	Mylan Inc.	147,998	1,840
*	Watson
	Pharmaceuticals, Inc.	48,109	1,360
*	Endo Pharmaceuticals
	Holdings, Inc.	65,085	1,235
*	King Pharmaceuticals, Inc.	119,435	877
*	Sepracor Inc.	52,766	790
	Perrigo Co.	38,424	772
*	Valeant Pharmaceuticals
	International	39,529	688
*	Auxilium
	Pharmaceuticals, Inc.	19,247	529
*	Warner Chilcott Ltd.	48,573	527
	Medicis
	Pharmaceutical Corp.	27,573	311
*	The Medicines Co.	25,093	308
*	Xenoport Inc.	10,954	229
*	Par Pharmaceutical Cos. Inc.	16,850	224
*	Salix Pharmaceuticals, Ltd.	23,175	173
*	ViroPharma Inc.	38,394	159
*	Cypress Bioscience, Inc.	18,160	153
*	Questcor
	Pharmaceuticals, Inc.	28,604	139
*	Vivus, Inc.	32,006	129
*	Noven Pharmaceuticals, Inc.	12,061	98
*	Pain Therapeutics, Inc.	17,197	78
*	Pozen Inc.	12,324	73
*	Durect Corp.	33,857	67
*	Cadence
	Pharmaceuticals, Inc.	10,126	65
*	Akorn, Inc.	25,806	36
*	Caraco Pharmaceutical
	Laboratories, Ltd.	4,589	19
*	Sucampo
	Pharmaceuticals Inc.	3,434	17
*	K-V Pharmaceutical Co.
	Class A	16,384	11
*	MAP Pharmaceuticals Inc.	3,524	8

			260,878
	Total Common Stocks
	(Cost $839,513)		581,849
	Temporary Cash Investment (0.1%)
1,2	Vanguard Market
	Liquidity Fund, 0.663%
	(Cost $290)	289,801	290
	Total Investments (100.0%)
	(Cost $839,803)		582,139
	Other Assets and Liabilities (0.0%)
	Other Assets		4,327
	Liabilities[2]		(4,259)
			68
	Net Assets (100%)		582,207

Health Care Index Fund

At February 28, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	854,601
Undistributed Net Investment Income	2,159
Accumulated Net Realized Losses	(16,889)
Unrealized Appreciation (Depreciation)	(257,664)
Net Assets	582,207

Admiral Shares—Net Assets
Applicable to 4,536,743 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	90,044
Net Asset Value Per Share—
Admiral Shares	$19.85

ETF Shares—Net Assets
Applicable to 12,402,626 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	492,163
Net Asset Value Per Share—
ETF Shares	$39.68

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. The total value of securities on loan is $244,000.

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2  Includes $290,000 of collateral received for securities on loan.

See accompanying Notes, which are an integral part of the Financial Statements.

Health Care Index Fund

Statement of Operations

Six Months Ended
February 28, 2009
($000)
Investment Income
Income
Dividends	6,769
Interest[1]	3
Security Lending	33
Total Income	6,805
Expenses
The Vanguard Group—Note B
Investment Advisory Services	50
Management and Administrative—
Admiral Shares	114
Management and Administrative—
ETF Shares	466
Marketing and Distribution—
Admiral Shares	13
Marketing and Distribution—
ETF Shares	83
Custodian Fees	9
Auditing Fees	1
Shareholders’ Reports—Admiral Shares	1
Shareholders’ Reports—ETF Shares	32
Total Expenses	769
Net Investment Income	6,036
Realized Net Gain (Loss)
on Investment Securities Sold	4,915
Change in Unrealized Appreciation
(Depreciation) of Investment Securities	(239,035)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(228,084)

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,036	9,098
Realized Net Gain (Loss)	4,915	3,694
Change in Unrealized Appreciation (Depreciation)	(239,035)	(35,268)
Net Increase (Decrease) in Net Assets Resulting from Operations	(228,084)	(22,476)
Distributions
Net Investment Income
Admiral Shares	(1,658)	(1,807)
ETF Shares	(8,673)	(6,890)
Realized Capital Gain
Admiral Shares	—	—
ETF Shares	—	—
Total Distributions	(10,331)	(8,697)
Capital Share Transactions
Admiral Shares	(4,687)	10,131
ETF Shares	74,965	162,011
Net Increase (Decrease) from Capital Share Transactions	70,278	172,142
Total Increase (Decrease)	(168,137)	140,969
Net Assets
Beginning of Period	750,344	609,375
End of Period[2]	582,207	750,344

1  Interest income from an affiliated company of the fund was $3,000.

2  Net Assets—End of Period includes undistributed net investment income of $2,159,000 and $6,454,000.

See accompanying Notes, which are an integral part of the Financial Statements.

47

Health Care Index Fund

Financial Highlights

Admiral Shares

	Six Months					Feb. 5,
	Ended					2004[1] to
For a Share Outstanding	February 28,	Year Ended August 31,				Aug. 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$28.68	$29.82	$27.99	$26.92	$23.97	$25.33
Investment Operations
Net Investment Income	.216[2]	.345	.392	.304[2]	.274[2]	.130
Net Realized and Unrealized Gain
(Loss) on Investments	(8.682)	(1.090)	1.736	.951	2.762	(1.490)
Total from Investment Operations	(8.466)	(.745)	2.128	1.255	3.036	(1.360)
Distributions
Dividends from Net Investment Income	(.364)	(.395)	(.298)	(.185)	(.086)	—
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.364)	(.395)	(.298)	(.185)	(.086)	—
Net Asset Value, End of Period	$19.85	$28.68	$29.82	$27.99	$26.92	$23.97

Total Return[3]	–29.66%	–2.59%	7.65%	4.68%	12.70%	–5.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$90	$136	$132	$108	$73	$11
Ratio of Total Expenses to
Average Net Assets	0.27%[4]	0.25%	0.26%	0.28%	0.28%	0.28%[4]
Ratio of Net Investment Income to
Average Net Assets	1.88%[4]	1.36%	1.42%	1.12%	1.11%	1.09%[4]
Portfolio Turnover Rate[5]	6%[4]	8%	10%	11%	9%	8%

ETF Shares

	Six Months					Jan. 26,
	Ended					2004[1] to
For a Share Outstanding	February 28,	Year Ended August 31,				Aug. 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$57.36	$59.65	$55.99	$53.85	$47.90	$50.55
Investment Operations
Net Investment Income	.444[2]	.720	.809	.622[2]	.597[2]	.230
Net Realized and Unrealized Gain (Loss)
on Investments	(17.370)	(2.190)	3.466	1.905	5.486	(2.880)
Total from Investment Operations	(16.926)	(1.470)	4.275	2.527	6.083	(2.650)
Distributions
Dividends from Net Investment Income	(.754)	(.820)	(.615)	(.387)	(.133)	—
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.754)	(.820)	(.615)	(.387)	(.133)	—
Net Asset Value, End of Period	$39.68	$57.36	$59.65	$55.99	$53.85	$47.90

Total Return	–29.65%	–2.55%	7.69%	4.71%	12.72%	–5.24%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$492	$614	$477	$364	$205	$19
Ratio of Total Expenses to
Average Net Assets	0.24%[4]	0.20%	0.22%	0.25%	0.26%	0.28%[4]
Ratio of Net Investment Income to
Average Net Assets	1.91%[4]	1.41%	1.46%	1.15%	1.13%	1.09%[4]
Portfolio Turnover Rate[5]	6%[4]	8%	10%	11%	9%	8%

1 Inception.

2  Calculated based on average shares outstanding.

3  Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year.

4  Annualized.

5  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units. See accompanying Notes, which are an integral part of the Financial Statements.

Health Care Index Fund

Notes to Financial Statements

Vanguard Health Care Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Admiral Shares and ETF Shares. Admiral Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2005–2008) and for the period ended February 28, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2009, the fund had contributed capital of $177,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 0.07% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

49

Health Care Index Fund

During the six months ended February 28, 2009, the fund realized $11,145,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2008, the fund had available realized losses of $10,277,000 to offset future net capital gains of $207,000 through August 31, 2014, $343,000 through August 31, 2015, $3,126,000 through August 31, 2016, and $6,601,000 through August 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At February 28, 2009, the cost of investment securities for tax purposes was $839,803,000. Net unrealized depreciation of investment securities for tax purposes was $257,664,000, consisting of unrealized gains of $4,014,000 on securities that had risen in value since their purchase and $261,678,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended February 28, 2009, the fund purchased $174,651,000 of investment securities and sold $108,181,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2009		August 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	7,268	314	26,987	923
Issued in Lieu of Cash Distributions	758	34	847	28
Redeemed[1]	(12,713)	(567)	(17,703)	(622)
Net Increase (Decrease)—Admiral Shares	(4,687)	(219)	10,131	329
ETF Shares
Issued	154,723	3,300	222,891	3,800
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(79,758)	(1,600)	(60,880)	(1,100)
Net Increase (Decrease)—ETF Shares	74,965	1,700	162,011	2,700

1 Net of redemption fees for fiscal 2009 and 2008 of $57,000 and $106,000, respectively (fund totals).

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2009, 100% of the fund’s investments were valued based on Level 1 inputs.

Industrials Index Fund

Fund Profile

As of February 28, 2009

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	362	362	2,474
Median Market Cap	$13.2B	$13.2B	$21.7B
Price/Earnings Ratio	8.3x	8.3x	12.1x
Price/Book Ratio	1.5x	1.5x	1.5x
Yield[3]		4.4%	3.1%
Admiral Shares	4.0%
ETF Shares	4.0%
Return on Equity	20.5%	20.5%	21.0%
Earnings Growth Rate	18.2%	18.2%	17.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	9%	—	—
Expense Ratio[5]		—	—
Admiral Shares	0.28%
ETF Shares	0.25%
Short-Term Reserves	0.0%	—	—

Volatility Measures[6]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.89
Beta	1.00	1.18

Industry Diversification (% of equity exposure)

Aerospace & Defense	23.1%
Air Freight & Logistics	7.1
Airlines	1.8
Construction & Engineering	3.6
Construction & Farm Machinery & Heavy Trucks	6.6
Diversified Support Services	1.4
Electrical Components & Equipment	6.8
Environmental & Facilities Services	4.2
Human Resource & Employment Services	1.3
Industrial Conglomerates	17.2
Industrial Machinery	10.7
Office Services & Supplies	1.2
Railroads	8.0
Research & Consulting Services	1.7
Trading Companies & Distributors	1.9
Trucking	1.2
Other Industrials	2.2

Ten Largest Holdings[7] (% of total net assets)

General Electric Co.	11.4%
United Technologies Corp.	4.7
3M Co.	3.8
United Parcel Service, Inc.	3.5
The Boeing Co.	2.8
Lockheed Martin Corp.	2.7
Emerson Electric Co.	2.6
Burlington Northern Santa Fe Corp.	2.6
Union Pacific Corp.	2.4
Honeywell International Inc.	2.3
Top Ten	38.8%

1  MSCI US IMI/Industrials.

2  MSCI US IMI/2500.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.

4  Annualized.

5  The expense ratios shown are from the prospectuses dated December 29, 2008, and represent estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended February 28, 2009, the annualized expense ratios were 0.26% for the Admiral Shares and 0.24% for the ETF Shares.

6  For an explanation of R-squared, beta, and other terms used here, see the Glossary.

7  The holdings listed exclude any temporary cash investments and equity index products.

51

Industrials Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 23, 2004–February 28, 2009

Average Annual Total Returns: Periods Ended December 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

			Since
	Inception Date	One Year	Inception
ETF Shares	9/23/2004
Market Price		–39.89%	–1.54%
Net Asset Value		–40.01	–1.56
Admiral Shares[2]	5/8/2006	–40.03	–13.70

1  Six months ended February 28, 2009.

2  Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year. Note: See Financial Highlights tables for dividend and capital gains information.

Industrials Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Aerospace & Defense (23.1%)
	United Technologies Corp.	187,531	7,657
	The Boeing Co.	144,568	4,545
	Lockheed Martin Corp.	70,711	4,463
	Honeywell International Inc.	143,277	3,844
	Raytheon Co.	85,984	3,437
	General Dynamics Corp.	68,811	3,015
	Northrop Grumman Corp.	64,421	2,407
	L-3 Communications
	Holdings, Inc.	24,764	1,675
	Precision Castparts Corp.	28,952	1,605
	Rockwell Collins, Inc.	32,988	1,029
	Goodrich Corp.	25,532	846
*	Alliant Techsystems, Inc.	6,819	482
*	TransDigm Group, Inc.	8,085	286
	Curtiss-Wright Corp.	9,324	248
*	Spirit Aerosystems
	Holdings Inc.	21,369	212
*	Moog Inc.	7,968	185
*	Orbital Sciences Corp.	12,106	171
*	Teledyne Technologies, Inc.	6,992	160
*	Esterline Technologies Corp.	6,098	155
*	BE Aerospace, Inc.	20,600	154
	Triumph Group, Inc.	3,416	123
*	Hexcel Corp.	19,794	123
	American Science &
	Engineering, Inc.	1,822	111
*	AAR Corp.	8,056	106
*	Stanley Inc.	2,925	91
*	Ceradyne, Inc.	5,210	89
	Cubic Corp.	3,352	87
*	Aerovironment Inc.	2,577	80
*	Axsys Technologies, Inc.	1,966	65
*	DynCorp International Inc.
	Class A	5,254	64
	HEICO Corp. Class A	2,764	55
*	Taser International Inc.	12,036	52
*	Argon ST, Inc.	2,677	46
	HEICO Corp.	1,095	27
*	GenCorp, Inc.	9,367	24
*	Ladish Co., Inc.	3,014	21

			37,740
Air Freight & Logistics (7.1%)
	United Parcel Service, Inc.	140,691	5,794
	FedEx Corp.	61,400	2,653
	C.H. Robinson Worldwide Inc.	35,157	1,455
	Expeditors International of
	Washington, Inc.	44,087	1,214
	UTI Worldwide, Inc.	18,626	229
*	Hub Group, Inc.	7,616	137
	Forward Air Corp.	6,028	100
*	Atlas Air Worldwide
	Holdings, Inc.	2,917	41
	Pacer International, Inc.	7,190	21
			11,644
Airlines (1.8%)
	Southwest Airlines Co.	153,429	904
*	Delta Air Lines Inc.	129,134	649
*	AMR Corp.	57,818	236
*	Continental Airlines, Inc.
	Class B	22,758	228
*	Alaska Air Group, Inc.	7,445	163
*	JetBlue Airways Corp.	42,175	161
*	UAL Corp.	26,333	129
	Skywest, Inc.	11,739	120
*	Allegiant Travel Co.	2,552	88
*	AirTran Holdings, Inc.	24,481	73
*	US Airways Group Inc.	21,624	62
*	Republic Airways Holdings Inc.	6,299	44
*	Hawaiian Holdings, Inc.	8,966	28
			2,885
Building Products (0.9%)
	Masco Corp.	76,312	393
	Lennox International Inc.	9,742	252
*	Owens Corning Inc.	15,997	134
	Simpson Manufacturing Co.	8,035	125
*	USG Corp.	15,526	90
	Ameron International Corp.	1,806	88
*	Griffon Corp.	11,036	80
	Universal Forest Products, Inc.	3,303	72
	Apogee Enterprises, Inc.	5,985	57
	Quanex Building
	Products Corp.	7,734	54
	Armstrong Worldwide
	Industries, Inc.	4,139	53
	AAON, Inc.	2,711	42
	Gibraltar Industries Inc.	4,960	33
	American Woodmark Corp.	2,057	30
*	NCI Building Systems, Inc.	4,055	20
*	Builders FirstSource, Inc.	3,712	7
*	China Architectural
	Engineering Inc.	3,175	3
			1,533
Commercial Services & Supplies (7.7%)
	Waste Management, Inc.	101,870	2,750
	Republic Services, Inc.
	Class A	74,419	1,481
*	Stericycle, Inc.	17,769	853
	Pitney Bowes, Inc.	42,988	829
*	Iron Mountain, Inc.	39,785	739

	Cintas Corp.	28,622	581
	Avery Dennison Corp.	19,834	400
*	Copart, Inc.	14,691	397
*	Waste Connections, Inc.	16,554	395
*	Covanta Holding Corp.	25,541	389
	R.R. Donnelley & Sons Co.	43,454	338
*	Tetra Tech, Inc.	12,434	279
*	Corrections Corp. of America	25,953	276
	The Brink's Co.	9,296	222
*	Clean Harbors Inc.	4,435	215
	Rollins, Inc.	9,349	148
	Healthcare Services
	Group, Inc.	8,481	130
*	Geo Group Inc.	10,516	124
	Herman Miller, Inc.	11,588	117
	ABM Industries Inc.	9,464	116
	Mine Safety Appliances Co.	6,332	116
*	Sykes Enterprises, Inc.	6,883	110
*	United Stationers, Inc.	4,865	106
	EnergySolutions	14,630	94
	Deluxe Corp.	10,755	83
	HNI Corp.	8,305	81
*	GeoEye Inc.	3,539	80
	Comfort Systems USA, Inc.	8,111	77
	McGrath RentCorp	4,695	73
*	Mobile Mini, Inc.	7,136	70
	G & K Services, Inc. Class A	3,870	69
	Knoll, Inc.	9,723	64
	Viad Corp.	4,078	57
	American Ecology Corp.	3,399	53
	Steelcase Inc.	12,557	51
*	Team, Inc.	3,647	48
*	ATC Technology Corp.	4,271	44
*	Cornell Cos., Inc.	2,866	44
	Ennis, Inc.	5,327	44
*	Fuel-Tech N.V.	3,897	36
*	EnerNOC Inc.	2,849	32
*	Standard Parking Corp.	1,869	30
*	Cenveo Inc.	10,596	30
	Kimball International, Inc.
	Class B	4,919	29
*	American Reprographics Co.	7,557	29
	Courier Corp.	2,156	29
*	Consolidated Graphics, Inc.	2,052	28
*	Waste Services, Inc.	6,269	27
*	M&F Worldwide Corp.	2,571	27
	Schawk, Inc.	3,059	24
	Interface, Inc.	10,418	23
*	Innerworkings, Inc.	6,518	14
*	Acco Brands Corp.	11,336	11
	The Standard Register Co.	1,990	10
	Bowne & Co., Inc.	5,637	9
*	Metalico, Inc.	4,207	8
			12,539
Construction & Engineering (3.6%)
	Fluor Corp.	37,647	1,252
*	Jacobs Engineering Group Inc.	25,514	861
*	Quanta Services, Inc.	39,613	697
*	URS Corp.	17,473	540

	KBR Inc.	33,506	422
*	Aecom Technology Corp.	17,011	417
*	Foster Wheeler AG	27,742	417
*	Shaw Group, Inc.	17,271	403
	Granite Construction Co.	6,717	239
*	EMCOR Group, Inc.	13,478	208
*	Mastec Inc.	9,832	93

Industrials Index Fund

			Market
			Value•
		Shares	($000)
*	Insituform Technologies Inc.
	Class A	7,601	93
*	Perini Corp.	5,748	88
*	Layne Christensen Co.	3,971	65
*	Northwest Pipe Co.	1,930	53
*	Dycom Industries, Inc.	8,301	38
*	Pike Electric Corp.	3,731	30
*	Furmanite Corp.	7,389	23
	Great Lakes Dredge &
	Dock Co.	8,223	20
			5,959
Electrical Equipment (6.8%)
	Emerson Electric Co.	159,285	4,261
*	First Solar, Inc.	8,410	889
	Roper Industries Inc.	18,630	770
	Cooper Industries, Inc.
	Class A	36,004	759
	Ametek, Inc.	22,082	584
	Rockwell Automation, Inc.	27,881	560
*	Thomas & Betts Corp.	11,962	274
	Hubbell Inc. Class B	10,155	267
*	SunPower Corp. Class A	8,621	241
	Woodward Governor Co.	12,499	215
*	SunPower Corp. Class B	8,680	215
*,^	Energy Conversion
	Devices, Inc.	9,436	207
	Acuity Brands, Inc.	8,382	192
	Regal-Beloit Corp.	6,655	191
	Brady Corp. Class A	10,390	178
*	General Cable Corp.	10,980	170
*	GrafTech International Ltd.	24,811	140
*	American
	Superconductor Corp.	8,425	113
	Baldor Electric Co.	8,667	106
	A.O. Smith Corp.	4,103	105
	Belden Inc.	9,654	103
*	EnerSys	8,958	96
*	II-VI, Inc.	5,241	94
	Franklin Electric, Inc.	3,834	84
	Encore Wire Corp.	3,551	64
*	Powell Industries, Inc.	1,637	49
*	AZZ Inc.	2,409	49
*	Evergreen Solar, Inc.	30,347	37
*	FuelCell Energy, Inc.	12,661	35
*	Ener1, Inc.	8,490	27
*	Polypore International Inc.	5,045	25
	Vicor Corp.	4,019	19
*	Plug Power, Inc.	15,839	15
*	Orion Energy Systems Inc.	3,587	15
*	Fushi Copperweld, Inc.	2,594	13
*	Power-One, Inc.	13,429	10
*	Valence Technology Inc.	5,969	10
			11,182
Industrial Conglomerates (17.2%)
	General Electric Co.	2,184,985	18,594
	3M Co.	136,701	6,214

	Tyco International, Ltd.	98,252	1,970
*	McDermott International, Inc.	47,334	558
	Textron, Inc.	51,435	291
	Carlisle Co., Inc.	12,591	250
	Otter Tail Corp.	6,981	122
	Tredegar Corp.	5,281	88
	Seaboard Corp.	75	66
	Raven Industries, Inc.	3,326	60
	Standex International Corp.	2,482	27
			28,240
Machinery (17.3%)
	Caterpillar, Inc.	125,265	3,083
	Danaher Corp.	53,034	2,692
	Deere & Co.	88,566	2,435
	Illinois Tool Works, Inc.	84,817	2,358
	PACCAR, Inc.	71,427	1,791
	ITT Industries, Inc.	35,823	1,338
	Eaton Corp.	32,673	1,181
	Parker Hannifin Corp.	33,425	1,115
	Dover Corp.	38,869	969
	Ingersoll-Rand Co.	66,198	939
	Cummins Inc.	39,848	829
	Flowserve Corp.	11,874	599
	Pall Corp.	24,807	590
	SPX Corp.	11,302	500
	Pentair, Inc.	19,444	406
	Joy Global Inc.	22,412	391
*	Navistar International Corp.	13,288	375
	Harsco Corp.	17,444	360
	Donaldson Co., Inc.	14,543	355
	IDEX Corp.	17,088	330
*	AGCO Corp.	18,980	325
	Lincoln Electric Holdings, Inc.	8,867	272
	CLARCOR Inc.	10,005	264
	Wabtec Corp.	9,545	255
	Kennametal, Inc.	15,164	247
	Graco, Inc.	12,387	210
*	Gardner Denver Inc.	10,987	208
	The Timken Co.	17,049	208
	Bucyrus International, Inc.	15,426	192
*	Terex Corp.	20,250	181
	Kaydon Corp.	7,105	178
*	ESCO Technologies Inc.	5,412	176
	The Toro Co.	7,742	169
	Valmont Industries, Inc.	3,782	165
	Nordson Corp.	6,381	159
	Crane Co.	9,955	150
	Mueller Industries Inc.	7,650	138
	Briggs & Stratton Corp.	10,259	125
	Trinity Industries, Inc.	16,820	124
	Actuant Corp.	11,510	118
	The Manitowoc Co., Inc.	26,770	110
	Watts Water Technologies, Inc.	6,079	103
	Robbins & Myers, Inc.	6,136	99
	Oshkosh Truck Corp.	15,361	96
	Barnes Group, Inc.	9,664	90
*	Astec Industries, Inc.	3,749	83
*	The Middleby Corp.	3,593	78
	CIRCOR International, Inc.	3,311	74

*	Force Protection, Inc.	14,131	73
*	EnPro Industries, Inc.	4,125	68
*	RBC Bearings Inc.	4,458	67
	Badger Meter, Inc.	2,570	65
	Federal Signal Corp.	9,954	63
*	Blount International, Inc.	8,341	61
	Lindsay Manufacturing Co.	2,379	58
	Gorman-Rupp Co.	3,078	54
*	Colfax Corp.	7,381	54
	Mueller Water Products, Inc.
	Class A	23,638	51
	Albany International Corp.	5,479	47
*	L.B. Foster Co. Class A	2,175	46
	Freightcar America Inc.	2,457	40
*	Energy Recovery Inc.	6,093	38
*	Chart Industries, Inc.	5,866	38
	Titan International, Inc.	6,748	37
	Sun Hydraulics Corp.	2,558	34
	Tennant Co.	3,394	33
*	Columbus McKinnon Corp.	3,698	32
	Cascade Corp.	1,681	28
	Dynamic Materials Corp.	2,634	25
	NACCO Industries, Inc.
	Class A	1,172	24
	Ampco-Pittsburgh Corp.	1,780	19
*	3D Systems Corp.	3,470	18
	American Railcar
	Industries, Inc.	2,207	17
*	Tecumseh Products Co.
	Class A	2,778	15
	Sauer-Danfoss, Inc.	2,496	15
	Wabash National Corp.	6,292	13
	The Greenbrier Cos., Inc.	3,224	12
*	TriMas Corp.	3,526	4
*	Tecumseh Products Co.
	Class B	618	4
			28,386
Marine (0.4%)
*	Kirby Corp.	10,588	233
	Alexander & Baldwin, Inc.	8,607	162
	Genco Shipping and
	Trading Ltd.	5,533	68
	Eagle Bulk Shipping Inc.	9,574	36
*	American Commercial
	Lines Inc.	8,360	28
	Horizon Lines Inc.	5,958	20
*	TBS International Ltd.	2,661	17
	Paragon Shipping, Inc.	4,182	16
	Safe Bulkers, Inc.	2,219	8
			588
Professional Services (3.0%)
	The Dun & Bradstreet Corp.	11,292	835
	Equifax, Inc.	26,540	571
	Robert Half International, Inc.	30,647	471
	Manpower Inc.	16,429	458
	Watson Wyatt & Co. Holdings	8,949	440
*	FTI Consulting, Inc.	10,471	383
*	Huron Consulting Group Inc.	4,071	168
*	Monster Worldwide Inc.	23,554	155

*	Navigant Consulting, Inc.	10,044	130
*	Resources Connection, Inc.	8,906	122
	The Corporate Executive
	Board Co.	7,080	106
*	CoStar Group, Inc.	3,883	99
*	MPS Group, Inc.	19,379	96
	Administaff, Inc.	4,855	95
*	Korn/Ferry International	9,704	90
*	Exponent, Inc.	2,933	66
*	CBIZ Inc.	9,455	65
*	TrueBlue, Inc.	8,883	62
*	School Specialty, Inc.	3,847	54
	Heidrick & Struggles
	International, Inc.	3,373	54
*	The Advisory Board Co.	3,553	53
*	CRA International Inc.	2,187	48
*	Kforce Inc.	7,145	46
	Kelly Services, Inc. Class A	5,170	39
*	ICF International, Inc.	1,503	36
*	Duff & Phelps Corp.	2,218	31
*	Volt Information Sciences Inc.	2,955	23
	CDI Corp.	2,912	22
*	First Advantage Corp. Class A	1,925	20
*	Hill International Inc.	5,054	16
*	LECG Corp.	5,027	14
*	Spherion Corp.	10,702	13
*	Hudson Highland Group, Inc.	5,192	6
			4,887
Road & Rail (9.2%)
	Burlington Northern
	Santa Fe Corp.	71,086	4,178

Industrials Index Fund

			Market
			Value•
		Shares	($000)
	Union Pacific Corp.	105,163	3,946
	Norfolk Southern Corp.	76,800	2,436
	CSX Corp.	81,818	2,019
	Landstar System, Inc.	10,957	347
	J.B. Hunt Transport
	Services, Inc.	16,896	344
*	Kansas City Southern	18,816	333
	Ryder System, Inc.	11,689	267
	Knight Transportation, Inc.	12,348	160
	Heartland Express, Inc.	12,867	159
	Con-way, Inc.	9,441	143
*	Genesee & Wyoming Inc.
	Class A	6,567	137
	Werner Enterprises, Inc.	9,505	129
*	Old Dominion
	Freight Line, Inc.	5,764	126
*	Hertz Global Holdings Inc.	29,927	95
	Arkansas Best Corp.	5,014	87
*	Marten Transport, Ltd.	3,393	56
*	Amerco, Inc.	1,395	40
*	YRC Worldwide, Inc.	11,824	26
*	Universal Truckload
	Services, Inc.	1,321	16
*	Avis Budget Group, Inc.	20,940	8
			15,052
Trading Companies & Distributors (1.9%)
	W.W. Grainger, Inc.	13,409	887
	Fastenal Co.	26,126	787
	MSC Industrial
	Direct Co., Inc. Class A	9,229	282
	GATX Corp.	10,043	184
	Watsco, Inc.	5,111	175
*	WESCO International, Inc.	8,707	145
	Applied Industrial
	Technology, Inc.	7,918	128
*	Beacon Roofing Supply, Inc.	9,237	101
	Kaman Corp. Class A	5,309	62
*	RSC Holdings Inc.	11,632	54
*	Interline Brands, Inc.	6,035	48
*	Rush Enterprises, Inc.
	Class A	5,420	44
*	United Rentals, Inc.	9,821	40
	Aircastle Ltd.	9,841	32
*	Titan Machinery, Inc.	2,741	25
	TAL International Group, Inc.	3,348	25
*	H&E Equipment Services, Inc.	4,312	22
	Houston Wire & Cable Co.	3,394	20
	Lawson Products, Inc.	907	16
	Textainer Group Holdings Ltd.	2,512	15
*	Rush Enterprises, Inc. Class B	1,779	14
			3,106
Transportation Infrastructure (0.0%)
	Macquarie
	Infrastructure Co. LLC	8,954	12
Total Common Stocks
(Cost $349,280)			163,753

	Temporary Cash Investment (0.1%)
1,2	Vanguard Market
	Liquidity Fund, 0.663%
	(Cost $113)	112,801	113
	Total Investments (100.1%)
	(Cost $349,393)		163,866
	Other Assets and Liabilities (–0.1%)
	Other Assets		2,103
	Liabilities[2]		(2,199)
			(96)
	Net Assets (100%)		163,770

At February 28, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	359,847
Undistributed Net Investment Income	1,108
Accumulated Net Realized Losses	(11,658)
Unrealized Appreciation (Depreciation)	(185,527)
Net Assets	163,770

Admiral Shares—Net Assets
Applicable to 302,692 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	4,843
Net Asset Value Per Share—
Admiral Shares	$16.00

ETF Shares—Net Assets
Applicable to 5,101,305 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	158,927
Net Asset Value Per Share—
ETF Shares	$31.15

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. The total value of securities on loan is $103,000.

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2  Includes $113,000 of collateral received for securities on loan.

See accompanying Notes, which are an integral part of the Financial Statements.

55

Industrials Index Fund

Statement of Operations

Six Months Ended
February 28, 2009
($000)
Investment Income
Income
Dividends	3,828
Interest[1]	2
Security Lending	4
Total Income	3,834
Expenses
The Vanguard Group—Note B
Investment Advisory Services	29
Management and Administrative—
Admiral Shares	6
Management and Administrative—
ETF Shares	139
Marketing and Distribution—
Admiral Shares	1
Marketing and Distribution—
ETF Shares	40
Custodian Fees	23
Auditing Fees	1
Shareholders’ Reports—Admiral Shares	—
Shareholders’ Reports—ETF Shares	14
Total Expenses	253
Net Investment Income	3,581
Realized Net Gain (Loss)
on Investment Securities Sold	(5,707)
Change in Unrealized Appreciation
(Depreciation) of Investment Securities	(164,088)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(166,214)

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,581	4,411
Realized Net Gain (Loss)	(5,707)	18,166
Change in Unrealized Appreciation (Depreciation)	(164,088)	(46,076)
Net Increase (Decrease) in Net Assets Resulting from Operations	(166,214)	(23,499)
Distributions
Net Investment Income
Admiral Shares	(158)	(67)
ETF Shares	(5,112)	(3,337)
Realized Capital Gain
Admiral Shares	—	—
ETF Shares	—	—
Total Distributions	(5,270)	(3,404)
Capital Share Transactions
Admiral Shares	(427)	7,721
ETF Shares	(21,840)	143,649
Net Increase (Decrease) from Capital Share Transactions	(22,267)	151,370
Total Increase (Decrease)	(193,751)	124,467
Net Assets
Beginning of Period	357,521	233,054
End of Period[2]	163,770	357,521

1  Interest income from an affiliated company of the fund was $2,000.

2  Net Assets—End of Period includes undistributed net investment income of $1,108,000 and $2,797,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Industrials Index Fund

Financial Highlights

Admiral Shares

	Six Months			May 8,
	Ended	Year Ended		2006[1] to
	February 28,	August 31,		Aug. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$34.20	$37.94	$30.72	$34.10
Investment Operations
Net Investment Income	.406	.576[2]	.510[2]	.164[2]
Net Realized and Unrealized Gain (Loss)
on Investments	(18.049)	(3.816)	7.090	(3.544)
Total from Investment Operations	(17.643)	(3.240)	7.600	(3.380)
Distributions
Dividends from Net Investment Income	(.557)	(.500)	(.380)	—
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.557)	(.500)	(.380)	—
Net Asset Value, End of Period	$16.00	$34.20	$37.94	$30.72

Total Return[3]	–51.99%	–8.67%	24.90%	–9.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5	$11	$4	$0.2
Ratio of Total Expenses to
Average Net Assets	0.26%[4]	0.25%	0.26%	0.28%[4]
Ratio of Net Investment Income to
Average Net Assets	3.33%[4]	1.63%	1.46%	1.35%[4]
Portfolio Turnover Rate[5]	9%[4]	7%	13%	9%

ETF Shares

	Six Months				Sept. 23,
	Ended				2004[1] to
For a Share Outstanding	February 28,	Year Ended August 31,			Aug. 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$66.65	$73.94	$59.85	$54.30	$48.79
Investment Operations
Net Investment Income	.800	1.157[2]	1.026[2]	.842[2]	.650
Net Realized and Unrealized Gain (Loss)
on Investments	(35.189)	(7.466)	13.808	5.160	5.180
Total from Investment Operations	(34.389)	(6.309)	14.834	6.002	5.830
Distributions
Dividends from Net Investment Income	(1.111)	(.981)	(.744)	(.452)	(.320)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.111)	(.981)	(.744)	(.452)	(.320)
Net Asset Value, End of Period	$31.15	$66.65	$73.94	$59.85	$54.30

Total Return	–51.99%	–8.65%	24.95%	11.08%	11.94%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$159	$347	$229	$120	$16
Ratio of Total Expenses to
Average Net Assets	0.24%[4]	0.20%	0.22%	0.25%	0.26%[4]
Ratio of Net Investment Income to
Average Net Assets	3.35%[4]	1.68%	1.50%	1.38%	1.30%[4]
Portfolio Turnover Rate[5]	9%[4]	7%	13%	9%	11%

1 Inception.

2  Calculated based on average shares outstanding.

3  Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year.

4  Annualized.

5  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund's capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

57

Industrials Index Fund

Notes to Financial Statements

Vanguard Industrials Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Admiral Shares and ETF Shares. Admiral Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2005–2008) and for the period ended February 28, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2009, the fund had contributed capital of $49,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 0.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Industrials Index Fund

During the six months ended February 28, 2009, the fund realized $1,912,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2008, the fund had available realized losses of $3,935,000 to offset future net capital gains of $18,000 through August 31, 2014, $283,000 through August 31, 2015, $552,000 through August 31, 2016, and $3,082,000 through August 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At February 28, 2009, the cost of investment securities for tax purposes was $349,393,000. Net unrealized depreciation of investment securities for tax purposes was $185,527,000, consisting of unrealized gains of $120,000 on securities that had risen in value since their purchase and $185,647,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended February 28, 2009, the fund purchased $70,398,000 of investment securities and sold $94,215,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2009		August 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	1,623	77	9,334	262
Issued in Lieu of Cash Distributions	128	6	56	2
Redeemed[1]	(2,178)	(97)	(1,669)	(48)
Net Increase (Decrease)—Admiral Shares	(427)	(14)	7,721	216
ETF Shares
Issued	60,175	1,500	250,498	3,601
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(82,015)	(1,600)	(106,849)	(1,500)
Net Increase (Decrease)—ETF Shares	(21,840)	(100)	143,649	2,101

1 Net of redemption fees for fiscal 2009 and 2008 of $23,000 and $25,000, respectively (fund totals).

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2009, 100% of the fund’s investments were valued based on Level 1 inputs.

Information Technology Index Fund

Fund Profile

As of February 28, 2009

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	409	409	2,474
Median Market Cap	$71.6B	$71.6B	$21.7B
Price/Earnings Ratio	13.4x	13.4x	12.1x
Price/Book Ratio	2.2x	2.2x	1.5x
Yield[3]		1.3%	3.1%
Admiral Shares	1.0%
ETF Shares	1.0%
Return on Equity	22.7%	22.7%	21.0%
Earnings Growth Rate	29.2%	29.1%	17.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	21%	—	—
Expense Ratio[5]		—	—
Admiral Shares	0.28%
ETF Shares	0.25%
Short-Term Reserves	0.0%	—	—

Volatility Measures[6]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.80
Beta	1.00	1.10

Industry Diversification (% of equity exposure)

Application Software	3.9%
Communications Equipment	14.7
Computer Hardware	22.0
Computer Storage & Peripherals	2.9
Data Processing & Outsourced Services	8.3
Electronic Equipment & Instruments	1.2
Internet Software & Services	9.9
IT Consulting & Other Services	2.5
Semiconductor Equipment	2.2
Semiconductors	11.6
Systems Software	17.3
Other Information Technology	3.5

Ten Largest Holdings[7] (% of total net assets)

Microsoft Corp.	9.5%
International Business Machines Corp.	9.1
Cisco Systems, Inc.	6.3
Google Inc.	6.0
Apple Inc.	5.8
Hewlett-Packard Co.	5.2
Intel Corp.	5.2
Oracle Corp.	4.7
QUALCOMM Inc.	4.1
Visa Inc.	1.9
Top Ten	57.8%

1  MSCI US IMI/Information Technology.

2  MSCI US IMI/2500.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.

4  Annualized.

5  The expense ratios shown are from the prospectuses dated December 29, 2008, and represent estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended February 28, 2009, the annualized expense ratios were 0.26% for the Admiral Shares and 0.24% for the ETF Shares.

6  For an explanation of R-squared, beta, and other terms used here, see the Glossary.

7  The holdings listed exclude any temporary cash investments and equity index products.

Information Technology Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): January 26, 2004–February 28, 2009

Average Annual Total Returns: Periods Ended December 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

			Since
	Inception Date	One Year	Inception
ETF Shares	1/26/2004
Market Price		–42.84%	–7.27%
Net Asset Value		–42.83	–7.25
Admiral Shares[2]	3/25/2004	–42.86	–5.40

1  Six months ended February 28, 2009.

2  Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year.

Note: See Financial Highlights tables for dividend and capital gains information.

Information Technology Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)
Communications Equipment (14.7%)
*	Cisco Systems, Inc.	1,366,818	19,915
	QUALCOMM Inc.	386,388	12,917
	Corning, Inc.	362,866	3,828
	Motorola, Inc.	529,010	1,862
*	Juniper Networks, Inc.	123,270	1,752
	Harris Corp.	31,416	1,171
*	F5 Networks, Inc.	18,670	373
*	Tellabs, Inc.	87,439	332
*	InterDigital, Inc.	10,355	304
*	Polycom, Inc.	19,697	262
*	Brocade Communications
	Systems, Inc.	86,089	239
*	Comtech
	Telecommunications Corp.	5,768	218
*	3Com Corp.	94,445	209
	ADTRAN Inc.	13,224	191
*	Arris Group Inc.	28,363	174
*	Tekelec	13,816	169
*	EchoStar Corp.	9,754	160
*	Starent Networks Corp.	9,206	146
*	CommScope, Inc.	16,246	145
*	JDS Uniphase Corp.	50,038	138
*	Riverbed Technology, Inc.	12,530	131
*	Infinera Corp.	17,436	126
*	Avocent Corp.	10,329	124
*	Harmonic, Inc.	21,914	119
*	ViaSat, Inc.	6,461	118
*	Sycamore Networks, Inc.	45,917	116
*	Ciena Corp.	20,853	112
*	Emulex Corp.	19,766	104
*	Neutral Tandem, Inc.	5,028	100
*	Blue Coat Systems, Inc.	9,021	99
	Plantronics, Inc.	11,259	97
*	NETGEAR, Inc.	8,269	91
	Black Box Corp.	4,087	81
*	Sonus Networks, Inc.	63,309	79
*	ADC
	Telecommunications, Inc.	27,070	77
*	EMS Technologies, Inc.	3,670	74

*	DG FastChannel Inc.	3,650	57
*	Ixia	8,884	44
*	Cogo Group, Inc.	6,244	39
*	Aruba Networks, Inc.	12,568	35
*	Loral Space and
	Communications Ltd.	2,838	34
*	Airvana, Inc.	5,321	29
*	Extreme Networks, Inc.	19,577	28
*	UTStarcom, Inc.	24,931	25
*	BigBand Networks Inc.	4,482	24
*	Acme Packet, Inc.	5,456	24
*	Hughes
	Communications Inc.	2,260	24
*	Harris Stratex
	Networks, Inc. Class A	5,969	23
*	Finisar Corp.	88,791	22
	Bel Fuse, Inc. Class B	1,966	18
*	Orbcomm, Inc.	5,968	12
*	MRV Communications Inc.	36,681	11
*	Powerwave Technologies, Inc.	30,671	10
*	OpNext, Inc.	5,064	8
	Bel Fuse, Inc. Class A	529	5
			46,625
Computers & Peripherals (24.9%)
	International Business
	Machines Corp.	313,617	28,862
*	Apple Inc.	207,489	18,531
	Hewlett-Packard Co.	571,711	16,597
*	EMC Corp.	476,422	5,002
*	Dell Inc.	411,538	3,510
*	NetApp, Inc.	76,417	1,027
*	Sun Microsystems, Inc.	172,434	807
*	Western Digital Corp.	51,454	703
*	Teradata Corp.	41,382	640
	Seagate Technology	113,151	487
*	SanDisk Corp.	52,757	470
	Diebold, Inc.	15,429	341
*	Lexmark International, Inc.	18,322	314
*	NCR Corp.	37,937	300
*	QLogic Corp.	30,368	280
*	Palm, Inc.	24,098	174
*	Synaptics Inc.	7,457	155
*	Intermec, Inc.	11,413	115
*	Electronics for Imaging, Inc.	12,254	109
*	Data Domain, Inc.	8,362	109
*	Avid Technology, Inc.	8,649	86
*	Adaptec, Inc.	28,105	66
	Imation Corp.	7,468	60
*	Netezza Corp.	7,644	44
*	3PAR, Inc.	6,369	43
*	Stratasys, Inc.	4,658	42
*	Compellent Technologies, Inc.	3,144	41
*	Novatel Wireless, Inc.	7,395	40
*	STEC Inc.	6,576	37
*	Rackable Systems Inc.	6,942	26
*	Quantum Corp.	48,385	18
*	Isilon Systems Inc.	5,204	12
*	Hutchinson Technology, Inc.	5,394	10
			79,058

Electronic Equipment, Instruments
& Components (3.3%)
*	Agilent Technologies, Inc.	83,565	1,159
	Amphenol Corp.	41,050	1,044
	Tyco Electronics Ltd.	106,853	1,013
*	FLIR Systems, Inc.	30,652	626
*	Avnet, Inc.	34,961	604
*	Arrow Electronics, Inc.	27,743	461
*	Mettler-Toledo
	International Inc.	7,924	422
*	Trimble Navigation Ltd.	28,043	395
*	Flextronics International Ltd.	189,017	389
*	Ingram Micro, Inc. Class A	34,625	377
*	Itron, Inc.	7,955	355
*	Dolby Laboratories Inc.	12,027	337
	National Instruments Corp.	13,654	235
*	Tech Data Corp.	12,227	211
*	Anixter International Inc.	6,920	204
	Molex, Inc. Class A	17,338	182
	Jabil Circuit, Inc.	41,331	171
	Molex, Inc.	14,782	168
*	Benchmark Electronics, Inc.	15,367	150
*	Plexus Corp.	9,081	117
*	Cogent Inc.	10,282	107
	AVX Corp.	11,964	102
	Cognex Corp.	9,210	101
*	Vishay Intertechnology, Inc.	39,653	101
*	Rofin-Sinar Technologies Inc.	6,745	99
*	ScanSource, Inc.	6,141	97
*	L-1 Identity Solutions Inc.	19,072	88
*	Coherent, Inc.	5,549	85
	MTS Systems Corp.	3,568	84
*	Rogers Corp.	4,151	76
	Park Electrochemical Corp.	4,536	71
*	DTS Inc.	4,242	70
*	Checkpoint Systems, Inc.	9,015	70
*	SYNNEX Corp.	4,113	61
*	OSI Systems Inc.	3,742	59
*	Littelfuse, Inc.	5,063	58
	Daktronics, Inc.	8,031	55
*	Brightpoint, Inc.	12,384	49
*	TTM Technologies, Inc.	9,976	46
*	Universal Display Corp.	7,563	46
*	IPG Photonics Corp.	5,220	44
*	FARO Technologies, Inc.	3,702	44
*	Echelon Corp.	6,654	40
	Electro Rent Corp.	4,569	35
*	Electro Scientific
	Industries, Inc.	6,348	34
*	Multi-Fineline Electronix, Inc.	2,331	33
	Methode Electronics, Inc.
	Class A	8,902	32
*	Sanmina-SCI Corp.	123,920	31
*	Newport Corp.	7,583	31
*	Insight Enterprises, Inc.	10,634	28
	CTS Corp.	7,868	25
	Agilysys, Inc.	5,038	18
*	Comverge Inc.	3,450	15
*	ICx Technologies, Inc.	2,812	13

	Technitrol, Inc.	9,091	12
*	Smart Modular
	Technologies Inc.	8,583	10
*	GSI Group, Inc.	8,756	8
			10,598
Internet Software & Services (9.9%)
*	Google Inc.	55,912	18,898
*	Yahoo! Inc.	307,722	4,071
*	eBay Inc.	253,401	2,754

Information Technology Index Fund

			Market
			Value•
		Shares	($000)
*	VeriSign, Inc.	45,289	875
*	Akamai Technologies, Inc.	39,476	714
*	Equinix, Inc.	7,760	360
*	IAC/InterActiveCorp	22,336	333
*	Sohu.com Inc.	6,221	307
*	SINA.com	12,276	264
*	VistaPrint Ltd.	9,730	238
*	Digital River, Inc.	8,550	205
*	j2 Global
	Communications, Inc.	10,122	190
*	Interwoven Inc.	10,691	172
*	Omniture, Inc.	14,644	166
*	EarthLink, Inc.	25,611	161
*	ValueClick, Inc.	20,223	127
*	Websense, Inc.	10,377	116
*	Mercadolibre Inc.	6,648	111
*	DealerTrack Holdings Inc.	8,652	91
*	AsiaInfo Holdings, Inc.	7,003	85
	United Online, Inc.	18,013	84
*	S1 Corp.	13,079	75
*	Vocus, Inc.	4,171	69
*	Bankrate, Inc.	3,036	68
*	Art Technology Group, Inc.	30,124	66
*	GSI Commerce, Inc.	4,981	55
*	SonicWALL, Inc.	12,450	55
*	Move, Inc.	33,736	55
*	RealNetworks, Inc.	23,304	54
*	SAVVIS, Inc.	8,718	49
	NIC Inc.	9,497	47
*	WebMD Health Corp.
	Class A	2,009	47
*	InfoSpace, Inc.	8,066	43
*	The Knot, Inc.	6,745	42
*	Vignette Corp.	5,551	37
*	Internet Capital Group Inc.	9,036	37
*	ComScore Inc.	4,046	36
*	LoopNet, Inc.	6,225	36
*	Constant Contact, Inc.	2,623	36
*	Internap Network
	Services Corp.	11,723	36
*	Internet Brands Inc.	6,658	32
*	Switch and Data Inc.	4,428	27
*	Terremark Worldwide, Inc.	9,671	27
*	Perficient, Inc.	7,124	25
	Marchex, Inc.	5,960	24
*	Limelight Networks Inc.	8,717	23
*	DivX, Inc.	4,462	21
*	ModusLink Global
	Solutions, Inc.	10,873	21
*	Liquidity Services, Inc.	3,589	17
*	Chordiant Software, Inc.	7,101	15
*	Dice Holdings Inc.	5,072	12
*	TechTarget	2,422	6
			31,515
IT Services (10.9%)
	Visa Inc.	104,798	5,943

	Accenture Ltd.	143,006	4,174
	Automatic Data
	Processing, Inc.	118,573	4,049
	MasterCard, Inc. Class A	20,669	3,266
	Western Union Co.	167,061	1,865
	Paychex, Inc.	75,796	1,672
*	Cognizant Technology
	Solutions Corp.	67,968	1,251
*	Computer Sciences Corp.	35,358	1,228
*	Fiserv, Inc.	37,392	1,220
*	Affiliated Computer
	Services, Inc. Class A	21,229	990
*	SAIC, Inc.	44,908	849
	Fidelity National Information
	Services, Inc.	44,347	776
*	Hewitt Associates, Inc.	19,803	584
	Lender Processing
	Services, Inc.	22,237	583
	Global Payments Inc.	18,718	574
	Broadridge Financial
	Solutions LLC	33,002	527
	Total System Services, Inc.	38,956	490
*	Alliance Data
	Systems Corp.	15,071	446
*	Metavante Technologies	20,769	349
*	CACI International, Inc.	7,007	300
*	NeuStar, Inc. Class A	18,233	283
*	ManTech
	International Corp.	5,007	261
*	DST Systems, Inc.	8,689	256
*	Perot Systems Corp.	20,808	237
*	CyberSource Corp.	15,291	188
*	Convergys Corp.	28,205	182
	MAXIMUS, Inc.	4,315	159
*	Gartner, Inc. Class A	15,220	154
	Acxiom Corp.	17,047	141
*	Genpact, Ltd.	17,308	137
*	SRA International, Inc.	9,879	134
*	Wright Express Corp.	8,966	131
	Syntel, Inc.	5,818	118
*	CSG Systems
	International, Inc.	8,049	109
*	Euronet Worldwide, Inc.	9,740	95
*	Sapient Corp.	22,668	87
*	TeleTech Holdings, Inc.	9,817	85
*	Forrester Research, Inc.	3,786	70
*	VeriFone Holdings, Inc.	15,734	68
*	NCI, Inc.	1,625	44
	Cass Information
	Systems, Inc.	1,708	44
*	Ciber, Inc.	15,014	39
*	RightNow Technologies Inc.	4,707	38
*	TNS Inc.	5,241	35
*	Integral Systems, Inc.	3,600	33
*	Global Cash Access, Inc.	10,780	30
*	Unisys Corp.	83,933	30
	Heartland Payment
	Systems, Inc.	5,253	29
*	ExlService Holdings, Inc.	3,365	27

*	Ness Technologies Inc.	8,244	24
*	infoGROUP, Inc.	7,962	24
*	China Information Security
	Technology, Inc.	6,055	16
	iGATE Corp.	5,033	15
	Gevity HR, Inc.	5,564	12
			34,471
Office Electronics (0.4%)
	Xerox Corp.	202,469	1,049
*	Zebra Technologies Corp.
	Class A	15,095	265
			1,314
Semiconductors &
Semiconductor Equipment (13.8%)
	Intel Corp.	1,298,424	16,542
	Texas Instruments, Inc.	302,645	4,343
	Applied Materials, Inc.	313,202	2,885
*	Broadcom Corp.	104,255	1,715
	Analog Devices, Inc.	67,969	1,267
	Xilinx, Inc.	64,182	1,135
	Linear Technology Corp.	51,754	1,128
	Altera Corp.	69,844	1,071
*	NVIDIA Corp.	123,417	1,022
*	Marvell Technology
	Group Ltd.	121,201	910
	Microchip Technology, Inc.	42,776	803
*	MEMC Electronic
	Materials, Inc.	52,481	788
	KLA-Tencor Corp.	39,425	680
	National
	Semiconductor Corp.	53,568	584
*	Micron Technology, Inc.	178,263	574
*	LAM Research Corp.	29,075	569
*	LSI Corp.	149,241	433
*	Cree, Inc.	18,447	362
*	Atmel Corp.	98,134	350
*	ON Semiconductor Corp.	90,455	331
*	Varian Semiconductor
	Equipment Associates, Inc.	16,812	307
*	Advanced Micro Devices, Inc.	140,570	306
*	Novellus Systems, Inc.	22,955	293
	Intersil Corp.	28,631	289
*	PMC Sierra Inc.	51,663	264
*	Skyworks Solutions, Inc.	38,403	250
*	Silicon Laboratories Inc.	10,516	230
*	International Rectifier Corp.	16,835	211
*	Cypress Semiconductor Corp.	35,046	195
*	Microsemi Corp.	18,918	191
*	Rambus Inc.	21,881	187
*	Integrated Device
	Technology Inc.	39,296	176
*	Semtech Corp.	14,514	171
*	Atheros
	Communications, Inc.	13,990	169
*	Teradyne, Inc.	39,060	161
*	FormFactor Inc.	10,745	155
*	Cymer, Inc.	6,913	128
*	MKS Instruments, Inc.	9,676	122
*	FEI Co.	8,503	122

*	Tessera Technologies, Inc.	11,194	121
*	Cabot Microelectronics Corp.	5,437	112
*	Hittite Microwave Corp.	3,979	110
*	Fairchild Semiconductor
	International, Inc.	29,160	102
*	ATMI, Inc.	7,300	97
*	Verigy Ltd.	13,964	96
*	Netlogic Microsystems Inc.	4,009	95
*	Monolithic Power Systems	6,682	86
*	Sigma Designs, Inc.	6,203	85
	Micrel, Inc.	12,335	82
*	OmniVision Technologies, Inc.	11,960	81
*	Standard Microsystem Corp.	5,195	81
*	TriQuint Semiconductor, Inc.	33,815	79
*	Brooks Automation, Inc.	14,860	64
*	Zoran Corp.	12,123	63
*	Ultratech, Inc.	5,205	57
*	Supertex, Inc.	2,698	56
*	Diodes Inc.	7,152	56
*	Applied Micro Circuits Corp.	15,161	55
*	Actel Corp.	6,020	55
*	Cavium Networks, Inc.	5,721	54
*	RF Micro Devices, Inc.	58,029	53
*	Advanced Energy
	Industries, Inc.	7,802	53
*	Exar Corp.	8,475	50
*	Cirrus Logic, Inc.	13,640	48
*	Amkor Technology, Inc.	27,793	47
	Cohu, Inc.	5,148	44
*	Silicon Image, Inc.	17,186	40
*	DSP Group Inc.	6,471	36
*	Lattice Semiconductor Corp.	26,940	35

Information Technology Index Fund

			Market
			Value•
		Shares	($000)
*	Advanced Analogic
	Technologies, Inc.	10,143	32
*	Silicon Storage
	Technology, Inc.	20,981	31
*	Veeco Instruments, Inc.	7,132	30
*	ANADIGICS, Inc.	14,750	24
*	Rudolph Technologies, Inc.	6,791	18
*	Trident Microsystems, Inc.	14,239	18
*	Kulicke & Soffa Industries, Inc.	12,512	17
*	Entegris Inc.	26,316	16
*	Rubicon Technology, Inc.	2,843	11
*	EMCORE Corp.	14,506	10
*	Mattson Technology, Inc.	11,544	7
*	Conexant Systems, Inc.	11,088	5
*	Spansion Inc. Class A	28,137	1
			43,732
Software (22.0%)
	Microsoft Corp.	1,869,256	30,188
*	Oracle Corp.	962,540	14,958
*	Symantec Corp.	195,142	2,699
*	Adobe Systems, Inc.	123,935	2,070
	CA, Inc.	96,780	1,640
*	Intuit, Inc.	71,519	1,630
*	Activision Blizzard, Inc.	139,107	1,395
*	BMC Software, Inc.	44,111	1,307
*	Electronic Arts Inc.	74,896	1,222
*	McAfee Inc.	35,627	996
*	Citrix Systems, Inc.	42,356	872
*	salesforce.com, inc.	24,204	678
*	Autodesk, Inc.	52,806	670
*	Synopsys, Inc.	33,632	627
*	Red Hat, Inc.	44,757	613
*	Sybase, Inc.	18,918	514
^	FactSet Research
	Systems Inc.	10,574	408
*	ANSYS, Inc.	19,889	401
*	Macrovision Solutions Corp.	23,831	375
*	Nuance
	Communications, Inc.	42,222	374
*	Compuware Corp.	59,010	349
*	Solera Holdings, Inc.	15,271	317
*	MICROS Systems, Inc.	18,854	303
	Jack Henry & Associates Inc.	17,934	286
*	Informatica Corp.	20,607	266
*	Novell, Inc.	81,924	259
*	Cadence Design
	Systems, Inc.	60,303	253
*	Parametric Technology Corp.	26,706	217
*	VMware Inc.	10,261	213
*	TIBCO Software Inc.	42,668	206
*	Concur Technologies, Inc.	9,717	204
*	Blackboard Inc.	6,893	189
*	Ariba, Inc.	19,879	174
*	Quest Software, Inc.	15,343	173
	Quality Systems, Inc.	4,294	166
*	TiVo Inc.	22,420	159

*	Progress Software Corp.	9,497	151
*	ACI Worldwide, Inc.	7,944	142
*	Net 1 UEPS
Technologies, Inc.		9,368	136
Fair Isaac, Inc.		11,313	124
*	Wind River Systems Inc.	16,180	122
*,^	Advent Software, Inc.	4,381	119
*	EPIQ Systems, Inc.	6,969	118
*	Lawson Software, Inc.	30,486	117
*	Tyler Technologies, Inc.	8,541	116
	Take-Two Interactive
	Software, Inc.	18,054	112
*	SPSS, Inc.	4,229	106
	Blackbaud, Inc.	10,180	104
*	Commvault Systems, Inc.	9,303	102
*	Mentor Graphics Corp.	21,188	94
*	Manhattan Associates, Inc.	5,723	85
*	MicroStrategy Inc.	2,124	78
*	The Ultimate Software
	Group, Inc.	5,765	75
*	NetScout Systems, Inc.	5,488	72
*	Telecommunication
	Systems, Inc.	8,291	68
*	JDA Software Group, Inc.	6,857	66
*	Taleo Corp. Class A	5,631	51
	Pegasystems Inc.	3,389	49
*	MSC Software Corp.	10,485	48
*	Synchronoss Technologies, Inc.	4,761	45
*	ArcSight, Inc.	4,350	41
*	THQ Inc.	15,579	39
*	SuccessFactors Inc.	7,162	36
*	Epicor Software Corp.	12,530	35
*	VASCO Data Security
	International, Inc.	6,791	34
*	NetSuite Inc.	3,522	32
*	Symyx Technologies, Inc.	7,501	28
*	Kenexa Corp.	4,738	22
*	FalconStor Software, Inc.	6,907	17
*	Radiant Systems, Inc.	6,048	17
	Renaissance Learning, Inc.	1,700	12
*	Monotype Imaging
	Holdings Inc.	4,438	11
*	Magma Design
	Automation, Inc.	9,313	10
*	Deltek, Inc.	2,516	9
			70,014
Total Common Stocks
(Cost $549,496)			317,327
Temporary Cash Investment (0.1%)
1,2	Vanguard Market
	Liquidity Fund, 0.663%
	(Cost $255)	254,801	255
Total Investments (100.0%)
(Cost $549,751)			317,582
Other Assets and Liabilities (0.0%)
Other Assets			2,196
Liabilities[2]			(2,252)
			(56)
Net Assets (100%)			317,526

At February 28, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	583,789
Undistributed Net Investment Income	356
Accumulated Net Realized Losses	(34,450)
Unrealized Appreciation (Depreciation)	(232,169)
Net Assets	317,526

Admiral Shares—Net Assets
Applicable to 873,622 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	14,115
Net Asset Value Per Share—
Admiral Shares	$16.16

ETF Shares—Net Assets
Applicable to 9,614,517 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	303,411
Net Asset Value Per Share—
ETF Shares	$31.56

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. The total value of securities on loan is $246,000.

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2  Includes $255,000 of collateral received for securities on loan.

See accompanying Notes, which are an integral part of the Financial Statements.

Information Technology Index Fund

Statement of Operations

Six Months Ended
February 28, 2009
($000)
Investment Income
Income
Dividends	1,983
Interest[1]	2
Security Lending	10
Total Income	1,995
Expenses
The Vanguard Group—Note B
Investment Advisory Services	41
Management and Administrative—
Admiral Shares	15
Management and Administrative—
ETF Shares	252
Marketing and Distribution—
Admiral Shares	3
Marketing and Distribution—
ETF Shares	64
Custodian Fees	21
Auditing Fees	1
Shareholders’ Reports—Admiral Shares	—
Shareholders’ Reports—ETF Shares	26
Total Expenses	423
Net Investment Income	1,572
Realized Net Gain (Loss)
on Investment Securities Sold	(26,175)
Change in Unrealized Appreciation
(Depreciation) of Investment Securities	(180,950)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(205,553)

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,572	2,711
Realized Net Gain (Loss)	(26,175)	32,592
Change in Unrealized Appreciation (Depreciation)	(180,950)	(98,555)
Net Increase (Decrease) in Net Assets Resulting from Operations	(205,553)	(63,252)
Distributions
Net Investment Income
Admiral Shares	(133)	(64)
ETF Shares	(3,037)	(1,663)
Realized Capital Gain
Admiral Shares	—	—
ETF Shares	—	—
Total Distributions	(3,170)	(1,727)
Capital Share Transactions
Admiral Shares	(2,130)	16,473
ETF Shares	5,656	119,838
Net Increase (Decrease) from Capital Share Transactions	3,526	136,311
Total Increase (Decrease)	(205,197)	71,332
Net Assets
Beginning of Period	522,723	451,391
End of Period[2]	317,526	522,723

1  Interest income from an affiliated company of the fund was $2,000.

2  Net Assets—End of Period includes undistributed net investment income of $356,000 and $1,954,000.

See accompanying Notes, which are an integral part of the Financial Statements.

65

Information Technology Index Fund

Financial Highlights

Admiral Shares

	Six Months					Mar. 25,
	Ended					2004[1] to
For a Share Outstanding	February 28,	Year Ended August 31,				Aug. 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$27.28	$29.95	$24.40	$23.93	$20.72	$23.40
Investment Operations
Net Investment Income	.079	.121	.110[2]	.084[2]	.351[3]	.010
Net Realized and Unrealized Gain (Loss)
on Investments	(11.043)	(2.706)	5.500	.424	3.182	(2.690)
Total from Investment Operations	(10.964)	(2.585)	5.610	.508	3.533	(2.680)
Distributions
Dividends from Net Investment Income	(.156)	(.085)	(.060)	(.038)	(.323)	—
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.156)	(.085)	(.060)	(.038)	(.323)	—
Net Asset Value, End of Period	$16.16	$27.28	$29.95	$24.40	$23.93	$20.72

Total Return[4]	–40.23%	–8.67%	23.02%	2.12%	17.05%	–11.45%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14	$26	$12	$5	$2	$0.2
Ratio of Total Expenses to
Average Net Assets	0.26%[5]	0.25%	0.26%	0.28%	0.28%	0.28%[5]
Ratio of Net Investment Income to
Average Net Assets	0.87%[5]	0.46%	0.38%	0.33%	1.26%[3]	0.12%[5]
Portfolio Turnover Rate[6]	21%[5]	11%	8%	8%	7%	9%

ETF Shares

	Six Months					Jan. 26,
	Ended					2004[1] to
For a Share Outstanding	February 28,	Year Ended August 31,				Aug. 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$53.32	$58.52	$47.66	$46.76	$40.46	$50.89
Investment Operations
Net Investment Income	.162	.249	.231[2]	.175[2]	.670[7]	.030
Net Realized and Unrealized Gain (Loss)
on Investments	(21.596)	(5.274)	10.765	.816	6.239	(10.460)
Total from Investment Operations	(21.434)	(5.025)	10.996	.991	6.909	(10.430)
Distributions
Dividends from Net Investment Income	(.326)	(.175)	(.136)	(.091)	(.609)	—
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.326)	(.175)	(.136)	(.091)	(.609)	—
Net Asset Value, End of Period	$31.56	$53.32	$58.52	$47.66	$46.76	$40.46

Total Return	–40.23%	–8.62%	23.10%	2.11%	17.07%	–20.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$303	$497	$439	$172	$51	$16
Ratio of Total Expenses to
Average Net Assets	0.24%[5]	0.20%	0.22%	0.25%	0.26%	0.28%[5]
Ratio of Net Investment Income to
Average Net Assets	0.89%[5]	0.51%	0.42%	0.36%	1.28%[7]	0.12%[5]
Portfolio Turnover Rate[6]	21%[5]	11%	8%	8%	7%	9%

1 Inception.

2  Calculated based on average shares outstanding.

3  Net investment income per share and the ratio of net investment income to average net assets include $.284 and 1.00%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

4  Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year.

5  Annualized.

6  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

7  Net investment income per share and the ratio of net investment income to average net assets include $.553 and 1.00%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

See accompanying Notes, which are an integral part of the Financial Statements.

Information Technology Index Fund

Notes to Financial Statements

Vanguard Information Technology Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Admiral Shares and ETF Shares. Admiral Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2005–2008) and for the period ended February 28, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2009, the fund had contributed capital of $86,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 0.03% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

67

Information Technology Index Fund

During the six months ended February 28, 2009, the fund realized $1,583,000 of net capital losses resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such losses are not taxable losses to the fund, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2008, the fund had available realized losses of $9,645,000 to offset future net capital gains of $63,000 through August 31, 2013, $188,000 through August 31, 2014, $612,000 through August 31, 2015, $218,000 through August 31, 2016, and $8,564,000 through August 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At February 28, 2009, the cost of investment securities for tax purposes was $549,751,000. Net unrealized depreciation of investment securities for tax purposes was $232,169,000, consisting of unrealized gains of $162,000 on securities that had risen in value since their purchase and $232,331,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended February 28, 2009, the fund purchased $142,835,000 of investment securities and sold $141,246,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2009		August 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	2,508	142	22,099	752
Issued in Lieu of Cash Distributions	116	7	58	2
Redeemed[1]	(4,754)	(232)	(5,684)	(206)
Net Increase (Decrease)—Admiral Shares	(2,130)	(83)	16,473	548
ETF Shares
Issued	103,764	2,900	344,646	6,010
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(98,108)	(2,600)	(224,808)	(4,200)
Net Increase (Decrease)—ETF Shares	5,656	300	119,838	1,810

1 Net of redemption fees for fiscal 2009 and 2008 of $60,000 and $70,000, respectively (fund totals).

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2009, 100% of the fund’s investments were valued based on Level 1 inputs.

Materials Index Fund

Fund Profile

As of February 28, 2009

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	119	119	2,474
Median Market Cap	$9.7B	$9.7B	$21.7B
Price/Earnings Ratio	12.4x	12.5x	12.1x
Price/Book Ratio	1.4x	1.4x	1.5x
Yield[3]		3.3%	3.1%
Admiral Shares	3.0%
ETF Shares	3.1%
Return on Equity	18.2%	18.3%	21.0%
Earnings Growth Rate	19.3%	19.4%	17.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	11%	—	—
Expense Ratio[5]		—	—
Admiral Shares	0.28%
ETF Shares	0.25%
Short-Term Reserves	0.0%	—	—

Volatility Measures[6]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.82
Beta	1.00	1.24

Industry Diversification (% of equity exposure)

Aluminum	2.0%
Commodity Chemicals	1.0
Construction Materials	3.4
Diversified Chemicals	13.3
Diversified Metals & Mining	5.5
Fertilizers & Agricultural Chemicals	21.1
Forest Products	2.1
Gold	7.8
Industrial Gases	11.0
Metal & Glass Containers	5.8
Paper Packaging	3.1
Paper Products	2.0
Specialty Chemicals	13.0
Steel	8.6
Other Materials	0.3

Ten Largest Holdings[7] (% of total net assets)

Monsanto Co.	15.6%
Newmont Mining Corp. (Holding Co.)	7.3
Praxair, Inc.	6.5
E.I. du Pont de Nemours & Co.	6.3
Freeport-McMoRan Copper & Gold, Inc. Class B	4.3
Nucor Corp.	3.9
Air Products & Chemicals, Inc.	3.6
Ecolab, Inc.	2.8
The Mosaic Co.	2.5
Rohm & Haas Co.	2.5
Top Ten	55.3%

1  MSCI US IMI/Materials.

2  MSCI US IMI/2500.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.

4  Annualized.

5  The expense ratios shown are from the prospectuses dated December 29, 2008, and represent estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended February 28, 2009, the annualized expense ratios were 0.26% for the Admiral Shares and 0.24% for the ETF Shares.

6  For an explanation of R-squared, beta, and other terms used here, see the Glossary.

7  The holdings listed exclude any temporary cash investments and equity index products.

69

Materials Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): January 26, 2004–February 28, 2009

Average Annual Total Returns: Periods Ended December 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

			Since
	Inception Date	One Year	Inception
ETF Shares	1/26/2004
Market Price		–46.46%	0.25%
Net Asset Value		–46.55	0.24
Admiral Shares[2]	2/11/2004	–46.57	–0.55

1  Six months ended February 28, 2009.

2  Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year. Note: See Financial Highlights tables for dividend and capital gains information.

Materials Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Chemicals (59.4%)
	Monsanto Co.	415,936	31,723
	Praxair, Inc.	233,980	13,278
	E.I. du Pont de
	Nemours & Co.	684,783	12,847
	Air Products &
	Chemicals, Inc.	158,941	7,351
	Ecolab, Inc.	180,183	5,726
	The Mosaic Co.	117,646	5,065
	Rohm & Haas Co.	96,344	5,017
	Dow Chemical Co.	699,862	5,011
	PPG Industries, Inc.	124,299	3,861
	Sigma-Aldrich Corp.	95,419	3,406
	CF Industries Holdings, Inc.	40,649	2,615
	FMC Corp.	53,694	2,171
	Terra Industries, Inc.	77,578	2,001
	Airgas, Inc.	55,254	1,701
	Lubrizol Corp.	51,205	1,408
	International Flavors &
	Fragrances, Inc.	53,464	1,407
	Valspar Corp.	72,095	1,204
	Nalco Holding Co.	105,777	1,203
	Eastman Chemical Co.	55,005	1,130
	Albemarle Corp.	54,927	1,063
	RPM International, Inc.	97,068	1,052
	Scotts Miracle-Gro Co.	34,053	951
	Celanese Corp. Series A	108,784	929
	Sensient Technologies Corp.	34,704	701
*	Intrepid Potash, Inc.	28,379	637
	Olin Corp.	56,629	591
	Cytec Industries, Inc.	34,750	535
	Cabot Corp.	49,381	518
*	Calgon Carbon Corp.	35,294	517
	Minerals Technologies, Inc.	14,318	428
	H.B. Fuller Co.	36,656	418
*	OM Group, Inc.	22,975	356
	NewMarket Corp.	10,151	351
	Arch Chemicals, Inc.	18,980	341
	Huntsman Corp.	124,426	329
*	W.R. Grace & Co.	55,210	309
	Ashland, Inc.	51,785	306
	Balchem Corp.	13,896	288

*	Solutia Inc.	72,264	271
	A. Schulman Inc.	18,146	259
	American Vanguard Corp.	15,431	213
	Koppers Holdings, Inc.	15,559	208
*	Rockwood Holdings, Inc.	34,010	200
	Westlake Chemical Corp.	15,008	187
	Stepan Co.	5,526	157
	Innophos Holdings Inc.	13,623	145
	Zep, Inc.	16,077	127
*	Zoltek Cos., Inc.	21,122	121
*	PolyOne Corp.	67,899	109
	Innospec, Inc.	17,987	73
	NL Industries, Inc.	7,429	69
	Chemtura Corp.	185,704	63
	Spartech Corp.	23,461	58
	Ferro Corp.	33,432	49
*	Flotek Industries, Inc.	17,106	34
	Georgia Gulf Corp.	25,112	17
			121,105
Construction Materials (3.3%)
	Vulcan Materials Co.	83,650	3,464
	Martin Marietta
	Materials, Inc.	31,198	2,389
	Eagle Materials, Inc.	33,262	634
	Texas Industries, Inc.	17,341	279
*	Headwaters Inc.	32,253	64
			6,830
Containers & Packaging (8.9%)
	Ball Corp.	68,107	2,744
*	Crown Holdings, Inc.	121,690	2,565
*	Owens-Illinois, Inc.	126,127	1,945
*	Pactiv Corp.	98,978	1,567
	Sonoco Products Co.	75,045	1,446
	AptarGroup Inc.	51,259	1,438
	Bemis Co., Inc.	75,491	1,402
	Sealed Air Corp.	119,659	1,335
	Silgan Holdings, Inc.	19,774	970
	Packaging Corp. of America	77,729	823
	Rock-Tenn Co.	27,191	751
	Greif Inc. Class A	18,099	557
	Temple-Inland Inc.	81,409	387
	Myers Industries, Inc.	21,606	85
*	Graphic Packaging
	Holding Co.	91,898	74
			18,089
Metals & Mining (24.3%)
	Newmont Mining Corp.
	(Holding Co.)	358,993	14,945
	Freeport-McMoRan Copper
	& Gold, Inc. Class B	286,569	8,717
	Nucor Corp.	238,159	8,014
	Alcoa Inc.	607,249	3,783
	United States Steel Corp.	89,094	1,752
	Cliffs Natural Resources Inc.	86,199	1,330
	Allegheny Technologies Inc.	65,755	1,293
	Compass Minerals
	International, Inc.	24,644	1,287
	Reliance Steel &
	Aluminum Co.	49,609	1,180

	Steel Dynamics, Inc.	117,164	978
	Royal Gold, Inc.	22,864	925
	Commercial Metals Co.	86,022	878
	AK Steel Holding Corp.	84,831	524
	Titanium Metals Corp.	87,736	512
	Schnitzer Steel
	Industries, Inc. Class A	16,579	475
	Carpenter Technology Corp.	32,041	439
	Worthington Industries, Inc.	51,326	421
*	Coeur d'Alene Mines Corp.	380,615	289
	Kaiser Aluminum Corp.	11,845	261
*	Hecla Mining Co.	160,193	244
	AMCOL International Corp.	17,306	209
*	Brush Engineered
	Materials Inc.	15,544	193
*	RTI International Metals, Inc.	17,697	192
*	Haynes International, Inc.	9,063	122
*	Stillwater Mining Co.	35,611	113
*	Horsehead Holding Corp.	26,973	103
	A.M. Castle & Co.	12,998	95
	Olympic Steel, Inc.	7,015	87
*	Century Aluminum Co.	36,300	81
*	General Moly, Inc.	42,186	32
			49,474
Paper & Forest Products (4.1%)
	Weyerhaeuser Co.	159,968	3,865
	International Paper Co.	307,105	1,747
	MeadWestvaco Corp.	129,196	1,207
*	Domtar Corp.	385,445	304
	Deltic Timber Corp.	8,036	252
	Glatfelter	34,770	216
	Wausau Paper Corp.	35,517	197
	Schweitzer-Mauduit
	International, Inc.	11,401	173
	Louisiana-Pacific Corp.	79,087	128
*	Clearwater Paper Corp.	8,478	84
*	Buckeye Technology, Inc.	29,936	68
	Neenah Paper Inc.	11,197	59
*	AbitibiBowater, Inc.	40,099	18
			8,318
Total Investments (100.0%)
(Cost $423,318)			203,816
Other Assets and Liabilities (0.0%)
Other Assets			1,635
Liabilities			(1,597)
			38
Net Assets (100%)			203,854

Materials Index Fund

At February 28, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	453,525
Undistributed Net Investment Income	843
Accumulated Net Realized Losses	(31,012)
Unrealized Appreciation (Depreciation)	(219,502)
Net Assets	203,854

Admiral Shares—Net Assets
Applicable to 2,322,347 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	45,408
Net Asset Value Per Share—
Admiral Shares	$19.55

ETF Shares—Net Assets
Applicable to 4,128,753 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	158,446
Net Asset Value Per Share—
ETF Shares	$38.38

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

See accompanying Notes, which are an integral part of the Financial Statements.

Materials Index Fund

Statement of Operations

Six Months Ended
February 28, 2009
($000)
Investment Income
Income
Dividends	3,729
Interest[1]	2
Security Lending	184
Total Income	3,915
Expenses
The Vanguard Group—Note B
Investment Advisory Services	38
Management and Administrative—
Admiral Shares	54
Management and Administrative—
ETF Shares	129
Marketing and Distribution—
Admiral Shares	12
Marketing and Distribution—
ETF Shares	43
Custodian Fees	9
Auditing Fees	1
Shareholders’ Reports—Admiral Shares	—
Shareholders’ Reports—ETF Shares	22
Total Expenses	308
Net Investment Income	3,607
Realized Net Gain (Loss)
on Investment Securities Sold	(20,909)
Change in Unrealized Appreciation
(Depreciation) of Investment Securities	(207,954)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(225,256)

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,607	7,970
Realized Net Gain (Loss)	(20,909)	34,834
Change in Unrealized Appreciation (Depreciation)	(207,954)	(35,820)
Net Increase (Decrease) in Net Assets Resulting from Operations	(225,256)	6,984
Distributions
Net Investment Income
Admiral Shares	(1,751)	(1,057)
ETF Shares	(5,802)	(5,116)
Realized Capital Gain
Admiral Shares	—	—
ETF Shares	—	—
Total Distributions	(7,553)	(6,173)
Capital Share Transactions
Admiral Shares	(6,246)	52,003
ETF Shares	(28,774)	49,893
Net Increase (Decrease) from Capital Share Transactions	(35,020)	101,896
Total Increase (Decrease)	(267,829)	102,707
Net Assets
Beginning of Period	471,683	368,976
End of Period[2]	203,854	471,683

1  Interest income from an affiliated company of the fund was $2,000.

2  Net Assets—End of Period includes undistributed net investment income of $843,000 and $4,789,000.

See accompanying Notes, which are an integral part of the Financial Statements.

73

Materials Index Fund

Financial Highlights

Admiral Shares

	Six Months					Feb. 11,
	Ended					2004[1] to
For a Share Outstanding	February 28,	Year Ended August 31,				Aug. 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$42.85	$41.75	$32.37	$28.34	$26.53	$26.14
Investment Operations
Net Investment Income	.452	.732	.700[2]	.672[2]	.480	.240
Net Realized and Unrealized Gain (Loss)
on Investments[3]	(22.956)	1.008	9.250	3.853	1.830	.150
Total from Investment Operations	(22.504)	1.740	9.950	4.525	2.310	.390
Distributions
Dividends from Net Investment Income	(.796)	(.640)	(.570)	(.495)	(.500)	—
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.796)	(.640)	(.570)	(.495)	(.500)	—
Net Asset Value, End of Period	$19.55	$42.85	$41.75	$32.37	$28.34	$26.53

Total Return[4]	–52.79%	4.09%	31.00%	16.08%	8.61%	1.49%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$45	$107	$57	$12	$7	$1
Ratio of Total Expenses to
Average Net Assets	0.26%[5]	0.25%	0.26%	0.28%	0.28%	0.28%[5]
Ratio of Net Investment Income to
Average Net Assets	2.82%[5]	1.74%	1.80%	2.13%	1.81%	1.93%[5]
Portfolio Turnover Rate[6]	11%[5]	10%	6%	13%	12%	8%

ETF Shares

	Six Months					Jan. 26,
	Ended					2004[1] to
For a Share Outstanding	February 28,	Year Ended August 31,				Aug. 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$84.27	$82.10	$63.65	$55.70	$52.13	$49.48
Investment Operations
Net Investment Income	.896	1.470	1.418[2]	1.336[2]	.915	.580
Net Realized and Unrealized Gain (Loss)
on Investments[7]	(45.187)	1.977	18.168	7.582	3.630	2.070
Total from Investment Operations	(44.291)	3.447	19.586	8.918	4.545	2.650
Distributions
Dividends from Net Investment Income	(1.599)	(1.277)	(1.136)	(.968)	(.975)	—
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.599)	(1.277)	(1.136)	(.968)	(.975)	—
Net Asset Value, End of Period	$38.38	$84.27	$82.10	$63.65	$55.70	$52.13

Total Return	–52.77%	4.15%	31.06%	16.11%	8.62%	5.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$158	$365	$312	$95	$50	$21
Ratio of Total Expenses to
Average Net Assets	0.24%[5]	0.20%	0.22%	0.25%	0.26%	0.28%[5]
Ratio of Net Investment Income to
Average Net Assets	2.84%[5]	1.79%	1.84%	2.16%	1.83%	1.93%[5]
Portfolio Turnover Rate[6]	11%[5]	10%	6%	13%	12%	8%

1 Inception.

2 Calculated based on average shares outstanding.

3 Includes increases from redemption fees of $.02, $.02, $.01, $.00, $.00, and $.01.

4 Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year.

5 Annualized.

6 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

7 Includes increases from redemption fees of $.04, $.04, $.02, $.00, $.00, and $.02.

See accompanying Notes, which are an integral part of the Financial Statements.

Materials Index Fund

Notes to Financial Statements

Vanguard Materials Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Admiral Shares and ETF Shares. Admiral Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2005–2008) and for the period ended February 28, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2009, the fund had contributed capital of $58,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 0.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

75

Materials Index Fund

During the six months ended February 28, 2009, the fund realized $2,368,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2008, the fund had available realized losses of $7,506,000 to offset future net capital gains of $6,000 through August 31, 2014, $698,000 through August 31, 2015, $1,458,000 through August 31, 2016, and $5,344,000 through August 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At February 28, 2009, the cost of investment securities for tax purposes was $423,318,000. Net unrealized depreciation of investment securities for tax purposes was $219,502,000, consisting of unrealized gains of $338,000 on securities that had risen in value since their purchase and $219,840,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended February 28, 2009, the fund purchased $41,452,000 of investment securities and sold $80,629,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2009		August 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	11,804	476	72,955	1,626
Issued in Lieu of Cash Distributions	1,643	72	987	22
Redeemed[1]	(19,693)	(724)	(21,939)	(507)
Net Increase (Decrease)—Admiral Shares	(6,246)	(176)	52,003	1,141
ETF Shares
Issued	27,215	602	200,303	2,323
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(55,989)	(800)	(150,410)	(1,800)
Net Increase (Decrease)—ETF Shares	(28,774)	(198)	49,893	523

1 Net of redemption fees for fiscal 2009 and 2008 of $210,000 and $237,000, respectively (fund totals).

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2009, 100% of the fund’s investments were valued based on Level 1 inputs.

Telecommunication Services Index Fund

Fund Profile

As of February 28, 2009

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	42	42	2,474
Median Market Cap	$5.2B	$81.3B	$21.7B
Price/Earnings Ratio	22.4x	14.6x	12.1x
Price/Book Ratio	1.7x	1.5x	1.5x
Yield[3]		6.0%	3.1%
Admiral Shares	4.6%
ETF Shares	4.7%
Return on Equity	8.2%	12.3%	21.0%
Earnings Growth Rate	7.8%	4.9%	17.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	32%	—	—
Expense Ratio[5]		—	—
Admiral Shares	0.28%
ETF Shares	0.25%
Short-Term Reserves	0.0%	—	—

Volatility Measures[6]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	0.92	0.70
Beta	0.96	0.96

Industry Diversification (% of equity exposure)

Alternative Carriers	8.5%
Integrated Telecommunication Services	60.4
Wireless Telecommunication Services	31.1

Ten Largest Holdings[7] (% of total net assets)

AT&T Inc.	18.7%
Verizon Communications Inc.	18.4
American Tower Corp. Class A	4.8
Sprint Nextel Corp.	4.7
Crown Castle International Corp.	2.9
Embarq Corp.	2.9
Qwest Communications International Inc.	2.9
SBA Communications Corp.	2.2
MetroPCS Communications Inc.	2.1
Windstream Corp.	2.0
Top Ten	61.6%

1  MSCI US IMI/Telecommunication Services.

2  MSCI US IMI/2500.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.

4  Annualized.

5  The expense ratios shown are from the prospectuses dated December 29, 2008, and represent estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended February 28, 2009, the annualized expense ratios were 0.27% for the Admiral Shares and 0.24% for the ETF Shares.

6  For an explanation of R-squared, beta, and other terms used here, see the Glossary.

7  The holdings listed exclude any temporary cash investments and equity index products.

77

Telecommunication Services Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 23, 2004–February 28, 2009

Average Annual Total Returns: Periods Ended December 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

			Since
	Inception Date	One Year	Inception
ETF Shares	9/23/2004
Market Price		–38.63%	0.15%
Net Asset Value		–38.85	0.10
Admiral Shares[2]	3/11/2005	–38.88	–1.66

1  Six months ended February 28, 2009.

2  Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year. Note: See Financial Highlights tables for dividend and capital gains information.

Telecommunication Services Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.7%)
Diversified Telecommunication Services (68.7%)
Alternative Carriers (8.5%)
*	tw telecom inc.	259,674	2,088
*	Cogent Communications
	Group, Inc.	291,699	1,931
*	Level 3
	Communications, Inc.	2,284,484	1,828
*	Premiere Global
	Services, Inc.	205,260	1,716
*	PAETEC Holding Corp.	1,109,072	1,630
*	Global Crossing Ltd.	216,630	1,586
*,^	Vonage Holdings Corp.	1,407,174	492

Integrated Telecommunication Services (60.2%)
	AT&T Inc.	1,037,855	24,670
	Verizon
	Communications Inc.	850,803	24,273
	Embarq Corp.	111,000	3,882
	Qwest Communications
	International Inc.	1,143,358	3,876
	Windstream Corp.	361,714	2,698
	CenturyTel, Inc.	99,219	2,612
	Frontier
	Communications Corp.	315,174	2,269
*	Cbeyond Inc.	116,301	1,676
	Consolidated
	Communications
	Holdings, Inc.	168,725	1,632
*	Cincinnati Bell Inc.	872,728	1,449
	Atlantic Tele-Network, Inc.	69,157	1,442
	Shenandoah
	Telecommunications Co.	67,725	1,432
	Iowa Telecommunications
	Services Inc.	104,391	1,416
	SureWest Communications	122,925	1,346
	FairPoint
	Communications, Inc.	681,559	1,343
	NTELOS Holdings Corp.	69,550	1,333
*	General
	Communication, Inc.	229,121	1,235

	Alaska Communications
	Systems Holdings, Inc.	164,193	1,033
			90,888
Wireless Telecommunication Services (31.0%)
*	American Tower Corp.
	Class A	219,099	6,380
*	Sprint Nextel Corp.	1,908,479	6,279
*	Crown Castle
	International Corp.	222,123	3,896
*	SBA Communications Corp.	141,626	2,943
*	MetroPCS
	Communications Inc.	192,320	2,789
*	Syniverse Holdings Inc.	158,502	2,398
*	Leap Wireless
	International, Inc.	83,408	2,261
*	iPCS, Inc.	271,290	2,238
*	NII Holdings Inc.	161,130	2,064
*	TerreStar Corp.	3,852,454	1,772
*	U.S. Cellular Corp.	50,719	1,745
*	Centennial
	Communications Corp.
	Class A	203,946	1,679
	Telephone & Data
	Systems, Inc.	47,975	1,415
	Telephone & Data
	Systems, Inc. - Special
	Common Shares	46,749	1,286
	USA Mobility, Inc.	139,326	1,273
*	Fibertower Corp.	2,887,344	289
*	ICO Global
	Communications
	(Holdings) Ltd.	1,129,522	282
			40,989
Total Common Stocks
(Cost $207,058)			131,877
Temporary Cash Investment (0.5%)
1,2	Vanguard Market
	Liquidity Fund, 0.663%
	(Cost $598)	598,100	598
Total Investments (100.2%)
(Cost $207,656)			132,475
Other Assets and Liabilities (–0.2%)
Other Assets			1,363
Liabilities[2]			(1,609)
			(246)
Net Assets (100%)			132,229

At February 28, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	247,455
Undistributed Net Investment Income	619
Accumulated Net Realized Losses	(40,664)
Unrealized Appreciation (Depreciation)	(75,181)
Net Assets	132,229

Admiral Shares—Net Assets
Applicable to 477,549 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	9,914
Net Asset Value Per Share—
Admiral Shares	$20.76

ETF Shares—Net Assets
Applicable to 3,002,158 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	122,315
Net Asset Value Per Share—
ETF Shares	$40.74

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. The total value of securities on loan is $209,000.

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2  Includes $598,000 of collateral received for securities on loan.

See accompanying Notes, which are an integral part of the Financial Statements.

79

Telecommunication Services Index Fund

Statement of Operations

Six Months Ended
February 28, 2009
($000)
Investment Income
Income
Dividends	2,385
Interest[1]	3
Security Lending	35
Total Income	2,423
Expenses
The Vanguard Group—Note B
Investment Advisory Services	19
Management and Administrative—
Admiral Shares	11
Management and Administrative—
ETF Shares	96
Marketing and Distribution—
Admiral Shares	2
Marketing and Distribution—
ETF Shares	19
Auditing Fees	1
Shareholders’ Reports—Admiral Shares	—
Shareholders’ Reports—ETF Shares	10
Total Expenses	158
Net Investment Income	2,265
Realized Net Gain (Loss)
on Investment Securities Sold	(15,643)
Change in Unrealized Appreciation
(Depreciation) of Investment Securities	(33,724)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(47,102)

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,265	5,535
Realized Net Gain (Loss)	(15,643)	(7,019)
Change in Unrealized Appreciation (Depreciation)	(33,724)	(51,454)
Net Increase (Decrease) in Net Assets Resulting from Operations	(47,102)	(52,938)
Distributions
Net Investment Income
Admiral Shares	(326)	(1,069)
ETF Shares	(4,534)	(5,594)
Realized Capital Gain
Admiral Shares	—	—
ETF Shares	—	—
Total Distributions	(4,860)	(6,663)
Capital Share Transactions
Admiral Shares	(2,762)	(22,656)
ETF Shares	25,467	(73,150)
Net Increase (Decrease) from Capital Share Transactions	22,705	(95,806)
Total Increase (Decrease)	(29,257)	(155,407)
Net Assets
Beginning of Period	161,486	316,893
End of Period[2]	132,229	161,486

1  Interest income from an affiliated company of the fund was $3,000.

2  Net Assets—End of Period includes undistributed net investment income of $619,000 and $3,214,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Telecommunication Services Index Fund

Financial Highlights

Admiral Shares

	Six Months				Mar. 11,
	Ended				2005[1] to
For a Share Outstanding	February 28,	Year Ended August 31,			Aug. 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$31.58	$41.01	$33.29	$28.18	$26.75
Investment Operations
Net Investment Income	.429[2]	.908[2]	.888[2]	.861[2,3]	.340[2]
Net Realized and Unrealized Gain (Loss)
on Investments[4]	(10.576)	(9.338)	7.308	5.041	1.090
Total from Investment Operations	(10.147)	(8.430)	8.196	5.902	1.430
Distributions
Dividends from Net Investment Income	(.673)	(1.000)	(.476)	(.792)	—
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.673)	(1.000)	(.476)	(.792)	—
Net Asset Value, End of Period	$20.76	$31.58	$41.01	$33.29	$28.18

Total Return[5]	–32.25%	–20.98%	24.77%	21.47%	5.35%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10	$19	$51	$6	$1
Ratio of Total Expenses to
Average Net Assets	0.27%[6]	0.25%	0.27%	0.28%	0.28%[6]
Ratio of Net Investment Income to
Average Net Assets	3.76%[6]	2.50%	2.17%	3.28%[3]	2.70%[6]
Portfolio Turnover Rate[7]	32%[6]	28%	17%	32%	41%

ETF Shares

	Six Months				Sept. 23,
	Ended				2004[1] to
For a Share Outstanding	February 28,	Year Ended August 31,			Aug. 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$62.05	$80.60	$65.40	$55.35	$49.50
Investment Operations
Net Investment Income	.781[2]	1.764[2]	1.741[2]	2.040[2,8] 1.300[2]
Net Realized and Unrealized Gain (Loss)
on Investments[9]	(20.718)	(18.316)	14.386	9.567	4.960
Total from Investment Operations	(19.937)	(16.552)	16.127	11.607	6.260
Distributions
Dividends from Net Investment Income	(1.373)	(1.998)	(.927)	(1.557)	(.410)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.373)	(1.998)	(.927)	(1.557)	(.410)
Net Asset Value, End of Period	$40.74	$62.05	$80.60	$65.40	$55.35

Total Return	–32.25%	–20.94%	24.81%	21.49%	12.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$122	$143	$266	$72	$17
Ratio of Total Expenses to
Average Net Assets	0.24%[6]	0.20%	0.23%	0.25%	0.26%[6]
Ratio of Net Investment Income to
Average Net Assets	3.79%[6]	2.55%	2.21%	3.31%[8]	2.72%[6]
Portfolio Turnover Rate[7]	32%[6]	28%	17%	32%	41%

1 Inception.

2  Calculated based on average shares outstanding.

3  Net investment income per share and the ratio of net investment income to average net assets include $.112 and 0.38%, respectively, resulting from a special dividend from MCI in December 2005.

4  Includes increases from redemption fees of $.00, $.05, $.01, $.00, and $.00.

5  Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year.

6  Annualized.

7  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

8  Net investment income per share and the ratio of net investment income to average net assets include $.219 and 0.38%, respectively, resulting from a special dividend from MCI in December 2005.

9  Includes increases from redemption fees of $.00, $.08, $.03, $.00, and $.00.

See accompanying Notes, which are an integral part of the Financial Statements.

81

Telecommunication Services Index Fund

Notes to Financial Statements

Vanguard Telecommunication Services Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Admiral Shares and ETF Shares. Admiral Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2005–2008) and for the period ended February 28, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2009, the fund had contributed capital of $37,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2009, the fund realized $2,010,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Telecommunication Services Index Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2008, the fund had available realized losses of $23,011,000 to offset future net capital gains of $29,000 through August 31, 2014, $819,000 through August 31, 2015, $4,154,000 through August 31, 2016, and $18,009,000 through August 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At February 28, 2009, the cost of investment securities for tax purposes was $207,656,000. Net unrealized depreciation of investment securities for tax purposes was $75,181,000, consisting of unrealized gains of $669,000 on securities that had risen in value since their purchase and $75,850,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended February 28, 2009, the fund purchased $107,511,000 of investment securities and sold $88,484,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2009		August 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	584	25	4,265	123
Issued in Lieu of Cash Distributions	299	14	1,014	26
Redeemed[1]	(3,645)	(156)	(27,935)	(796)
Net Increase (Decrease)—Admiral Shares	(2,762)	(117)	(22,656)	(647)
ETF Shares
Issued	86,886	2,002	93,859	1,400
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(61,419)	(1,300)	(167,009)	(2,400)
Net Increase (Decrease)—ETF Shares	25,467	702	(73,150)	(1,000)

1 Net of redemption fees for fiscal 2009 and 2008 of $3,000 and $220,000, respectively (fund totals).

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2009, 100% of the fund’s investments were valued based on Level 1 inputs.

83

Utilities Index Fund

Fund Profile

As of February 28, 2009

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	83	83	2,474
Median Market Cap	$10.4B	$10.4B	$21.7B
Price/Earnings Ratio	11.1x	11.0x	12.1x
Price/Book Ratio	1.2x	1.2x	1.5x
Yield[3]		5.0%	3.1%
Admiral Shares	4.7%
ETF Shares	4.7%
Return on Equity	14.2%	14.2%	21.0%
Earnings Growth Rate	10.8%	10.8%	17.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	10%	—	—
Expense Ratio[5]		—	—
Admiral Shares	0.28%
ETF Shares	0.25%
Short-Term Reserves	0.0%	—	—

Volatility Measures[6]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.50
Beta	1.00	0.70

Industry Diversification (% of equity exposure)

Electric Utilities	52.1%
Gas Utilities	8.9
Independent Power Producers
& Energy Traders	4.5
Multi-Utilities	33.0
Water Utilities	1.5

Ten Largest Holdings[7] (% of total net assets)

Exelon Corp.	8.7%
Southern Co.	6.6
FPL Group, Inc.	4.9
Dominion Resources, Inc.	4.9
Duke Energy Corp.	4.8
Public Service Enterprise Group, Inc.	3.9
PG&E Corp.	3.9
FirstEnergy Corp.	3.6
Entergy Corp.	3.6
American Electric Power Co., Inc.	3.2
Top Ten	48.1%

1  MSCI US IMI/Utilities.

2  MSCI US IMI/2500.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.

4  Annualized.

5  The expense ratios shown are from the prospectuses dated December 29, 2008, and represent estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended February 28, 2009, the annualized expense ratios were 0.27% for the Admiral Shares and 0.24% for the ETF Shares.

6  For an explanation of R-squared, beta, and other terms used here, see the Glossary.

7  The holdings listed exclude any temporary cash investments and equity index products.

Utilities Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): January 26, 2004–February 28, 2009

Average Annual Total Returns: Periods Ended December 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

			Since
	Inception Date	One Year	Inception
ETF Shares	1/26/2004
Market Price		–27.97%	7.40%
Net Asset Value		–28.06	7.39
Admiral Shares[2]	4/28/2004	–28.09	7.69

1  Six months ended February 28, 2009.

2  Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year.

Note: See Financial Highlights tables for dividend and capital gains information.

85

Utilities Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (100.0%)
Electric Utilities (52.1%)
Exelon Corp.	652,434	30,808
Southern Co.	768,119	23,282
FPL Group, Inc.	385,053	17,455
Duke Energy Corp.	1,254,735	16,901
FirstEnergy Corp.	302,293	12,866
Entergy Corp.	187,751	12,653
American Electric
Power Co., Inc.	400,190	11,225
PPL Corp.	371,454	10,360
Progress Energy, Inc.	273,289	9,680
Edison International	306,939	8,355
Allegheny Energy, Inc.	167,646	3,963
Northeast Utilities	154,402	3,383
Pepco Holdings, Inc.	214,408	3,216
Pinnacle West Capital Corp.	99,976	2,625
DPL Inc.	114,997	2,311
NV Energy Inc.	232,140	2,152
ITC Holdings Corp.	49,227	1,818
Westar Energy, Inc.	107,389	1,815
Great Plains Energy, Inc.	117,930	1,597
Hawaiian Electric
Industries Inc.	89,426	1,240
Cleco Corp.	59,744	1,226
IDACORP, Inc.	45,188	1,100
Portland General Electric Co.	62,073	1,019
UniSource Energy Corp.	35,220	885
ALLETE, Inc.	26,637	710
MGE Energy, Inc.	22,147	666
* El Paso Electric Co.	44,507	629
UIL Holdings Corp.	23,745	487
Empire District Electric Co.	33,679	465
		184,892
Gas Utilities (8.9%)
Questar Corp.	171,990	4,958
EQT Corp.	123,199	3,788
UGI Corp. Holding Co.	106,992	2,567
ONEOK, Inc.	98,448	2,199
National Fuel Gas Co.	70,621	2,140
AGL Resources Inc.	76,141	2,112
Atmos Energy Corp.	90,379	1,973

	Energen Corp.	67,557	1,811
	Piedmont Natural Gas, Inc.	72,664	1,754
	WGL Holdings Inc.	49,557	1,505
	New Jersey Resources Corp.	41,770	1,465
	Nicor Inc.	44,816	1,406
	Northwest Natural Gas Co.	26,252	1,075
	South Jersey Industries, Inc.	29,500	1,064
	Southwest Gas Corp.	43,550	849
	The Laclede Group, Inc.	20,834	825
			31,491
Independent Power Producers
& Energy Traders (4.5%)
*	NRG Energy, Inc.	219,550	4,150
*	AES Corp.	656,706	4,137
	Constellation Energy
	Group, Inc.	177,782	3,513
*	Mirant Corp.	155,274	1,899
*	Reliant Energy, Inc.	346,900	1,200
*	Dynegy, Inc.	497,879	647
	Ormat Technologies Inc.	20,198	519
*	Synthesis Energy
	Systems, Inc.	31,868	14
			16,079
Multi-Utilities (33.0%)
	Dominion Resources, Inc.	576,492	17,398
	Public Service Enterprise
	Group, Inc.	501,874	13,696
	PG&E Corp.	357,974	13,682
	Consolidated Edison Inc.	271,349	9,825
	Sempra Energy	229,519	9,541
	Xcel Energy, Inc.	445,305	7,900
	Ameren Corp.	209,691	4,986
	Wisconsin Energy Corp.	115,945	4,617
	DTE Energy Co.	161,667	4,328
	NSTAR	105,918	3,407
	CenterPoint Energy Inc.	324,229	3,346
	SCANA Corp.	110,712	3,336
	MDU Resources Group, Inc.	173,025	2,620
	Alliant Energy Corp.	109,530	2,533
	CMS Energy Corp.	224,325	2,481
	NiSource, Inc.	271,959	2,380
	TECO Energy, Inc.	211,012	2,024
	OGE Energy Corp.	92,013	2,017
	Integrys Energy Group, Inc.	75,787	1,823
	Vectren Corp.	76,289	1,591
	Avista Corp.	53,927	772
	NorthWestern Corp.	35,577	729
	Black Hills Corp.	38,158	680
	PNM Resources Inc.	85,782	660
	CH Energy Group, Inc.	15,629	651
			117,023
Water Utilities (1.5%)
	Aqua America, Inc.	134,039	2,466
	American Water
	Works Co., Inc.	63,468	1,177
	California Water
	Service Group	19,499	766
	American States Water Co.	17,146	575
	SJW Corp.	13,669	315

5,299
Total Investments (100.0%)
(Cost $531,966)	354,784

Market
Value•
($000)
Other Assets and Liabilities (0.0%)
Other Assets	3,661
Liabilities	(3,554)
107
Net Assets (100%)	354,891

At February 28, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	537,894
Undistributed Net Investment Income	2,942
Accumulated Net Realized Losses	(8,763)
Unrealized Appreciation (Depreciation)	(177,182)
Net Assets	354,891

Admiral Shares—Net Assets
Applicable to 2,601,431 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	68,707
Net Asset Value Per Share—
Admiral Shares	$26.41

ETF Shares—Net Assets
Applicable to 5,438,600 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	286,184
Net Asset Value Per Share—
ETF Shares	$52.62

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

See accompanying Notes, which are an integral part of the Financial Statements.

Utilities Index Fund

Statement of Operations

Six Months Ended
February 28, 2009
($000)
Investment Income
Income
Dividends	8,308
Interest[1]	1
Total Income	8,309
Expenses
The Vanguard Group—Note B
Investment Advisory Services	45
Management and Administrative—
Admiral Shares	79
Management and Administrative—
ETF Shares	233
Marketing and Distribution—
Admiral Shares	13
Marketing and Distribution—
ETF Shares	51
Custodian Fees	14
Auditing Fees	1
Shareholders’ Reports—Admiral Shares	1
Shareholders’ Reports—ETF Shares	22
Total Expenses	459
Net Investment Income	7,850
Realized Net Gain (Loss)
on Investment Securities Sold	(5,681)
Change in Unrealized Appreciation
(Depreciation) of Investment Securities	(154,053)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(151,884)

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	7,850	12,740
Realized Net Gain (Loss)	(5,681)	3,952
Change in Unrealized Appreciation (Depreciation)	(154,053)	(26,543)
Net Increase (Decrease) in Net Assets Resulting from Operations	(151,884)	(9,851)
Distributions
Net Investment Income
Admiral Shares	(1,691)	(3,122)
ETF Shares	(5,962)	(9,062)
Realized Capital Gain
Admiral Shares	—	—
ETF Shares	—	—
Total Distributions	(7,653)	(12,184)
Capital Share Transactions
Admiral Shares	(5,590)	6,878
ETF Shares	40,212	102,404
Net Increase (Decrease) from Capital Share Transactions	34,622	109,282
Total Increase (Decrease)	(124,915)	87,247
Net Assets
Beginning of Period	479,806	392,559
End of Period[2]	354,891	479,806

1  Interest income from an affiliated company of the fund was $1,000.

2  Net Assets—End of Period includes undistributed net investment income of $2,942,000 and $2,745,000.

See accompanying Notes, which are an integral part of the Financial Statements.

87

Utilities Index Fund

Financial Highlights

Admiral Shares

	Six Months					Apr. 28,
	Ended					2004[1] to
For a Share Outstanding	February 28,	Year Ended August 31,				Aug. 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$39.26	$40.60	$36.47	$34.03	$26.70	$25.03
Investment Operations
Net Investment Income	.627	1.126	1.080	1.080[2]	.972[2]	.360
Net Realized and Unrealized Gain
(Loss)on Investments[3]	(12.845)	(1.340)	4.089	2.378	7.623	1.310
Total from Investment Operations	(12.218)	(.214)	5.169	3.458	8.595	1.670
Distributions
Dividends from Net Investment Income	(.632)	(1.126)	(1.039)	(1.018)	(1.265)	—
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.632)	(1.126)	(1.039)	(1.018)	(1.265)	—
Net Asset Value, End of Period	$26.41	$39.26	$40.60	$36.47	$34.03	$26.70

Total Return[4]	–31.41%	–0.69%	14.33%	10.48%	32.87%	6.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$69	$109	$108	$52	$30	$1
Ratio of Total Expenses to
Average Net Assets	0.27%[5]	0.25%	0.26%	0.28%	0.28%	0.28%[5]
Ratio of Net Investment Income to
Average Net Assets	4.15%[5]	2.75%	2.70%	3.26%	3.34%	3.82%[5]
Portfolio Turnover Rate[6]	10%[5]	18%	12%	9%	7%	7%

ETF Shares

	Six Months					Jan. 26,
	Ended					2004[1] to
For a Share Outstanding	February 28,	Year Ended August 31,				Aug. 31,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$78.22	$80.92	$72.68	$67.80	$53.14	$49.64
Investment Operations
Net Investment Income	1.259	2.285	2.180	2.214[2]	2.036[2]	1.110
Net Realized and Unrealized Gain
(Loss)on Investments[7]	(25.588)	(2.695)	8.156	4.704	15.115	2.390
Total from Investment Operations	(24.329)	(.410)	10.336	6.918	17.151	3.500
Distributions
Dividends from Net Investment Income	(1.271)	(2.290)	(2.096)	(2.038)	(2.491)	—
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.271)	(2.290)	(2.096)	(2.038)	(2.491)	—
Net Asset Value, End of Period	$52.62	$78.22	$80.92	$72.68	$67.80	$53.14

Total Return	–31.39%	–0.66%	14.37%	10.52%	32.93%	7.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$286	$371	$285	$183	$95	$43
Ratio of Total Expenses to
Average Net Assets	0.24%[5]	0.20%	0.22%	0.25%	0.26%	0.28%[5]
Ratio of Net Investment Income to
Average Net Assets	4.18%[5]	2.80%	2.74%	3.29%	3.36%	3.82%[5]
Portfolio Turnover Rate[6]	10%[5]	18%	12%	9%	7%	7%

1 Inception.

2  Calculated based on average shares outstanding.

3  Includes increases from redemption fees of $.01, $.02, $.02, $.04, $.00, and $.00.

4  Total returns do not reflect the 2% fee assessed on redemptions of shares held for less than one year.

5  Annualized.

6  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

7  Includes increases from redemption fees of $.01, $.04, $.03, $.06, $.01, and $.00.

See accompanying Notes, which are an integral part of the Financial Statements.

Utilities Index Fund

Notes to Financial Statements

Vanguard Utilities Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and ETF Shares. Admiral Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended August 31, 2005–2008) and for the period ended February 28, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2009, the fund had contributed capital of $104,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 0.04% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2009, the fund realized $500,000 of net capital losses resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such losses are not taxable losses to the fund, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2008, the fund had available realized losses of $2,410,000 to offset future net capital gains of $515,000 through August 31, 2015, and $1,895,000 through August 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

89

Utilities Index Fund

At February 28, 2009, the cost of investment securities for tax purposes was $531,966,000. Net unrealized depreciation of investment securities for tax purposes was $177,182,000, consisting of unrealized gains of $35,000 on securities that had risen in value since their purchase and $177,217,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended February 28, 2009, the fund purchased $128,574,000 of investment securities and sold $93,456,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2009		August 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	11,691	383	42,121	996
Issued in Lieu of Cash Distributions	1,508	47	2,849	68
Redeemed[1]	(18,789)	(612)	(38,092)	(935)
Net Increase (Decrease)—Admiral Shares	(5,590)	(182)	6,878	129
ETF Shares
Issued	109,001	1,802	127,421	1,518
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(68,789)	(1,100)	(25,017)	(300)
Net Increase (Decrease)—ETF Shares	40,212	702	102,404	1,218

1 Net of redemption fees for fiscal 2009 and 2008 of $93,000 and $228,000, respectively (fund totals).

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2009, 100% of the fund’s investments were valued based on Level 1 inputs.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The examples on this page are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The acompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the 2% fee on redemptions of shares held for less than one year. If this fee were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 28, 2009
		Beginning	Ending	Expenses
		Account Value	Account Value	Paid During
Index Fund Share Class		8/31/2008	2/28/2009	Period[1]
Based on Actual Fund Return
Consumer Discretionary	Admiral	$1,000.00	$567.79	$1.01
	ETF	1,000.00	567.59	0.89
Consumer Staples	Admiral	$1,000.00	$732.85	$1.16
	ETF	1,000.00	732.97	1.03
Energy	Admiral	$1,000.00	$538.05	$1.03
	ETF	1,000.00	538.11	0.92
Financials	Admiral	$1,000.00	$412.95	$0.91
	ETF	1,000.00	412.97	0.81
Health Care	Admiral	$1,000.00	$703.38	$1.14
	ETF	1,000.00	703.52	1.01
Industrials	Admiral	$1,000.00	$480.06	$0.95
	ETF	1,000.00	480.10	0.88
Information Technology	Admiral	$1,000.00	$597.67	$1.03
	ETF	1,000.00	597.69	0.95
Materials	Admiral	$1,000.00	$472.11	$0.95
	ETF	1,000.00	472.29	0.88
Telecommunication Services	Admiral	$1,000.00	$677.47	$1.12
	ETF	1,000.00	677.55	1.00
Utilities	Admiral	$1,000.00	$685.94	$1.13
	ETF	1,000.00	686.12	1.00
Based on Hypothetical 5% Yearly Return
Consumer Discretionary	Admiral	$1,000.00	$1,023.51	$1.30
	ETF	1,000.00	1,023.65	1.15
Consumer Staples	Admiral	$1,000.00	$1,023.46	$1.35
	ETF	1,000.00	1,023.60	1.20
Energy	Admiral	$1,000.00	$1,023.46	$1.35
	ETF	1,000.00	1,023.60	1.20
Financials	Admiral	$1,000.00	$1,023.51	$1.30
	ETF	1,000.00	1,023.65	1.15
Health Care	Admiral	$1,000.00	$1,023.46	$1.35
	ETF	1,000.00	1,023.60	1.20
Industrials	Admiral	$1,000.00	$1,023.51	$1.30
	ETF	1,000.00	1,023.60	1.20
Information Technology	Admiral	$1,000.00	$1,023.51	$1.30
	ETF	1,000.00	1,023.60	1.20
Materials	Admiral	$1,000.00	$1,023.51	$1.30
	ETF	1,000.00	1,023.60	1.20
Telecommunication Services	Admiral	$1,000.00	$1,023.46	$1.35
	ETF	1,000.00	1,023.60	1.20
Utilities	Admiral	$1,000.00	$1,023.46	$1.35
	ETF	1,000.00	1,023.60	1.20

1 The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are 0.26% for the Consumer Discretionary Index Fund Admiral Shares and 0.23% for the ETF Shares; 0.27% for the Consumer Staples Index Fund Admiral Shares and 0.24% for the ETF Shares; 0.27% for the Energy Index Fund Admiral Shares and 0.24% for the ETF Shares; 0.26% for the Financials Index Fund Admiral Shares and 0.23% for the ETF Shares; 0.27% for the Health Care Index Fund Admiral Shares and 0.24% for the ETF Shares; 0.26% for the Industrials Index Fund Admiral Shares and 0.24% for the ETF Shares; 0.26% for the Information Technology Index Fund Admiral Shares and 0.24% for the ETF Shares; 0.26% for the Materials Index Fund Admiral Shares and 0.24% for the ETF Shares; 0.27% for the Telecommunication Services Index Fund Admiral Shares and 0.24% for the ETF Shares; 0.27% for the Utilities Index Fund Admiral Shares and 0.24% for the ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 157 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Chairman of the Board and Interested Trustee

John J. Brennan1

Born 1954. Trustee Since May 1987. Chairman of the Board. Principal Occupation(s) During the Past Five Years: Chairman of the Board and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group (1996–2008).

Independent Trustees

Charles D. Ellis

Born 1937. Trustee Since January 2001. Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) during the Past Five Years: Retired Executive Chief Staff and Marketing Officer for North America and Corporate Vice President of Xerox Corporation (photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, the Boy Scouts of America, Amerigroup Corporation (direct health and medical insurance carriers), and Monroe Community College Foundation.

Rajiv L. Gupta

Born 1945. Trustee Since December 20012 Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); President of Rohm and Haas Co. (2006–2008); Board Member of American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) and Hewlett-Packard Co. (electronic computer manufacturing); Trustee of The Conference Board.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science in the School of Arts and Sciences with Secondary Appointments at the Annenberg School for Communication and the Graduate School of Education of the University of Pennsylvania; Director of Carnegie Corporation of New York, Schuylkill River Development Corporation, and Greater Philadelphia Chamber of Commerce; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years: Retired Corporate Vice President, Chief Global Diversity Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Vice President and Chief Information Officer (1997–2005) of Johnson & Johnson; Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Senior Associate Dean, and Director of Faculty Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm).

Alfred M. Rankin, Jr.

Born 1941. Trustee Since January 1993. Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson

Born 1936. Trustee Since April 1985. Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers

Thomas J. Higgins1

Born 1957. Chief Financial Officer Since

September 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group since 2008; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Kathryn J. Hyatt1

Born 1955. Treasurer Since November 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group since 2008; Assistant Treasurer of each of the investment companies served by The Vanguard Group (1988–2008).

F. William McNabb III1

Born 1957. Chief Executive Officer Since August 2008. President Since March 2008. Principal Occupation(s) During the Past Five Years: Director of The Vanguard Group, Inc., since 2008; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Heidi Stam1

Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2005; Director and Senior Vice President of Vanguard Marketing Corporation since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Michael S. Miller
Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Glenn W. Reed
Paul A. Heller	George U. Sauter

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

1  These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P. O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability
Direct Investor Account Services > 800-662-2739	with respect to any such funds or securities. For any such funds or securities, the prospectus or the Statement of Additional
Institutional Investor Services > 800-523-1036	Information contains a more detailed description of the limited relationship MSCI has with The Vanguard Group and any
Text Telephone for People	related funds.

With Hearing Impairment > 800-952-3335

Russell is a trademark of The Frank Russell Company.

This material may be used in conjunction with	All comparative mutual fund data are from Lipper Inc. or Morningstar,
the offering of shares of any Vanguard fund	Inc., unless otherwise noted.
only if preceded or accompanied by the fund’s
current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting our website, www.vanguard.com, and searching for
“proxy voting guidelines,” or by calling Vanguard at 800-662-2739.
The guidelines are also available from the SEC’s website,
www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at the SEC’s
Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 202-551-8090. Information about your fund is also available on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request in either of two ways: via e-mail addressed to publicinfo@sec.gov or via regular mail addressed to the Public Reference Section, Securities and
Exchange Commission, Washington, DC 20549-0102.

© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q4832 042009

>  The fiscal half-year ended February 28, 2009, was a period of financial market turmoil, reflected in strong—sometimes extraordinary—demand for U.S. Treasury securities.

>  The Institutional Shares of Vanguard Extended Duration Treasury Index Fund returned 16.91% for the six months. The ETF Shares, as measured by net asset value, returned a bit less.

>  The fund’s return was greater than the 15.71% result for its benchmark index, the Barclays Capital U.S. Treasury Strips 20–30 Year Equal Par Bond Index.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Fund Profile	6
Performance Summary	7
Financial Statements	8
About Your Fund’s Expenses	19
Glossary	21

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended February 28, 2009
	Ticker	Total
	Symbol	Returns
Vanguard Extended Duration Treasury Index Fund
Institutional Shares[1]	VEDTX	16.91%
ETF Shares[2]	EDV
Market Price		17.37
Net Asset Value		16.84
Barclays Capital U.S. Treasury STRIPS 20–30 Year Equal Par Bond Index		15.71

Your Fund’s Performance at a Glance
August 31, 2008–February 28, 2009
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Extended Duration Treasury
Index Fund
Institutional Shares	$29.52	$33.88	$0.694	$0.000
ETF Shares	98.11	112.54	2.310	0.000

1  This class of shares carries low expenses and is available for a minimum initial investment of $5 million.

2  Vanguard ETF™ Shares are traded on the NYSE Arca exchange and are available only through brokers. The table shows ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

1

President’s Letter

Dear Shareholder,

Returns for Vanguard Extended Duration Treasury Index Fund were boosted during the fiscal half-year ended February 28, 2009, by a frantic “flight to quality and liquidity,“ as many market participants focused solely on the credit safety of Treasury securities. The stampede to Treasuries came in reaction to a slumping economy and stock market, a massive restructuring of Wall Street, and a level of uncertainty in the financial markets not seen since the 1930s.

Investors sought refuge in low-yield, but liquid, Treasuries

In the wake of the September collapse of Lehman Brothers, a leading Wall Street investment bank, credit markets deteriorated globally—a painful reminder of how intertwined markets have become and of how important trust is to keep them functioning. Lacking confidence, investors continued to seek the relative safety and liquidity of U.S. Treasury securities, driving prices up and yields down. The yields on some Treasury bills, in fact, dropped briefly into negative territory. This flight to quality led corporate bonds to experience two of their worst months ever in terms of real returns, in September and October.

After several aggressive actions by the Federal Reserve Board and the Treasury—including lowering the target for the federal funds rate to a range of 0% to 0.25%—signs of a thaw began to emerge. January and February, for example, were the most

2

active months for the issuance of investment-grade corporate bonds since 1995. Against this backdrop, the broad taxable bond market returned almost 2% for the six-month period, while tax-exempt bonds were about flat.

Stocks fell steeply and broadly amid credit woes and slow growth

Stocks began the fiscal half-year inauspiciously and continued to decline as tight credit maintained its grip on business and major economies slipped into recession. Neither landmark programs to bolster financial institutions nor the $787 billion economic stimulus package signed into law in February served to boost investor confidence, which was already badly shaken after the U.S. stock market suffered its second-worst calendar-year performance ever.

For the six months ended February 28, U.S. equities overall returned about –42%. International stocks returned about –45%; emerging markets, which had boomed in recent years, were hit especially hard. The declines across the globe were notable for their speed, breadth, and magnitude. Volatility also increased dramatically, to levels not seen since the 1930s. For example, the period encompassed not only four of the worst but also two of the best U.S. trading days since 1928 (based on percentage losses and gains).

Market Barometer
			Total Returns
		Periods Ended February 28, 2009
	Six Months	One Year	Five Years[1]
Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	1.88%	2.06%	4.00%
Barclays Capital Municipal Bond Index	0.05	5.18	3.13
Citigroup 3-Month Treasury Bill Index	0.42	1.31	3.07

Stocks
Russell 1000 Index (Large-caps)	–42.25%	–43.62%	–6.38%
Russell 2000 Index (Small-caps)	–46.91	–42.38	–6.68
Dow Jones Wilshire 5000 Index (Entire market)	–42.27	–43.15	–6.04
MSCI All Country World Index ex USA (International)	–45.36	–51.27	–1.65

CPI
Consumer Price Index	–3.15%	0.24%	2.65%

1 Annualized.

3

A time of investor angst bolsters the fund’s return

Because the Extended Duration Treasury Index Fund invests in very long-term zero-coupon Treasuries, the fund can be highly volatile in the short term. Further exacerbating the level of volatility during the six months were investor fears—and the resulting surge in demand for Treasury securities—that were stoked at the start of the fund’s fiscal year in September with a series of breathtaking Wall Street changes, such as the bankruptcy of Lehman Brothers.

Later, in November and December, prolonged congressional wrangling over a financial industry bailout further ratcheted up the level of uncertainty and demand for safe assets. For each of those months, the fund returned around 22%.

By January and February, investors’ appetite for risk seemed to have returned somewhat. What had been moribund sales of new corporate bonds picked up and, as demand lessened somewhat for Treasury securities, the yields of Treasuries rose. The fund’s monthly returns dropped in January and February, to –21% and –3%, respectively. Treasury yields were further influenced by investor expectations that an enormous volume of new government bonds would be issued to fund the federal economic stimulus program, which became law in mid-February.

When the dust settled, the fund had outpaced its benchmark for the half-year. The fund’s outperformance was a result of small differences in weightings between its holdings and the corresponding issues in the benchmark, as is expected. Over

Expense Ratios[1]
	Institutional	ETF
	Shares	Shares
Extended Duration Treasury Index Fund	0.11%	0.14%

1  The fund expense ratios shown are from the prospectuses dated December 29, 2008, and represent estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended February 28, 2009, the Extended Duration Treasury Index Fund’s annualized expense ratios were 0.11% for Institutional Shares and 0.14% for ETF Shares.

4

time, the difference should even out because of the indexing skills of the fund’s advisor, Vanguard Fixed Income Group, and its close attention to risk control.

A long-duration, low-cost fund offers several key benefits

The Vanguard Extended Duration Treasury Index Fund is an excellent tool for sponsors of defined-benefit plans who are seeking to manage the duration gap between plan assets and their plan’s pension obligations. The fund can accomplish this goal more straightforwardly and transparently than more complex, riskier derivative-based alternatives. And, the fund offers sponsors the benefits of a cost structure that’s among the lowest in the industry.

As remarkable as recent returns have been, please keep in mind that the fund’s returns can be volatile and can just as easily go in the other direction. That is why we view the Extended Duration Treasury Index Fund not as a total return vehicle but as a tool for pension plan management.

Indeed, we encourage clients to evaluate the fund’s utility by its success in helping pension plan managers offset changes in the value of their liabilities with changes in the value of their assets. In some periods, the offset will be a positive return, in others a negative one. As long as the offset works as expected, however, the fund will have served clients well.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

March 12, 2009

Vanguard Extended Duration Treasury Index ETF

Premium/Discount: December 6, 20071–February 28, 2009

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	48	15.53%	49	15.85%
25–49.9	32	10.36	34	11.00
50–74.9	17	5.50	24	7.77
75–100.0	13	4.21	16	5.18
>100.0	27	8.74	49	15.86
Total	137	44.34%	172	55.66%

1 Inception.

2  One basis point equals 1/100 of a percentage point.

5

Extended Duration Treasury Index Fund

Fund Profile

As of February 28, 2009

Financial Attributes
		Target
	Fund	Index[1]
Number of Issues	47	47
Yield[2]		4.1%
Institutional Shares	4.0%
ETF Shares	3.9%
Yield to Maturity	4.0%[3]	4.1%
Average Coupon	0.0%	0.0%
Average Effective Maturity	24.9 years	24.4 years
Average Quality[4]	Aaa	Aaa
Average Duration	24.8 years	24.4 years
Expense Ratio[5]		—
Institutional Shares	0.11%
ETF Shares	0.14%
Short-Term Reserves	0.0%	—

Sector Diversification (% of portfolio)

Treasury/Agency	100.0%

Distribution by Maturity (% of portfolio)

20–30 Years	100.0%

Distribution by Credit Quality[4] (% of portfolio)

Aaa	100.0%

Investment Focus

1  Barclays Capital U.S. Treasury STRIPS 20–30 Year Equal Par Bond Index.

2  30-day SEC yield for the fund; index yield assumes that all bonds are called or prepaid at the earliest possible date. See the Glossary.

3  Before expenses.

4  Moody’s Investors Service.

5  The expense ratios shown are from the prospectuses dated December 29, 2008, and represent estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended February 28, 2009, the annualized expense ratios were 0.11% for Institutional Shares and 0.14% for ETF Shares.

6

Extended Duration Treasury Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 28, 2007–February 28, 2009

	Institutional Shares			Barclays[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
2008	–1.6%	2.0%	0.4%	0.8%
2009[2]	14.7	2.2	16.9	15.7

Average Annual Total Returns: Periods Ended December 31, 2008

This table presents total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Since Inception
	Inception Date	One Year	Capital	Income	Total
Institutional Shares	11/28/2007	55.52%	43.00%	5.13%	48.13%
ETF Shares	12/6/2007
Market Price		55.79	—	—	52.14
Net Asset Value		55.40	46.65	5.26	51.91

1  Barclays Capital U.S. Treasury STRIPS 20–30 Year Equal Par Bond Index

2  Six months ended February 28, 2009.

7

Extended Duration Treasury Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
U.S. Government Obligations (100.0%)
U.S. Treasury STRIPS	0.00%	5/15/29	10,100	4,350
U.S. Treasury STRIPS	0.00%	8/15/29	9,550	4,118
U.S. Treasury STRIPS	0.00%	8/15/29	10,650	4,527
U.S. Treasury STRIPS	0.00%	11/15/29	9,600	4,065
U.S. Treasury STRIPS	0.00%	2/15/30	11,200	4,663
U.S. Treasury STRIPS	0.00%	5/15/30	8,350	3,500
U.S. Treasury STRIPS	0.00%	5/15/30	13,200	5,430
U.S. Treasury STRIPS	0.00%	8/15/30	11,400	4,644
U.S. Treasury STRIPS	0.00%	11/15/30	8,725	3,532
U.S. Treasury STRIPS	0.00%	2/15/31	5,150	2,101
U.S. Treasury STRIPS	0.00%	2/15/31	15,850	6,346
U.S. Treasury STRIPS	0.00%	5/15/31	9,650	3,839
U.S. Treasury STRIPS	0.00%	8/15/31	10,650	4,195
U.S. Treasury STRIPS	0.00%	11/15/31	11,100	4,322
U.S. Treasury STRIPS	0.00%	2/15/32	10,850	4,209
U.S. Treasury STRIPS	0.00%	5/15/32	10,705	4,137
U.S. Treasury STRIPS	0.00%	8/15/32	11,350	4,350
U.S. Treasury STRIPS	0.00%	11/15/32	8,685	3,310
U.S. Treasury STRIPS	0.00%	2/15/33	10,300	3,906
U.S. Treasury STRIPS	0.00%	5/15/33	11,050	4,180
U.S. Treasury STRIPS	0.00%	8/15/33	11,750	4,399
U.S. Treasury STRIPS	0.00%	11/15/33	8,450	3,148
U.S. Treasury STRIPS	0.00%	2/15/34	9,800	3,623
U.S. Treasury STRIPS	0.00%	5/15/34	9,400	3,454
U.S. Treasury STRIPS	0.00%	8/15/34	11,300	4,114
U.S. Treasury STRIPS	0.00%	11/15/34	11,725	4,245
U.S. Treasury STRIPS	0.00%	2/15/35	9,300	3,333
U.S. Treasury STRIPS	0.00%	5/15/35	10,125	3,621
U.S. Treasury STRIPS	0.00%	8/15/35	9,650	3,411
U.S. Treasury STRIPS	0.00%	11/15/35	10,460	3,677
U.S. Treasury STRIPS	0.00%	2/15/36	10,300	3,710
U.S. Treasury STRIPS	0.00%	2/15/36	11,850	4,118
U.S. Treasury STRIPS	0.00%	5/15/36	10,760	3,749
U.S. Treasury STRIPS	0.00%	8/15/36	9,800	3,387
U.S. Treasury STRIPS	0.00%	11/15/36	11,930	4,082
U.S. Treasury STRIPS	0.00%	2/15/37	12,745	4,321
U.S. Treasury STRIPS	0.00%	2/15/37	8,700	3,059
U.S. Treasury STRIPS	0.00%	5/15/37	9,150	3,217
U.S. Treasury STRIPS	0.00%	5/15/37	10,200	3,443

8

Extended Duration Treasury Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
U.S. Treasury STRIPS	0.00%	8/15/37	11,945	4,030
U.S. Treasury STRIPS	0.00%	11/15/37	10,200	3,417
U.S. Treasury STRIPS	0.00%	2/15/38	12,850	4,465
U.S. Treasury STRIPS	0.00%	2/15/38	6,200	2,139
U.S. Treasury STRIPS	0.00%	5/15/38	16,995	5,983
U.S. Treasury STRIPS	0.00%	5/15/38	9,050	3,134
U.S. Treasury STRIPS	0.00%	2/15/39	22,000	7,643
U.S. Treasury STRIPS	0.00%	2/15/39	4,000	1,384
Total U.S. Government Obligations (Cost $164,948)				186,030

			Shares
Temporary Cash Investment (0.0%)
[1] Vanguard Market Liquidity Fund (Cost $43)	0.663%		42,913	43
Total Investments (100.0%) (Cost $164,991)				186,073
Other Assets and Liabilities (0.0%)
Other Assets				10,530
Liabilities				(10,540)
				(10)
Net Assets (100%)				186,063

Statement of Assets and Liabilities
Assets
Investments in Securities, at Value				186,073
Receivables for Investment Securities Sold				10,477
Other Assets				53
Total Assets				196,603
Liabilities
Payables for Investment Securities Purchased				10,430
Other Liabilities				110
Total Liabilities				10,540
Net Assets				186,063

9

Extended Duration Treasury Index Fund

At February 28, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	124,652
Undistributed Net Investment Income	1,149
Accumulated Net Realized Gains	39,180
Unrealized Appreciation (Depreciation)	21,082
Net Assets	186,063

Institutional Shares—Net Assets
Applicable to 4,329,133 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	146,674
Net Asset Value Per Share—Institutional Shares	$33.88

ETF Shares—Net Assets
Applicable to 350,000 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	39,389
Net Asset Value Per Share—ETF Shares	$112.54

•  See Note A in Notes to Financial Statements.

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

10

Extended Duration Treasury Index Fund

Statement of Operations

Six Months Ended
February 28, 2009
($000)
Investment Income
Income
Interest[1]	5,225
Total Income	5,225
Expenses
The Vanguard Group—Note B
Investment Advisory Services	14
Management and Administrative—Institutional Shares	65
Management and Administrative—ETF Shares	16
Marketing and Distribution—Institutional Shares	37
Marketing and Distribution—ETF Shares	3
Custodian Fees	19
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	2
Total Expenses	156
Expenses Paid Indirectly	(2)
Net Expenses	154
Net Investment Income	5,071
Realized Net Gain (Loss) on Investment Securities Sold	44,774
Change in Unrealized Appreciation (Depreciation) of Investment Securities	20,858
Net Increase (Decrease) in Net Assets Resulting from Operations	70,703

1  Interest income from an affiliated company of the fund was $3,000.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Extended Duration Treasury Index Fund

Statement of Changes in Net Assets

		November 28,
	Six Months Ended,	2007[1] to
	February 28,	August 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,071	4,313
Realized Net Gain (Loss)	44,774	(927)
Change in Unrealized Appreciation (Depreciation)	20,858	224
Net Increase (Decrease) in Net Assets Resulting from Operations	70,703	3,610
Distributions
Net Investment Income
Institutional Shares	(5,085)	(2,278)
ETF Shares	(676)	(196)
Realized Capital Gain
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(5,761)	(2,474)
Capital Share Transactions
Institutional Shares	(172,573)	256,542
ETF Shares	30,677	5,339
Net Increase (Decrease) from Capital Share Transactions	(141,896)	261,881
Total Increase (Decrease)	(76,954)	263,017
Net Assets
Beginning of Period	263,017	—
End of Period[2]	186,063	263,017

1 Inception.

2  Net Assets—End of Period includes undistributed net investment income of $1,149,000 and $1,839,000.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Extended Duration Treasury Index Fund

Financial Highlights

Institutional Shares
	Six Months November 28,
	Ended	2007[1] to
	February 28,	August 31,
For a Share Outstanding Throughout Each Period	2009	2008
Net Asset Value, Beginning of Period	$29.52	$30.00
Investment Operations
Net Investment Income	.647[2]	1.023[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	4.407	(.928)
Total from Investment Operations	5.054	.095
Distributions
Dividends from Net Investment Income	(.694)	(.575)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.694)	(.575)
Net Asset Value, End of Period	$33.88	$29.52

Total Return[4]	16.91%	0.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$147	$258
Ratio of Total Expenses to Average Net Assets	0.11%[5]	0.11%[5]
Ratio of Net Investment Income to Average Net Assets	3.74%[5]	4.55%[5]
Portfolio Turnover Rate[6]	29%[5]	36%

1 Inception.

2  Calculated based on average shares outstanding.

3  Includes increases from purchase fees of $.00 and $.03.

4  Total returns do not include a portfolio transaction fee that may apply to aggregate purchases of more than $20 million by a single investor.

5  Annualized.

6  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Extended Duration Treasury Index Fund

Financial Highlights

ETF Shares
	Six Months December 6,
	Ended	2007[1] to
	February 28,	August 31,
For a Share Outstanding Throughout Each Period	2009	2008
Net Asset Value, Beginning of Period	$98.11	$97.78
Investment Operations
Net Investment Income	2.098[2]	3.166[2]
Net Realized and Unrealized Gain (Loss) on Investments[3]	14.642	(.983)
Total from Investment Operations	16.740	2.183
Distributions
Dividends from Net Investment Income	(2.310)	(1.853)
Distributions from Realized Capital Gains	—	—
Total Distributions	(2.310)	(1.853)
Net Asset Value, End of Period	$112.54	$98.11

Total Return	16.84%	2.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$39	$5
Ratio of Total Expenses to Average Net Assets	0.14%[4]	0.14%[4]
Ratio of Net Investment Income to Average Net Assets	3.71%[4]	4.52%[4]
Portfolio Turnover Rate[5]	29%[4]	36%

1 Inception.

2  Calculated based on average shares outstanding.

3  Includes increases from purchase fees of $.00 and $.11.

4  Annualized.

5  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Extended Duration Treasury Index Fund

Notes to Financial Statements

Vanguard Extended Duration Treasury Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Institutional Shares, Institutional Plus Shares, and ETF Shares. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. Institutional Plus Shares are available to investors who invest a minimum of $100 million. The fund has not issued any Institutional Plus Shares through February 28, 2009. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax return for the open tax year ended August 31, 2008, and for the period ended February 28, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees, if any, assessed on purchases of Institutional Shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its

15

Extended Duration Treasury Index Fund

net assets in capital contributions to Vanguard. At February 28, 2009, the fund had contributed capital of $54,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 0.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2009, custodian fee offset arrangements reduced the fund’s expenses by $2,000 (an annual rate of 0.00% of average net assets).

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2009, the fund realized $5,146,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2008, the fund had available realized losses of $435,000 to offset future net capital gains through August 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2009, the cost of investment securities for tax purposes was $164,991,000. Net unrealized appreciation of investment securities for tax purposes was $21,082,000, consisting of unrealized gains of $21,116,000 on securities that had risen in value since their purchase and $34,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended February 28, 2009, the fund purchased $88,998,000 of investment securities and sold $236,883,000 of investment securities, other than temporary cash investments.

16

Extended Duration Treasury Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Inception[1] to
	February 28, 2009		August 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued[2]	4,156	129	256,993	8,769
Issued in Lieu of Cash Distributions	5,085	140	2,278	80
Redeemed	(181,814)	(4,683)	(2,729)	(106)
Net Increase (Decrease)—Institutional Shares	(172,573)	(4,414)	256,542	8,743
ETF Shares
Issued[2]	50,155	450	14,691	150
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(19,478)	(150)	(9,352)	(100)
Net Increase (Decrease)—ETF Shares	30,677	300	5,339	50

1 Inception was November 28, 2007, for Institutional Shares and December 6, 2007, for ETF Shares.

2 Includes purchase fees of $0 and $289,000 (fund totals).

G. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

17

Extended Duration Treasury Index Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of February 28, 2009, based on the inputs used to value them:

Investments
in Securities
Valuation Inputs	($000)
Level 1—Quoted prices	43
Level 2—Other significant observable inputs	186,030
Level 3—Significant unobservable inputs	—
Total	186,073

18

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended February 28, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Extended Duration Treasury Index Fund	8/31/2008	2/28/2009	Period[1]
Based on Actual Fund Return
Institutional Shares	$1,000.00	$1,169.07	$0.59
ETF Shares	1,000.00	1,168.38	0.75
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,024.25	$0.55
ETF Shares	1,000.00	1,024.10	0.70

1  The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.11% for Institutional Shares and 0.14% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

19

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

20

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Distribution by Coupon. A breakdown of the securities in a fund according to coupon rate—the interest rate that an issuer promises to pay, expressed as an annual percentage of face value. Securities with unusually high coupon rates may be subject to call risk, the possibility that they will be redeemed (or “called”) early by the issuer.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

21

This page intentionally left blank.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 157 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Chairman of the Board and Interested Trustee

John J. Brennan1

Born 1954. Trustee Since May 1987. Chairman of the Board. Principal Occupation(s) During the Past Five Years: Chairman of the Board and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group (1996–2008).

Independent Trustees

Charles D. Ellis

Born 1937. Trustee Since January 2001. Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years: Retired Executive Chief Staff and Marketing Officer for North America and Corporate Vice President of Xerox Corporation (photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, the Boy Scouts of America, Amerigroup Corporation (direct health and medical insurance carriers), and Monroe Community College Foundation.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); President of Rohm and Haas Co. (2006–2008); Board Member of American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) and Hewlett-Packard Co. (electronic computer manufacturing); Trustee of The Conference Board.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal

Occupation(s) During the Past Five Years: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science in the School of Arts and Sciences with Secondary Appointments at the Annenberg School for Communication and the Graduate School of Education of the University of Pennsylvania; Director of Carnegie Corporation of New York, Schuylkill River Development Corporation, and Greater Philadelphia Chamber of Commerce; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years: Retired Corporate Vice President, Chief Global Diversity Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Vice President and Chief Information Officer (1997–2005) of Johnson & Johnson; Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Senior Associate Dean, and Director of Faculty Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm).

Alfred M. Rankin, Jr.

Born 1941. Trustee Since January 1993. Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson

Born 1936. Trustee Since April 1985. Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers

Thomas J. Higgins1

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group since 2008; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Kathryn J. Hyatt1

Born 1955. Treasurer Since November 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group since 2008; Assistant Treasurer of each of the investment companies served by The Vanguard Group (1988–2008).

F. William McNabb III1

Born 1957. Chief Executive Officer Since August 2008. President Since March 2008. Principal Occupation(s) During the Past Five Years: Director of The Vanguard Group, Inc., since 2008; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Heidi Stam1

Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2005; Director and Senior Vice President of Vanguard Marketing Corporation since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Michael S. Miller
Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Glenn W. Reed
Paul A. Heller	George U. Sauter

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

1  These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	The funds or securities referred to herein are not
sponsored, endorsed, or promoted by MSCI, and MSCI
Direct Investor Account Services > 800-662-2739	bears no liability with respect to any such funds or
securities. For any such funds or securities, the
Institutional Investor Services > 800-523-1036	prospectus or the Statement of Additional Information
contains a more detailed description of the limited
Text Telephone for People	relationship MSCI has with The Vanguard Group and
With Hearing Impairment > 800-952-3335	any related funds.

Russell is a trademark of The Frank Russell Company.
This material may be used in conjunction
with the offering of shares of any Vanguard	All comparative mutual fund data are from Lipper Inc.
fund only if preceded or accompanied by	or Morningstar, Inc., unless otherwise noted.
the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
Vanguard Extended Duration Treasury ETF is not	and searching for “proxy voting guidelines,” or by
sponsored, endorsed, sold, or promoted by Barclays	calling Vanguard at 800-662-2739. The guidelines are
Capital. Barclays Capital makes no representation or	also available from the SEC’s website, www.sec.gov.
warranty, express or implied, to the owners of Vanguard	In addition, you may obtain a free report on how your
Extended Duration Treasury ETF or any member of the	fund voted the proxies for securities it owned during
public regarding the advisability of investing in securities	the 12 months ended June 30. To get the report, visit
generally or in Vanguard Extended Duration Treasury ETF	either www.vanguard.com or www.sec.gov.
particularly or the ability of the Barclays Capital Index
to track general bond market performance. Barclays
Capital hereby expressly disclaims all warranties of	You can review and copy information about your fund
merchantability and fitness for a particular purpose	at the SEC’s Public Reference Room in Washington, D.C.
with respect to the Barclays Capital Index and any data	To find out more about this public service, call the SEC
included therein. Barclays Capital’s only relationship to	at 202-551-8090. Information about your fund is also
Vanguard and Vanguard Extended Duration Treasury	available on the SEC’s website, and you can receive
ETF is the licensing of the Barclays Capital Index which	copies of this information, for a fee, by sending a
is determined, composed, and calculated by Barclays	request in either of two ways: via e-mail addressed to
Capital without regard to Vanguard or the Vanguard	publicinfo@sec.gov or via regular mail addressed to the
Extended Duration Treasury ETF. Barclays Capital is	Public Reference Section, Securities and Exchange
not responsible for, and has not participated in, the	Commission, Washington, DC 20549-0102.
determination of the timing of, prices of, or quantities of
Vanguard Extended Duration Treasury ETF to be issued.

© 2009 The Vanguard Group, Inc.

All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q12752 042009

>  Vanguard’s Mega Cap 300 Index Funds posted returns ranging from about –43% to –39% for the six months ended February 28, 2009. Each fund closely tracked its target benchmark.

>  The Mega Cap 300 Growth Index Fund performed better than its value counterpart during the fiscal half-year; however, all three funds reported losses in every sector.

>  The broad U.S. stock market returned about –42% for the half-year.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Mega Cap 300 Index Fund	8
Mega Cap 300 Growth Index Fund	22
Mega Cap 300 Value Index Fund	34
About Your Fund’s Expenses	46
Glossary	48

Mega Cap 300 Index Fund
Mega Cap 300 Growth Index Fund
Mega Cap 300 Value Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended February 28, 2009
	Ticker	Total
	Symbol	Returns
Vanguard Mega Cap 300 Index Fund
Institutional Shares[1]	VMCTX	–40.91%
ETF Shares[2]	MGC
Market Price		–40.87
Net Asset Value		–40.91
MSCI US Large Cap 300 Index		–40.92
Average Large-Cap Core Fund[3]		–41.23

Vanguard Mega Cap 300 Growth Index Fund
Institutional Shares[1]	VMGAX	–39.11%
ETF Shares[2]	MGK
Market Price		–39.12
Net Asset Value		–39.12
MSCI US Large Cap Growth Index		–39.14
Average Large-Cap Growth Fund[3]		–40.13

Vanguard Mega Cap 300 Value Index Fund
Institutional Shares[1]	VMVLX	–42.72%
ETF Shares[2]	MGV
Market Price		–42.65
Net Asset Value		–42.71
MSCI US Large Cap Value Index		–42.78
Average Large-Cap Value Fund[3]		–42.36

1  This class of shares carries low expenses and is available for a minimum investment of $5 million.

2  Vanguard ETF™ Shares are traded on the NYSE Arca exchange and are available only through brokers. The table shows ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138.

3  Derived from data provided by Lipper Inc.

1

President’s Letter

Dear Shareholder,

For the fiscal half-year ended February 28, 2009, returns for Vanguard’s Mega Cap 300 Index Funds ranged from about –43% for the Mega Cap 300 Value Index Fund ETF to –39% for the Mega Cap 300 Growth Index Fund ETF.

As stocks reeled from the collapse of major banking institutions, weakness was widespread across all sectors. The funds’ returns were depressed by their stakes in financials, information technology, industrials, and energy. The Mega Cap 300 Growth Index Fund, which had very little exposure to the battered financial sector, performed better than its value and broad-market counterparts.

Although it may be cold comfort, the funds accomplished their objective of closely tracking their benchmark indexes. Two of the funds held up better than the average returns of their peer groups.

Stocks fell steeply and broadly amid credit woes and slow growth

Stocks began the fiscal half-year inauspiciously and continued to decline as tight credit maintained its grip on business and major economies slipped into recession. Neither landmark programs to bolster financial institutions nor the $787 billion economic stimulus package signed into law in February served to boost investor confidence, which was already badly shaken after the U.S. stock market suffered its second-worst calendar-year performance ever.

2

For the six months ended February 28, U.S. equities overall returned about –42%. International stocks returned about –45%; emerging markets, which had boomed in recent years, were hit especially hard. The declines across the globe were notable for their speed, breadth, and extraordinary magnitude. Volatility also increased dramatically, to levels not seen since the 1930s. For example, the period encompassed not only four of the worst but also two of the best U.S. trading days since 1928 (based on percentage losses and gains).

Investors sought refuge in low-yield, but liquid, Treasuries

In the wake of the September collapse of Lehman Brothers, a leading Wall Street investment bank, credit markets deteriorated globally—a painful reminder of how intertwined markets have become and of how important trust is to keep them functioning. Lacking confidence, investors continued to seek the relative safety and liquidity of U.S. Treasury securities, driving prices up and yields down—even briefly driving very short-term yields into negative territory. This flight to quality led corporate bonds to experience two of their worst months ever in terms of real returns, in September and October.

After several aggressive actions by the Federal Reserve Board and the Treasury—including lowering the target for the federal funds rate to a range of 0% to 0.25%—signs of a thaw began to emerge. January and February, for example, were the most active months for the issuance

Market Barometer
	Total Returns
	Periods Ended February 28, 2009
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	–42.25%	–43.62%	–6.38%
Russell 2000 Index (Small-caps)	–46.91	–42.38	–6.68
Dow Jones Wilshire 5000 Index (Entire market)	–42.27	–43.15	–6.04
MSCI All Country World Index ex USA (International)	–45.36	–51.27	–1.65

Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	1.88%	2.06%	4.00%
Barclays Capital Municipal Bond Index	0.05	5.18	3.13
Citigroup 3-Month Treasury Bill Index	0.42	1.31	3.07

CPI
Consumer Price Index	–3.15%	0.24%	2.65%

1 Annualized.

3

of investment-grade corporate bonds since 1995. Against this backdrop, the broad taxable bond market returned almost 2% for the six-month period, while tax-exempt bonds were about flat.

Fund holdings plummeted in a brutal stock market

Launched a little more than a year ago, Vanguard’s three Mega Cap 300 Index Funds are designed to give shareholders an opportunity to invest in the U.S. market’s largest stocks as a whole, or in distinct portfolios encompassing the large-cap market’s growth and value components.

During the fiscal half-year, the Mega Cap 300 Index Fund, which tracks a broadly diversified index of the largest U.S. companies, was clobbered as the U.S. stock market experienced an unusually tumultuous period. The fund’s large concentration in financial, information technology, and industrial stocks hurt its performance the most.

The Mega Cap 300 Value Index Fund, which is heavily weighted in the financial and energy sectors, was the weakest performer of the three Mega Cap 300 Index Funds for the period as the credit crunch undermined banks and brokerages and oil prices tumbled. The fund held large stakes in investment banks embroiled in the subprime-mortgage crisis.

The Mega Cap 300 Growth Index Fund, which has relatively modest exposure to financials, could not insulate itself from the ripple effects of the credit market

Expense Ratios[1]
Your Fund Compared With Its Peer Group
	Institutional	ETF	Peer
	Shares	Shares	Group
Mega Cap 300 Index Fund	0.11%	0.13%	1.26%
Mega Cap 300 Growth Index Fund	0.11	0.13	1.34
Mega Cap 300 Value Index Fund	0.11	0.13	1.25

1  The fund expense ratios shown are from the prospectuses dated December 29, 2008 and represent estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended February 28, 2009, the annualized expense ratios were 0.10% for the Mega Cap 300 Index Fund Institutional Shares and 0.13% for the ETF Shares; 0.10% for the Mega Cap 300 Growth Index Fund Institutional Shares and 0.13% for the ETF Shares; and 0.10% for the Mega Cap 300 Value Index Fund Institutional Shares and 0.13% for the ETF Shares. Peer groups are: for the Mega Cap 300 Index Fund, the Average Large-Cap Core Fund, for the Mega Cap 300 Growth Index Fund, the Average Large-Cap Growth Fund, and for the Mega Cap 300 Value Index Fund, the Average Large-Cap Value Fund. The peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2008.

4

crisis. As the overall economy weakened, demand for consumer products such as computer hardware and software declined, which hurt the fund’s large holdings in information technology and consumer discretionary stocks. The decline in commodity prices, which pushed down the prices of industrial and energy stocks, also weighed heavily on the fund’s return.

All three funds reported losses in each of the ten market sectors for the six-month period. Among the sectors that lost least were utilities and telecommunication services.

Long-term view and diversification are key in turbulent markets

The stock market faced significant headwinds during the fiscal half-year.

Although such volatility may be jarring for some investors, it’s important not to let these short-term extremes blind us to the long-term case for equities. The stock market’s occasionally frightening declines are an unavoidable tradeoff for its potential to produce superior returns in the long term.

At Vanguard, we counsel you, the investor, to maintain a diversified portfolio of stock, bond, and money market funds that fit your goals, time horizon, and risk tolerance. Even such carefully considered portfolios have struggled recently, of course, but we believe that broad diversification among and within asset classes is the right long-term policy, and can position you to weather the occasional storm while benefiting from the inevitable return to better times.

Vanguard’s Mega Cap 300 Index Funds can play an important role in such a portfolio. They combine access to the largest stocks in the U.S. market with the benefits of Vanguard’s historically low costs and indexing expertise.

Thank you for investing your assets with Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

March 12, 2009

5

Vanguard Mega Cap 300 ETF
Premium/Discount: December 17, 2007[1]–February 28, 2009

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	148	49.01%	134	44.38%
25–49.9	9	2.98	3	0.99
50–74.9	3	0.99	1	0.33
75–100.0	1	0.33	1	0.33
>100.0	2	0.66	0	0.00
Total	163	53.97%	139	46.03%

Vanguard Mega Cap 300 Growth ETF
Premium/Discount: December 17, 2007[1]–February 28, 2009

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	141	46.69%	142	47.03%
25–49.9	6	1.99	4	1.32
50–74.9	1	0.33	2	0.66
75–100.0	1	0.33	0	0.00
>100.0	3	0.99	2	0.66
Total	152	50.33%	150	49.67%

Vanguard Mega Cap 300 Value ETF
Premium/Discount: December 17, 2007[1]–February 28, 2009

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	153	50.66%	115	38.08%
25–49.9	15	4.97	5	1.66
50–74.9	5	1.66	2	0.66
75–100.0	3	0.99	1	0.33
>100.0	3	0.99	0	0.00
Total	179	59.27%	123	40.73%

1 Inception.

2  One basis point equals 1/100 of a percentage point.

6

Your Fund’s Performance at a Glance
August 31, 2008–February 28, 2009
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Mega Cap 300 Index Fund
Institutional Shares	$87.14	$50.95	$0.725	$0.000
ETF Shares	44.21	25.85	0.361	0.000
Mega Cap 300 Growth Index Fund
Institutional Shares	$91.10	$55.05	$0.540	$0.000
ETF Shares	46.04	27.82	0.268	0.000
Mega Cap 300 Value Index Fund
Institutional Shares	$83.69	$47.15	$1.139	$0.000
ETF Shares	42.21	23.78	0.569	0.000

7

Mega Cap 300 Index Fund

Fund Profile

As of February 28, 2009

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	289	300	4,524
Median Market Cap	$41.9B	$41.9B	$20.9B
Price/Earnings Ratio	11.7x	11.8x	12.4x
Price/Book Ratio	1.7x	1.7x	1.5x
Yield[3]		3.3%	3.1%
Institutional Shares	3.2%
ETF Shares	3.2%
Return on Equity	22.4%	22.4%	20.8%
Earnings Growth Rate	18.1%	18.1%	17.6%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	8%	—	—
Expense Ratio[5]		—	—
Institutional Shares	0.11%
ETF Shares	0.13%
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	7.7%	7.8%	9.0%
Consumer Staples	13.9	13.8	11.7
Energy	14.4	14.5	13.0
Financials	9.9	9.9	12.3
Health Care	16.4	16.3	15.3
Industrials	8.7	8.7	9.9
Information Technology	17.9	18.0	17.1
Materials	3.0	3.0	3.4
Telecommunication
Services	4.2	4.1	3.7
Utilities	3.9	3.9	4.6

Ten Largest Holdings[6] (% of total net assets)

ExxonMobil Corp.	integrated oil
	and gas	5.8%
The Procter & Gamble Co.	household products	2.4
AT&T Inc.	integrated
	telecommunication
	services	2.4
Johnson & Johnson	pharmaceuticals	2.3
Microsoft Corp.	systems software	2.2
International Business
Machines Corp.	computer hardware	2.1
Chevron Corp.	integrated oil
	and gas	2.1
Wal-Mart Stores, Inc.	hypermarkets and
	supercenters	2.0
General Electric Co.	industrial
	conglomerates	1.5
Cisco Systems, Inc.	communications
	equipment	1.4
Top Ten		24.2%

Investment Focus

1  MSCI US Large Cap 300 Index.

2  Dow Jones Wilshire 5000 Index.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.

4  Annualized.

5  The expense ratios shown are from the prospectuses dated December 29, 2008 and represent estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended February 28, 2009, the annualized expense ratios were 0.10% for the Institutional Shares and 0.13% for the ETF Shares.

6  The holdings listed exclude any temporary cash investments and equity index products.

8

Mega Cap 300 Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal Year Total Returns (%): December 17, 2007–February 28, 2009

Average Annual Total Returns: Periods Ended December 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

			Since
	Inception Date	One Year	Inception
ETF Shares	12/17/2007
Market Price		–36.00%	–33.92%
Net Asset Value		–36.08	–34.03
Institutional Shares	2/22/2008	—	–30.80

1  Six months ended February 28, 2009.

Note: See Financial Highlights tables for dividend and capital gains information.

9

Mega Cap 300 Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (7.7%)
	McDonald’s Corp.	35,519	1,856
	Home Depot, Inc.	54,077	1,130
	The Walt Disney Co.	56,234	943
	Time Warner, Inc.	114,219	872
	Comcast Corp. Class A	58,772	768
	Lowe’s Cos., Inc.	46,665	739
*	Amazon.com, Inc.	10,923	708
	Target Corp.	22,769	645
	NIKE, Inc. Class B	11,805	490
	Yum! Brands, Inc.	14,815	389
	Staples, Inc.	22,639	361
	Comcast Corp. Special
	Class A	29,335	356
*	DIRECTV Group, Inc.	16,719	333
*	Kohl’s Corp.	9,196	323
	News Corp., Class A	57,776	321
	Best Buy Co., Inc.	11,074	319
*	Apollo Group, Inc. Class A	4,291	311
	TJX Cos., Inc.	13,302	296
	Carnival Corp.	13,790	270
*	Liberty Media Corp.	15,512	269
*	Viacom Inc. Class B	16,813	259
	Omnicom Group Inc.	10,008	241
	Johnson Controls, Inc.	18,639	212
*	Starbucks Corp.	22,898	210
	The McGraw-Hill Cos., Inc.	10,085	199
	The Gap, Inc.	16,095	174
*	Bed Bath & Beyond, Inc.	8,145	174
*	Coach, Inc.	10,653	149
	Marriott International, Inc.
	Class A	8,877	126
*	Ford Motor Co.	62,732	125
	Fortune Brands, Inc.	4,692	111
	Macy’s Inc.	13,216	104
*	Time Warner Cable, Inc.	5,666	103
	J.C. Penney Co., Inc.
	(Holding Co.)	6,722	103
	News Corp., Class B	13,888	87
	International Game
	Technology	9,519	84
*,^	Sears Holdings Corp.	2,177	80

	CBS Corp.	18,546	79
*	DISH Network Corp.	6,572	74
	Garmin Ltd.	3,518	60
*	Liberty Global, Inc. Class A	4,698	58
*	Liberty Global, Inc. Series C	4,491	53
*	Las Vegas Sands Corp.	9,797	22
			14,586
Consumer Staples (13.8%)
	The Procter & Gamble Co.	93,828	4,520
	Wal-Mart Stores, Inc.	75,151	3,700
	The Coca-Cola Co.	66,294	2,708
	PepsiCo, Inc.	49,467	2,381
	Philip Morris
	International Inc.	64,410	2,156
	CVS Caremark Corp.	45,728	1,177
	Kraft Foods Inc.	46,775	1,065
	Altria Group, Inc.	65,600	1,013
	Colgate-Palmolive Co.	16,070	967
	Walgreen Co.	31,490	751
	Kimberly-Clark Corp.	13,134	619
	Costco Wholesale Corp.	13,691	580
	General Mills, Inc.	10,569	555
	Archer-Daniels-Midland Co.	18,367	490
	Sysco Corp.	19,042	409
	The Kroger Co.	19,626	406
	Kellogg Co.	8,419	328
	H.J. Heinz Co.	10,012	327
	Lorillard, Inc.	5,351	313
	Safeway, Inc.	13,733	254
	Avon Products, Inc.	13,344	235
	ConAgra Foods, Inc.	14,332	216
	The Clorox Co.	4,339	211

10

Mega Cap 300 Index Fund

			Market
			Value•
		Shares	($000)
	Campbell Soup Co.	6,999	187
	Reynolds American Inc.	5,508	185
	Sara Lee Corp.	22,673	175
	The Hershey Co.	4,937	166
			26,094
Energy (14.4%)
	ExxonMobil Corp.	161,950	10,996
	Chevron Corp.	64,689	3,927
	ConocoPhillips Co.	45,092	1,684
	Schlumberger Ltd.	38,085	1,450
	Occidental Petroleum Corp.	25,841	1,340
	Apache Corp.	10,595	626
*	Transocean Ltd.	10,163	608
	Devon Energy Corp.	13,355	583
	XTO Energy, Inc.	17,377	550
	Marathon Oil Corp.	22,465	523
	Hess Corp.	9,344	511
	Anadarko Petroleum Corp.	14,615	511
	Halliburton Co.	28,456	464
	EOG Resources, Inc.	7,904	396
*	National Oilwell Varco Inc.	13,198	353
	Valero Energy Corp.	16,427	318
*	Southwestern Energy Co.	10,966	316
	Baker Hughes Inc.	9,786	287
	Chesapeake Energy Corp.	18,313	286
	Spectra Energy Corp.	19,304	251
	Murphy Oil Corp.	5,678	237
*	Weatherford
	International Ltd.	21,598	231
	Williams Cos., Inc.	18,092	204
	Peabody Energy Corp.	8,523	202
	Smith International, Inc.	6,925	149
	Diamond Offshore
	Drilling, Inc.	2,208	138
			27,141
Financials (9.9%)
	JPMorgan Chase & Co.	118,833	2,715
	Wells Fargo & Co.	125,795	1,522
	The Goldman Sachs
	Group, Inc.	12,671	1,154
*	Berkshire Hathaway Inc.
	Class B	345	885
	Bank of New York
	Mellon Corp.	36,567	811
	Bank of America Corp.	202,577	800
	U.S. Bancorp	55,864	799
	The Travelers Cos., Inc.	18,680	675
	Morgan Stanley	30,430	595
	MetLife, Inc.	25,267	466
	The Chubb Corp.	11,419	446
	American Express Co.	33,237	401
	Charles Schwab Corp.	31,263	397
	Ace Ltd.	10,510	384
	PNC Financial
	Services Group	13,461	368
	Northern Trust Corp.	6,393	355
	CME Group, Inc.	1,928	352

	State Street Corp.	13,645	345
	Aon Corp.	7,848	300
	Marsh &
	McLennan Cos., Inc.	16,200	290
	BB&T Corp.	17,402	281
	The Allstate Corp.	16,155	272
	Citigroup Inc.	173,505	260
	AFLAC Inc.	15,012	252
	Franklin Resources Corp.	5,147	236
	Simon Property Group, Inc.
	REIT	7,072	234
	Progressive Corp. of Ohio	20,135	233
	Public Storage, Inc. REIT	3,991	221
	Prudential Financial, Inc.	13,341	219
	Loews Corp.	10,240	203
	T. Rowe Price Group Inc.	7,762	177
	Hudson City Bancorp, Inc.	14,685	152
	Capital One Financial Corp.	12,470	150
	Equity Residential REIT	8,493	149
	Vornado Realty Trust REIT	4,416	145
	Boston Properties, Inc. REIT	3,801	141
	Invesco, Ltd.	12,053	138
	SunTrust Banks, Inc.	10,525	127
	Moody’s Corp.	6,596	118
	KeyCorp	15,809	111
	Ameriprise Financial, Inc.	6,776	108
*	Leucadia National Corp.	5,851	86
	M & T Bank Corp.	2,276	83
	Discover Financial Services	13,479	77
	NYSE Euronext	4,101	69
	Lincoln National Corp.	7,972	68
*	SLM Corp.	14,551	67
	The Principal Financial
	Group, Inc.	8,143	65
	The Hartford Financial
	Services Group Inc.	9,442	58
	American International
	Group, Inc.	75,698	32
			18,592
Health Care (16.4%)
	Johnson & Johnson	88,338	4,417
	Pfizer Inc.	214,685	2,643
	Abbott Laboratories	49,400	2,339
	Wyeth	42,393	1,730
*	Amgen Inc.	33,734	1,651
	Merck & Co., Inc.	67,312	1,629
*	Gilead Sciences, Inc.	29,083	1,303
*	Genentech, Inc.	15,073	1,289
	Bristol-Myers Squibb Co.	63,028	1,160

11

Mega Cap 300 Index Fund

			Market
			Value•
		Shares	($000)
	Medtronic, Inc.	35,924	1,063
	Baxter International, Inc.	19,789	1,007
	Eli Lilly & Co.	32,579	957
	Schering-Plough Corp.	51,777	900
	UnitedHealth Group Inc.	38,398	755
*	Celgene Corp.	14,588	653
*	Medco Health Solutions, Inc.	15,856	643
*	WellPoint Inc.	16,162	548
*	Genzyme Corp.	8,613	525
	Covidien Ltd.	16,034	508
*	Thermo Fisher Scientific, Inc.	13,254	481
	Becton, Dickinson & Co.	7,715	477
*	Biogen Idec Inc.	9,205	424
	Allergan, Inc.	9,639	373
	Cardinal Health, Inc.	11,376	369
*	St. Jude Medical, Inc.	10,825	359
	McKesson Corp.	8,749	359
	Aetna Inc.	14,680	350
*	Express Scripts Inc.	6,671	336
	Stryker Corp.	8,998	303
*	Boston Scientific Corp.	42,783	300
	C.R. Bard, Inc.	3,119	250
*	Zimmer Holdings, Inc.	7,072	248
	Quest Diagnostics, Inc.	5,211	239
*	Forest Laboratories, Inc.	9,548	205
	CIGNA Corp.	8,599	136
			30,929
Industrials (8.7%)
	General Electric Co.	335,010	2,851
	United Technologies Corp.	28,752	1,174
	3M Co.	21,032	956
	United Parcel Service, Inc.	21,527	886
	The Boeing Co.	22,194	698
	Lockheed Martin Corp.	10,842	684
	Emerson Electric Co.	24,512	656
	Burlington Northern
	Santa Fe Corp.	10,884	640
	Union Pacific Corp.	16,090	604
	Honeywell International Inc.	21,967	589
	Raytheon Co.	13,192	527
	Caterpillar, Inc.	19,211	473
	General Dynamics Corp.	10,550	462
	Waste Management, Inc.	15,500	419
	Danaher Corp.	8,096	411
	FedEx Corp.	9,318	403
	Norfolk Southern Corp.	11,879	377
	Deere & Co.	13,645	375
	Northrop Grumman Corp.	9,888	369
	Illinois Tool Works, Inc.	13,144	365
	CSX Corp.	12,559	310
	Tyco International, Ltd.	14,909	299
	PACCAR, Inc.	11,013	276
	L-3 Communications
	Holdings, Inc.	3,816	258
	Precision Castparts Corp.	4,375	243
	Republic Services, Inc.
	Class A	11,258	224

	ITT Industries, Inc.	5,421	202
	Eaton Corp.	5,001	181
	Ingersoll-Rand Co.	9,951	141
	Southwest Airlines Co.	23,290	137
*	First Solar, Inc.	1,263	134
			16,324
Information Technology (17.9%)
	Microsoft Corp.	254,899	4,117
	International Business
	Machines Corp.	42,792	3,938
*	Cisco Systems, Inc.	186,608	2,719
*	Google Inc.	7,627	2,578
*	Apple Inc.	28,303	2,528
	Intel Corp.	177,426	2,260
	Hewlett-Packard Co.	77,863	2,260
*	Oracle Corp.	131,288	2,040
	QUALCOMM Inc.	52,708	1,762
	Visa Inc.	14,295	811
*	EMC Corp.	65,280	685
	Texas Instruments, Inc.	41,453	595
	Accenture Ltd.	19,510	570
*	Yahoo! Inc.	41,974	555
	Automatic Data
	Processing, Inc.	16,170	552
	Corning, Inc.	49,777	525
*	Dell Inc.	56,115	479
	MasterCard, Inc. Class A	2,810	444
	Applied Materials, Inc.	42,888	395
*	eBay Inc.	34,805	378
*	Symantec Corp.	26,400	365
*	Adobe Systems, Inc.	16,656	278
	Western Union Co.	22,891	255
	Motorola, Inc.	71,623	252
*	Juniper Networks, Inc.	17,093	243
*	Broadcom Corp.	13,965	230
	Paychex, Inc.	10,170	224
	CA, Inc.	13,146	223
*	Intuit, Inc.	9,553	218
*	Activision Blizzard, Inc.	18,885	189
	Analog Devices, Inc.	9,092	170
*	Electronic Arts Inc.	10,125	165
*	Agilent Technologies, Inc.	11,454	159
	Xerox Corp.	27,309	141
	Tyco Electronics Ltd.	14,829	141
*	NetApp, Inc.	10,267	138
*	NVIDIA Corp.	16,657	138
*	VMware Inc.	1,475	31
			33,751

12

Mega Cap 300 Index Fund

		Market
		Value•
	Shares	($000)
Materials (3.0%)
Monsanto Co.	17,446	1,331
Newmont Mining Corp.
(Holding Co.)	14,963	623
Praxair, Inc.	9,818	557
E.I. du Pont de
Nemours & Co.	28,730	539
Freeport-McMoRan
Copper & Gold, Inc.
Class B	12,148	369
Nucor Corp.	10,033	338
Air Products &
Chemicals, Inc.	6,654	308
Ecolab, Inc.	7,549	240
The Mosaic Co.	4,870	210
Rohm & Haas Co.	4,013	209
Dow Chemical Co.	29,038	208
Weyerhaeuser Co.	6,718	162
PPG Industries, Inc.	5,125	159
Alcoa Inc.	25,455	158
United States Steel Corp.	3,758	74
International Paper Co.	12,654	72
		5,557
Telecommunication Services (4.2%)
AT&T Inc.	187,624	4,460
Verizon
Communications Inc.	90,437	2,580
* American Tower Corp.
Class A	12,631	368
* Sprint Nextel Corp.	88,455	291
Qwest Communications
International Inc.	49,366	167
		7,866
Utilities (3.9%)
Exelon Corp.	20,948	989
Southern Co.	24,662	747
Dominion Resources, Inc.	18,509	559
FPL Group, Inc.	12,277	557
Duke Energy Corp.	39,945	538
PG&E Corp.	11,530	441
Public Service Enterprise
Group, Inc.	16,053	438
FirstEnergy Corp.	9,654	411
Entergy Corp.	6,043	407
American Electric
Power Co., Inc.	12,753	358
PPL Corp.	11,838	330
Consolidated Edison Inc.	8,655	313
Progress Energy, Inc.	8,657	307
Sempra Energy	7,345	305
Edison International	9,796	267
Ameren Corp.	6,619	157
* AES Corp.	20,999	132
Constellation Energy
Group, Inc.	5,608	111
		7,367
Total Common Stocks

	(Cost $297,609)		188,207
	Temporary Cash Investment (0.0%)
1,2	Vanguard Market Liquidity
	Fund, 0.663%
	(Cost $74)	74,002	74
	Total Investments (99.9%)
	(Cost $297,683)		188,281
	Other Assets and Liabilities (0.1%)
	Other Assets		2,018
	Liabilities[2]		(1,818)
			200
	Net Assets (100%)		188,481

13

Mega Cap 300 Index Fund

At February 28, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	301,507
Undistributed Net Investment Income	1,193
Accumulated Net Realized Losses	(4,817)
Unrealized Appreciation (Depreciation)	(109,402)
Net Assets	188,481

Institutional Shares—Net Assets
Applicable to 1,467,343 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	74,761
Net Asset Value Per Share—
Institutional Shares	$50.95

ETF Shares—Net Assets
Applicable to 4,400,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	113,720
Net Asset Value Per Share—
ETF Shares	$25.85

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. The total value of securities on loan is $74,000.

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2  Includes $74,000 of collateral received for securities on loan. REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Mega Cap 300 Index Fund

Statement of Operations

Six Months Ended
February 28, 2009
($000)
Investment Income
Income
Dividends	3,043
Interest[1]	3
Security Lending	8
Total Income	3,054
Expenses
The Vanguard Group—Note B
Investment Advisory Services	20
Management and Administrative—Institutional Shares	12
Management and Administrative—ETF Shares	28
Marketing and Distribution—Institutional Shares	12
Marketing and Distribution—ETF Shares	14
Custodian Fees	21
Auditing Fees	1
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	7
Total Expenses	115
Net Investment Income	2,939
Realized Net Gain (Loss)
Investment Securities Sold	638
Futures Contracts	111
Realized Net Gain (Loss)	749
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(102,588)
Futures Contracts	—
Change in Unrealized Appreciation (Depreciation)	(102,588)
Net Increase (Decrease) in Net Assets Resulting from Operations	(98,900)

1  Interest income from an affiliated company of the fund was $3,000.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Mega Cap 300 Index Fund

Statement of Changes in Net Assets

		December 17,
	Six Months Ended	2007[1] to
	February 28,	August 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,939	1,004
Realized Net Gain (Loss)	749	416
Change in Unrealized Appreciation (Depreciation)	(102,588)	(6,814)
Net Increase (Decrease) in Net Assets Resulting from Operations	(98,900)	(5,394)
Distributions
Net Investment Income
Institutional Shares	(1,000)	(216)
ETF Shares	(1,227)	(307)
Realized Capital Gain
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(2,227)	(523)
Capital Share Transactions
Institutional Shares	70,109	56,057
ETF Shares	78,249	91,110
Net Increase (Decrease) from Capital Share Transactions	148,358	147,167
Total Increase (Decrease)	47,231	141,250
Net Assets
Beginning of Period	141,250	—
End of Period[2]	188,481	141,250

1 Inception.

2  Net Assets—End of Period includes undistributed net investment income of $1,193,000 and $481,000.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Mega Cap 300 Index Fund

Financial Highlights

Institutional Shares
	Six Months	Feb. 22,
	Ended	2008[1] to
	February 28,	Aug. 31,
For a Share Outstanding Throughout Each Period	2009	2008
Net Asset Value, Beginning of Period	$87.14	$91.07
Investment Operations
Net Investment Income	.983[2]	.685
Net Realized and Unrealized Gain (Loss) on Investments	(36.448)	(4.028)
Total from Investment Operations	(35.465)	(3.343)
Distributions
Dividends from Net Investment Income	(.725)	(.587)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.725)	(.587)
Net Asset Value, End of Period	$50.95	$87.14

Total Return	–40.91%	–3.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$75	$53
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.08%[3]
Ratio of Net Investment Income to Average Net Assets	2.98%[3]	2.14%[3]
Portfolio Turnover Rate[4]	8%[3]	30%

1 Inception.

2  Calculated based on average shares outstanding.

3  Annualized.

4  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Mega Cap 300 Index Fund

Financial Highlights

ETF Shares
	Six Months	Dec. 17,
	Ended	2007[1] to
	February 28,	Aug. 31,
For a Share Outstanding Throughout Each Period	2009	2008
Net Asset Value, Beginning of Period	$44.21	$49.24
Investment Operations
Net Investment Income	.482[2]	.441
Net Realized and Unrealized Gain (Loss) on Investments	(18.481)	(5.179)
Total from Investment Operations	(17.999)	(4.738)
Distributions
Dividends from Net Investment Income	(.361)	(.292)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.361)	(.292)
Net Asset Value, End of Period	$25.85	$44.21

Total Return	–40.91%	–9.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$114	$88
Ratio of Total Expenses to Average Net Assets	0.13%[3]	0.13%[3]
Ratio of Net Investment Income to Average Net Assets	2.95%[3]	2.09%[3]
Portfolio Turnover Rate[4]	8%[3]	30%

1 Inception.

2  Calculated based on average shares outstanding.

3  Annualized.

4  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Mega Cap 300 Index Fund

Notes to Financial Statements

Vanguard Mega Cap 300 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on its federal income tax return for the open tax year ended August 31, 2008, and for the period ended February 28, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

19

Mega Cap 300 Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2009, the fund had contributed capital of $57,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 0.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2009, the fund realized $3,727,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2008, the fund had available realized losses of $673,000 to offset future net capital gains through August 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2009, the cost of investment securities for tax purposes was $297,683,000. Net unrealized depreciation of investment securities for tax purposes was $109,402,000, consisting of unrealized gains of $42,000 on securities that had risen in value since their purchase and $109,444,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended February 28, 2009, the fund purchased $321,576,000 of investment securities and sold $172,541,000 of investment securities, other than temporary cash investments.

20

Mega Cap 300 Index Fund

E. Capital share transactions for each class of shares were:

	Six Months Ended		Inception[1] to
	February 28, 2009		August 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	69,109	846	60,241	673
Issued in Lieu of Cash Distributions	1,000	15	216	2
Redeemed	—	—	(6,200)	(69)
Net Increase (Decrease)—Institutional Shares	70,109	861	56,057	606
ETF Shares
Issued	242,635	6,700	117,638	2,600
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(164,386)	(4,300)	(26,528)	(600)
Net Increase (Decrease)—ETF Shares	78,249	2,400	91,110	2,000
1 Inception dates are February 22, 2008, for the Institutional Shares and December 17, 2007, for the ETF Shares.

The amount of Institutional Shares issued during the six months ended February 28, 2009, includes $58,176,000 in purchases that were processed late and should have been recorded in the prior fiscal period. Vanguard, as transfer agent for the fund, offset any impact to the fund resulting from late processing of shareholder transactions. Accordingly, the purchases had no impact to the fund’s net asset values per share or total returns.

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2009, 100% of the fund’s investments were valued based on Level 1 inputs.

21

Mega Cap 300 Growth Index Fund

Fund Profile

As of February 28, 2009

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	168	172	4,524
Median Market Cap	$41.3B	$41.3B	$20.9B
Price/Earnings Ratio	11.7x	11.7x	12.4x
Price/Book Ratio	2.5x	2.5x	1.5x
Yield[3]		1.9%	3.1%
Institutional Shares	1.8%
ETF Shares	1.8%
Return on Equity	23.7%	23.7%	20.8%
Earnings Growth Rate	24.1%	24.1%	17.6%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	50%	—	—
Expense Ratio[5]		—	—
Institutional Shares	0.11%
ETF Shares	0.13%
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	9.5%	9.6%	9.0%
Consumer Staples	18.6	18.6	11.7
Energy	5.6	5.6	13.0
Financials	4.3	4.2	12.3
Health Care	19.4	19.3	15.3
Industrials	8.4	8.4	9.9
Information Technology	30.5	30.6	17.1
Materials	3.2	3.2	3.4
Telecommunication
Services	0.4	0.4	3.7
Utilities	0.1	0.1	4.6

Ten Largest Holdings[6] (% of total net assets)

Microsoft Corp.	systems software	4.1%
International Business
Machines Corp.	computer hardware	3.9
Wal-Mart Stores, Inc.	hypermarkets and
	supercenters	3.7
The Procter & Gamble Co.	household products	2.9
Cisco Systems, Inc.	communications
	equipment	2.7
Google Inc.	Internet software
	and services	2.6
Apple Inc.	computer hardware	2.5
PepsiCo, Inc.	soft drinks	2.4
Abbott Laboratories	pharmaceuticals	2.3
Hewlett-Packard Co.	computer hardware	2.3
Top Ten		29.4%

Investment Focus

1  MSCI US Large Cap Growth Index.

2  Dow Jones Wilshire 5000 Index.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.

4  Annualized.

5  The expense ratios shown are from the prospectuses dated December 29, 2008 and represent estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended February 28, 2009, the annualized expense ratios were 0.10% for the Institutional Shares and 0.13% for the ETF Shares.

6  The holdings listed exclude any temporary cash investments and equity index products.

22

Mega Cap 300 Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal Year Total Returns (%): December 17, 2007–February 28, 2009

Average Annual Total Returns: Periods Ended December 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

			Since
	Inception Date	One Year	Inception
ETF Shares	12/17/2007
Market Price		–36.43%	–34.14%
Net Asset Value		–36.47	–34.18
Institutional Shares	4/03/2008	—	–31.80

1  Six months ended February 28, 2009.

Note: See Financial Highlights tables for dividend and capital gains information.

23

Mega Cap 300 Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (9.4%)
	McDonald’s Corp.	99,552	5,202
	Comcast Corp. Class A	162,317	2,120
	Lowe’s Cos., Inc.	130,930	2,074
*	Amazon.com, Inc.	30,666	1,987
	Target Corp.	63,866	1,808
	NIKE, Inc. Class B	33,010	1,371
	Yum! Brands, Inc.	41,662	1,095
	Comcast Corp. Special
	Class A	84,851	1,031
	Staples, Inc.	63,524	1,013
*	DIRECTV Group, Inc.	46,835	934
*	Kohl’s Corp.	25,916	911
	Best Buy Co., Inc.	31,320	903
*	Apollo Group, Inc. Class A	12,043	873
	TJX Cos., Inc.	37,305	831
*	Viacom Inc. Class B	47,355	729
	Omnicom Group Inc.	27,756	667
*	Starbucks Corp.	65,531	600
	The McGraw-Hill Cos., Inc.	28,108	554
*	Bed Bath & Beyond, Inc.	23,095	492
*	Coach, Inc.	29,756	416
	Marriott International, Inc.
	Class A	24,874	352
	Garmin Ltd.	10,021	171
*	Liberty Global, Inc. Class A	13,237	162
*	Liberty Global, Inc. Series C	12,589	150
*	DISH Network Corp.	12,212	137
*	Las Vegas Sands Corp.	27,403	62
			26,645
Consumer Staples (18.6%)
	Wal-Mart Stores, Inc.	210,846	10,382
	The Procter & Gamble Co.	171,113	8,243
	PepsiCo, Inc.	138,727	6,678
	Philip Morris
	International Inc.	180,682	6,047
	The Coca-Cola Co.	93,002	3,799
	CVS Caremark Corp.	128,298	3,302
	Colgate-Palmolive Co.	45,100	2,714
	Walgreen Co.	88,349	2,108
	Costco Wholesale Corp.	38,630	1,636
	Sysco Corp.	53,564	1,152

	The Kroger Co.	55,404	1,145
	General Mills, Inc.	19,409	1,019
	Kellogg Co.	23,870	929
	Avon Products, Inc.	37,873	666
	Kimberly-Clark Corp.	12,895	607
	The Clorox Co.	12,396	602
	H.J. Heinz Co.	14,050	459
	Lorillard, Inc.	7,504	439
	Campbell Soup Co.	12,773	342
	The Hershey Co.	6,961	235
			52,504
Energy (5.6%)
	Schlumberger Ltd.	106,850	4,067
*	Transocean Ltd.	28,513	1,704
	Occidental Petroleum Corp.	25,366	1,316
	EOG Resources, Inc.	22,296	1,116
	XTO Energy, Inc.	31,739	1,005
	Hess Corp.	17,046	932
*	Southwestern Energy Co.	30,778	885
	Halliburton Co.	51,905	847
	Baker Hughes Inc.	27,381	803
*	Weatherford
	International Ltd.	61,209	653
*	National Oilwell Varco Inc.	24,110	644
	Murphy Oil Corp.	10,524	440
	Smith International, Inc.	19,427	417
	Diamond Offshore
	Drilling, Inc.	6,192	388
	Peabody Energy Corp.	15,688	371
	Williams Cos., Inc.	17,788	201
			15,789

24

Mega Cap 300 Growth Index Fund

			Market
			Value•
		Shares	($000)
Financials (4.3%)
*	Berkshire Hathaway Inc.
	Class B	969	2,485
	The Goldman Sachs
	Group, Inc.	17,779	1,619
	Charles Schwab Corp.	87,717	1,115
	Northern Trust Corp.	17,937	996
	CME Group, Inc.	5,385	982
	AFLAC Inc.	42,198	707
	Franklin Resources Corp.	14,577	668
	State Street Corp.	25,090	634
	Public Storage, Inc. REIT	11,354	630
	T. Rowe Price Group Inc.	21,840	497
	Hudson City Bancorp, Inc.	41,974	435
	Simon Property Group, Inc.
	REIT	10,108	335
	Moody’s Corp.	18,297	328
	Aon Corp.	7,734	296
	Progressive Corp. of Ohio	19,994	231
	NYSE Euronext	4,204	71
			12,029
Health Care (19.3%)
	Abbott Laboratories	138,611	6,562
	Johnson & Johnson	123,997	6,200
*	Amgen Inc.	94,648	4,631
*	Gilead Sciences, Inc.	81,326	3,643
*	Genentech, Inc.	42,289	3,618
	Medtronic, Inc.	100,792	2,982
	Baxter International, Inc.	55,393	2,820
	Schering-Plough Corp.	145,271	2,526
	UnitedHealth Group Inc.	108,139	2,125
*	Celgene Corp.	40,933	1,831
*	Medco Health Solutions, Inc.	44,480	1,805
*	WellPoint Inc.	45,486	1,543
*	Genzyme Corp.	24,168	1,473
*	Thermo Fisher Scientific, Inc.	37,539	1,361
	Becton, Dickinson & Co.	21,725	1,345
*	Biogen Idec Inc.	26,064	1,200
	Allergan, Inc.	27,163	1,052
*	St. Jude Medical, Inc.	30,748	1,020
	McKesson Corp.	24,512	1,005
	Aetna Inc.	41,180	983
*	Express Scripts Inc.	18,797	945
	Stryker Corp.	25,240	850
	Covidien Ltd.	22,501	713
	C.R. Bard, Inc.	8,823	708
*	Zimmer Holdings, Inc.	20,052	702
	Quest Diagnostics, Inc.	14,859	681
*	Forest Laboratories, Inc.	13,613	292
			54,616
Industrials (8.4%)
	3M Co.	58,944	2,680
	The Boeing Co.	62,450	1,963
	Lockheed Martin Corp.	30,422	1,920
	Emerson Electric Co.	68,808	1,841
	Burlington Northern
	Santa Fe Corp.	30,554	1,796

	Union Pacific Corp.	45,253	1,698
	Raytheon Co.	36,953	1,477
	Danaher Corp.	22,842	1,159
	FedEx Corp.	26,422	1,142
	United Parcel Service, Inc.	21,242	875
	CSX Corp.	35,225	869
	Caterpillar, Inc.	35,203	866
	PACCAR, Inc.	30,708	770
	L-3 Communications
	Holdings, Inc.	10,770	728
	Precision Castparts Corp.	12,459	691
	Honeywell International Inc.	21,566	579
	ITT Industries, Inc.	15,323	572
	Deere & Co.	19,062	524
	Waste Management, Inc.	15,229	411
	Southwest Airlines Co.	66,107	389
*	First Solar, Inc.	3,624	383
	Tyco International, Ltd.	14,705	295
			23,628
Information Technology (30.6%)
	Microsoft Corp.	714,983	11,547
	International Business
	Machines Corp.	119,999	11,043
*	Cisco Systems, Inc.	522,983	7,620
*	Google Inc.	21,398	7,232
*	Apple Inc.	79,411	7,092
	Hewlett-Packard Co.	218,976	6,357
*	Oracle Corp.	368,348	5,724
	QUALCOMM Inc.	147,895	4,944
	Visa Inc.	40,108	2,274
*	EMC Corp.	182,272	1,914
	Texas Instruments, Inc.	116,224	1,668
	Accenture Ltd.	54,749	1,598
*	Yahoo! Inc.	117,767	1,558
	Automatic Data
	Processing, Inc.	45,358	1,549
	Corning, Inc.	138,825	1,465
*	Dell Inc.	157,394	1,343
	MasterCard, Inc. Class A	7,914	1,251
	Applied Materials, Inc.	120,171	1,107
*	eBay Inc.	96,939	1,054
*	Symantec Corp.	74,532	1,031
*	Adobe Systems, Inc.	47,447	792
	Western Union Co.	63,909	713
*	Juniper Networks, Inc.	47,147	670
*	Broadcom Corp.	39,910	656
	Paychex, Inc.	28,882	637
*	Intuit, Inc.	27,382	624
	CA, Inc.	36,812	624

25

Mega Cap 300 Growth Index Fund

		Market
		Value•
	Shares	($000)
* Activision Blizzard, Inc.	53,259	534
* Electronic Arts Inc.	28,676	468
* Agilent Technologies, Inc.	31,856	442
* NetApp, Inc.	29,302	394
* NVIDIA Corp.	47,129	390
* VMware Inc.	4,029	84
		86,399
Materials (3.2%)
Monsanto Co.	48,963	3,734
Newmont Mining Corp.
(Holding Co.)	42,259	1,759
Praxair, Inc.	27,542	1,563
Ecolab, Inc.	21,285	677
The Mosaic Co.	13,830	595
Rohm & Haas Co.	11,339	591
		8,919
Telecommunication Services (0.4%)
* American Tower Corp.
Class A	35,439	1,032

Utilities (0.1%)
* AES Corp.	59,737	377
Total Investments (99.9%)
(Cost $374,676)		281,938
Other Assets and Liabilities (0.1%)
Other Assets		5,063
Liabilities		(4,878)
		185
Net Assets (100%)		282,123

At February 28, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	398,523
Undistributed Net Investment Income	832
Accumulated Net Realized Losses	(24,494)
Unrealized Appreciation (Depreciation)	(92,738)
Net Assets	282,123

Institutional Shares—Net Assets
Applicable to 829,769 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	45,679
Net Asset Value Per Share—
Institutional Shares	$55.05

ETF Shares—Net Assets
Applicable to 8,500,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	236,444
Net Asset Value Per Share—
ETF Shares	$27.82

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Mega Cap 300 Growth Index Fund

Statement of Operations

Six Months Ended
February 28, 2009
($000)
Investment Income
Income
Dividends	1,980
Interest[1]	4
Security Lending	12
Total Income	1,996
Expenses
The Vanguard Group—Note B
Investment Advisory Services	22
Management and Administrative—Institutional Shares	4
Management and Administrative—ETF Shares	65
Marketing and Distribution—Institutional Shares	7
Marketing and Distribution—ETF Shares	22
Custodian Fees	15
Auditing Fees	1
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	3
Total Expenses	139
Net Investment Income	1,857
Realized Net Gain (Loss) on Investment Securities Sold	(35,311)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(91,408)
Net Increase (Decrease) in Net Assets Resulting from Operations	(124,862)

1  Interest income from an affiliated company of the fund was $4,000.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Mega Cap 300 Growth Index Fund

Statement of Changes in Net Assets

		December 17,
	Six Months Ended	2007[1] to
	February 28,	August 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,857	833
Realized Net Gain (Loss)	(35,311)	(334)
Change in Unrealized Appreciation (Depreciation)	(91,408)	(1,330)
Net Increase (Decrease) in Net Assets Resulting from Operations	(124,862)	(831)
Distributions
Net Investment Income
Institutional Shares	(335)	(84)
ETF Shares	(1,138)	(301)
Realized Capital Gain
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(1,473)	(385)
Capital Share Transactions
Institutional Shares	(32,422)	96,712
ETF Shares	183,204	162,180
Net Increase (Decrease) from Capital Share Transactions	150,782	258,892
Total Increase (Decrease)	24,447	257,676
Net Assets
Beginning of Period	257,676	—
End of Period[2]	282,123	257,676

1 Inception.

2  Net Assets—End of Period includes undistributed net investment income of $832,000 and $448,000. See accompanying Notes, which are an integral part of the Financial Statements.

28

Mega Cap 300 Growth Index Fund

Financial Highlights

Institutional Shares
	Six Months	April 3,
	Ended	2008[1] to
	February 28,	Aug. 31,
For a Share Outstanding Throughout Each Period	2009	2008
Net Asset Value, Beginning of Period	$91.10	$92.21
Investment Operations
Net Investment Income	.487[2]	.343
Net Realized and Unrealized Gain (Loss) on Investments	(35.997)	(1.250)
Total from Investment Operations	(35.510)	(.907)
Distributions
Dividends from Net Investment Income	(.540)	(.203)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.540)	(.203)
Net Asset Value, End of Period	$55.05	$91.10

Total Return	–39.11%	–0.99%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$46	$97
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.08%[3]
Ratio of Net Investment Income to Average Net Assets	1.69%[3]	1.16%[3]
Portfolio Turnover Rate[4]	50%[3]	9%

1 Inception.

2  Calculated based on average shares outstanding.

3  Annualized.

4  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

29

Mega Cap 300 Growth Index Fund

Financial Highlights

ETF Shares
	Six Months	Dec. 17,
	Ended	2007[1] to
	February 28,	Aug. 31,
For a Share Outstanding Throughout Each Period	2009	2008
Net Asset Value, Beginning of Period	$46.04	$49.10
Investment Operations
Net Investment Income	.281[2]	.237
Net Realized and Unrealized Gain (Loss) on Investments	(18.233)	(3.139)
Total from Investment Operations	(17.952)	(2.902)
Distributions
Dividends from Net Investment Income	(.268)	(.158)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.268)	(.158)
Net Asset Value, End of Period	$27.82	$46.04

Total Return	–39.12%	–5.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$236	$161
Ratio of Total Expenses to Average Net Assets	0.13%[3]	0.13%[3]
Ratio of Net Investment Income to Average Net Assets	1.66%[3]	1.11%[3]
Portfolio Turnover Rate[4]	50%[3]	9%

1 Inception.

2  Calculated based on average shares outstanding.

3  Annualized.

4  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

30

Mega Cap 300 Growth Index Fund

Notes to Financial Statements

Vanguard Mega Cap 300 Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on its federal income tax return for the open tax year ended August 31, 2008, and for the period ended February 28, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

31

Mega Cap 300 Growth Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2009, the fund had contributed capital of $78,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 0.03% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2009, the fund realized $11,635,000 of net capital losses resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such losses are not taxable losses to the fund, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2008, the fund had available realized losses of $551,000 to offset future net capital gains through August 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2009, the cost of investment securities for tax purposes was $374,676,000. Net unrealized depreciation of investment securities for tax purposes was $92,738,000, consisting of unrealized gains of $73,000 on securities that had risen in value since their purchase and $92,811,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended February 28, 2009, the fund purchased $521,756,000 of investment securities and sold $370,659,000 of investment securities, other than temporary cash investments.

32

Mega Cap 300 Growth Index Fund

E. Capital share transactions for each class of shares were:

	Six Months Ended		Inception[1] to
	February 28, 2009		August 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	(32,757)	(235)	96,628	1,059
Issued in Lieu of Cash Distributions	335	5	84	1
Redeemed	—	—	—	—
Net Increase (Decrease)—Institutional Shares	(32,422)	(230)	96,712	1,060
ETF Shares
Issued	466,098	14,200	167,115	3,600
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(282,894)	(9,200)	(4,935)	(100)
Net Increase (Decrease)—ETF Shares	183,204	5,000	162,180	3,500

1 Inception dates are April 3, 2008, for the Institutional Shares and December 17, 2007, for the ETF Shares.

The amounts of Institutional Shares issued during the six months ended February 28, 2009, are negative because they reflect the cancellation of $58,176,000 of purchases recorded during the prior fiscal period that were determined to have been processed incorrectly. Vanguard, as transfer agent for the fund, offset any impact to the fund resulting from incorrectly processed shareholder transactions. Accordingly, the cancelled purchases had no impact to the fund’s net asset values per share or total returns.

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2009, 100% of the fund’s investments were valued based on Level 1 inputs.

33

Mega Cap 300 Value Index Fund

Fund Profile

As of February 28, 2009

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	153	161	4,524
Median Market Cap	$51.1B	$51.1B	$20.9B
Price/Earnings Ratio	11.7x	11.8x	12.4x
Price/Book Ratio	1.2x	1.2x	1.5x
Yield[3]		4.8%	3.1%
Institutional Shares	4.7%
ETF Shares	4.7%
Return on Equity	21.0%	21.0%	20.8%
Earnings Growth Rate	11.8%	11.9%	17.6%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	29%	—	—
Expense Ratio[5]		—	—
Institutional Shares	0.11%
ETF Shares	0.13%
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	5.8%	5.9%	9.0%
Consumer Staples	8.4	8.3	11.7
Energy	24.5	24.6	13.0
Financials	16.3	16.3	12.3
Health Care	13.1	13.0	15.3
Industrials	9.0	9.0	9.9
Information Technology	3.4	3.6	17.1
Materials	2.7	2.7	3.4
Telecommunication
Services	8.5	8.4	3.7
Utilities	8.3	8.2	4.6

Ten Largest Holdings[6]	(% of total net assets)

ExxonMobil Corp.	integrated oil
	and gas	12.5%
AT&T Inc.	integrated
	telecommunication
	services	5.1
Chevron Corp.	integrated oil
	and gas	4.5
General Electric Co.	industrial
	conglomerates	3.2
JPMorgan Chase & Co.	diversified financial
	services	3.1
Pfizer Inc.	pharmaceuticals	3.0
Verizon	integrated
Communications Inc.	telecommunication
	services	2.9
Intel Corp.	semiconductors	2.6
Johnson & Johnson	pharmaceuticals	2.5
Wyeth	pharmaceuticals	2.0
Top Ten		41.4%

Investment Focus

1  MSCI US Large Cap Value Index.

2  Dow Jones Wilshire 5000 Index.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.

4  Annualized.

5  The expense ratios shown are from the prospectuses dated December 29, 2008 and represent estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended February 28, 2009, the annualized expense ratios were 0.10% for the Institutional Shares and 0.13% for the ETF Shares.

6  The holdings listed exclude any temporary cash investments and equity index products.

Mega Cap 300 Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal Year Total Returns (%): December 17, 2007–February 28, 2009

Average Annual Total Returns: Periods Ended December 31, 2008

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

			Since
	Inception Date	One Year	Inception
ETF Shares	12/17/2007
Market Price		–35.61%	–33.89%
Net Asset Value		–35.78	–33.99
Institutional Shares	3/05/2008	—	–29.30

1  Six months ended February 28, 2009.

Note: See Financial Highlights tables for dividend and capital gains information.

35

Mega Cap 300 Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (5.8%)
	Home Depot, Inc.	85,688	1,790
	The Walt Disney Co.	88,939	1,492
	Time Warner, Inc.	181,168	1,382
	News Corp., Class A	91,834	511
	Carnival Corp.	22,158	433
*	Liberty Media Corp.	24,684	428
	Johnson Controls, Inc.	29,743	338
	The Gap, Inc.	25,407	274
*	Ford Motor Co.	99,238	198
	Fortune Brands, Inc.	7,497	178
	Macy’s Inc.	20,936	165
*	Time Warner Cable, Inc.	8,965	163
	J.C. Penney Co., Inc.
	(Holding Co.)	10,598	162
	News Corp., Class B	21,841	137
	International Game
	Technology	14,800	131
*,^	Sears Holdings Corp.	3,480	128
	CBS Corp.	29,496	126
*	DISH Network Corp.	3,832	43
			8,079
Consumer Staples (8.4%)
	The Procter & Gamble Co.	52,092	2,509
	The Coca-Cola Co.	52,505	2,145
	Kraft Foods Inc.	74,106	1,688
	Altria Group, Inc.	103,901	1,604
	Archer-Daniels-Midland Co.	29,157	777
	Kimberly-Clark Corp.	13,489	636
	Safeway, Inc.	21,757	403
	ConAgra Foods, Inc.	22,670	342
	General Mills, Inc.	5,891	309
	Reynolds American Inc.	8,803	296
	Sara Lee Corp.	35,356	273
	H.J. Heinz Co.	7,968	260
	Lorillard, Inc.	4,232	247
	The Hershey Co.	3,977	134
	Campbell Soup Co.	3,902	104
			11,727
Energy (24.5%)
	ExxonMobil Corp.	256,752	17,433
	Chevron Corp.	102,576	6,227

	ConocoPhillips Co.	71,461	2,669
	Occidental Petroleum Corp.	26,486	1,374
	Apache Corp.	16,857	996
	Devon Energy Corp.	21,053	919
	Marathon Oil Corp.	35,645	829
	Anadarko Petroleum Corp.	23,164	810
	Valero Energy Corp.	26,150	507
	Chesapeake Energy Corp.	28,970	453
	Spectra Energy Corp.	30,809	401
	XTO Energy, Inc.	9,625	305
	Hess Corp.	5,122	280
	Halliburton Co.	15,756	257
	Williams Cos., Inc.	19,170	217
*	National Oilwell Varco Inc.	7,309	195
	Murphy Oil Corp.	3,183	133
	Peabody Energy Corp.	4,723	112
			34,117
Financials (16.3%)
	JPMorgan Chase & Co.	188,350	4,304
	Wells Fargo & Co.	199,493	2,414
	Bank of New York
	Mellon Corp.	58,010	1,286
	Bank of America Corp.	322,895	1,275
	U.S. Bancorp	88,571	1,268
	The Travelers Cos., Inc.	29,468	1,065
	Morgan Stanley	48,266	943
	The Goldman Sachs
	Group, Inc.	10,023	913
	MetLife, Inc.	40,086	740
	The Chubb Corp.	17,935	700
	American Express Co.	52,746	636

36

Mega Cap 300 Value Index Fund

			Market
			Value•
		Shares	($000)
	Ace Ltd.	16,802	613
	PNC Financial
	Services Group	21,403	585
	Marsh &
	McLennan Cos., Inc.	25,676	460
	BB&T Corp.	27,827	449
	The Allstate Corp.	25,718	433
	Citigroup Inc.	275,398	413
	Prudential Financial, Inc.	21,203	348
	Loews Corp.	16,415	326
	Aon Corp.	7,948	304
	Progressive Corp. of Ohio	20,881	242
	Equity Residential REIT	13,575	239
	Capital One Financial Corp.	19,727	238
	Vornado Realty Trust REIT	7,072	232
	Boston Properties, Inc. REIT	5,992	222
	Invesco, Ltd.	19,317	221
	SunTrust Banks, Inc.	16,728	201
	State Street Corp.	7,564	191
	Simon Property Group, Inc.
	REIT	5,636	187
	KeyCorp	24,743	173
	Ameriprise Financial, Inc.	10,817	172
*	Leucadia National Corp.	9,277	136
	M & T Bank Corp.	3,553	130
	Discover Financial Services	21,444	123
	Lincoln National Corp.	12,806	110
*	SLM Corp.	23,425	108
	The Principal Financial
	Group, Inc.	12,901	103
	The Hartford Financial
	Services Group Inc.	15,024	92
	NYSE Euronext	4,321	73
	American International
	Group, Inc.	119,497	50
			22,718
Health Care (13.1%)
	Pfizer Inc.	340,223	4,188
	Johnson & Johnson	70,030	3,502
	Wyeth	67,380	2,750
	Merck & Co., Inc.	106,630	2,580
	Bristol-Myers Squibb Co.	99,904	1,839
	Eli Lilly & Co.	51,590	1,516
	Cardinal Health, Inc.	18,153	589
*	Boston Scientific Corp.	68,367	480
	Covidien Ltd.	12,564	398
	CIGNA Corp.	13,729	216
*	Forest Laboratories, Inc.	7,630	164
			18,222
Industrials (9.0%)
	General Electric Co.	531,018	4,519
	United Technologies Corp.	45,521	1,859
	United Parcel Service, Inc.	22,197	914
	General Dynamics Corp.	16,784	735
	Honeywell International Inc.	22,662	608
	Norfolk Southern Corp.	18,757	595
	Northrop Grumman Corp.	15,643	584

Illinois Tool Works, Inc.	20,596	573
Waste Management, Inc.	16,137	436
Republic Services, Inc.
Class A	18,171	362
Tyco International, Ltd.	15,466	310
Deere & Co.	10,723	295
Eaton Corp.	7,897	285
Caterpillar, Inc.	10,684	263
Ingersoll-Rand Co.	15,952	226
		12,564
Information Technology (3.4%)
Intel Corp.	280,589	3,575
Motorola, Inc.	115,444	406
Analog Devices, Inc.	14,834	277
Xerox Corp.	43,704	226
Tyco Electronics Ltd.	23,048	219
		4,703
Materials (2.7%)
E.I. du Pont de
Nemours & Co.	45,609	856
Freeport-McMoRan
Copper & Gold, Inc.
Class B	19,168	583
Nucor Corp.	15,821	532
Air Products &
Chemicals, Inc.	10,536	487
Dow Chemical Co.	46,342	332
Weyerhaeuser Co.	10,581	256
PPG Industries, Inc.	8,216	255
Alcoa Inc.	40,513	253
United States Steel Corp.	5,859	115
International Paper Co.	20,234	115
		3,784
Telecommunication Services (8.5%)
AT&T Inc.	297,407	7,069
Verizon
Communications Inc.	143,297	4,088
* Sprint Nextel Corp.	140,118	461
Qwest Communications
International Inc.	77,779	264
		11,882
Utilities (8.2%)
Exelon Corp.	33,141	1,565
Southern Co.	39,095	1,185
FPL Group, Inc.	19,575	887
Dominion Resources, Inc.	29,339	886
Duke Energy Corp.	63,879	860

37

Mega Cap 300 Value Index Fund

			Market
			Value•
		Shares	($000)
	Public Service Enterprise
	Group, Inc.	25,567	698
	PG&E Corp.	18,202	696
	FirstEnergy Corp.	15,461	658
	Entergy Corp.	9,541	643
	American Electric
	Power Co., Inc.	20,396	572
	PPL Corp.	18,938	528
	Consolidated Edison Inc.	13,816	500
	Progress Energy, Inc.	13,915	493
	Sempra Energy	11,652	484
	Edison International	15,670	427
	Ameren Corp.	10,527	250
	Constellation Energy
	Group, Inc.	8,885	176
			11,508
	Total Common Stocks
	(Cost $221,329)		139,304
	Temporary Cash Investment (0.1%)
1,2	Vanguard Market Liquidity
	Fund, 0.663%
	(Cost $126)	125,802	126
	Total Investments (100.0%)
	(Cost $221,455)		139,430
	Other Assets and Liabilities (0.0%)
	Other Assets		2,418
	Liabilities[2]		(2,463)
			(45)
	Net Assets (100%)		139,385

At February 28, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	228,015
Undistributed Net Investment Income	1,381
Accumulated Net Realized Losses	(7,986)
Unrealized Appreciation (Depreciation)	(82,025)
Net Assets	139,385

Institutional Shares—Net Assets
Applicable to 939,010 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	44,279
Net Asset Value Per Share—
Institutional Shares	$47.15

ETF Shares—Net Assets
Applicable to 4,000,000 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	95,106
Net Asset Value Per Share—
ETF Shares	$23.78

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. The total value of securities on loan is $125,000.

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2  Includes $126,000 of collateral received for securities on loan.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Mega Cap 300 Value Index Fund

Statement of Operations

Six Months Ended
February 28, 2009
($000)
Investment Income
Income
Dividends	3,204
Interest[1]	4
Security Lending	12
Total Income	3,220
Expenses
The Vanguard Group—Note B
Investment Advisory Services	14
Management and Administrative—Institutional Shares	7
Management and Administrative—ETF Shares	28
Marketing and Distribution—Institutional Shares	7
Marketing and Distribution—ETF Shares	13
Custodian Fees	13
Auditing Fees	1
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—ETF Shares	2
Total Expenses	86
Net Investment Income	3,134
Realized Net Gain (Loss)
Investment Securities Sold	(5,468)
Futures Contracts	15
Realized Net Gain (Loss)	(5,453)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(75,682)
Futures Contracts	—
Change in Unrealized Appreciation (Depreciation)	(75,682)
Net Increase (Decrease) in Net Assets Resulting from Operations	(78,001)

1  Interest income from an affiliated company of the fund was $3,000.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Mega Cap 300 Value Index Fund

Statement of Changes in Net Assets

		December 17,
	Six Months Ended	2007[1] to
	February 28,	August 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,134	1,283
Realized Net Gain (Loss)	(5,453)	(340)
Change in Unrealized Appreciation (Depreciation)	(75,682)	(6,343)
Net Increase (Decrease) in Net Assets Resulting from Operations	(78,001)	(5,400)
Distributions
Net Investment Income
Institutional Shares	(873)	(127)
ETF Shares	(1,541)	(495)
Realized Capital Gain
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(2,414)	(622)
Capital Share Transactions
Institutional Shares	19,628	53,693
ETF Shares	49,838	102,663
Net Increase (Decrease) from Capital Share Transactions	69,466	156,356
Total Increase (Decrease)	(10,949)	150,334
Net Assets
Beginning of Period	150,334	—
End of Period[2]	139,385	150,334

1 Inception.

2  Net Assets—End of Period includes undistributed net investment income of $1,381,000 and $661,000. See accompanying Notes, which are an integral part of the Financial Statements.

40

Mega Cap 300 Value Index Fund

Financial Highlights

Institutional Shares
	Six Months	March 5,
	Ended	2008[1] to
	February 28,	Aug. 31,
For a Share Outstanding Throughout Each Period	2009	2008
Net Asset Value, Beginning of Period	$83.69	$90.01
Investment Operations
Net Investment Income	1.340[2]	1.124[2]
Net Realized and Unrealized Gain (Loss) on Investments	(36.741)	(6.444)
Total from Investment Operations	(35.401)	(5.320)
Distributions
Dividends from Net Investment Income	(1.139)	(1.000)
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.139)	(1.000)
Net Asset Value, End of Period	$47.15	$83.69

Total Return	–42.72%	–5.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$44	$53
Ratio of Total Expenses to Average Net Assets	0.10%[3]	0.08%[3]
Ratio of Net Investment Income to Average Net Assets	4.39%[3]	3.19%[3]
Portfolio Turnover Rate[4]	29%[3]	12%

1 Inception.

2  Calculated based on average shares outstanding.

3  Annualized.

4  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Mega Cap 300 Value Index Fund

Financial Highlights

ETF Shares
	Six Months	Dec. 17,
	Ended	2007[1] to
	February 28,	Aug. 31,
For a Share Outstanding Throughout Each Period	2009	2008
Net Asset Value, Beginning of Period	$42.21	$49.38
Investment Operations
Net Investment Income	.660[2]	.886[2]
Net Realized and Unrealized Gain (Loss) on Investments	(18.521)	(7.560)
Total from Investment Operations	(17.861)	(6.674)
Distributions
Dividends from Net Investment Income	(.569)	(.496)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.569)	(.496)
Net Asset Value, End of Period	$23.78	$42.21

Total Return	–42.71%	–13.56%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$95	$97
Ratio of Total Expenses to Average Net Assets	0.13%[3]	0.13%[3]
Ratio of Net Investment Income to Average Net Assets	4.36%[3]	3.14%[3]
Portfolio Turnover Rate[4]	29%[3]	12%

1 Inception.

2  Calculated based on average shares outstanding.

3  Annualized.

4  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

42

Mega Cap 300 Value Index Fund

Notes to Financial Statements

Vanguard Mega Cap 300 Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and ETF Shares. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on its federal income tax return for the open tax year ended August 31, 2008, and for the period ended February 28, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

43

Mega Cap 300 Value Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At February 28, 2009, the fund had contributed capital of $45,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 0.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended February 28, 2009, the fund realized $2,193,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2008, the fund had available realized losses of $220,000 to offset future net capital gains through August 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At February 28, 2009, the cost of investment securities for tax purposes was $221,455,000. Net unrealized depreciation of investment securities for tax purposes was $82,025,000, consisting of unrealized gains of $160,000 on securities that had risen in value since their purchase and $82,185,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended February 28, 2009, the fund purchased $128,494,000 of investment securities and sold $58,037,000 of investment securities, other than temporary cash investments.

44

Mega Cap 300 Value Index Fund

E. Capital share transactions for each class of shares were:

	Six Months Ended		Inception[1] to
	February 28, 2009		August 31, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	22,294	351	53,949	639
Issued in Lieu of Cash Distributions	873	13	127	1
Redeemed	(3,539)	(61)	(383)	(4)
Net Increase (Decrease)—Institutional Shares	19,628	303	53,693	636
ETF Shares
Issued	86,628	2,800	102,663	2,300
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(36,790)	(1,100)	—	—
Net Increase (Decrease)—ETF Shares	49,838	1,700	102,663	2,300

1 Inception dates are March 5, 2008, for the Institutional Shares and December 17, 2007, for the ETF Shares.

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2009, 100% of the fund’s investments were valued based on Level 1 inputs.

45

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

46

Six Months Ended February 28, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Index Fund	8/31/2008	2/28/2009	Period[1]
Based on Actual Fund Return
Mega Cap 300
Institutional Shares	$1,000.00	$590.93	$0.39
ETF Shares	1,000.00	590.91	0.51
Mega Cap 300 Growth
Institutional Shares	$1,000.00	$608.91	$0.40
ETF Shares	1,000.00	608.83	0.52
Mega Cap 300 Value
Institutional Shares	$1,000.00	$572.84	$0.39
ETF Shares	1,000.00	572.85	0.51
Based on Hypothetical 5% Yearly Return
Mega Cap 300
Institutional Shares	$1,000.00	$1,024.30	$0.50
ETF Shares	1,000.00	1,024.15	0.65
Mega Cap 300 Growth
Institutional Shares	$1,000.00	$1,024.30	$0.50
ETF Shares	1,000.00	1,024.15	0.65
Mega Cap 300 Value
Institutional Shares	$1,000.00	$1,024.30	$0.50
ETF Shares	1,000.00	1,024.15	0.65

1  The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: 0.10% for the Mega Cap 300 Index Fund Institutional Shares, 0.13% for the ETF Shares; 0.10% for the Mega Cap 300 Growth Index Fund Institutional Shares, 0.13% for the ETF Shares; and 0.10% for the Mega Cap 300 Value Index Fund Institutional Shares, 0.13% for the ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

47

Glossary

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

48

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 157 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Chairman of the Board and Interested Trustee

John J. Brennan1

Born 1954. Trustee Since May 1987. Chairman of the Board. Principal Occupation(s) During the Past Five Years: Chairman of the Board and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group (1996–2008).

Independent Trustees

Charles D. Ellis

Born 1937. Trustee Since January 2001. Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years: Retired Executive Chief Staff and Marketing Officer for North America and Corporate Vice President of Xerox Corporation (photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, the Boy Scouts of America, Amerigroup Corporation (direct health and medical insurance carriers), and Monroe Community College Foundation.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); President of Rohm and Haas Co. (2006–2008); Board Member of American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) and Hewlett-Packard Co. (electronic computer manufacturing); Trustee of The Conference Board.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal

Occupation(s) During the Past Five Years: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science in the School of Arts and Sciences with Secondary Appointments at the Annenberg School for Communication and the Graduate School of Education of the University of Pennsylvania; Director of Carnegie Corporation of New York, Schuylkill River Development Corporation, and Greater Philadelphia Chamber of Commerce; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years: Retired Corporate Vice President, Chief Global Diversity Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Vice President and Chief Information Officer (1997–2005) of Johnson & Johnson; Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Senior Associate Dean, and Director of Faculty Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm).

Alfred M. Rankin, Jr.

Born 1941. Trustee Since January 1993. Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson

Born 1936. Trustee Since April 1985. Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers

Thomas J. Higgins1

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group since 2008; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Kathryn J. Hyatt1

Born 1955. Treasurer Since November 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group since 2008; Assistant Treasurer of each of the investment companies served by The Vanguard Group (1988–2008).

F. William McNabb III1

Born 1957. Chief Executive Officer Since August 2008. President Since March 2008. Principal Occupation(s) During the Past Five Years: Director of The Vanguard Group, Inc., since 2008; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Heidi Stam1

Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2005; Director and Senior Vice President of Vanguard Marketing Corporation since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Michael S. Miller
Mortimer J. Buckley	James M. Norris
Kathleen C. Gubanich	Glenn W. Reed
Paul A. Heller	George U. Sauter

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

1  These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739
You can obtain a free copy of Vanguard’s proxy voting
Institutional Investor Services > 800-523-1036	guidelines by visiting our website, www.vanguard.com,
and searching for “proxy voting guidelines,” or by
Text Telephone for People	calling Vanguard at 800-662-2739. The guidelines are
With Hearing Impairment > 800-952-3335	also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
This material may be used in conjunction	either www.vanguard.com or www.sec.gov.
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
The funds or securities referred to herein are not	at 202-551-8090. Information about your fund is also
sponsored, endorsed, or promoted by MSCI, and MSCI	available on the SEC’s website, and you can receive
bears no liability with respect to any such funds or	copies of this information, for a fee, by sending a
securities. For any such funds or securities, the	request in either of two ways: via e-mail addressed to
prospectus or the Statement of Additional Information	publicinfo@sec.gov or via regular mail addressed to the
contains a more detailed description of the limited	Public Reference Section, Securities and Exchange
relationship MSCI has with The Vanguard Group and	Commission, Washington, DC 20549-0102.
any related funds.

Russell is a trademark of The Frank Russell Company.

© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q8282 042009

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.

(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUNDS
/s/ F. WILLIAM MCNABB III*
BY:	F. WILLIAM MCNABB III*
CHIEF EXECUTIVE OFFICER

Date: April 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUNDS
/s/ F. WILLIAM MCNABB III*
BY:	F. WILLIAM MCNABB III*
CHIEF EXECUTIVE OFFICER

Date: April 20, 2009

VANGUARD WORLD FUNDS
/s/ THOMAS J. HIGGINS *
BY:	THOMAS J. HIGGINS *
CHIEF FINANCIAL OFFICER

Date: April 20, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number

2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on

September 26, 2008, see File Number 2-47371, Incorporated by Reference.